UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices)	(Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/2020

Date of reporting period:	6/30/2020

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MML Series Investment Fund II

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2020

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

June 30, 2020

Welcome to the MML Series Investment Fund II Semiannual Report, covering the six months ended June 30, 2020.

Market Highlights

•	During the period, U.S. stock prices ended down only 3%, despite being down nearly 20% in the first quarter of 2020.

•	The COVID-19 pandemic escalated quickly during the period, shuttering businesses, driving unemployment to record levels, curtailing economic activity and causing concerned investors to sell stocks in favor of safer investments.

•	Markets rebounded sharply in late March initially in response to emergency interest rate cuts by the Federal Reserve Board (the Fed) and unprecedented fiscal stimulus from Congress. Further market increases came later in the period due to falling COVID-19 case counts, progress on vaccine research and signs of increasing economic activity as the world transitioned back to work.

•	Developed-market foreign stocks and emerging market stocks also responded well to their own countries’ monetary and fiscal stimulus and progress in restarting economic activity, though trailed U.S. stock returns for the six-month period.

•	U.S. bonds ended the period up over 6%, benefiting from falling interest rates and investors seeking safer investments in light of projections for a global economic downturn.

Market Commentary

For the six months ended June 30, 2020, global stock investors experienced negative returns. U.S. stocks rose steadily through the middle of February, buoyed by low interest rates and expectations for strong economic growth and rising corporate earnings. With the onset of the COVID-19 pandemic, businesses shuttered, unemployment propelled to record levels, and economic activity curtailed causing U.S. stocks to fall sharply from the middle of February to late March. Markets rebounded sharply in late March initially in response to emergency interest rate cuts by the Fed and unprecedented fiscal stimulus from Congress. Further gains came later in the period due to falling COVID-19 case counts, progress on vaccine research and signs of increasing economic activity as the world transitioned back to work.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the first quarter of 2020 with the S&P 500®* Index gaining or losing three percent of its value on 19 different days during the quarter. The Volatility Index (the VIX) achieved an all-time high of 82.69 on March 16th before receding in response to emergency interest rate cuts by the Fed, an unprecedented fiscal stimulus package from Congress and signs of increasing economic activity.

The end result was that the broad market S&P 500 delivered a loss of only 3.08% for the period. The technology-heavy NASDAQ Composite Index, which benefited considerably as companies shifted to a more technology heavy work from home model, gained 12.67%. Conversely, the more economically sensitive Dow Jones Industrial Average lost 8.43% for the period. Small-cap stocks also underperformed their larger peers while value stocks significantly underperformed their growth peers.

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

The market sell-off and subsequent recovery affected sectors differently. The information technology and consumer discretionary sectors fared best as these sectors benefited from the shift to working from home and the increase in online shopping. The energy and financial services sectors experienced the biggest losses due to expectations of a sharp downturn in global economic growth and lower interest rates, respectively. West Texas Intermediate (WTI) crude oil prices ended the period at just $39.27 per barrel, down 36% during the period.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 11.34% for the six-month period. Japanese stocks fared much better than European stocks as a result of Japan responding quickly and effectively to halt the spread of COVID-19 within its borders and following up with massive amounts of monetary and fiscal stimulus. Emerging-market stock markets, as measured by the MSCI Emerging Markets Index, fared only slightly better than the MSCI EAFE® Index, falling 9.78% for the period, buoyed by strong performance of Chinese stocks.

In these unprecedented times, the Fed asserted its influence on markets during the period through two emergency interest rate cuts in March. On March 3rd, the Fed slashed interest rates by half a percentage point, citing that the “coronavirus poses evolving risks to economic activity.” On March 15th, the Fed cut interest rates to nearly zero percent saying it would maintain the low rates “until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.” These were the first emergency interest rate cuts since 2008. Congress also played its part, delivering roughly $2.5 trillion in coronavirus response bills intended to keep businesses and individuals afloat during these challenging times.

Investors entered the period with expectations of stable economic growth and rising corporate earnings and ended the period mired in a global pandemic and global recession. Bond yields fell sharply during the period, with the 10-year U.S. Treasury bond reaching a low of 0.54% in early March and ending the period only slightly higher at 0.66%. Since falling yields generally drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 6.14%. High-yield corporate bonds did not fare as well, in light of concerns that defaults would rise. The Bloomberg Barclays U.S. Corporate High Yield Index, which tracks below investment-grade corporate bonds, ended the period down 3.80%, especially in the retail and energy sectors.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 7/1/20 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MML Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blend Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital. The Fund invests across different asset classes (equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the three segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Barings LLC (Barings).

MML Blend Fund Portfolio Characteristics (% of Net Assets) on 6/30/20

Common Stock	64.6%
Corporate Debt	14.2%
Non-U.S. Government Agency Obligations	11.1%
U.S. Government Agency Obligations and Instrumentalities	8.6%
U.S. Treasury Obligations	0.5%
Sovereign Debt Obligations	0.3%
Municipal Obligations	0.2%
Preferred Stock	0.1%
Purchased Options	0.1%
Rights	0.0%
Mutual Funds	0.0%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

3

MML Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Fund, and who are the Fund’s subadvisers?

The Fund’s primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The Fund invests primarily in common stocks of companies that the subadvisers believe are undervalued in the marketplace, with a focus on securities of larger size companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, preferred stocks, securities convertible into common or preferred stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund’s two subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which managed approximately 36% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 64% of the Fund’s portfolio, as of June 30, 2020.

MML Equity Fund Largest Holdings (% of Net Assets) on 6/30/20

Bank of America Corp.	2.9%
Intel Corp.	2.7%
JP Morgan Chase & Co.	2.7%
Verizon Communications, Inc.	2.1%
AT&T, Inc.	1.9%
Microsoft Corp.	1.9%
Morgan Stanley	1.9%
Merck & Co., Inc.	1.8%
Chevron Corp.	1.8%
Cisco Systems, Inc.	1.7%

21.4%

MML Equity Fund Sector Table (% of Net Assets) on 6/30/20

Financial	23.8%
Consumer, Non-cyclical	19.1%
Technology	15.6%
Industrial	13.1%
Communications	9.8%
Utilities	5.0%
Energy	4.8%
Consumer, Cyclical	4.7%
Basic Materials	2.9%
Mutual Funds	1.0%

Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%

Net Assets	100.0%

4

MML Managed Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Bond Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MML Managed Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/20

Corporate Debt	39.6%
Non-U.S. Government Agency Obligations	33.0%
U.S. Government Agency Obligations and Instrumentalities	22.3%
U.S. Treasury Obligations	1.9%
Sovereign Debt Obligations	0.7%
Municipal Obligations	0.5%
Preferred Stock	0.2%
Purchased Options	0.2%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

5

MML U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund’s subadviser is Barings LLC (Barings).

MML U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 6/30/20

Discount Notes	83.6%
Repurchase Agreement	9.0%
U.S. Treasury Bonds & Notes	7.3%

Total Short-Term Investments	99.9%
Other Assets & Liabilities	0.1%

Net Assets	100.0%

6

MML Blend Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 64.7%

COMMON STOCK — 64.6%
Basic Materials — 1.2%
Chemicals — 0.9%
Air Products & Chemicals, Inc.	355	$85,718
Celanese Corp.	6,100	526,674
CF Industries Holdings, Inc.	15,290	430,261
Corteva, Inc. (a)	2,706	72,494
Dow, Inc. (a)	5,106	208,120
DuPont de Nemours, Inc.	3,506	186,274
Eastman Chemical Co.	6,370	443,607
Ecolab, Inc.	2	398
FMC Corp.	3,700	368,594
International Flavors & Fragrances, Inc.	160	19,594
Linde PLC	866	183,687
LyondellBasell Industries NV Class A	14,140	929,281
The Mosaic Co.	1,500	18,765
PPG Industries, Inc.	9,418	998,873
The Sherwin-Williams Co.	2,523	1,457,915

		5,930,255

Forest Products & Paper — 0.1%
International Paper Co.	23,687	834,019

Iron & Steel — 0.0%
Nucor Corp.	3,056	126,549

Mining — 0.2%
Freeport-McMoRan, Inc.	3,864	44,707
Newmont Corp.	25,170	1,553,996

		1,598,703

		8,489,526

Communications — 11.1%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	22,122	379,614
Omnicom Group, Inc.	8,147	444,826

		824,440

Internet — 7.9%
Alphabet, Inc. Class A (a)	6,120	8,678,466
Alphabet, Inc. Class C (a)	5,221	7,380,458
Amazon.com, Inc. (a)	7,110	19,615,210
Booking Holdings, Inc. (a)	1,511	2,406,026
CDW Corp.	3,930	456,587
E*TRADE Financial Corp.	5,561	276,549
eBay, Inc.	30,377	1,593,274
Expedia Group, Inc.	377	30,989
F5 Networks, Inc. (a)	1,400	195,272
Facebook, Inc. Class A (a)	54,850	12,454,789
Netflix, Inc. (a)	2,853	1,298,229
NortonLifeLock, Inc.	17,955	356,048

	Number of Shares	Value
Twitter, Inc. (a)	1,400	$41,706
VeriSign, Inc. (a)	3,431	709,634

		55,493,237

Media — 0.8%
Charter Communications, Inc. Class A (a)	2,031	1,035,891
Comcast Corp. Class A	79,024	3,080,355
Discovery, Inc. Class A (a) (b)	7,700	162,470
Discovery, Inc. Class C (a)	9,043	174,168
DISH Network Corp. Class A (a)	6,600	227,766
Fox Corp. Class A	14,622	392,162
Fox Corp. Class B (a)	2,700	72,468
News Corp. Class A	866	10,271
News Corp. Class B	300	3,585
ViacomCBS, Inc. Class B	4,843	112,939
The Walt Disney Co.	5,066	564,910

		5,836,985

Telecommunications — 2.3%
Arista Networks, Inc. (a)	1,530	321,346
AT&T, Inc.	63,926	1,932,483
CenturyLink, Inc.	27,928	280,118
Cisco Systems, Inc.	133,542	6,228,399
Corning, Inc.	8,167	211,525
Juniper Networks, Inc.	7,289	166,627
Motorola Solutions, Inc.	2,557	358,312
T-Mobile US, Inc. (a)	3,250	338,487
Verizon Communications, Inc.	112,955	6,227,209

		16,064,506

		78,219,168

Consumer, Cyclical — 5.2%
Airlines — 0.1%
Alaska Air Group, Inc.	300	10,878
American Airlines Group, Inc. (b)	2,200	28,754
Delta Air Lines, Inc.	10,600	297,330
Southwest Airlines Co.	10,383	354,891
United Airlines Holdings, Inc. (a)	1,500	51,915

		743,768

Apparel — 0.4%
Hanesbrands, Inc. (b)	25,500	287,895
NIKE, Inc. Class B	20,874	2,046,696
PVH Corp.	1,620	77,841
Ralph Lauren Corp.	2,960	214,659
Tapestry, Inc.	6,220	82,602
Under Armour, Inc. Class A (a)	200	1,948
Under Armour, Inc. Class C (a)	300	2,652
VF Corp.	2,200	134,068

		2,848,361

The accompanying notes are an integral part of the financial statements.

7

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.3%
Cummins, Inc.	6,565	$1,137,452
Ford Motor Co.	30,013	182,479
General Motors Co.	26,200	662,860
PACCAR, Inc.	4,822	360,927

		2,343,718

Auto Parts & Equipment — 0.0%
BorgWarner, Inc.	4,800	169,440

Distribution & Wholesale — 0.2%
Copart, Inc. (a)	4,400	366,388
Fastenal Co.	9,264	396,870
W.W. Grainger, Inc.	1,072	336,779

		1,100,037

Entertainment — 0.0%
Live Nation Entertainment, Inc. (a)	200	8,866

Home Builders — 0.2%
D.R. Horton, Inc.	4,747	263,221
Lennar Corp. Class A	9,200	566,904
NVR, Inc. (a)	130	423,638
PulteGroup, Inc.	5,873	199,858

		1,453,621

Home Furnishing — 0.1%
Leggett & Platt, Inc.	86	3,023
Whirlpool Corp.	2,993	387,683

		390,706

Housewares — 0.0%
Newell Brands, Inc.	4,600	73,048

Leisure Time — 0.0%
Harley-Davidson, Inc.	3,302	78,489
Norwegian Cruise Line Holdings Ltd. (a)	1,100	18,073
Royal Caribbean Cruises Ltd. (b)	610	30,683

		127,245

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	14,700	1,079,715
Las Vegas Sands Corp.	9,000	409,860
Marriott International, Inc. Class A	6,081	521,324
Wynn Resorts Ltd.	8	596

		2,011,495

Retail — 3.6%
Advance Auto Parts, Inc.	1,010	143,874
AutoZone, Inc. (a)	464	523,448
Best Buy Co., Inc.	6,292	549,103
CarMax, Inc. (a)	400	35,820
Chipotle Mexican Grill, Inc. (a)	250	263,090
Costco Wholesale Corp.	1,990	603,388
Darden Restaurants, Inc.	2,654	201,094
Dollar General Corp.	6,770	1,289,753
Dollar Tree, Inc. (a)	2,548	236,149

	Number of Shares	Value
Domino’s Pizza, Inc.	2,230	$823,851
The Gap, Inc.	690	8,708
Genuine Parts Co.	364	31,653
The Home Depot, Inc.	30,047	7,527,074
Kohl’s Corp.	8,530	177,168
L Brands, Inc.	2,200	32,934
Lowe’s Cos., Inc.	32,745	4,424,504
McDonald’s Corp.	1,310	241,656
Nordstrom, Inc. (b)	10,308	159,671
O’Reilly Automotive, Inc. (a)	2,663	1,122,907
Ross Stores, Inc.	1,204	102,629
Starbucks Corp.	8,354	614,771
Target Corp.	10,096	1,210,813
Tiffany & Co.	802	97,796
The TJX Cos., Inc.	4,612	233,183
Tractor Supply Co.	3,310	436,225
Walgreens Boots Alliance, Inc.	4,057	171,976
Walmart, Inc.	24,502	2,934,849
Yum! Brands, Inc.	10,275	893,000

		25,091,087

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,791	209,185

		36,570,577

Consumer, Non-cyclical — 14.4%
Agriculture — 1.0%
Altria Group, Inc.	76,459	3,001,016
Archer-Daniels-Midland Co.	792	31,601
Philip Morris International, Inc.	57,286	4,013,457

		7,046,074

Beverages — 0.9%
Brown-Forman Corp. Class B	15	955
The Coca-Cola Co.	60,630	2,708,948
Constellation Brands, Inc. Class A	542	94,823
Molson Coors Beverage Co. Class B	1,500	51,540
Monster Beverage Corp. (a)	8,400	582,288
PepsiCo, Inc.	24,730	3,270,790

		6,709,344

Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a)	7,560	848,534
Amgen, Inc.	20,001	4,717,436
Biogen, Inc. (a)	7,762	2,076,723
Gilead Sciences, Inc.	43,810	3,370,741
Illumina, Inc. (a)	210	77,774
Incyte Corp. (a)	260	27,032
Regeneron Pharmaceuticals, Inc. (a)	2,730	1,702,565
Vertex Pharmaceuticals, Inc. (a)	7,250	2,104,747

		14,925,552

Commercial Services — 1.1%
Automatic Data Processing, Inc.	7,259	1,080,792
Cintas Corp.	2,378	633,404

The accompanying notes are an integral part of the financial statements.

8

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Equifax, Inc.	182	$31,282
FleetCor Technologies, Inc. (a)	1,320	332,020
Gartner, Inc. (a)	110	13,346
Global Payments, Inc.	1,132	192,010
H&R Block, Inc. (b)	16,263	232,236
IHS Markit Ltd.	6,500	490,750
MarketAxess Holdings, Inc.	430	215,396
Moody’s Corp.	2,670	733,529
Nielsen Holdings PLC	3,400	50,524
PayPal Holdings, Inc. (a)	2,257	393,237
Quanta Services, Inc.	2,013	78,970
Robert Half International, Inc.	10,526	556,089
S&P Global, Inc.	5,788	1,907,030
United Rentals, Inc. (a)	3,250	484,380
Verisk Analytics, Inc.	2,720	462,944

		7,887,939

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	31,806	2,330,107
Coty, Inc. Class A	900	4,023
The Estee Lauder Cos., Inc. Class A	1,570	296,228
The Procter & Gamble Co.	34,959	4,180,048

		6,810,406

Foods — 0.7%
Campbell Soup Co.	4,424	219,563
Conagra Brands, Inc.	7,774	273,412
General Mills, Inc.	19,062	1,175,172
The Hershey Co.	3,667	475,317
Hormel Foods Corp.	3,232	156,009
The J.M. Smucker Co.	845	89,409
Kellogg Co.	4,528	299,120
The Kraft Heinz Co.	4,958	158,111
The Kroger Co.	27,858	942,993
Lamb Weston Holdings, Inc.	4,700	300,471
McCormick & Co., Inc.	1,411	253,147
Mondelez International, Inc. Class A	2,275	116,321
Sysco Corp.	6,534	357,148
Tyson Foods, Inc. Class A	501	29,915

		4,846,108

Health Care – Products — 0.8%
Abbott Laboratories	5,901	539,528
Align Technology, Inc. (a)	340	93,310
Baxter International, Inc.	3,661	315,212
The Cooper Cos., Inc.	80	22,691
Danaher Corp.	936	165,513
Dentsply Sirona, Inc.	56	2,467
Edwards Lifesciences Corp. (a)	10,750	742,932
Henry Schein, Inc. (a)	500	29,195
IDEXX Laboratories, Inc. (a)	1,100	363,176
Intuitive Surgical, Inc. (a)	428	243,887
Medtronic PLC	2,520	231,084
ResMed, Inc.	2,160	414,720

	Number of Shares	Value
Stryker Corp.	4,180	$753,194
Teleflex, Inc.	60	21,839
Thermo Fisher Scientific, Inc.	3,831	1,388,125
Varian Medical Systems, Inc. (a)	7	858
West Pharmaceutical Services, Inc.	1,030	233,985
Zimmer Biomet Holdings, Inc.	5	597

		5,562,313

Health Care – Services — 1.4%
Anthem, Inc.	4,626	1,216,545
Centene Corp. (a)	920	58,466
Cigna Corp. (a)	5,593	1,049,526
DaVita, Inc. (a)	5,730	453,472
HCA Healthcare, Inc.	6,880	667,773
Humana, Inc.	3,144	1,219,086
Laboratory Corp. of America Holdings (a)	2	332
Quest Diagnostics, Inc.	209	23,818
UnitedHealth Group, Inc.	16,684	4,920,946
Universal Health Services, Inc. Class B	50	4,645

		9,614,609

Household Products & Wares — 0.4%
Avery Dennison Corp.	1,915	218,482
Church & Dwight Co., Inc.	3,400	262,820
The Clorox Co.	4,583	1,005,373
Kimberly-Clark Corp.	12,275	1,735,071

		3,221,746

Pharmaceuticals — 5.0%
AbbVie, Inc.	60,753	5,964,729
AmerisourceBergen Corp.	2,507	252,630
Becton Dickinson and Co.	1,602	383,311
Bristol-Myers Squibb Co.	72,043	4,236,128
Cardinal Health, Inc.	5,978	311,992
CVS Health Corp.	27,101	1,760,752
Eli Lilly and Co.	26,484	4,348,143
Johnson & Johnson	49,892	7,016,312
McKesson Corp.	4,095	628,255
Merck & Co., Inc.	46,283	3,579,064
Mylan NV (a)	18,547	298,236
Pfizer, Inc.	152,641	4,991,361
Zoetis, Inc.	8,720	1,194,989

		34,965,902

		101,589,993

Energy — 1.5%
Oil & Gas — 1.3%
Apache Corp.	1,521	20,533
Cabot Oil & Gas Corp.	31,048	533,404
Chevron Corp.	26,938	2,403,678
Concho Resources, Inc.	700	36,050
ConocoPhillips	34,039	1,430,319

The accompanying notes are an integral part of the financial statements.

9

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Devon Energy Corp.	6,447	$73,109
Diamondback Energy, Inc.	2,460	102,877
EOG Resources, Inc.	18,078	915,831
Exxon Mobil Corp.	26,897	1,202,834
Hess Corp.	3,032	157,088
HollyFrontier Corp.	8,900	259,880
Marathon Oil Corp.	7,327	44,841
Marathon Petroleum Corp.	4,900	183,162
Noble Energy, Inc.	1,256	11,254
Occidental Petroleum Corp.	3,629	66,411
Phillips 66	15,379	1,105,750
Pioneer Natural Resources Co.	1	98
Valero Energy Corp.	4,040	237,633

		8,784,752

Oil & Gas Services — 0.1%
Baker Hughes Co.	31	477
Halliburton Co.	16,867	218,934
National Oilwell Varco, Inc.	1,094	13,401
Schlumberger Ltd.	17,631	324,234
TechnipFMC PLC	40	274

		557,320

Pipelines — 0.1%
Kinder Morgan, Inc.	14,438	219,025
The Williams Cos., Inc.	42,048	799,753

		1,018,778

		10,360,850

Financial — 9.0%
Banks — 2.8%
Bank of America Corp.	147,898	3,512,577
The Bank of New York Mellon Corp.	27,707	1,070,875
Citigroup, Inc.	33,551	1,714,456
Citizens Financial Group, Inc.	5,900	148,916
Comerica, Inc.	5,821	221,780
Fifth Third Bancorp	11,821	227,909
The Goldman Sachs Group, Inc.	4,880	964,386
Huntington Bancshares, Inc.	6,800	61,438
JP Morgan Chase & Co.	62,732	5,900,572
KeyCorp	8,664	105,527
M&T Bank Corp.	2,545	264,604
Morgan Stanley	16,397	791,975
Northern Trust Corp.	3,459	274,437
The PNC Financial Services Group, Inc.	11,408	1,200,236
Regions Financial Corp.	26,715	297,071
State Street Corp.	11,276	716,590
SVB Financial Group (a)	480	103,454
Truist Financial Corp.	6,944	260,747
US Bancorp	24,402	898,482
Wells Fargo & Co.	34,516	883,610
Zions Bancorp NA	2,041	69,394

		19,689,036

	Number of Shares	Value
Diversified Financial Services — 3.0%
Alliance Data Systems Corp.	6,280	$283,354
American Express Co.	11,739	1,117,553
Ameriprise Financial, Inc.	5,266	790,111
BlackRock, Inc.	1,450	788,930
Capital One Financial Corp.	3,552	222,320
The Charles Schwab Corp.	18,912	638,091
CME Group, Inc.	1,840	299,074
Discover Financial Services	8,583	429,922
Franklin Resources, Inc.	5,387	112,965
Intercontinental Exchange, Inc.	8,715	798,294
Invesco Ltd.	14,412	155,073
Jefferies Financial Group, Inc.	37	575
Mastercard, Inc. Class A	25,020	7,398,414
Nasdaq, Inc.	45	5,376
Raymond James Financial, Inc.	3,900	268,437
Synchrony Financial	26,000	576,160
T. Rowe Price Group, Inc.	4,706	581,191
Visa, Inc. Class A	30,562	5,903,661
The Western Union Co. (b)	21,188	458,085

		20,827,586

Insurance — 1.7%
Aflac, Inc.	14,844	534,829
The Allstate Corp.	11,535	1,118,780
American International Group, Inc.	11,446	356,886
Aon PLC Class A	1,795	345,717
Assurant, Inc.	96	9,916
Berkshire Hathaway, Inc. Class B (a)	25,526	4,556,646
Chubb Ltd.	1,108	140,295
Cincinnati Financial Corp.	39	2,497
Everest Re Group Ltd.	20	4,124
Globe Life, Inc.	3,282	243,623
The Hartford Financial Services Group, Inc.	5,152	198,610
Lincoln National Corp.	6,951	255,727
Loews Corp.	783	26,849
Marsh & McLennan Cos., Inc.	1,103	118,429
MetLife, Inc.	29,190	1,066,019
Principal Financial Group, Inc.	8,129	337,679
The Progressive Corp.	19,514	1,563,267
Prudential Financial, Inc.	8,037	489,453
The Travelers Cos., Inc.	4,097	467,263
Unum Group	8,931	148,165

		11,984,774

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	8,087	365,694

Real Estate Investment Trusts (REITS) — 1.4%
Alexandria Real Estate Equities, Inc.	120	19,470
American Tower Corp.	10,749	2,779,046
Apartment Investment and Management Co. Class A	82	3,086

The accompanying notes are an integral part of the financial statements.

10

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AvalonBay Communities, Inc.	2,081	$321,806
Boston Properties, Inc.	3,793	342,811
Crown Castle International Corp.	1,690	282,822
Digital Realty Trust, Inc.	280	39,791
Duke Realty Corp.	9,000	318,510
Equinix, Inc.	610	428,403
Equity Residential	8,356	491,500
Essex Property Trust, Inc.	1,580	362,089
Extra Space Storage, Inc.	1,190	109,920
Healthpeak Properties, Inc.	935	25,769
Host Hotels & Resorts, Inc.	10,737	115,852
Iron Mountain, Inc. (b)	9,748	254,423
Kimco Realty Corp.	13,567	174,200
Mid-America Apartment Communities, Inc.	2,190	251,127
Prologis, Inc.	12,938	1,207,504
Public Storage	1,693	324,870
Realty Income Corp.	700	41,650
Regency Centers Corp.	3,900	178,971
Simon Property Group, Inc.	13,605	930,310
SL Green Realty Corp.	4,490	221,312
UDR, Inc.	200	7,476
Ventas, Inc.	8,225	301,200
Vornado Realty Trust	6,973	266,438
Welltower, Inc.	7,500	388,125
Weyerhaeuser Co.	26	584

		10,189,065

Savings & Loans — 0.0%
People’s United Financial, Inc.	1,751	20,259

		63,076,414

Industrial — 4.8%
Aerospace & Defense — 1.0%
The Boeing Co.	2,052	376,131
General Dynamics Corp.	3,032	453,163
Howmet Aerospace, Inc.	5,408	85,717
L3 Harris Technologies, Inc.	1,161	196,987
Lockheed Martin Corp.	10,510	3,835,309
Northrop Grumman Corp.	2,638	811,027
Raytheon Technologies Corp.	14,318	882,275
TransDigm Group, Inc.	1,080	477,414

		7,118,023

Building Materials — 0.2%
Carrier Global Corp.	28,493	633,115
Johnson Controls International PLC	2,565	87,569
Masco Corp.	10,125	508,376
Vulcan Materials Co.	5	579

		1,229,639

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	2,500	223,425
Emerson Electric Co.	18,569	1,151,835

		1,375,260

	Number of Shares	Value
Electronics — 0.7%
Agilent Technologies, Inc.	3,063	$270,677
Allegion PLC	1,633	166,925
Amphenol Corp. Class A	474	45,414
FLIR Systems, Inc.	2,852	115,706
Fortive Corp.	478	32,341
Garmin Ltd.	2,100	204,750
Honeywell International, Inc.	13,052	1,887,189
Keysight Technologies, Inc. (a)	4,500	453,510
Mettler-Toledo International, Inc. (a)	760	612,218
PerkinElmer, Inc.	20	1,962
Roper Technologies, Inc.	663	257,416
TE Connectivity Ltd.	2,000	163,100
Waters Corp. (a)	1,540	277,816

		4,489,024

Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	820	69,536

Environmental Controls — 0.1%
Pentair PLC	2,523	95,849
Republic Services, Inc.	337	27,651
Waste Management, Inc.	6,903	731,096

		854,596

Hand & Machine Tools — 0.0%
Snap-on, Inc.	1,171	162,195
Stanley Black & Decker, Inc.	9	1,255

		163,450

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	10,105	1,278,283

Machinery – Diversified — 0.3%
Dover Corp.	1,303	125,818
Flowserve Corp.	1,870	53,332
Ingersoll Rand, Inc. (a)	544	15,297
Otis Worldwide Corp.	14,046	798,656
Rockwell Automation, Inc.	4,953	1,054,989
Westinghouse Air Brake Technologies Corp.	500	28,785
Xylem, Inc.	55	3,573

		2,080,450

Miscellaneous – Manufacturing — 0.9%
3M Co.	15,432	2,407,238
Eaton Corp. PLC	7,366	644,378
General Electric Co.	20,786	141,968
Illinois Tool Works, Inc.	10,365	1,812,320
Parker-Hannifin Corp.	2,268	415,656
Textron, Inc.	3,372	110,973
Trane Technologies PLC	4,090	363,928

		5,896,461

Packaging & Containers — 0.1%
Amcor PLC (a)	27,900	284,859
Ball Corp.	504	35,023

The accompanying notes are an integral part of the financial statements.

11

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging Corp. of America	4,350	$434,130
Sealed Air Corp.	53	1,741
WestRock Co.	7,467	211,017

		966,770

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,110	193,684

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	2,520	199,231
CSX Corp.	19,807	1,381,340
Expeditors International of Washington, Inc.	4,626	351,761
Kansas City Southern	1,740	259,765
Norfolk Southern Corp.	3,643	639,601
Old Dominion Freight Line, Inc.	1,840	312,046
Union Pacific Corp.	15,132	2,558,367
United Parcel Service, Inc. Class B	19,560	2,174,681

		7,876,792

		33,591,968

Technology — 15.8%
Computers — 4.8%
Accenture PLC Class A	11,540	2,477,869
Apple, Inc.	71,517	26,089,402
Cognizant Technology Solutions Corp. Class A	8,856	503,198
DXC Technology Co.	7,579	125,053
Fortinet, Inc. (a)	5,790	794,793
Hewlett Packard Enterprise Co.	10,074	98,020
HP, Inc.	44,074	768,210
International Business Machines Corp.	16,840	2,033,767
Leidos Holdings, Inc.	600	56,202
NetApp, Inc.	9,598	425,863
Seagate Technology PLC	8,700	421,167
Western Digital Corp.	547	24,150

		33,817,694

Office & Business Equipment — 0.1%
Xerox Holdings Corp. (a)	5,736	87,703
Zebra Technologies Corp. Class A (a)	1,120	286,664

		374,367

Semiconductors — 4.2%
Advanced Micro Devices, Inc. (a)	11,000	578,710
Analog Devices, Inc.	1,072	131,470
Applied Materials, Inc.	24,539	1,483,383
Broadcom, Inc.	5,469	1,726,071
Intel Corp.	118,223	7,073,282
IPG Photonics Corp. (a)	50	8,020
KLA Corp.	5,439	1,057,777
Lam Research Corp.	6,183	1,999,953
Maxim Integrated Products, Inc.	6,600	400,026
Microchip Technology, Inc.	2,261	238,106
Micron Technology, Inc. (a)	15,417	794,284

	Number of Shares	Value
NVIDIA Corp.	12,436	$4,724,561
QUALCOMM, Inc.	43,800	3,994,998
Skyworks Solutions, Inc.	2,840	363,122
Texas Instruments, Inc.	33,334	4,232,418
Xilinx, Inc.	5,996	589,946

		29,396,127

Software — 6.7%
Activision Blizzard, Inc.	14,400	1,092,960
Adobe, Inc. (a)	11,200	4,875,472
Akamai Technologies, Inc. (a)	2,026	216,964
Autodesk, Inc. (a)	2,317	554,203
Broadridge Financial Solutions, Inc.	720	90,857
Cadence Design Systems, Inc. (a)	8,700	834,852
Cerner Corp.	4,300	294,765
Citrix Systems, Inc.	3,167	468,431
Electronic Arts, Inc. (a)	10,877	1,436,308
Fidelity National Information Services, Inc.	900	120,681
Fiserv, Inc. (a)	802	78,291
Intuit, Inc.	6,190	1,833,416
Jack Henry & Associates, Inc.	1,940	357,018
Microsoft Corp.	142,685	29,037,824
MSCI, Inc.	770	257,042
Oracle Corp.	71,757	3,966,010
Paychex, Inc.	5,864	444,198
salesforce.com, Inc. (a)	1,304	244,278
ServiceNow, Inc. (a)	1,570	635,944
Synopsys, Inc. (a)	2,630	512,850

		47,352,364

		110,940,552

Utilities — 1.6%
Electric — 1.6%
AES Corp.	13,387	193,978
Alliant Energy Corp.	5,400	258,336
Ameren Corp.	460	32,366
American Electric Power Co., Inc.	2,485	197,905
CenterPoint Energy, Inc.	4,131	77,126
CMS Energy Corp.	1,103	64,437
Consolidated Edison, Inc.	1,282	92,214
Dominion Energy, Inc.	1,347	109,349
DTE Energy Co.	310	33,325
Duke Energy Corp.	10,290	822,068
Edison International	826	44,860
Entergy Corp.	848	79,551
Evergy, Inc.	15,200	901,208
Eversource Energy	812	67,615
Exelon Corp.	22,140	803,461
FirstEnergy Corp.	11,080	429,682
NextEra Energy, Inc.	760	182,529
NRG Energy, Inc.	38,600	1,256,816
Pinnacle West Capital Corp.	1,396	102,313
PPL Corp.	44,318	1,145,177

The accompanying notes are an integral part of the financial statements.

12

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Public Service Enterprise Group, Inc.	9,924	$487,864
Sempra Energy	11,421	1,338,884
The Southern Co.	44,522	2,308,466
WEC Energy Group, Inc.	542	47,506
Xcel Energy, Inc.	2,172	135,750

		11,212,786

Gas — 0.0%
NiSource, Inc.	713	16,214

Water — 0.0%
American Water Works Co., Inc.	380	48,891

		11,277,891

TOTAL COMMON STOCK (Cost $318,601,595)		454,116,939

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	20,000	509,400

TOTAL PREFERRED STOCK (Cost $500,000)		509,400

TOTAL EQUITIES (Cost $319,101,595)		454,626,339

	Principal Amount
BONDS & NOTES — 34.9%

CORPORATE DEBT — 14.2%
Aerospace & Defense — 0.0%
Raytheon Technologies Corp. 4.500% 6/01/42	$150,000	186,946
6.125% 7/15/38	80,000	115,546

		302,492

Agriculture — 0.3%
BAT Capital Corp. 4.700% 4/02/27	225,000	257,162
4.758% 9/06/49	110,000	122,144
Bunge Ltd. Finance Corp. 3.250% 8/15/26	262,000	270,940
4.350% 3/15/24	350,000	382,468
Imperial Brands Finance PLC 3.875% 7/26/29 (c)	631,000	664,366
Reynolds American, Inc. 5.850% 8/15/45	220,000	270,414

		1,967,494

	Principal Amount	Value
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	$22,931	$16,485
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	248,959	210,917
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	82,760	62,003

		289,405

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC 3.087% 1/09/23	320,000	304,800
3.336% 3/18/21	400,000	395,884
3.810% 1/09/24	450,000	432,135
4.140% 2/15/23	465,000	454,979
4.375% 8/06/23	475,000	466,630
General Motors Co. 4.200% 10/01/27	215,000	219,075
5.150% 4/01/38	130,000	124,602
General Motors Financial Co., Inc. 3.500% 11/07/24	490,000	496,551
4.150% 6/19/23	582,000	608,325
4.200% 11/06/21	301,000	308,682
Hyundai Capital America 2.850% 11/01/22 (c)	385,000	392,862

		4,204,525

Banks — 1.8%
Associated Banc-Corp. 4.250% 1/15/25	494,000	518,049
Bank of America Corp. SOFR + 2.150% 2.592% VRN 4/29/31	310,000	328,025
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	175,000	195,314
4.183% 11/25/27	255,000	291,837
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	200,000	243,033
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	100,000	117,947
4.750% 4/21/45	125,000	165,085
6.110% 1/29/37	220,000	309,743
7.750% 5/14/38	95,000	155,308
The Bank of Nova Scotia 4.500% 12/16/25	200,000	227,241
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	715,000	674,324
Barclays Bank PLC 10.179% 6/12/21 (c)	440,000	475,814
Barclays PLC 3 mo. USD LIBOR + 1.380% 1.766% FRN 5/16/24	345,000	341,845
4.337% 1/10/28	260,000	288,644

The accompanying notes are an integral part of the financial statements.

13

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 3.875% 3/26/25	$387,000	$421,883
6.000% 10/31/33	97,000	127,979
6.625% 6/15/32	100,000	137,113
8.125% 7/15/39	90,000	155,864
Credit Suisse AG 6.500% 8/08/23 (c)	350,000	381,591
Deutsche Bank AG 3.150% 1/22/21	428,000	430,006
Discover Bank 5 year USD Swap + 1.730% 4.682% VRN 8/09/28	495,000	499,678
First Republic Bank 4.375% 8/01/46	935,000	1,085,912
Fulton Financial Corp. 3.600% 3/16/22	230,000	234,980
The Goldman Sachs Group, Inc. 4.250% 10/21/25	100,000	112,569
5.950% 1/15/27	212,000	262,642
6.250% 2/01/41	60,000	89,959
6.750% 10/01/37	200,000	291,173
HSBC Holdings PLC 4.250% 3/14/24	200,000	215,788
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	281,533
JPMorgan Chase & Co. SOFR + 2.515% 2.956% VRN 5/13/31	245,000	259,843
Morgan Stanley 4.350% 9/08/26	775,000	893,637
5.000% 11/24/25	275,000	321,177
SVB Financial Group 3.125% 6/05/30	120,000	128,660
3.500% 1/29/25	400,000	422,869
The Toronto-Dominion Bank 5 year USD Swap + 2.205% 3.625% VRN 9/15/31	270,000	303,758
Truist Bank 2.250% 3/11/30	320,000	322,995
Valley National Bancorp 5.125% 9/27/23	245,000	261,967
Wells Fargo & Co. 5.375% 11/02/43	159,000	215,448
5.606% 1/15/44	110,000	151,721

		12,342,954

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	825,000	1,009,540
Molson Coors Beverage Co. 4.200% 7/15/46	285,000	277,342
5.000% 5/01/42	60,000	63,563

		1,350,445

	Principal Amount	Value
Building Materials — 0.1%
Standard Industries, Inc. 5.000% 2/15/27 (c)	$771,000	$780,637

Chemicals — 0.4%
DuPont de Nemours, Inc. 5.319% 11/15/38	365,000	462,771
Huntsman International LLC 5.125% 11/15/22	197,000	208,682
LYB International Finance BV 5.250% 7/15/43	175,000	210,731
Syngenta Finance NV 4.441% 4/24/23 (c)	625,000	655,971
Yara International ASA 3.148% 6/04/30 (c)	85,000	87,869
4.750% 6/01/28 (c)	745,000	856,904

		2,482,928

Commercial Services — 0.2%
The ADT Security Corp. 6.250% 10/15/21	1,122,000	1,150,050
ERAC USA Finance LLC 6.700% 6/01/34 (c)	78,000	99,908
PayPal Holdings, Inc. 3.250% 6/01/50	170,000	184,091

		1,434,049

Computers — 0.4%
Apple, Inc. 1.650% 5/11/30	280,000	286,200
2.650% 5/11/50	175,000	183,308
Dell International LLC/EMC Corp. 6.020% 6/15/26 (c)	616,000	706,229
Genpact Luxembourg Sarl 3.375% 12/01/24	770,000	794,593
3.700% STEP 4/01/22	360,000	369,642
Leidos, Inc. 4.375% 5/15/30 (c)	145,000	163,335

		2,503,307

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500% 9/15/23 (e)	335,000	335,039
6.500% 7/15/25	160,000	167,761
Aircastle Ltd. 4.400% 9/25/23	315,000	305,578
5.000% 4/01/23	525,000	511,520
Ally Financial, Inc. 4.125% 2/13/22	375,000	385,324
Antares Holdings LP 6.000% 8/15/23 (c)	495,000	474,800
8.500% 5/18/25 (c)	450,000	449,366
Ares Finance Co. LLC 4.000% 10/08/24 (c)	355,000	376,692

The accompanying notes are an integral part of the financial statements.

14

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (c)	$310,000	$250,395
Brookfield Finance, Inc. 4.350% 4/15/30	730,000	827,825
4.850% 3/29/29	433,000	509,663
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	200,000	203,351
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (c)	325,000	217,750
Lazard Group LLC 3.625% 3/01/27	184,000	193,170
3.750% 2/13/25	160,000	169,883
4.500% 9/19/28	460,000	518,840
LeasePlan Corp. NV 2.875% 10/24/24 (c)	345,000	352,768
Legg Mason, Inc. 5.625% 1/15/44	175,000	215,441
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (c)	250,000	228,073
5.250% 8/15/22 (c)	1,375,000	1,290,675

		7,983,914

Electric — 0.7%
Avangrid, Inc. 3.800% 6/01/29	367,000	424,870
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (c)	155,000	169,789
CMS Energy Corp. 4.700% 3/31/43	115,000	138,293
4.875% 3/01/44	390,000	506,033
Entergy Louisiana LLC 4.950% 1/15/45	165,000	179,779
IPALCO Enterprises, Inc. 3.700% 9/01/24	170,000	181,747
ITC Holdings Corp. 2.950% 5/14/30 (c)	225,000	239,641
Metropolitan Edison Co. 4.300% 1/15/29 (c)	328,000	383,423
Nevada Power Co. 6.650% 4/01/36	135,000	191,435
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	65,306
Pacific Gas and Electric Co. 2.500% 2/01/31	190,000	185,883
Pennsylvania Electric Co. 4.150% 4/15/25 (c)	295,000	327,998
Potomac Electric Power Co. 4.150% 3/15/43	350,000	422,566
Puget Energy, Inc. 3.650% 5/15/25	350,000	373,942
Southwestern Electric Power Co. 6.200% 3/15/40	180,000	247,549

	Principal Amount	Value
Xcel Energy, Inc. 6.500% 7/01/36	$390,000	$567,152

		4,605,406

Electronics — 0.0%
Ingram Micro, Inc. 5.450% STEP 12/15/24	203,000	204,629

Foods — 0.2%
Ingredion, Inc. 3.200% 10/01/26	155,000	167,927
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (c)	174,000	178,350
Kraft Heinz Foods Co. 3.950% 7/15/25	351,000	372,422
Mars, Inc. 3.950% 4/01/49 (c)	415,000	517,063

		1,235,762

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	250,000	257,252

Gas — 0.1%
NiSource, Inc. 4.800% 2/15/44	385,000	470,745
5.800% 2/01/42	175,000	234,217

		704,962

Health Care – Products — 0.0%
DENTSPLY SIRONA, Inc. 3.250% 6/01/30	150,000	157,698

Health Care – Services — 0.1%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	165,000	186,993
Humana, Inc. 4.800% 3/15/47	125,000	162,938
UnitedHealth Group, Inc. 3.125% 5/15/60	210,000	224,803

		574,734

Home Builders — 0.0%
Lennar Corp. 4.750% 5/30/25	200,000	213,500

Housewares — 0.1%
Newell Brands, Inc. 4.350% STEP 4/01/23	528,000	543,734

Insurance — 2.0%
Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	990,000	1,022,710
American International Group, Inc. 3.400% 6/30/30	285,000	308,131
4.200% 4/01/28	210,000	237,833
4.500% 7/16/44	200,000	232,995

The accompanying notes are an integral part of the financial statements.

15

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 4/01/48	$75,000	$90,429
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	625,000	645,058
AmTrust Financial Services, Inc. 6.125% 8/15/23	775,000	719,076
Arch Capital Group Ltd. 3.635% 6/30/50	310,000	324,952
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	213,175
Athene Global Funding 2.500% 1/14/25 (c)	630,000	629,006
Athene Holding Ltd. 4.125% 1/12/28	1,255,000	1,294,687
AXIS Specialty Finance LLC 3.900% 7/15/29	275,000	294,048
5 year CMT + 3.186% 4.900% VRN 1/15/40	300,000	281,250
AXIS Specialty Finance PLC 4.000% 12/06/27	665,000	699,479
Brighthouse Financial, Inc. 3.700% 6/22/27	300,000	305,838
4.700% 6/22/47	275,000	249,965
Brown & Brown, Inc. 4.200% 9/15/24	246,000	266,744
CNO Financial Group, Inc. 5.250% 5/30/25	590,000	652,996
Enstar Group Ltd. 4.500% 3/10/22	370,000	374,856
4.950% 6/01/29	350,000	368,613
Equitable Financial Life Global Funding 1.400% 7/07/25 (c) (e)	255,000	255,149
Equitable Holdings, Inc. 5.000% 4/20/48	225,000	257,425
Markel Corp. 3.350% 9/17/29	130,000	138,802
New York Life Insurance Co. 3.750% 5/15/50 (c)	125,000	141,167
The Progressive Corp. 3 mo. USD LIBOR + 2.539% 5.375% VRN (d)	375,000	371,250
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	225,000	239,400
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	630,000	706,076
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	125,000	133,050
Reinsurance Group of America, Inc. 3.150% 6/15/30	290,000	300,870
3.900% 5/15/29	325,000	354,143
Teachers Insurance & Annuity Association of America 4.270% 5/15/47 (c)	175,000	207,709

	Principal Amount	Value
USF&G Capital I 8.500% 12/15/45 (c)	$150,000	$236,683
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084% 4.700% VRN 1/23/48	180,000	169,200
Willis North America, Inc. 2.950% 9/15/29	180,000	190,540
4.500% 9/15/28	480,000	559,567
XLIT Ltd. 4.450% 3/31/25	483,000	544,088

		14,016,960

Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	325,000	422,788

Investment Companies — 0.5%
Ares Capital Corp. 3.500% 2/10/23	710,000	713,630
BlackRock TCP Capital Corp. 3.900% 8/23/24	850,000	829,651
4.125% 8/11/22	470,000	471,178
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	550,000	551,375
Sixth Street Specialty Lending, Inc. 3.875% 11/01/24	805,000	803,041

		3,368,875

Iron & Steel — 0.1%
Vale Overseas Ltd. 6.250% 8/10/26	275,000	323,469
6.875% 11/21/36	230,000	300,495

		623,964

Machinery – Construction & Mining — 0.0%
Caterpillar, Inc. 3.250% 4/09/50	195,000	217,374

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 1.950% 7/02/23 (e)	135,000	135,886
3.875% 10/15/21	700,000	717,410

		853,296

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (c)	200,000	206,920
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	225,000	297,506
Comcast Corp. 3.400% 7/15/46	220,000	244,405
3.450% 2/01/50	315,000	361,354
3.969% 11/01/47	135,000	160,066
4.750% 3/01/44	190,000	250,147

The accompanying notes are an integral part of the financial statements.

16

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Discovery Communications LLC 3.950% 3/20/28	$349,000	$389,989
4.650% 5/15/50	135,000	154,030
5.000% 9/20/37	160,000	189,372
Grupo Televisa SAB 6.625% 3/18/25	495,000	582,184
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	146,168

		2,982,141

Mining — 0.3%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (c)	149,000	160,463
Glencore Funding LLC 3.875% 10/27/27 (c)	160,000	170,067
4.625% 4/29/24 (c)	600,000	656,765
Kinross Gold Corp. 4.500% 7/15/27	166,000	181,063
5.125% 9/01/21	650,000	667,994
Teck Resources Ltd. 6.000% 8/15/40	200,000	211,791

		2,048,143

Miscellaneous – Manufacturing — 0.1%
Carlisle Cos., Inc. 2.750% 3/01/30	326,000	335,542
General Electric Co. 4.125% 10/09/42	42,000	40,099

		375,641

Oil & Gas — 0.7%
Cenovus Energy, Inc. 4.250% 4/15/27	275,000	249,065
6.750% 11/15/39	158,000	153,839
Diamondback Energy, Inc. 3.250% 12/01/26	250,000	251,360
EOG Resources, Inc. 4.950% 4/15/50	40,000	51,023
EQT Corp. 3.000% 10/01/22	340,000	316,200
3.900% 10/01/27	1,090,000	885,396
6.125% STEP 2/01/25	395,000	393,625
Marathon Petroleum Corp. 4.500% 4/01/48	85,000	86,794
4.750% 9/15/44	100,000	104,246
6.500% 3/01/41	170,000	210,423
Newfield Exploration Co. 5.625% 7/01/24	250,000	238,887
5.750% 1/30/22	417,000	417,795
Occidental Petroleum Corp. 6.450% 9/15/36	250,000	211,250
6.600% 3/15/46	257,000	223,711
Ovintiv, Inc. 6.500% 2/01/38	80,000	68,910

	Principal Amount	Value
Patterson-UTI Energy, Inc. 3.950% 2/01/28	$410,000	$309,581
Petroleos Mexicanos 5.350% 2/12/28	190,000	159,600
6.375% 1/23/45	80,000	59,676
6.500% 3/13/27	60,000	54,151
6.625% 6/15/38	37,000	28,795
Saudi Arabian Oil Co. 4.250% 4/16/39 (c)	495,000	550,658

		5,024,985

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.600% 12/01/29	385,000	376,734
3.950% 12/01/42	366,000	305,872

		682,606

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26	715,000	783,951
WRKCo, Inc. 3.000% 6/15/33	165,000	171,861

		955,812

Pharmaceuticals — 0.7%
AbbVie, Inc. 4.050% 11/21/39 (c)	240,000	280,670
4.700% 5/14/45	490,000	615,933
Becton Dickinson and Co. 4.685% 12/15/44	225,000	277,069
Bristol-Myers Squibb Co. 4.350% 11/15/47 (c)	200,000	264,113
Cigna Corp. 4.800% 7/15/46 (c)	195,000	244,834
CVS Health Corp. 4.300% 3/25/28	250,000	292,392
5.050% 3/25/48	230,000	301,275
6.125% 9/15/39	175,000	249,077
CVS Pass-Through Trust 5.926% 1/10/34 (c)	246,491	275,574
McKesson Corp. 4.883% 3/15/44	60,000	72,575
6.000% 3/01/41	125,000	159,208
Mylan NV 3.950% 6/15/26	495,000	553,436
5.250% 6/15/46	320,000	396,787
Takeda Pharmaceutical Co. Ltd. 3.375% 7/09/60 (e)	245,000	244,633
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	232,000	227,276
Upjohn, Inc. 2.700% 6/22/30 (c)	300,000	307,888

		4,762,740

The accompanying notes are an integral part of the financial statements.

17

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 0.7%
Cheniere Energy Partners LP 4.500% 10/01/29 (e)	$255,000	$261,901
Energy Transfer Operating LP 4.200% 4/15/27	440,000	459,999
5.875% 1/15/24	200,000	222,661
6.125% 12/15/45	200,000	206,124
3 mo. USD LIBOR + 4.028% 6.250% VRN (d)	540,000	414,450
5 year CMT + 5.134% 6.750% VRN (d)	240,000	201,418
EnLink Midstream Partners LP 4.150% 6/01/25	621,000	478,170
4.850% 7/15/26	149,000	110,305
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	225,000	210,375
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	195,000	174,525
EQM Midstream Partners LP 4.750% 7/15/23	500,000	503,365
MPLX LP 4.500% 4/15/38	195,000	195,037
6.250% 10/15/22	97,000	98,117
3 mo. USD LIBOR + 4.652% 6.875% VRN (d)	300,000	267,000
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110% 6.125% VRN (d)	585,000	417,544
Plains All American Pipeline LP / PAA Finance Corp. 3.800% 9/15/30	280,000	274,338
4.500% 12/15/26	93,000	97,526
4.700% 6/15/44	275,000	250,649
6.650% 1/15/37	100,000	108,555
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	75,000	71,831

		5,023,890

Private Equity — 0.2%
Apollo Management Holdings LP 5 year CMT + 3.266% 4.950% VRN 1/14/50 (c)	185,000	166,379
Carlyle Finance Subsidiary LLC 3.500% 9/19/29 (c)	370,000	383,568
Hercules Capital, Inc. 4.625% 10/23/22	470,000	452,802
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (c)	280,000	321,444

		1,324,193

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.9%
Alexandria Real Estate Equities, Inc. 2.750% 12/15/29	$185,000	$197,349
American Tower Trust #1 3.652% 3/15/48 (c)	310,000	334,682
Crown Castle International Corp. 5.200% 2/15/49	146,000	193,625
Healthcare Trust of America Holdings LP 3.500% 8/01/26	495,000	534,792
Highwoods Realty LP 4.125% 3/15/28	125,000	133,693
SBA Tower Trust 2.836% 1/15/25 (c)	1,300,000	1,340,340
Service Properties Trust 4.500% 6/15/23	170,000	162,763
4.950% 10/01/29	265,000	224,754
Spirit Realty LP 3.200% 1/15/27	555,000	530,200
3.400% 1/15/30	120,000	113,552
4.000% 7/15/29	300,000	295,655
4.450% 9/15/26	59,000	61,156
Store Capital Corp. 4.625% 3/15/29	320,000	327,208
Tanger Properties LP 3.875% 12/01/23	322,000	316,401
UDR, Inc. 3.200% 1/15/30	180,000	196,176
Vereit Operating Partnership LP 3.100% 12/15/29	635,000	612,015
3.400% 1/15/28	140,000	141,081
4.625% 11/01/25	460,000	497,430
WP Carey, Inc. 4.250% 10/01/26	185,000	201,963

		6,414,835

Retail — 0.1%
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (c)	445,000	453,949
Starbucks Corp. 2.550% 11/15/30	395,000	414,334

		868,283

Semiconductors — 0.1%
KLA Corp. 3.300% 3/01/50	410,000	423,483

Software — 0.2%
Broadridge Financial Solutions, Inc. 2.900% 12/01/29	441,000	471,386
Microsoft Corp. 4.450% 11/03/45	530,000	720,713

		1,192,099

The accompanying notes are an integral part of the financial statements.

18

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.4%
AT&T, Inc. 2.300% 6/01/27	$225,000	$232,936
4.750% 5/15/46	670,000	803,223
5.250% 3/01/37	470,000	581,132
6.250% 3/29/41	25,000	34,279
Cisco Systems, Inc. 5.500% 1/15/40	55,000	80,191
Crown Castle Towers LLC 4.241% 7/15/48 (c)	250,000	286,020
Qwest Corp 6.750% 12/01/21	162,000	171,203
T-Mobile USA, Inc. 2.050% 2/15/28 (c)	250,000	250,117
Telefonica Emisiones SAU 4.665% 3/06/38	180,000	215,423
Verizon Communications, Inc. 6.550% 9/15/43	149,000	236,927

		2,891,451

Transportation — 0.1%
Autoridad del Canal de Panama 4.950% 7/29/35 (c)	210,000	239,402
CSX Corp. 4.750% 11/15/48	155,000	205,785
Norfolk Southern Corp. 4.050% 8/15/52	215,000	257,093
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (c)	105,000	105,607

		807,887

Trucking & Leasing — 0.0%
DAE Funding LLC 4.000% 8/01/20 (c)	173,000	171,702

TOTAL CORPORATE DEBT (Cost $94,604,730)		99,592,975

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B, Revenue Bonds, 4.532% 1/01/35	325,000	405,541
Orange County Local Transportation Authority BAB, Revenue Bonds, 6.908% 2/15/41	230,000	344,165
State of California BAB, General Obligation 7.550% 4/01/39	475,000	845,828
7.600% 11/01/40	105,000	192,756

		1,788,290

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,455,225)		1,788,290

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.1%
Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (c)	$305,000	$286,780
Carvana Auto Receivables Trust, Series 2019-4A, Class D 3.070% 7/15/25 (c)	359,000	353,509
Hertz Vehicle Financing LP Series 2019-3A, Class B, 3.030% 12/26/25 (c)	493,000	470,016
Series 2019-3A, Class C, 3.430% 12/26/25 (c)	500,000	448,665
Series 2018-1A, Class B, 3.600% 2/25/24 (c)	650,000	621,945
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B 3.950% 11/14/28 (c)	424,000	421,421
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (c)	204,000	195,556
Series 2019-A, Class C, 3.000% 1/26/32 (c)	126,000	125,160
Series 2019-A, Class D, 3.450% 1/26/32 (c)	263,000	261,647

		3,184,699

Commercial MBS — 2.1%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.249% VRN 7/05/40 (c) (f)	710,000	666,202
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.535% FRN 9/15/34 (c)	130,000	108,716
BANK Series 2019-BN24, Class B, 3.455% VRN 11/15/62 (f)	409,000	421,420
Series 2019-BN24, Class C, 3.635% VRN 11/15/62 (f)	397,000	372,469
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (f)	150,000	161,318
Series 2019-BN16, Class AS, 4.267% 2/15/52	176,250	202,847
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (f)	136,855	142,994
Series 2018-BN14, Class C, 4.752% VRN 9/15/60 (f)	210,000	198,501
BBCMS Mortgage Trust Series 2020-C7, Class AS, 2.444% 4/15/53	320,000	331,408
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (c) (f)	210,000	147,400

The accompanying notes are an integral part of the financial statements.

19

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (c) (f)	$280,000	$215,543
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (c) (f)	350,000	296,695
Benchmark Mortgage Trust Series 2019-B9, Class A4, 3.751% 3/15/52	950,000	1,095,578
Series 2019-B9, Class A5, 4.016% 3/15/52	1,150,000	1,359,124
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 7/15/35 (c)	970,000	916,692
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/15/35 (c)	850,000	784,178
BX Commercial Mortgage Trust Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.885% FRN 11/15/35 (c)	294,000	290,282
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 10/15/36 (c)	373,562	358,558
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.185% FRN 10/15/36 (c)	452,860	435,227
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 1.935% FRN 12/15/37 (c)	224,629	216,771
Century Plaza Towers Series 2019-CPT, Class D, 3.097% VRN 11/13/39 (c) (f)	225,000	220,719
Series 2019-CPT, Class E, 3.097% VRN 11/13/39 (c) (f)	338,000	304,935
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C 3.502% 8/10/56	241,000	217,360
Commercial Mortgage Pass-Through Certificates Series 2012-CR4, Class B, 3.703% 10/15/45 (c)	195,000	121,429
Series 2015-CR23, Class C, 4.435% VRN 5/10/48 (f)	140,000	138,353
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (f)	290,000	298,176
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471% VRN 11/10/46 (c) (f)	110,000	110,774
GS Mortgage Securities Trust Series 2017-GS6, Class B, 3.869% 5/10/50	440,000	470,920
Series 2012-GC6, Class AS, 4.948% 1/10/45 (c)	100,000	99,468

	Principal Amount	Value
Jackson Park Trust, Series 2019-LIC, Class C, 3.131% VRN 10/14/39 (c) (f)	$500,000	$506,224
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS 3.056% 8/15/49	490,000	511,309
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class B 3.898% 2/15/48	500,000	502,390
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 5/15/36 (c)	326,000	313,387
MFT Trust Series 2020-ABC, Class A, 3.358% 2/10/42 (c)	205,000	210,470
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (c) (f)	227,000	228,799
MKT Mortgage Trust Series 2020-525M, Class D, 2.941% VRN 2/12/40 (c) (f)	109,000	103,689
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (c) (f)	213,000	192,936
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	500,000	574,033
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (f)	120,000	134,090
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (c) (f)	250,000	251,656
Wells Fargo Commercial Mortgage Trust Series 2019-C49, Class AS, 4.244% 3/15/52	291,000	333,694
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (f)	240,000	274,696
Series 2018-C45, Class B, 4.556% 6/15/51	60,000	62,978
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	188,739

		15,093,147

Other ABS — 5.3%
321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230% 0.415% FRN 11/15/40 (c)	43,075	41,843
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (c)	42,446	44,205
AASET Trust Series 2020-1A, Class A, 3.351% 1/16/40 (c)	355,277	312,867

The accompanying notes are an integral part of the financial statements.

20

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-1, Class A, 3.844% 5/15/39 (c)	$463,886	$419,125
Series 2017-1A, Class A, 3.967% 5/16/42 (c)	289,123	243,741
Series 2018-2A, Class A, 4.454% 11/18/38 (c)	295,645	263,637
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (c)	378,726	385,003
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (c)	305,600	309,888
Ares CLO Ltd., Series 2019-54A, Class C, 3 mo. USD LIBOR + 2.850% 4.069% FRN 10/15/32 (c)	500,000	487,011
Ascentium Equipment Receivables Trust, Series 2019-2A, Class E 3.780% 5/10/27 (c)	827,000	826,364
Assurant CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250% 3.385% FRN 10/20/31 (c)	310,000	291,417
Atlas Senior Loan Fund Ltd., Series 2016-7A, Class A1R, 3 mo. USD LIBOR + 1.280% 1.649% FRN 11/27/31 (c)	953,952	924,728
Atrium, Series 15A, Class B, 3 mo. USD LIBOR + 1.750% 2.793% FRN 1/23/31 (c)	250,000	240,408
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090% 2.225% FRN 4/20/31 (c)	260,000	251,824
BlueMountain CLO Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800% 3.019% FRN 7/15/32 (c)	500,000	479,727
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (c)	82,499	82,837
CAL Funding Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (c)	239,250	237,187
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (c)	151,843	149,866
Series 2017-1A, Class A2, 4.180% 4/15/47 (c)	131,745	132,172
Carlyle Global Market Strategies CLO Ltd., Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800% 2.935% FRN 1/20/31 (c)	720,000	683,958
CARS-DB4 LP, Series 2020-1A, Class A3 3.250% 2/15/50 (c)	117,897	116,595

	Principal Amount	Value
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A 3.967% 4/15/39 (c)	$342,580	$299,667
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (c)	664,931	617,413
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100% 3.319% FRN 1/15/31 (c)	250,000	243,588
CIFC Funding Ltd. Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 1.000% FRN 7/15/32 (c) (e)	250,000	250,000
Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 2.315% FRN 11/16/30 (c)	340,000	334,928
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200% 2.335% FRN 10/20/30 (c)	480,000	469,041
CLI Funding LLC, Series 2019-1A, Class A 3.710% 5/18/44 (c)	381,301	375,166
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 0.645% FRN 9/25/34	1,456	1,291
Crestline Denali CLO Ltd., Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280% 2.323% FRN 10/23/31 (c)	249,836	240,673
Cronos Containers Program Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (c)	113,889	111,888
DB Master Finance LLC Series 2019-1A, Class A2II, 4.021% 5/20/49 (c)	415,858	432,512
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	376,158	412,832
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.890% 2/20/32 (c)	554,705	552,868
Series 2016-1, Class A, 3.080% 11/20/28 (c)	141,277	141,310
Domino’s Pizza Master Issuer LLC Series 2019-1A, Class A2, 3.668% 10/25/49 (c)	258,700	271,081
Series 2018-1A, Class A2I, 4.116% 7/25/48 (c)	304,575	323,570
Series 2017-1A, Class A23, 4.118% 7/25/47 (c)	107,250	114,852
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	519,750	528,467

The accompanying notes are an integral part of the financial statements.

21

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 2.969% FRN 10/15/30 (c)	$700,000	$678,583
Elmwood CLO Ltd. Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 2.585% FRN 4/20/31 (c)	450,000	446,031
Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950% 3.169% FRN 10/15/32 (c)	250,000	245,279
Falcon Aerospace Ltd., Series 2019-1, Class A 3.597% 9/15/39 (c)	556,351	496,553
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (c)	87,173	87,843
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725% 1.910% FRN 1/25/35	420,000	388,132
Flatiron CLO Ltd., Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 2.286% FRN 11/16/32 (c)	250,000	240,067
Global SC Finance SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (c)	102,083	101,481
Goodgreen Trust Series 2019-2A, Class A, 2.760% 10/15/54 (c)	716,513	709,940
Series 2016-1A, Class A, 3.230% 10/15/52 (c)	252,694	257,435
Series 2017-2A, Class A, 3.260% 10/15/53 (c)	314,630	320,539
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	190,608	199,183
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (c) (f)	372,041	386,976
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	215,121	210,615
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (c)	131,386	134,072
Series 2017-3A, Class A1, 3.190% 9/20/48 (c)	158,774	162,438
Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	139,160	145,709
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	301,185	322,194
Highbridge Loan Management Ltd. Series 12A-18, Class B, 3 mo. USD LIBOR + 1.850% 2.985% FRN 7/18/31 (c)	250,000	238,087

	Principal Amount	Value
Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150% 3.369% FRN 10/15/30 (c)	$350,000	$330,463
Horizon Aircraft Finance I Ltd. Series 2019-2, Class A, 3.425% 11/15/39 (c)	530,720	458,887
Series 2019-1, Class A, 3.721% 7/15/39 (c)	314,715	276,830
J.G. Wentworth LLC Series 2018-2A, Class A, 3.960% 10/15/75 (c)	273,705	281,014
Series 2017-1A, Class B, 5.430% 8/15/62 (c)	1,100,000	1,130,508
KDAC Aviation Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (c)	338,897	287,451
KKR Financial CLO Ltd. Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 2.495% FRN 4/20/32 (c)	300,000	297,184
Series 26, Class B1, 3 mo. USD LIBOR + 2.050% 3.269% FRN 7/15/32 (c)	250,000	245,727
KREF Ltd., Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.000% 2.194% FRN 6/15/36 (c)	210,000	201,036
Lunar Aircraft Ltd., Series 2020-1A, Class A 3.376% 2/15/45 (c)	403,933	368,751
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (c)	469,219	387,547
Madison Park Funding Ltd. Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 2.819% FRN 7/15/30 (c)	430,000	412,538
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 3.335% FRN 10/18/30 (c)	550,000	528,277
Mosaic Solar Loans LLC Series 2017-2A, Class A, 3.820% 6/22/43 (c)	103,061	106,066
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	46,267	47,202
MP CLO Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250% 2.385% FRN 10/20/30 (c)	300,000	289,675
NP SPE LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (c)	380,000	389,384

The accompanying notes are an integral part of the financial statements.

22

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OHA Credit Funding Ltd. Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 2.428% FRN 10/22/32 (c)	$250,000	$245,376
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 3.748% FRN 10/22/32 (c)	250,000	245,878
OHA Credit Partners Ltd., Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150% 3.285% FRN 1/20/32 (c)	300,000	287,635
OneMain Financial Issuance Trust, Series 2019-2A, Class A 3.140% 10/14/36 (c)	1,810,000	1,814,812
Oxford Finance Funding Trust Series 2020-1A, Class A2, 3.101% 2/15/28 (c)	353,000	357,281
Series 2016-1A, Class A, 3.968% 6/17/24 (c)	40,835	41,018
Palmer Square CLO Ltd., Series 2015-1A, Class A2R2, 3 mo. USD LIBOR + 1.650% 2.024% FRN 5/21/29 (c)	500,000	491,978
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (c)	336,147	288,986
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2 3.858% 12/05/49 (c)	526,355	441,954
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 3.035% FRN 2/25/23 (c)	200,000	196,015
Sierra Receivables Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (c)	12,151	12,078
Series 2018-2A, Class C, 3.940% 6/20/35 (c)	113,339	107,244
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300% 2.686% FRN 8/18/31 (c)	290,000	271,129
Store Master Funding Series 2019-1, Class A2, 3.650% 11/20/49 (c)	658,992	621,762
Series 2018-1A, Class A2, 4.290% 10/20/48 (c)	251,047	250,255
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (c)	55,438	56,428
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (c)	111,569	110,962

	Principal Amount	Value
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (c)	$333,132	$361,038
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	236,400	248,147
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	795,400	826,637
TAL Advantage LLC, Series 2017-1A, Class A 4.500% 4/20/42 (c)	277,922	277,248
Textainer Marine Containers Ltd. Series 2017-2A, Class A, 3.520% 6/20/42 (c)	415,637	389,851
Series 2019-1A, Class A, 3.960% 4/20/44 (c)	110,613	112,436
Trinity Rail Leasing LP Series 2019-2A, Class A2, 3.100% 10/18/49 (c)	731,000	709,495
Series 2019-1A, Class A, 3.820% 4/17/49 (c)	842,647	859,214
Series 2018-1A, Class A2, 4.620% 6/17/48 (c)	410,000	417,184
Triton Container Finance LLC Series 2017-1A, Class A, 3.520% 6/20/42 (c)	119,407	117,668
Series 2018-2A, Class A, 4.190% 6/22/43 (c)	376,000	376,113
Voya CLO Ltd., Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700% 2.835% FRN 10/20/31 (c)	300,000	285,278
WAVE LLC, Series 2019-1A, Class A 3.597% 9/15/44 (c)	907,976	828,671
WAVE Trust, Series 2017-1A, Class A 3.844% 11/15/42 (c)	546,440	476,047
Welk Resorts LLC, Series 2015-AA, Class A 2.790% 6/16/31 (c)	43,309	42,937
Wendy’s Funding LLC, Series 2015-1A, Class A23 4.497% 6/15/45 (c)	404,813	406,036

		37,030,038

Student Loans ABS — 3.0%
Access Group Inc., Series 2004-A, Class A3, 1.699% FRN 7/01/39	100,000	98,561
CIT Education Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .210% 0.523% FRN 6/15/43	620,060	543,761

The accompanying notes are an integral part of the financial statements.

23

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Avenue Student Loans LLC Series 2019-A, Class B, 3.810% 12/28/48 (c)	$531,000	$512,941
Series 2019-A, Class C, 4.460% 12/28/48 (c)	270,000	258,576
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN 1/25/47	130,000	102,691
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 2.085% FRN 10/25/44 (c)	166,158	166,354
ECMC Group Student Loan Trust Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 0.985% FRN 9/25/68 (c)	408,064	388,755
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 1.385% FRN 12/27/66 (c)	287,880	282,143
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 1.518% FRN 7/26/66 (c)	409,217	396,860
EdLinc Student Loan Funding Trust Series 2017-A, Class A, PRIME – 1.150% 3.600% FRN 12/01/47 (c)	319,946	315,761
Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 4.425% FRN 11/26/40 (c)	270,000	284,207
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 0.810% FRN 8/25/42	120,241	104,368
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950% 1.310% FRN 2/25/42	96,478	93,588
Laurel Road Prime Student Loan Trust Series 2017-B, Class BFX, 3.020% 8/25/42 (c)	86,016	84,690
Series 2018-B, Class BFX, 3.720% 5/26/43 (c)	76,461	75,892
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + .720% 0.905% FRN 12/15/59 (c)	149,796	143,039
Navient Private Education Refi Loan Trust Series 2019-A, Class A2A, 3.420% 1/15/43 (c)	253,000	258,614
Series 2019-A, Class B, 3.900% 1/15/43 (c)	284,000	290,627
Series 2018-CA, Class B, 4.220% 6/16/42 (c)	250,000	251,553

	Principal Amount	Value
Navient Student Loan Trust Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 0.885% FRN 2/25/70 (c)	$360,713	$341,776
Series 2018-2A, Class A3, 1 mo. USD LIBOR + .750% 0.935% FRN 3/25/67 (c)	550,000	514,432
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 0.985% FRN 3/25/67 (c)	750,000	740,352
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.085% FRN 12/27/67 (c)	850,000	847,595
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.335% FRN 3/25/66 (c)	745,657	727,856
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 6/25/65 (c)	343,446	336,428
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.485% FRN 3/25/66 (c)	1,100,000	1,020,875
Series 2018-4A, Class B, 1 mo. USD LIBOR + 1.300% 1.485% FRN 6/27/67 (c)	750,000	703,343
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 6/25/48	220,000	200,972
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/26/49	155,000	127,631
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 10/25/58	150,000	122,727
Series 2019-BA, Class B, 4.040% 12/15/59 (c)	750,000	780,378
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (c)	64,170	64,452
Nelnet Student Loan Trust Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.547% FRN 6/25/41	138,901	119,852
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .750% 0.935% FRN 9/27/66 (c)	600,000	584,399
Series 2005-4, Class A4R2, 28 day ARS 1.191% FRN 3/22/32	200,000	190,524
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 6/25/54 (c)	150,000	139,804
Series 2019-5, Class A, 2.530% 10/25/67 (c)	1,519,189	1,518,675

The accompanying notes are an integral part of the financial statements.

24

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust Series 2006-2, Class R, 0.000% 1/25/41	$1,799	$919,385
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 1.171% FRN 7/25/55	242,496	205,060
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 1.201% FRN 10/25/40	309,473	276,816
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 1.281% FRN 1/25/44	334,658	261,824
Series 2002-7, Class A11, 28 day ARS 1.403% FRN 3/15/28	10,000	10,000
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 1.491% FRN 7/25/39	297,288	267,099
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 1.591% FRN 10/25/65 (c)	300,000	282,674
Series 2002-7, Class B, 28 day ARS 5.281% FRN 12/15/39	550,000	511,318
SMB Private Education Loan Trust Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 1.055% FRN 7/15/36 (c)	126,000	121,609
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 1.185% FRN 6/15/37 (c)	1,200,000	1,162,423
Series 2017-A, Class B, 3.500% 6/17/41 (c)	300,000	298,376
Series 2017-B, Class B, 3.500% 12/16/41 (c)	150,000	149,757
SoFi Professional Loan Program LLC Series 2017-D, Class R1, 0.000% 9/25/40 (c)	1,000,000	347,060
Series 2018-A, Class R1, 0.000% 2/25/42 (c)	1,000,000	482,315
Series 2018-D, Class R1, 0.000% 2/25/48 (c)	968,900	236,121
Series 2019-A, Class R1, 0.000% 6/15/48 (c)	1,661,200	407,825
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 1.385% FRN 6/25/33 (c)	60,419	60,117
Series 2019-C, Class BFX, 3.050% 11/16/48 (c)	646,000	636,075
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	500,000	497,830
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050% 2.041% FRN 10/27/36	170,000	166,722

		21,035,458

	Principal Amount	Value
WL Collateral CMO — 0.3%
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.668% VRN 2/25/34 (f)	$15,677	$15,041
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (f)	3,993	3,776
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (c) (f)	177,049	178,776
Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (c) (f)	50,585	50,161
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (c) (f)	166,702	166,816
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 3.487% VRN 8/25/34 (f)	5,715	5,730
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.687% VRN 8/25/34 (f)	35,799	35,084
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (c) (f)	352,354	359,279
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (f)	1,972	1,933
Series 2003-A4, Class IA, 4.234% VRN 7/25/33 (f)	2,006	1,903
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (c) (f)	377,400	384,280
Sequoia Mortgage Trust Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (c) (f)	306,365	314,862
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (c) (f)	153,998	156,694
Series 2019-1, Class A1, 4.000% VRN 2/25/49 (c) (f)	51,010	52,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.673% VRN 3/25/34 (f)	20,554	20,191
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.904% FRN 4/25/44	48,715	46,386
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (c) (f)	213,092	217,633

		2,010,545

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $80,905,605)		78,353,887

The accompanying notes are an integral part of the financial statements.

25

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	$620,000	$774,070
Mexico Government International Bond 4.750% 3/08/44	824,000	873,440
6.750% 9/27/34	160,000	210,202

		1,857,712

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,630,907)		1,857,712

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.6%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	143,127	165,830
Series 2693, Class Z, 5.500% 10/15/33	260,889	294,172

		460,002

Pass-Through Securities — 8.3%
Federal Home Loan Mortgage Corp. Pool #QA8791 3.500% 4/01/50	296,787	318,435
Pool #RA2483 3.500% 6/01/50	2,597,328	2,761,612
Pool #C55867 7.500% 2/01/30	26,818	30,213
Pool #C01079 7.500% 10/01/30	3,804	4,468
Pool #C01135 7.500% 2/01/31	16,361	19,120
Pool #C00470 8.000% 8/01/26	9,594	10,793
Pool #G00924 8.000% 3/01/28	8,896	10,007
Federal National Mortgage Association Pool #MA3984 2.500% 4/01/35	2,486,725	2,604,214
Pool #MA4013 2.500% 5/01/35	2,859,726	2,994,838
Pool #MA3029 3.000% 6/01/32	726,359	765,351
Pool #MA3090 3.000% 8/01/32	310,493	326,967
Pool #AS1304 3.500% 12/01/28	163,484	174,328
Pool #AV1897 3.500% 12/01/28	27,668	29,504
Pool #AV2325 3.500% 12/01/28	87,832	93,657
Pool #BF0196 3.500% 2/01/41	211,546	228,778
Pool #MA1356 3.500% 2/01/43	1,251,044	1,352,165
Pool #FM1970 3.500% 11/01/49	500,421	540,870
Pool #CA5308 3.500% 3/01/50	1,770,064	1,896,958
Pool #CA6096 3.500% 6/01/50	2,371,964	2,524,959
Pool #725692 1 year CMT + 2.137% 3.957% FRN 10/01/33	23,391	24,626
Pool #888586 1 year CMT + 2.195% 3.973% FRN 10/01/34	50,275	52,931
Pool #BJ0686 4.000% 4/01/48	542,206	576,409
Pool #CA2039 4.000% 7/01/48	530,100	562,752
Pool #CA1951 4.000% 7/01/48	450,366	478,494
Pool #CA1909 4.500% 6/01/48	1,272,006	1,366,907

	Principal Amount	Value
Pool #AD6437 5.000% 6/01/40	$61,566	$70,305
Pool #AD6996 5.000% 7/01/40	399,353	456,038
Pool #AL8173 5.000% 2/01/44	160,604	182,247
Pool #564594 7.000% 1/01/31	8,573	9,802
Pool #572844 7.000% 4/01/31	19,582	22,828
Pool #253795 7.000% 5/01/31	31,971	37,035
Pool #499386 7.500% 9/01/29	1,031	1,200
Pool #522769 7.500% 12/01/29	56	66
Pool #521006 7.500% 12/01/29	401	471
Pool #252981 7.500% 1/01/30	4,950	5,767
Pool #530520 7.500% 3/01/30	9,264	10,676
Pool #524317 7.500% 3/01/30	919	1,082
Pool #253183 7.500% 4/01/30	1,787	2,082
Pool #253265 7.500% 5/01/30	956	1,112
Pool #536949 8.000% 5/01/30	1,274	1,501
Pool #535351 8.000% 6/01/30	1,941	2,261
Pool #253481 8.000% 10/01/30	1,277	1,495
Pool #602008 8.000% 8/01/31	1,975	2,305
Pool #190317 8.000% 8/01/31	571	666
Government National Mortgage Association Pool #337539 7.000% 7/15/23	141	149
Pool #363066 7.000% 8/15/23	2,225	2,350
Pool #354674 7.000% 10/15/23	1,687	1,785
Pool #352021 7.000% 11/15/23	1,101	1,163
Government National Mortgage Association II Pool# MA6656 3.000% 5/20/50	2,444,881	2,589,744
Pool# MA6710 3.000% 6/20/50	2,450,000	2,595,932
Government National Mortgage Association II TBA Pool #24 3.000% 12/01/49 (e)	575,000	609,118
Pool #471 3.500% 6/01/49 (e)	20,630,000	21,769,486
Uniform Mortgage Backed Securities TBA Pool #1127 3.500% 4/01/49 (e)	9,700,000	10,201,672
Pool #15801 4.500% 9/01/48 (e)	575,000	617,854

		58,947,548

Whole Loans — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-DNA3, Class M1, 1.000% 6/25/50 (c) (e)	650,000	650,000
Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 2.235% FRN 7/25/49 (c)	285,062	278,467

The accompanying notes are an integral part of the financial statements.

26

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450% 2.635% FRN 7/25/31 (c)	$428,151	$417,810

		1,346,277

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $60,523,276)		60,753,827

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds & Notes — 0.5%
U.S. Treasury Bond 2.250% 8/15/49 (g)	1,940,000	2,332,855
3.500% 2/15/39 (g)	720,000	1,018,505

		3,351,360

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,811,674)		3,351,360

TOTAL BONDS & NOTES (Cost $241,931,417)		245,698,051

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $607,842)		402,932

	Number of Shares

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., Expires 3/31/21 (a)	25,576	91,562

TOTAL RIGHTS (Cost $54,477)		91,562

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (h)	165,800	165,800

TOTAL MUTUAL FUNDS (Cost $165,800)		165,800

TOTAL LONG-TERM INVESTMENTS (Cost $561,861,131)		700,984,684

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 5.0%
Commercial Paper — 4.7%
American Honda Finance Corp. 1.936% 8/21/20	$3,000,000	$2,997,825
Avangrid, Inc. 0.203% 7/06/20 (c)	3,000,000	2,999,866
Bayer Corp. 2.553% 7/15/20 (c)	2,000,000	1,999,775
Bemis Co., Inc. 0.325% 7/07/20 (c)	1,000,000	999,953
Daimler Finance North America LLC 1.606% 7/13/20 (c)	1,000,000	999,902
Duke Energy Corp. 0.284% 8/03/20 (c)	2,000,000	1,999,356
Dupont De Nemours, Inc. 0.375% 8/25/20 (c)	1,000,000	999,303
Fidelity National Information Services, Inc. 0.274% 7/09/20 (c)	2,000,000	1,999,865
First Abu Dhabi Bank PJSC 0.304% 9/28/20 (c)	1,000,000	999,475
FMC Tech, Inc. 1.269% 7/13/20 (c)	1,000,000	999,812
General Electric Co. 0.640% 9/17/20	3,000,000	2,996,629
Harley-Davidson Funding Corp. 0.457% 8/05/20 (c)	1,000,000	999,648
0.507% 7/20/20 (c)	2,000,000	1,999,667
LyondellBasell Industries NV 0.203% 7/29/20 (c)	2,000,000	1,999,489
Mondelez International, Inc. 0.396% 7/24/20 (c)	2,000,000	1,999,600
Public Sevice Enterprise Group, Inc. 0.254% 7/20/20 (c)	3,000,000	2,999,522
Suncor Energy, Inc. 1.527% 8/13/20 (c)	3,000,000	2,998,552

		32,988,239

Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (i)	2,258,461	2,258,461

TOTAL SHORT-TERM INVESTMENTS (Cost $35,233,781)		35,246,700

TOTAL INVESTMENTS — 104.7% (Cost $597,094,912) (j)		736,231,384

Other Assets/(Liabilities) — (4.7)%		(32,777,235)

NET ASSETS — 100.0%		$703,454,149

The accompanying notes are an integral part of the financial statements.

27

MML Blend Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
DAC	Designated Activity Company
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $1,138,862 or 0.16% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $993,126 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the

Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $113,222,331 or 16.10% of net assets.

(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.

(g)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $2,258,461. Collateralized by U.S. Government Agency obligations with rates ranging from 0.625% – 2.375%, maturity dates ranging from 1/15/24 – 2/29/24, and an aggregate market value, including accrued interest, of $2,303,773.

(j)	See Note 6 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call

10 Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	748,250	$123,536	$35,916	$87,620

Put

10 Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,940,000	$279,396	$571,926	$(292,530)

									$402,932	$607,842	$(204,910)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

28

MML Blend Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/21/20	20	$3,149,831	$(143)
U.S. Treasury Ultra Bond	9/21/20	89	19,472,986	(57,080)
U.S. Treasury Note 2 Year	9/30/20	195	43,058,859	2,626
U.S. Treasury Note 5 Year	9/30/20	70	8,787,624	14,329

				$(40,268)

Short
90 Day Eurodollar	9/14/20	3	$(731,391)	$(16,622)
U.S. Treasury Long Bond	9/21/20	45	(8,019,997)	(15,316)
90 Day Eurodollar	12/14/20	2	(487,568)	(10,982)
90 Day Eurodollar	3/15/21	2	(487,743)	(11,257)
90 Day Eurodollar	9/13/21	4	(975,637)	(22,613)
90 Day Eurodollar	3/14/22	4	(975,337)	(22,863)
90 Day Eurodollar	9/19/22	3	(731,203)	(17,147)
90 Day Eurodollar	3/13/23	3	(730,753)	(17,147)
90 Day Eurodollar	12/18/23	4	(973,437)	(22,413)
90 Day Eurodollar	12/16/24	10	(2,430,592)	(54,159)

				$(210,519)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/ Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	1,000,000	$(11,688)	$3,551	$(15,239)

CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	1,100,000	(13,090)	4,784	(17,874)

						$(24,778)	$8,335	$(33,113)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

29

MML Equity Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.5%
Basic Materials — 2.9%
Chemicals — 2.2%
Albemarle Corp.	6,500	$501,865
Celanese Corp.	7,400	638,916
DuPont de Nemours, Inc.	20,500	1,089,165
Eastman Chemical Co.	8,300	578,012
FMC Corp.	8,000	796,960
Huntsman Corp.	12,000	215,640
Linde PLC	29,232	6,200,399
LyondellBasell Industries NV Class A	23,800	1,564,136
PPG Industries, Inc.	26,966	2,860,014

		14,445,107

Forest Products & Paper — 0.3%
International Paper Co.	65,666	2,312,100

Iron & Steel — 0.2%
Nucor Corp.	18,700	774,367
Reliance Steel & Aluminum Co.	4,200	398,706
Steel Dynamics, Inc.	13,200	344,388

		1,517,461

Mining — 0.2%
Freeport-McMoRan, Inc.	85,700	991,549

		19,266,217

Communications — 9.8%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	20,000	343,200
Omnicom Group, Inc.	13,400	731,640

		1,074,840

Internet — 1.5%
Alphabet, Inc. Class C (a)	3,271	4,623,918
Booking Holdings, Inc. (a)	170	270,698
E*TRADE Financial Corp.	50,418	2,507,287
eBay, Inc.	49,800	2,612,010
Facebook, Inc. Class A (a)	500	113,535

		10,127,448

Media — 2.0%
Comcast Corp. Class A	277,400	10,813,052
Discovery, Inc. Class A (a) (b)	9,400	198,340
Fox Corp. Class A	19,700	528,354
The Walt Disney Co.	16,500	1,839,915

		13,379,661

Telecommunications — 6.2%
AT&T, Inc.	422,700	12,778,221
Cisco Systems, Inc.	250,100	11,664,664
Corning, Inc.	43,600	1,129,240
Juniper Networks, Inc.	20,500	468,630

	Number of Shares	Value
Motorola Solutions, Inc.	10,224	$1,432,689
Verizon Communications, Inc.	253,600	13,980,968

		41,454,412

		66,036,361

Consumer, Cyclical — 4.7%
Apparel — 0.1%
Ralph Lauren Corp.	3,000	217,560
Skechers U.S.A., Inc. Class A (a)	8,200	257,316

		474,876

Auto Manufacturers — 0.8%
Cummins, Inc.	11,800	2,044,468
General Motors Co.	74,200	1,877,260
PACCAR, Inc.	21,300	1,594,305

		5,516,033

Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	7,300	268,494
BorgWarner, Inc.	12,700	448,310
Lear Corp.	3,600	392,472
Magna International, Inc.	18,694	832,444

		1,941,720

Distribution & Wholesale — 0.3%
HD Supply Holdings, Inc. (a)	9,100	315,315
LKQ Corp. (a)	18,900	495,180
W.W. Grainger, Inc.	3,400	1,068,144

		1,878,639

Home Builders — 0.4%
D.R. Horton, Inc.	22,700	1,258,715
Lennar Corp. Class A	17,200	1,059,864
PulteGroup, Inc.	15,900	541,077

		2,859,656

Home Furnishing — 0.1%
Whirlpool Corp. (b)	4,100	531,073

Leisure Time — 0.0%
Brunswick Corp.	4,500	288,045

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	21,200	1,557,140
Hyatt Hotels Corp. Class A (b)	2,100	105,609
Marriott International, Inc. Class A	15,138	1,297,781

		2,960,530

Retail — 2.2%
Advance Auto Parts, Inc.	4,100	584,045
AutoZone, Inc. (a)	1,500	1,692,180
Best Buy Co., Inc.	15,900	1,387,593
Genuine Parts Co.	8,900	773,944
The Home Depot, Inc.	2,100	526,071
McDonald’s Corp.	12,427	2,292,409
O’Reilly Automotive, Inc. (a)	2,389	1,007,369

The accompanying notes are an integral part of the financial statements.

30

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ross Stores, Inc.	10,857	$925,451
Target Corp.	1,900	227,867
The TJX Cos., Inc.	11,500	581,440
Walgreens Boots Alliance, Inc.	54,400	2,306,016
Walmart, Inc.	600	71,868
Williams-Sonoma, Inc.	4,700	385,447
Yum! Brands, Inc.	23,882	2,075,584

		14,837,284

Textiles — 0.1%
Mohawk Industries, Inc. (a)	3,900	396,864

		31,684,720

Consumer, Non-cyclical — 19.0%
Agriculture — 1.6%
Altria Group, Inc.	29,100	1,142,175
Archer-Daniels-Midland Co.	34,100	1,360,590
Philip Morris International, Inc.	115,822	8,114,489

		10,617,254

Beverages — 0.1%
Molson Coors Beverage Co. Class B	11,600	398,576

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	13,100	1,470,344
Amgen, Inc.	36,500	8,608,890
Bio-Rad Laboratories, Inc. Class A (a)	1,500	677,235
Biogen, Inc. (a)	11,200	2,996,560
Gilead Sciences, Inc.	77,800	5,985,932

		19,738,961

Commercial Services — 0.4%
AMERCO	1,300	392,847
ManpowerGroup, Inc.	3,800	261,250
Quanta Services, Inc.	8,800	345,224
Robert Half International, Inc.	6,700	353,961
United Rentals, Inc. (a)	8,000	1,192,320

		2,545,602

Foods — 1.6%
Conagra Brands, Inc.	29,800	1,048,066
Ingredion, Inc.	4,300	356,900
The J.M. Smucker Co.	6,700	708,927
Kellogg Co.	21,000	1,387,260
The Kraft Heinz Co.	72,000	2,296,080
Sysco Corp.	20,690	1,130,915
Tyson Foods, Inc. Class A	70,136	4,187,821

		11,115,969

Health Care – Products — 3.1%
Abbott Laboratories	4,500	411,435
Boston Scientific Corp. (a)	63,300	2,222,463
Danaher Corp.	51,156	9,045,915
Henry Schein, Inc. (a)	9,000	525,510
Medtronic PLC	10,014	918,284
Stryker Corp.	11,493	2,070,924

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	13,706	$4,966,232
Zimmer Biomet Holdings, Inc.	5,564	664,119

		20,824,882

Health Care – Services — 2.8%
Anthem, Inc.	22,847	6,008,304
Cigna Corp. (a)	21,200	3,978,180
DaVita, Inc. (a)	8,500	672,690
HCA Healthcare, Inc.	40,600	3,940,636
Laboratory Corp. of America Holdings (a)	5,900	980,049
Molina Healthcare, Inc. (a)	3,500	622,930
Quest Diagnostics, Inc.	8,300	945,868
UnitedHealth Group, Inc.	5,392	1,590,371

		18,739,028

Household Products & Wares — 0.1%
Avery Dennison Corp.	4,800	547,632

Pharmaceuticals — 6.4%
AbbVie, Inc.	50,834	4,990,882
AmerisourceBergen Corp.	12,700	1,279,779
Bausch Health Cos., Inc. (a) (b)	46,649	853,210
Becton Dickinson and Co.	7,406	1,772,034
Cardinal Health, Inc.	18,000	939,420
CVS Health Corp.	18,300	1,188,951
Elanco Animal Health, Inc. (a)	63,842	1,369,411
Jazz Pharmaceuticals PLC (a)	3,600	397,224
Johnson & Johnson	37,816	5,318,064
McKesson Corp.	11,200	1,718,304
Merck & Co., Inc.	156,300	12,086,679
Perrigo Co. PLC	8,300	458,741
Pfizer, Inc.	318,579	10,417,533

		42,790,232

		127,318,136

Energy — 4.8%
Oil & Gas — 3.4%
Cabot Oil & Gas Corp.	23,600	405,448
Chevron Corp.	132,500	11,822,975
Concho Resources, Inc.	11,300	581,950
ConocoPhillips	79,904	3,357,566
EOG Resources, Inc.	11,361	575,548
Exxon Mobil Corp.	33,900	1,516,008
Hess Corp.	7,779	403,030
Phillips 66	27,400	1,970,060
Pioneer Natural Resources Co.	8,900	869,530
Valero Energy Corp.	23,400	1,376,388

		22,878,503

Oil & Gas Services — 0.1%
Halliburton Co.	70,932	920,697

Pipelines — 1.3%
Enbridge, Inc.	59,993	1,824,987
Kinder Morgan, Inc.	133,400	2,023,678

The accompanying notes are an integral part of the financial statements.

31

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TC Energy Corp.	57,105	$2,447,521
The Williams Cos., Inc.	128,004	2,434,636

		8,730,822

		32,530,022

Financial — 23.8%
Banks — 11.8%
Bank of America Corp.	810,040	19,238,450
The Bank of New York Mellon Corp.	56,400	2,179,860
Citigroup, Inc.	134,300	6,862,730
Citizens Financial Group, Inc.	26,700	673,908
Commerce Bancshares, Inc.	6,845	407,072
Cullen/Frost Bankers, Inc. (b)	3,600	268,956
East West Bancorp, Inc.	8,100	293,544
Fifth Third Bancorp	60,736	1,170,990
The Goldman Sachs Group, Inc.	21,700	4,288,354
Huntington Bancshares, Inc.	63,200	571,012
JP Morgan Chase & Co.	195,300	18,369,918
KeyCorp	60,400	735,672
M&T Bank Corp.	8,000	831,760
Morgan Stanley	260,100	12,562,830
Northern Trust Corp.	12,900	1,023,486
The PNC Financial Services Group, Inc.	26,900	2,830,149
Regions Financial Corp.	59,300	659,416
Signature Bank	3,200	342,144
State Street Corp.	22,200	1,410,810
SVB Financial Group (a)	3,300	711,249
Truist Financial Corp.	4,978	186,924
US Bancorp	95,600	3,519,992
Zions Bancorp NA	10,500	357,000

		79,496,226

Diversified Financial Services — 3.9%
American Express Co.	50,300	4,788,560
Ameriprise Financial, Inc.	8,600	1,290,344
BlackRock, Inc.	9,600	5,223,264
Capital One Financial Corp.	66,028	4,132,693
The Charles Schwab Corp.	109,303	3,687,883
CME Group, Inc.	7,842	1,274,639
Credit Acceptance Corp. (a) (b)	1,200	502,812
Eaton Vance Corp.	6,800	262,480
Intercontinental Exchange, Inc.	10,800	989,280
LPL Financial Holdings, Inc.	4,800	376,320
Raymond James Financial, Inc.	8,500	585,055
SEI Investments Co.	8,800	483,824
T. Rowe Price Group, Inc.	14,300	1,766,050
The Western Union Co.	24,300	525,366

		25,888,570

Insurance — 6.2%
Aflac, Inc.	45,100	1,624,953
The Allstate Corp.	20,000	1,939,800
American International Group, Inc.	199,576	6,222,780

	Number of Shares	Value
Arch Capital Group Ltd. (a)	24,800	$710,520
Assurant, Inc.	3,900	402,831
Chubb Ltd.	42,410	5,369,954
Equitable Holdings, Inc.	167,767	3,236,225
Everest Re Group Ltd.	2,300	474,260
First American Financial Corp.	6,400	307,328
Globe Life, Inc.	14,300	1,061,489
The Hanover Insurance Group, Inc.	2,300	233,059
The Hartford Financial Services Group, Inc.	34,684	1,337,068
Loews Corp.	18,300	627,507
Markel Corp. (a)	890	821,621
Marsh & McLennan Cos., Inc.	26,791	2,876,550
MetLife, Inc.	117,001	4,272,877
Old Republic International Corp.	13,200	215,292
Primerica, Inc.	2,300	268,180
Principal Financial Group, Inc.	5,601	232,666
The Progressive Corp.	34,500	2,763,795
Prudential Financial, Inc.	28,300	1,723,470
The Travelers Cos., Inc.	32,500	3,706,625
Voya Financial, Inc.	9,300	433,845
W.R. Berkley Corp.	9,700	555,713

		41,418,408

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	20,700	936,054

Real Estate Investment Trusts (REITS) — 1.8%
Digital Realty Trust, Inc.	3,058	434,572
Prologis, Inc.	95,590	8,921,415
Sun Communities, Inc.	12,408	1,683,517
Weyerhaeuser Co.	39,456	886,182

		11,925,686

Savings & Loans — 0.0%
New York Community Bancorp, Inc.	28,600	291,720

		159,956,664

Industrial — 13.1%
Aerospace & Defense — 1.8%
General Dynamics Corp.	17,800	2,660,388
Lockheed Martin Corp.	17,300	6,313,116
Northrop Grumman Corp.	10,400	3,197,376

		12,170,880

Building Materials — 0.5%
Fortune Brands Home & Security, Inc.	8,400	537,012
Johnson Controls International PLC	51,000	1,741,140
Masco Corp.	17,500	878,675
Owens Corning	6,600	368,016

		3,524,843

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	36,100	2,239,283

The accompanying notes are an integral part of the financial statements.

32

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 2.3%
Agilent Technologies, Inc.	18,586	$1,642,445
Arrow Electronics, Inc. (a)	4,900	336,581
Gentex Corp.	14,600	376,242
Honeywell International, Inc.	59,819	8,649,229
Hubbell, Inc.	3,500	438,760
Jabil, Inc.	8,600	275,888
Keysight Technologies, Inc. (a)	21,155	2,132,001
Roper Technologies, Inc.	3,365	1,306,495
Sensata Technologies Holding PLC (a)	9,800	364,854

		15,522,495

Engineering & Construction — 0.2%
Jacobs Engineering Group, Inc.	19,056	1,615,949

Environmental Controls — 0.1%
Pentair PLC	9,900	376,101

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	3,400	286,416
Snap-on, Inc.	3,500	484,785
Stanley Black & Decker, Inc.	5,300	738,714

		1,509,915

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	33,900	4,288,350
Oshkosh Corp.	4,300	307,966

		4,596,316

Machinery – Diversified — 1.4%
AGCO Corp.	4,500	249,570
Curtiss-Wright Corp.	2,500	223,200
Deere & Co.	35,900	5,641,685
Dover Corp.	8,500	820,760
Otis Worldwide Corp.	5,900	335,474
Rockwell Automation, Inc.	8,200	1,746,600

		9,017,289

Miscellaneous – Manufacturing — 2.3%
3M Co.	32,960	5,141,430
Carlisle Cos., Inc.	3,300	394,911
Eaton Corp. PLC	25,400	2,221,992
General Electric Co.	865,691	5,912,670
ITT, Inc.	4,900	287,826
Parker-Hannifin Corp.	7,900	1,447,833

		15,406,662

Packaging & Containers — 0.8%
Crown Holdings, Inc. (a)	8,300	540,579
Packaging Corp. of America	36,675	3,660,165
Sealed Air Corp.	9,200	302,220
Sonoco Products Co.	4,800	250,992
WestRock Co.	24,125	681,772

		5,435,728

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,600	453,674

	Number of Shares	Value
Transportation — 2.4%
CSX Corp.	47,700	$3,326,598
Knight-Swift Transportation Holdings, Inc.	10,600	442,126
Norfolk Southern Corp.	23,928	4,201,039
Union Pacific Corp.	7,600	1,284,932
United Parcel Service, Inc. Class B	57,600	6,403,968
XPO Logistics, Inc. (a)	5,300	409,425

		16,068,088

		87,937,223

Technology — 15.6%
Computers — 2.1%
Apple, Inc.	8,000	2,918,400
Cognizant Technology Solutions Corp. Class A	32,000	1,818,240
Hewlett Packard Enterprise Co.	79,200	770,616
HP, Inc.	84,300	1,469,349
International Business Machines Corp.	54,400	6,569,888
NetApp, Inc.	13,100	581,247

		14,127,740

Semiconductors — 9.1%
Analog Devices, Inc.	1,600	196,224
Applied Materials, Inc.	139,030	8,404,364
ASML Holding NV	2,262	832,484
Broadcom, Inc.	30,263	9,551,305
Intel Corp.	307,100	18,373,793
Lam Research Corp.	7,300	2,361,258
Micron Technology, Inc. (a)	122,905	6,332,066
NVIDIA Corp.	4,800	1,823,568
NXP Semiconductor NV	30,627	3,492,703
ON Semiconductor Corp. (a) (b)	24,900	493,518
Qorvo, Inc. (a)	6,700	740,551
QUALCOMM, Inc.	60,637	5,530,701
Texas Instruments, Inc.	17,985	2,283,555
Xilinx, Inc.	7,500	737,925

		61,154,015

Software — 4.4%
CDK Global, Inc.	7,100	294,082
Electronic Arts, Inc. (a)	18,000	2,376,900
Fiserv, Inc. (a)	1,600	156,192
Microsoft Corp.	62,777	12,775,747
Oracle Corp.	191,500	10,584,205
salesforce.com, Inc. (a)	3,000	561,990
Synopsys, Inc. (a)	12,771	2,490,345

		29,239,461

		104,521,216

Utilities — 4.8%
Electric — 4.7%
AES Corp.	49,900	723,051
Ameren Corp.	32,544	2,289,796

The accompanying notes are an integral part of the financial statements.

33

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Electric Power Co., Inc.	35,300	$2,811,292
Dominion Energy, Inc.	16,700	1,355,706
Edison International	10,933	593,771
Entergy Corp.	20,575	1,930,141
Evergy, Inc.	13,900	824,131
NextEra Energy, Inc.	35,174	8,447,740
NRG Energy, Inc.	15,400	501,424
OGE Energy Corp.	11,800	358,248
Pinnacle West Capital Corp.	10,300	754,887
Public Service Enterprise Group, Inc.	47,000	2,310,520
Sempra Energy	41,244	4,835,034
The Southern Co.	57,177	2,964,627
Vistra Energy Corp.	29,500	549,290

		31,249,658

Gas — 0.1%
NiSource, Inc.	36,258	824,507

		32,074,165

TOTAL COMMON STOCK (Cost $640,115,349)		661,324,724

PREFERRED STOCK — 0.3%
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	5,707	303,613

Industrial — 0.0%
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc. Convertible 5.000% (c)	215	244,887

Technology — 0.0%
Semiconductors — 0.0%
Broadcom, Inc. Convertible 8.000% (b)	121	134,836

Utilities — 0.2%
Electric — 0.2%
Sempra Energy Convertible 6.000%	2,900	283,417
Sempra Energy Convertible 6.750%	300	29,478
The Southern Co. Convertible 6.750%	15,330	675,440

		988,335

		988,335

TOTAL PREFERRED STOCK (Cost $1,737,035)		1,671,671

TOTAL EQUITIES (Cost $641,852,384)		662,996,395

	Principal Amount	Value
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Oil & Gas — 0.0%
Continental Resources, Inc. 4.375% 1/15/28	$170,000	$149,637
Occidental Petroleum Corp. 2.600% 8/13/21	50,000	48,865

		198,502

TOTAL CORPORATE DEBT (Cost $111,563)		198,502

TOTAL BONDS & NOTES (Cost $111,563)		198,502

	Number of Shares

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
iShares Russell 1000 Value ETF (b)	31,539	3,551,922
State Street Navigator Securities Lending Prime Portfolio (d)	3,117,326	3,117,326

		6,669,248

TOTAL MUTUAL FUNDS (Cost $6,340,731)		6,669,248

TOTAL LONG-TERM INVESTMENTS (Cost $648,304,678)		669,864,145

	Principal Amount

SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (e)	$3,294,201	3,294,201

TOTAL SHORT-TERM INVESTMENTS (Cost $3,294,201)		3,294,201

TOTAL INVESTMENTS — 100.3% (Cost $651,598,879) (f)		673,158,346

Other Assets/(Liabilities) — (0.3)%		(1,786,316)

NET ASSETS — 100.0%		$671,372,030

Abbreviation Legend

ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.

34

MML Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $5,983,259 or 0.89% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,982,177 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is perpetual and has no stated maturity date.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $3,294,201. Collateralized by U.S. Government Agency obligations with rates ranging from 0.625% – 2.375%, maturity dates ranging from 1/15/24 – 2/29/24, and an aggregate market value, including accrued interest, of $3,360,118.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

35

MML Managed Bond Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
Allstate Corp., 3 mo. USD LIBOR + 3.165% 5.100% VRN 1/15/53	95,000	$2,419,650

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,419,650

TOTAL EQUITIES (Cost $2,375,000)		2,419,650

	Principal Amount
BONDS & NOTES — 98.0%

CORPORATE DEBT — 39.6%
Aerospace & Defense — 0.1%
Raytheon Technologies Corp. 4.500% 6/01/42	$1,000,000	1,246,312

Agriculture — 0.9%
BAT Capital Corp. 4.700% 4/02/27	1,050,000	1,200,085
4.758% 9/06/49	540,000	599,617
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,179,000	1,219,231
4.350% 3/15/24	1,810,000	1,977,903
Imperial Brands Finance PLC 3.875% 7/26/29 (a)	2,764,000	2,910,154
Reynolds American, Inc. 5.850% 8/15/45	985,000	1,210,719

		9,117,709

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 10/01/22	140,132	100,744
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 4/01/28	1,431,516	1,212,772
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 3/01/26	492,202	368,755

		1,682,271

Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC 3.087% 1/09/23	1,410,000	1,343,025
4.140% 2/15/23	2,760,000	2,700,522

	Principal Amount	Value
General Motors Co. 4.200% 10/01/27	$565,000	$575,708
5.150% 4/01/38	800,000	766,780
General Motors Financial Co., Inc. 3.500% 11/07/24	2,100,000	2,128,075
4.150% 6/19/23	2,193,000	2,292,194
4.200% 11/06/21	1,216,000	1,247,034
Hyundai Capital America 2.850% 11/01/22 (a)	1,705,000	1,739,816
3.000% 2/10/27 (a)	4,225,000	4,172,889

		16,966,043

Banks — 5.8%
Associated Banc-Corp. 4.250% 1/15/25	2,411,000	2,528,372
Bank of America Corp. SOFR + 2.150% 2.592% VRN 4/29/31	1,255,000	1,327,973
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	725,000	809,159
4.183% 11/25/27	1,090,000	1,247,459
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,397,443
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	475,000	560,246
6.110% 1/29/37	1,550,000	2,182,282
7.750% 5/14/38	400,000	653,927
The Bank of Nova Scotia 4.500% 12/16/25	795,000	903,283
3 mo. USD LIBOR + 2.648% 4.650% VRN (b)	3,575,000	3,371,618
Barclays Bank PLC 10.179% 6/12/21 (a)	3,351,000	3,623,754
Barclays PLC 3 mo. USD LIBOR + 1.380% 1.766% FRN 5/16/24	2,085,000	2,065,934
4.337% 1/10/28	1,720,000	1,909,493
Citigroup, Inc. 4.125% 7/25/28	1,725,000	1,953,946
4.450% 9/29/27	450,000	513,750
6.625% 6/15/32	375,000	514,175
Credit Suisse AG 6.500% 8/08/23 (a)	3,069,000	3,346,008
Deutsche Bank AG 3.150% 1/22/21	1,998,000	2,007,366
Discover Bank 5 year USD Swap + 1.730% 4.682% VRN 8/09/28	2,905,000	2,932,452
First Republic Bank 4.375% 8/01/46	3,210,000	3,728,104
Fulton Financial Corp. 3.600% 3/16/22	1,565,000	1,598,883

The accompanying notes are an integral part of the financial statements.

36

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 4.250% 10/21/25	$550,000	$619,130
5.950% 1/15/27	1,410,000	1,746,819
6.750% 10/01/37	1,145,000	1,666,963
HSBC Holdings PLC 4.250% 3/14/24	1,225,000	1,321,699
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,624,230
JPMorgan Chase & Co. SOFR + 2.515% 2.956% VRN 5/13/31	990,000	1,049,978
Lloyds Banking Group PLC 1 year CMT + 3.500% 3.870% VRN 7/09/25	1,320,000	1,433,400
Morgan Stanley 4.350% 9/08/26	3,200,000	3,689,858
5.000% 11/24/25	975,000	1,138,718
SVB Financial Group 3.125% 6/05/30	490,000	525,362
The Toronto-Dominion Bank 5 year USD Swap + 2.205% 3.625% VRN 9/15/31	1,100,000	1,237,533
Truist Bank 2.250% 3/11/30	1,285,000	1,297,028
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,635,955
Wells Fargo & Co. 5.375% 11/02/43	909,000	1,231,712

		59,394,012

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	3,475,000	4,252,306
Bacardi Ltd. 5.150% 5/15/38 (a)	450,000	527,936
Molson Coors Beverage Co. 4.200% 7/15/46	1,124,000	1,093,796
5.000% 5/01/42	360,000	381,377

		6,255,415

Chemicals — 0.9%
DuPont de Nemours, Inc. 5.319% 11/15/38	1,750,000	2,218,766
Huntsman International LLC 5.125% 11/15/22	1,000,000	1,059,301
Syngenta Finance NV 4.441% 4/24/23 (a)	2,065,000	2,167,327
Yara International ASA 3.148% 6/04/30 (a)	295,000	304,957
4.750% 6/01/28 (a)	3,328,000	3,827,887

		9,578,238

	Principal Amount	Value
Commercial Services — 0.1%
ERAC USA Finance LLC 6.700% 6/01/34 (a)	$125,000	$160,108
PayPal Holdings, Inc. 3.250% 6/01/50	695,000	752,609

		912,717

Computers — 1.1%
Apple, Inc. 1.650% 5/11/30	1,120,000	1,144,799
2.650% 5/11/50	700,000	733,231
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	2,702,000	3,097,776
Genpact Luxembourg Sarl 3.375% 12/01/24	2,660,000	2,744,959
3.700% STEP 4/01/22	2,400,000	2,464,282
Leidos, Inc. 4.375% 5/15/30 (a)	575,000	647,709

		10,832,756

Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500% 9/15/23 (c)	1,370,000	1,370,161
6.500% 7/15/25	645,000	676,286
Aircastle Ltd. 4.400% 9/25/23	3,095,000	3,002,422
5.000% 4/01/23	1,750,000	1,705,067
Antares Holdings LP 6.000% 8/15/23 (a)	2,945,000	2,824,818
8.500% 5/18/25 (a)	720,000	718,985
Ares Finance Co. LLC 4.000% 10/08/24 (a)	2,080,000	2,207,096
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (a)	1,365,000	1,102,546
Brookfield Finance, Inc. 4.350% 4/15/30	2,825,000	3,203,571
4.850% 3/29/29	1,752,000	2,062,192
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	335,000	340,612
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (a)	1,350,000	904,500
Lazard Group LLC 3.625% 3/01/27	1,253,000	1,315,447
3.750% 2/13/25	800,000	849,416
4.500% 9/19/28	755,000	851,575
LeasePlan Corp. NV 2.875% 10/24/24 (a)	1,535,000	1,569,560
Legg Mason, Inc. 5.625% 1/15/44	1,195,000	1,471,151
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	1,550,000	1,414,055
5.250% 8/15/22 (a)	5,055,000	4,744,992

The accompanying notes are an integral part of the financial statements.

37

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 2/15/24 (a)	$545,000	$498,587

		32,833,039

Electric — 1.3%
Appalachian Power Co. 4.500% 3/01/49	1,250,000	1,550,244
Avangrid, Inc. 3.800% 6/01/29	1,675,000	1,939,121
CMS Energy Corp. 4.875% 3/01/44	780,000	1,012,066
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,095,017
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	820,000	803,600
ITC Holdings Corp. 2.950% 5/14/30 (a)	895,000	953,240
Nevada Power Co. 6.650% 4/01/36	550,000	779,920
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	808,167
Pacific Gas and Electric Co. 2.500% 2/01/31	775,000	758,206
Potomac Electric Power Co. 4.150% 3/15/43	700,000	845,133
Southwestern Electric Power Co. 6.200% 3/15/40	300,000	412,581
Xcel Energy, Inc. 6.500% 7/01/36	1,250,000	1,817,796

		12,775,091

Foods — 0.4%
Ingredion, Inc. 3.200% 10/01/26	638,000	691,207
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (a)	776,000	795,400
Kraft Heinz Foods Co. 3.950% 7/15/25	616,000	653,596
Mars, Inc. 3.950% 4/01/49 (a)	1,510,000	1,881,361

		4,021,564

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	1,250,000	1,286,263

Gas — 0.4%
CenterPoint Energy Resources Corp. 6.625% 11/01/37	1,250,000	1,766,391
NiSource, Inc. 4.800% 2/15/44	1,035,000	1,265,508
5.800% 2/01/42	950,000	1,271,466

		4,303,365

	Principal Amount	Value
Health Care – Products — 0.1%
DENTSPLY SIRONA, Inc. 3.250% 6/01/30	$600,000	$630,790

Health Care – Services — 0.3%
City of Hope 4.378% 8/15/48	1,050,000	1,284,013
Humana, Inc. 4.800% 3/15/47	830,000	1,081,907
UnitedHealth Group, Inc. 3.125% 5/15/60	845,000	904,566

		3,270,486

Insurance — 5.6%
Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	4,260,000	4,400,750
American International Group, Inc. 3.400% 6/30/30	745,000	805,466
4.200% 4/01/28	1,025,000	1,160,849
4.500% 7/16/44	725,000	844,608
4.750% 4/01/48	505,000	608,887
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	2,860,000	2,951,785
AmTrust Financial Services, Inc. 6.125% 8/15/23	3,370,000	3,126,821
Arch Capital Group US, Inc. 5.144% 11/01/43	540,000	677,146
Athene Global Funding 2.500% 1/14/25 (a)	2,780,000	2,775,615
Athene Holding Ltd. 4.125% 1/12/28	6,228,000	6,424,949
6.150% 4/03/30	200,000	230,209
AXIS Specialty Finance LLC 3.900% 7/15/29	1,110,000	1,186,883
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,315,000	1,232,813
AXIS Specialty Finance PLC 4.000% 12/06/27	2,500,000	2,629,620
Brighthouse Financial, Inc. 3.700% 6/22/27	1,175,000	1,197,865
4.700% 6/22/47	1,125,000	1,022,585
Brown & Brown, Inc. 4.200% 9/15/24	1,132,000	1,227,456
CNO Financial Group, Inc. 5.250% 5/30/25	2,621,000	2,900,850
Enstar Group Ltd. 4.500% 3/10/22	920,000	932,074
4.950% 6/01/29	1,600,000	1,685,089
Equitable Financial Life Global Funding 1.400% 7/07/25 (a) (c)	1,040,000	1,040,609
Equitable Holdings, Inc. 5.000% 4/20/48	900,000	1,029,701

The accompanying notes are an integral part of the financial statements.

38

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Markel Corp. 3.350% 9/17/29	$585,000	$624,611
New York Life Insurance Co. 3.750% 5/15/50 (a)	510,000	575,959
The Progressive Corp. 3 mo. USD LIBOR + 2.539% 5.375% VRN (b)	1,625,000	1,608,750
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,025,000	1,090,600
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	2,440,000	2,734,642
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	550,000	585,420
Reinsurance Group of America, Inc. 3.150% 6/15/30	1,160,000	1,203,478
Teachers Insurance & Annuity Association of America 4.270% 5/15/47 (a)	750,000	890,179
USF&G Capital I 8.500% 12/15/45 (a)	885,000	1,396,429
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084% 4.700% VRN 1/23/48	1,080,000	1,015,200
Willis North America, Inc. 2.950% 9/15/29	905,000	957,995
4.500% 9/15/28	1,965,000	2,290,729
XLIT Ltd. 4.450% 3/31/25	2,250,000	2,534,571

		57,601,193

Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	1,025,000	1,333,410

Investment Companies — 1.3%
Ares Capital Corp. 3.500% 2/10/23	2,600,000	2,613,291
4.200% 6/10/24	1,450,000	1,484,701
BlackRock TCP Capital Corp. 3.900% 8/23/24	2,910,000	2,840,334
4.125% 8/11/22	2,870,000	2,877,197
Sixth Street Specialty Lending, Inc. 3.875% 11/01/24	3,575,000	3,566,302

		13,381,825

Iron & Steel — 0.2%
Vale Overseas Ltd. 6.250% 8/10/26	1,250,000	1,470,313
6.875% 11/21/36	630,000	823,095

		2,293,408

Machinery – Construction & Mining — 0.1%
Caterpillar, Inc. 3.250% 4/09/50	780,000	869,496

	Principal Amount	Value
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 1.950% 7/02/23 (c)	$560,000	$563,675
3.875% 10/15/21	2,280,000	2,336,707

		2,900,382

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	735,000	971,851
Comcast Corp. 3.450% 2/01/50	1,340,000	1,537,188
3.969% 11/01/47	630,000	746,974
4.750% 3/01/44	880,000	1,158,574
6.950% 8/15/37	265,000	411,866
Discovery Communications LLC 3.950% 3/20/28	1,052,000	1,175,555
4.650% 5/15/50	490,000	559,072
5.000% 9/20/37	995,000	1,177,660
Grupo Televisa SAB 6.625% 3/18/25	2,196,000	2,582,778
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,308,873

		11,630,391

Mining — 1.1%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (a)	894,000	962,775
Glencore Funding LLC 3.875% 10/27/27 (a)	975,000	1,036,347
4.000% 4/16/25 (a)	2,150,000	2,336,359
4.625% 4/29/24 (a)	3,065,000	3,354,973
Kinross Gold Corp. 4.500% 7/15/27	470,000	512,648
5.125% 9/01/21	2,495,000	2,564,071
Teck Resources Ltd. 6.000% 8/15/40	850,000	900,111

		11,667,284

Miscellaneous – Manufacturing — 0.2%
Carlisle Cos., Inc. 2.750% 3/01/30	1,353,000	1,392,603
General Electric Co. 6.875% 1/10/39	298,000	366,086
4.125% 10/09/42	113,000	107,886

		1,866,575

Oil & Gas — 2.3%
Cenovus Energy, Inc. 4.250% 4/15/27	1,125,000	1,018,900
6.750% 11/15/39	765,000	744,852
Diamondback Energy, Inc. 2.875% 12/01/24	1,675,000	1,675,968
3.250% 12/01/26	1,105,000	1,111,010

The accompanying notes are an integral part of the financial statements.

39

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EOG Resources, Inc. 4.950% 4/15/50	$155,000	$197,714
EQT Corp. 3.900% 10/01/27	4,510,000	3,663,428
6.125% STEP 2/01/25	1,725,000	1,718,997
Marathon Petroleum Corp. 4.500% 4/01/48	510,000	520,765
6.500% 3/01/41	1,120,000	1,386,315
Newfield Exploration Co. 5.375% 1/01/26	1,650,000	1,545,114
5.625% 7/01/24	975,000	931,660
5.750% 1/30/22	1,904,000	1,907,631
Occidental Petroleum Corp. 6.600% 3/15/46	1,258,000	1,095,051
Ovintiv, Inc. 6.500% 2/01/38	545,000	469,447
Patterson-UTI Energy, Inc. 3.950% 2/01/28	1,680,000	1,268,529
Petroleos Mexicanos 5.350% 2/12/28	665,000	558,600
6.375% 1/23/45	595,000	443,840
6.500% 3/13/27	585,000	527,974
6.625% 6/15/35	140,000	113,918
Saudi Arabian Oil Co. 4.250% 4/16/39 (a)	2,075,000	2,308,315

		23,208,028

Oil & Gas Services — 0.3%
National Oilwell Varco, Inc. 3.600% 12/01/29	1,570,000	1,536,291
3.950% 12/01/42	1,506,000	1,258,589

		2,794,880

Packaging & Containers — 0.4%
Amcor Finance USA, Inc. 3.625% 4/28/26	3,105,000	3,404,432
WRKCo, Inc. 3.000% 6/15/33	655,000	682,235

		4,086,667

Pharmaceuticals — 1.7%
AbbVie, Inc. 4.050% 11/21/39 (a)	1,045,000	1,222,086
4.700% 5/14/45	1,260,000	1,583,827
Bristol-Myers Squibb Co. 4.350% 11/15/47 (a)	830,000	1,096,069
Cigna Corp. 4.800% 7/15/46 (a)	880,000	1,104,892
CVS Health Corp. 4.300% 3/25/28	425,000	497,067
5.050% 3/25/48	455,000	596,001
6.125% 9/15/39	560,000	797,045
CVS Pass-Through Trust 5.926% 1/10/34 (a)	1,061,807	1,187,086

	Principal Amount	Value
7.507% 1/10/32 (a)	$908,614	$1,132,385
McKesson Corp. 6.000% 3/01/41	550,000	700,513
Mylan NV 3.950% 6/15/26	2,230,000	2,493,255
5.250% 6/15/46	1,375,000	1,704,946
Takeda Pharmaceutical Co. Ltd. 3.375% 7/09/60 (c)	970,000	968,547
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	724,000	709,259
Upjohn, Inc. 2.700% 6/22/30 (a)	1,235,000	1,267,471

		17,060,449

Pipelines — 2.1%
Cheniere Energy Partners LP 4.500% 10/01/29 (c)	1,120,000	1,150,335
Energy Transfer Operating LP 4.200% 4/15/27	1,085,000	1,134,317
5.875% 1/15/24	1,150,000	1,280,298
6.125% 12/15/45	1,000,000	1,030,622
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,370,000	1,818,975
EnLink Midstream Partners LP 4.150% 6/01/25	2,924,000	2,251,480
4.850% 7/15/26	951,000	704,025
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	575,000	537,625
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,205,000	1,078,475
EQM Midstream Partners LP 4.750% 7/15/23	2,325,000	2,340,647
MPLX LP 4.500% 4/15/38	595,000	595,112
6.250% 10/15/22	652,000	659,506
3 mo. USD LIBOR + 4.652% 6.875% VRN (b)	1,775,000	1,579,750
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110% 6.125% VRN (b)	2,345,000	1,673,744
Plains All American Pipeline LP / PAA Finance Corp. 3.800% 9/15/30	1,150,000	1,126,744
4.500% 12/15/26	617,000	647,029
4.700% 6/15/44	1,195,000	1,089,184
6.650% 1/15/37	375,000	407,083
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	525,000	502,820

		21,607,771

The accompanying notes are an integral part of the financial statements.

40

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 0.6%
Apollo Management Holdings LP 5 year CMT + 3.266% 4.950% VRN 1/14/50 (a)	$805,000	$723,973
Carlyle Finance Subsidiary LLC 3.500% 9/19/29 (a)	1,100,000	1,140,336
Hercules Capital, Inc. 4.625% 10/23/22	2,910,000	2,803,521
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (a)	1,260,000	1,446,498

		6,114,328

Real Estate Investment Trusts (REITS) — 2.1%
Alexandria Real Estate Equities, Inc. 2.750% 12/15/29	845,000	901,406
American Tower Trust #1 3.652% 3/23/28 (a)	1,910,000	2,062,073
Crown Castle International Corp. 5.200% 2/15/49	589,000	781,131
Healthcare Trust of America Holdings LP 3.500% 8/01/26	915,000	988,555
Highwoods Realty LP 4.125% 3/15/28	475,000	508,033
Service Properties Trust 4.500% 6/15/23	760,000	727,648
4.950% 10/01/29	1,155,000	979,587
Spirit Realty LP 3.200% 1/15/27	2,280,000	2,178,118
3.400% 1/15/30	515,000	487,327
4.000% 7/15/29	1,290,000	1,271,316
4.450% 9/15/26	133,000	137,860
Store Capital Corp. 4.625% 3/15/29	1,626,000	1,662,626
Tanger Properties LP 3.875% 12/01/23	1,448,000	1,422,823
UDR, Inc. 3.200% 1/15/30	805,000	877,342
Vereit Operating Partnership LP 3.100% 12/15/29	2,790,000	2,689,013
3.400% 1/15/28	365,000	367,817
4.625% 11/01/25	2,260,000	2,443,897
WP Carey, Inc. 4.250% 10/01/26	757,000	826,409

		21,312,981

Retail — 0.4%
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (a)	2,620,000	2,672,688
Starbucks Corp. 2.550% 11/15/30	1,595,000	1,673,072

		4,345,760

Semiconductors — 0.2%
KLA Corp. 3.300% 3/01/50	1,615,000	1,668,108

	Principal Amount	Value
Software — 0.4%
Broadridge Financial Solutions, Inc. 2.900% 12/01/29	$1,210,000	$1,293,372
Microsoft Corp. 4.450% 11/03/45	2,064,000	2,806,702

		4,100,074

Telecommunications — 1.5%
AT&T, Inc. 2.300% 6/01/27	910,000	942,096
4.750% 5/15/46	2,830,000	3,392,717
5.250% 3/01/37	1,298,000	1,604,913
6.250% 3/29/41	210,000	287,945
Crown Castle Towers LLC 3.222% 5/15/22 (a)	1,700,000	1,728,231
4.241% 7/15/28 (a)	2,750,000	3,146,219
Qwest Corp 6.750% 12/01/21	725,000	766,185
T-Mobile USA, Inc. 2.050% 2/15/28 (a)	1,010,000	1,010,475
Telefonica Emisiones SAU 4.665% 3/06/38	1,105,000	1,322,461
Verizon Communications, Inc. 6.550% 9/15/43	885,000	1,407,252

		15,608,494

Transportation — 0.4%
Autoridad del Canal de Panama 4.950% 7/29/35 (a)	1,050,000	1,197,010
CSX Corp. 4.750% 11/15/48	650,000	862,970
Norfolk Southern Corp. 4.050% 8/15/52	860,000	1,028,372
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (a)	610,000	613,525

		3,701,877

TOTAL CORPORATE DEBT (Cost $386,175,795)		404,259,452

MUNICIPAL OBLIGATIONS — 0.5%
JobsOhio Beverage System Series B, Revenue Bonds 4.532% 1/01/35	1,950,000	2,433,249
New York City Water & Sewer System, Revenue Bonds 5.882% 6/15/44	105,000	164,805
Orange County Local Transportation Authority BAB, Revenue Bonds 6.908% 2/15/41	1,350,000	2,020,099

		4,618,153

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,070,002)		4,618,153

The accompanying notes are an integral part of the financial statements.

41

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.0%
Automobile ABS — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (a)	$1,271,000	$1,195,076
Carmax Auto Owner Trust, Series 2019-3, Class D 2.850% 1/15/26	1,974,000	1,989,545
Carvana Auto Receivables Trust, Series 2019-4A, Class D 3.070% 7/15/25 (a)	1,625,000	1,600,145
Hertz Vehicle Financing LP Series 2019-3A, Class B, 3.030% 12/26/25 (a)	2,293,000	2,186,098
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	2,310,000	2,210,298
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B 3.950% 11/14/28 (a)	1,774,000	1,763,209
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (a)	856,000	820,568
Series 2019-A, Class C, 3.000% 1/26/32 (a)	561,000	557,259
Series 2019-A, Class D, 3.450% 1/26/32 (a)	1,087,000	1,081,407

		13,403,605

Commercial MBS — 6.2%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.249% VRN 7/05/40 (a) (d)	4,270,000	4,006,593
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.535% FRN 9/15/34 (a)	670,000	560,306
BANK Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	441,000	474,276
Series 2019-BN16, Class AS, 4.267% 2/15/52	665,833	766,311
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	547,420	571,976
BBCMS Mortgage Trust Series 2020-C7, Class AS, 2.444% 4/15/53	1,326,000	1,373,273
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (d)	2,250,000	1,907,325
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (d)	1,610,000	1,239,372

	Principal Amount	Value
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (d)	$1,370,000	$961,610
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.513% VRN 1/12/45 (d)	364,528	360,775
Benchmark Mortgage Trust Series 2019-B9, Class A4, 3.751% 3/15/52	3,810,000	4,393,845
Series 2019-B9, Class A5, 4.016% 3/15/52	4,700,000	5,554,679
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 7/15/35 (a)	4,450,000	4,205,443
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/15/35 (a)	4,950,000	4,566,686
BX Commercial Mortgage Trust Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 1.085% FRN 11/15/35 (a)	735,000	727,565
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.785% FRN 12/15/36 (a)	4,117,000	3,920,622
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.885% FRN 11/15/35 (a)	1,876,000	1,852,276
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 10/15/36 (a)	1,651,888	1,585,541
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.185% FRN 10/15/36 (a)	1,994,876	1,917,201
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 1.935% FRN 12/15/37 (a)	898,516	867,086
Century Plaza Towers Series 2019-CPT, Class D, 3.097% VRN 11/13/39 (a) (d)	982,000	963,317
Series 2019-CPT, Class E, 3.097% VRN 11/13/39 (a) (d)	1,556,000	1,403,784
Commercial Mortgage Pass-Through Certificates Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	660,075
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,478,738
Series 2015-CR23, Class C, 4.435% VRN 5/10/48 (d)	1,000,000	988,237
Series 2014-LC17, Class C, 4.725% VRN 10/10/47 (d)	2,908,000	2,768,388

The accompanying notes are an integral part of the financial statements.

42

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Jackson Park Trust, Series 2019-LIC, Class C, 3.131% VRN 10/14/39 (a) (d)	$2,300,000	$2,328,629
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 5/15/36 (a)	1,505,000	1,446,770
MFT Trust Series 2020-ABC, Class A, 3.358% 2/06/30 (a)	919,000	943,519
Series 2020-ABC, Class B, 3.477% VRN 2/06/30 (a) (d)	1,003,000	1,010,950
MKT Mortgage Trust Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (d)	475,000	451,854
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (d)	976,000	884,064
Morgan Stanley Capital I Trust Series 2019-L2, Class AS, 4.272% 3/15/52	1,950,000	2,238,727
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (d)	760,000	849,238
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (d)	1,325,000	1,333,776
Wells Fargo Commercial Mortgage Trust Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	1,450,000	1,659,622
Series 2018-C45, Class B, 4.556% 6/15/51	400,000	419,851

		63,642,300

Other ABS — 14.5%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (a)	1,902,974	1,981,876
AASET Trust Series 2020-1A, Class A, 3.351% 1/16/40 (a)	1,549,240	1,364,303
Series 2019-1, Class A, 3.844% 5/15/39 (a)	1,683,470	1,521,030
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,495,616	1,333,692
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	1,932,472	1,964,504
AIMCO CLO, Series 2019-10A, Class C, 3 mo. USD LIBOR + 2.450% 3.548% FRN 7/22/32 (a)	2,000,000	1,901,230
Allegro CLO X Ltd., Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.750% 3.885% FRN 4/20/32 (a)	2,200,000	2,132,341

	Principal Amount	Value
Anchorage Capital CLO Ltd., Series 2020-15A, Class A 1.000% 7/20/31 (a) (c)	$1,500,000	$1,500,000
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	1,814,500	1,839,959
Assurant CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250% 3.385% FRN 10/20/31 (a)	820,000	770,846
Atrium, Series 15A, Class B, 3 mo. USD LIBOR + 1.750% 2.793% FRN 1/23/31 (a)	1,190,000	1,144,342
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600% 4.819% FRN 1/15/28 (a)	1,000,000	928,864
Ballyrock CLO 2019-2 Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 4.100% 4.477% FRN 11/20/30 (a)	400,000	391,309
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500% 4.719% FRN 1/15/29 (a)	500,000	461,669
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950% 3.169% FRN 10/15/32 (a)	500,000	481,100
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	538,207	540,412
CAL Funding Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	1,254,000	1,243,186
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 3.969% FRN 10/15/32 (a)	250,000	242,616
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (a)	854,115	842,994
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	941,038	944,089
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850% 3.737% FRN 7/28/28 (a)	330,000	299,405
CARS-DB4 LP Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	501,062	495,529

The accompanying notes are an integral part of the financial statements.

43

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	$398,000	$366,556
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,328,353	1,161,960
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	1,386,624	1,287,533
CBAM Ltd. Series 2019-10A, Class B, 3 mo. USD LIBOR + 2.050% 3.185% FRN 4/20/32 (a)	1,900,000	1,859,627
Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100% 3.319% FRN 1/15/31 (a)	900,000	876,919
CIFC Funding Ltd. Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 1.000% FRN 7/15/32 (a) (c)	1,000,000	1,000,000
Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 2.315% FRN 11/16/30 (a)	2,330,000	2,295,243
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200% 2.335% FRN 10/20/30 (a)	2,040,000	1,993,423
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 0.645% FRN 9/25/34	6,200	5,497
Cronos Containers Program Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (a)	227,778	223,776
DB Master Finance LLC, Series 2019-1A, Class A23 4.352% 5/20/49 (a)	1,546,315	1,697,077
Domino’s Pizza Master Issuer LLC Series 2019-1A, Class A2, 3.668% 10/25/49 (a)	1,094,500	1,146,882
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	760,500	814,402
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	2,983,750	3,033,792
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 3 mo. USD LIBOR + 1.900% 2.292% FRN 5/15/32 (a)	1,500,000	1,463,145
Eaton Vance CLO Ltd. Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 2.969% FRN 10/15/30 (a)	1,700,000	1,647,987
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.950% 3.169% FRN 4/15/31 (a)	1,800,000	1,765,246

	Principal Amount	Value
Elmwood CLO Ltd. Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 2.585% FRN 4/20/31 (a)	$2,900,000	$2,874,425
Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950% 3.169% FRN 10/15/32 (a)	350,000	343,390
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	362,036	364,819
Flatiron CLO Ltd. Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 2.286% FRN 11/16/32 (a)	350,000	336,094
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 3.086% FRN 11/16/32 (a)	250,000	242,049
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	1,295,321	1,243,317
Global SC Finance SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	204,167	202,962
Goodgreen Trust Series 2019-2A, Class A, 2.760% 10/15/54 (a)	2,865,117	2,838,836
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,672,082	1,703,452
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	792,216	827,855
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,377,393	1,442,173
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700% 2.835% FRN 1/20/31 (a)	1,290,000	1,251,193
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	1,505,844	1,474,308
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	956,654	976,209
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	964,857	987,124
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	282,928	292,222
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	1,159,670	1,214,245
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	227,536	239,621
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,708,900	1,828,101

The accompanying notes are an integral part of the financial statements.

44

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Horizon Aircraft Finance I Ltd. Series 2019-2, Class A, 3.425% 11/15/39 (a)	$2,342,155	$2,025,141
Series 2019-1, Class A, 3.721% 7/15/39 (a)	1,320,291	1,161,357
Series 2018-1, Class A, 4.458% 12/15/38 (a)	941,515	849,453
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380% 2.371% FRN 10/26/32 (a)	750,000	735,800
J.G. Wentworth LLC, Series 2018-2A, Class A 3.960% 10/15/75 (a)	1,405,020	1,442,537
KREF Ltd., Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.000% 2.194% FRN 6/15/36 (a)	1,670,000	1,598,718
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	2,220,792	1,848,740
Lunar Aircraft Ltd., Series 2020-1A, Class A 3.376% 2/15/45 (a)	1,793,853	1,637,610
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (a)	2,100,583	1,734,956
Madison Park Funding Ltd. Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 2.819% FRN 7/15/30 (a)	1,665,000	1,597,386
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 3.335% FRN 10/18/30 (a)	620,000	595,512
Magnetite XXVI Ltd., Series 2020-26A, Class A, 3 mo. USD LIBOR + 1.750% 1.949% FRN 7/15/30 (a)	1,500,000	1,500,768
Mosaic Solar Loans LLC Series 2018-1A, Class A, 4.010% 6/22/43 (a)	303,400	306,553
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	319,666	326,121
MP CLO Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250% 2.385% FRN 10/20/30 (a)	1,750,000	1,689,768
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (a)	184,360	181,936
NP SPE LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,260,000	2,315,810

	Principal Amount	Value
OCP CLO 2018-15 Ltd., Series 2018-15A, Class A1, 2.235% FRN 7/20/31 (a) (d)	$250,000	$244,658
OHA Credit Funding Ltd. Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 2.428% FRN 10/22/32 (a)	1,000,000	981,505
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 3.748% FRN 10/22/32 (a)	500,000	491,756
OneMain Financial Issuance Trust, Series 2019-2A, Class A 3.140% 10/14/36 (a)	8,400,000	8,422,332
Oxford Finance Funding Trust Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	1,536,000	1,554,626
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	259,862	261,025
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (a)	1,529,982	1,315,331
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2 3.858% 12/05/49 (a)	2,310,390	1,939,918
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 3.035% FRN 2/25/23 (a)	1,270,000	1,244,692
Rockford Tower CLO Ltd., Series 2019-1A, Class B1, 3 mo. USD LIBOR + 2.050% 3.185% FRN 4/20/32 (a)	1,500,000	1,462,242
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090% 2.309% FRN 1/15/30 (a)	2,450,000	2,392,513
Sierra Receivables Funding LLC Series 2015-3A, Class B, 3.080% 9/20/32 (a)	77,323	76,859
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	811,842	781,565
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300% 2.686% FRN 8/18/31 (a)	1,170,000	1,093,863
Store Master Funding Series 2019-1, Class A2, 3.650% 11/20/49 (a)	2,881,977	2,719,161
Series 2018-1A, Class A2, 4.290% 10/20/48 (a)	1,303,512	1,299,402
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 0.985% FRN 11/25/35 (a)	3,657,088	3,477,219

The accompanying notes are an integral part of the financial statements.

45

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	$155,226	$157,997
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	446,276	443,848
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	1,941,683	2,104,334
Taco Bell Funding LLC, Series 2018-1A, Class A2II 4.940% 11/25/48 (a)	1,122,900	1,178,698
TAL Advantage LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	1,836,994	1,832,545
Textainer Marine Containers Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (a)	496,853	505,038
Trinity Rail Leasing LP Series 2019-2A, Class A2, 3.100% 10/18/49 (a)	3,289,000	3,192,244
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,420,000	2,462,401
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (a)	223,214	223,318
Triton Container Finance LLC Series 2017-1A, Class A, 3.520% 6/20/42 (a)	759,289	748,230
Series 2017-2A, Class A, 3.620% 8/20/42 (a)	2,525,533	2,551,959
Series 2018-2A, Class A, 4.190% 6/22/43 (a)	1,312,000	1,312,395
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	2,621,999	2,246,941
WAVE LLC Series 2019-1A, Class A, 3.597% 9/15/44 (a)	3,899,518	3,558,923
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,783,209	659,481
WAVE Trust, Series 2017-1A, Class A 3.844% 11/15/42 (a)	3,169,351	2,761,072
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	1,200,937	906,611
Wind River CLO Ltd. Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 2.487% FRN 11/01/31 (a)	900,000	851,368
Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 2.969% FRN 7/15/30 (a)	1,150,000	1,097,908

		147,748,900

	Principal Amount	Value
Student Loans ABS — 10.3%
Access Group Inc., Series 2004-A, Class A3, 1.699% FRN 7/01/39 (d)	$550,000	$542,085
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100% 0.406% FRN 6/28/39	5,599,944	4,816,797
College Avenue Student Loans LLC Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,244,000	2,167,681
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,281,000	1,226,801
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS 0.000% FRN 1/25/47	900,000	710,935
ECMC Group Student Loan Trust Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 0.985% FRN 9/25/68 (a)	2,040,318	1,943,772
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 1.385% FRN 12/27/66 (a)	2,175,093	2,131,747
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME – 1.150% 3.600% FRN 12/01/47 (a)	2,026,324	1,999,819
Education Services of America Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 6/25/48 (a)	1,200,000	1,062,942
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 10/25/56 (a)	1,100,000	991,894
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700% 4.691% FRN 4/25/46	625,000	595,293
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A, 3.580% VRN 11/25/38 (a) (d)	1,435,848	1,456,200
Higher Education Funding I Series 2004-1, Class B2, 28 day ARS 0.000% FRN 1/01/44 (a)	450,000	392,708
Series 2004-1, Class B1, 28 day ARS 1.796% FRN 1/01/44 (a)	450,000	398,580
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX 3.020% 8/25/42 (a)	547,785	539,344
Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.670% 2/15/68 (a)	2,249,000	2,318,393

The accompanying notes are an integral part of the financial statements.

46

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class B, 3.900% 1/15/43 (a)	$1,190,000	$1,217,769
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,530,000	1,539,501
Navient Student Loan Trust Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 0.985% FRN 3/25/67 (a)	4,700,000	4,639,536
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.085% FRN 12/27/67 (a)	4,530,000	4,517,181
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.335% FRN 3/25/66 (a)	1,753,914	1,712,043
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 6/25/65 (a)	3,167,334	3,102,616
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.485% FRN 3/25/66 (a)	7,050,000	6,542,882
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 10/25/58	940,000	769,091
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 1.685% FRN 6/25/65 (a)	2,370,000	2,352,527
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	2,950,000	3,069,485
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (a)	417,106	418,938
Nelnet Student Loan Trust Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.547% FRN 6/25/41	583,789	503,727
Series 2019-2A, Class A, 1 mo. USD LIBOR + .900% 1.085% FRN 6/27/67 (a)	1,666,109	1,649,078
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 1.585% FRN 4/25/67 (a)	3,250,000	3,063,985
Series 2005-4, Class A4A, 7 Day ARS 1.929% FRN 3/22/32	325,000	309,546
Series 2019-5, Class A, 2.530% 10/25/67 (a)	8,165,639	8,162,879
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	2,030,870
SLC Student Loan Trust, Series 2007-1, Class A5, 3 mo. USD LIBOR + .090% 0.482% FRN 2/15/68	4,000,000	3,390,850
SLM Student Loan Trust Series 2006-2, Class R, 0.000%1/25/41	7,308	3,734,780

	Principal Amount	Value
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 1.201% FRN 10/25/40	$1,907,645	$1,706,344
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 1.281% FRN 1/25/44	1,987,031	1,554,582
Series 2002-7, Class A11, 28 day ARS 1.403% FRN 3/15/28	13,000	13,000
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 1.591% FRN 10/25/65 (a)	4,300,000	4,051,663
Series 2002-7, Class B, 28 day ARS 4.167% FRN 12/15/39	3,950,000	3,672,194
SoFi Alternative Trust, Series 2019-C, Class PT, 4.853% VRN 1/25/45 (a) (d)	5,629,244	6,113,703
SoFi Professional Loan Program LLC Series 2019-A, Class R1, 0.000% 6/15/48 (a)	6,724,700	1,650,914
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	4,688,500	1,627,191
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	3,759,800	1,813,408
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	3,324,300	1,310,772
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	4,961,600	1,209,142
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (d)	990,000	991,269
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 1.673% FRN 8/01/35	3,050,000	2,924,271

		104,660,728

WL Collateral CMO — 0.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.493% VRN 8/25/34 (d)	19,042	18,499
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.668% VRN 2/25/34 (d)	14,781	14,182
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (d)	3,932	3,719
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (d)	646,318	646,763
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 3.487% VRN 8/25/34 (d)	5,611	5,626

The accompanying notes are an integral part of the financial statements.

47

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.687% VRN 8/25/34 (d)	$34,940	$34,242
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (d)	2,306,317	2,351,641
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (d)	1,897	1,859
Series 2003-A4, Class IA, 4.234% VRN 7/25/33 (d)	1,891	1,793
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (d)	2,235,372	2,276,121
Sequoia Mortgage Trust, Series 2019-1, Class A1, 4.000% VRN 2/25/49 (a) (d)	286,644	292,206
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.673% VRN 3/25/34 (d)	20,102	19,748
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.904% FRN 4/25/44	49,105	46,757
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1, 4.000% VRN 11/25/48 (a) (d)	1,160,169	1,184,889

		6,898,045

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $350,395,708)		336,353,578

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,080,000	2,596,880
Mexico Government International Bond 4.750% 3/08/44	3,727,000	3,950,620
6.750% 9/27/34	685,000	899,926

		7,447,426

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,705,365)		7,447,426

	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 22.3%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 2617, Class Z, 5.500% 5/15/33	$905,602	$1,049,251
Series 2693, Class Z, 5.500% 10/15/33	1,633,067	1,841,407
Series 2178, Class PB, 7.000% 8/15/29	33,928	38,589

		2,929,247

Pass-Through Securities — 21.6%
Federal Home Loan Mortgage Corp. Pool #J13972 3.500% 1/01/26	30,661	32,253
Pool #C91344 3.500% 11/01/30	101,053	107,835
Pool #C91424 3.500% 1/01/32	68,892	73,516
Pool #QA8791 3.500% 4/01/50	1,206,935	1,294,967
Pool #RA2483 3.500% 6/01/50	10,389,310	11,046,449
Pool #C91239 4.500% 3/01/29	4,809	5,234
Pool #C91251 4.500% 6/01/29	32,022	34,851
Pool #G05253 5.000% 2/01/39	160,106	184,471
Pool #C90939 5.500% 12/01/25	16,336	18,013
Pool #D97258 5.500% 4/01/27	10,861	12,003
Pool #C91026 5.500% 4/01/27	27,453	30,339
Pool #C91074 5.500% 8/01/27	2,885	3,188
Pool #D97417 5.500% 10/01/27	9,714	10,735
Pool #C91128 5.500% 12/01/27	1,490	1,647
Pool #C91148 5.500% 1/01/28	67,631	74,806
Pool #C91176 5.500% 5/01/28	23,263	25,731
Pool #C91217 5.500% 11/01/28	9,100	10,080
Pool #C01079 7.500% 10/01/30	1,064	1,250
Pool #C01135 7.500% 2/01/31	4,590	5,363
Federal National Mortgage Association Pool #MA3984 2.500% 4/01/35	10,727,048	11,233,863
Pool #MA4013 2.500% 5/01/35	11,882,654	12,444,068
Pool #775539 12 mo. USD LIBOR + 1.636% 2.931% FRN 5/01/34	27,084	28,262
Pool #MA3029 3.000% 6/01/32	3,261,494	3,436,576
Pool #MA3090 3.000% 8/01/32	1,389,828	1,463,567
Pool #AO8180 3.000% 9/01/42	26,665	28,568
Pool #AP8668 3.000% 12/01/42	159,362	170,734
Pool #AR1975 3.000% 12/01/42	37,702	40,392
Pool #AB7397 3.000% 12/01/42	145,302	155,670
Pool #AB7401 3.000% 12/01/42	130,089	139,372
Pool #AR0306 3.000% 1/01/43	10,229	10,959
Pool #AR5391 3.000% 1/01/43	69,632	74,601
Pool #AL3215 3.000% 2/01/43	121,220	129,870
Pool #AR4109 3.000% 2/01/43	132,755	142,228
Pool #AR4432 3.000% 3/01/43	50,751	54,373
Pool #AT0169 3.000% 3/01/43	213,085	228,290
Pool #AB8809 3.000% 3/01/43	63,980	68,546

The accompanying notes are an integral part of the financial statements.

48

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1368 3.000% 3/01/43	$222,285	$238,147
Pool #AR2174 3.000% 4/01/43	240,131	257,266
Pool #AS1304 3.500% 12/01/28	1,049,021	1,118,603
Pool #AV1897 3.500% 12/01/28	193,678	206,525
Pool #AV2325 3.500% 12/01/28	540,502	576,354
Pool #BF0196 3.500% 2/01/41	1,074,005	1,161,488
Pool #MA1356 3.500% 2/01/43	8,217,864	8,882,110
Pool #FM1970 3.500% 11/01/49	2,020,930	2,184,281
Pool #CA5308 3.500% 3/01/50	7,031,087	7,535,139
Pool #CA6096 3.500% 6/01/50	9,487,855	10,099,836
Pool #725692 1 year CMT + 2.137% 3.957% FRN 10/01/33	63,058	66,389
Pool #888586 1 year CMT + 2.195% 3.973% FRN 10/01/34	81,187	85,476
Pool #BJ0686 4.000% 4/01/48	2,286,411	2,430,639
Pool #CA1951 4.000% 7/01/48	2,687,185	2,855,014
Pool #AA3980 4.500% 4/01/28	52,881	56,992
Pool #CA1909 4.500% 6/01/48	6,417,848	6,896,667
Pool #AD6437 5.000% 6/01/40	391,785	447,397
Pool #AD6996 5.000% 7/01/40	2,508,433	2,864,492
Pool #AL8173 5.000% 2/01/44	1,043,927	1,184,603
Pool #AD0836 5.500% 11/01/28	53,314	58,904
Pool #575667 7.000% 3/01/31	11,152	13,115
Pool #529453 7.500% 1/01/30	2,364	2,781
Pool #535996 7.500% 6/01/31	4,098	4,815
Pool #252926 8.000% 12/01/29	91	104
Pool #532819 8.000% 3/01/30	114	133
Pool #534703 8.000% 5/01/30	2,431	2,829
Pool #253437 8.000% 9/01/30	107	125
Pool #253481 8.000% 10/01/30	59	69
Pool #190317 8.000% 8/01/31	2,447	2,857
Pool #602008 8.000% 8/01/31	3,415	3,985
Pool #597220 8.000% 9/01/31	2,882	3,393
Government National Mortgage Association Pool #371146 7.000% 9/15/23	58	60
Pool #352022 7.000% 11/15/23	2,519	2,678
Pool #374440 7.000% 11/15/23	203	215
Pool #491089 7.000% 12/15/28	6,711	7,335
Pool #480539 7.000% 4/15/29	352	400
Pool #488634 7.000% 5/15/29	1,974	2,248
Pool #500928 7.000% 5/15/29	3,139	3,607
Pool #499410 7.000% 7/15/29	1,126	1,297
Pool #510083 7.000% 7/15/29	779	890
Pool #493723 7.000% 8/15/29	2,289	2,640
Pool #581417 7.000% 7/15/32	10,857	12,550
Government National Mortgage Association II Pool# MA6656 3.000% 5/20/50	9,829,420	10,411,829
Pool# MA6710 3.000% 6/20/50	9,850,000	10,436,706
Pool #008746 1 year CMT + 1.500% 3.125% FRN 11/20/25	2,928	2,992

	Principal Amount	Value
Pool #080136 1 year CMT + 1.500% 3.125% FRN 11/20/27	$644	$660
Government National Mortgage Association II TBA Pool #24 3.000% 7/21/50 (c)	1,975,000	2,092,188
Pool #471 3.500% 7/21/50 (c)	76,320,000	80,535,489
Uniform Mortgage Backed Securities TBA Pool #1127 3.500% 7/14/50 (c)	23,400,000	24,610,220

		220,187,202

Whole Loans — 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-DNA3, Class M1, 1.000% 6/25/50 (a) (c)	2,630,000	2,630,000
Series 2020-DNA3, Class M2, 1.000% 6/25/50 (a) (c)	1,908,000	1,908,000
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 1.535% FRN 3/25/29	158,198	157,514

		4,695,514

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $226,410,235)		227,811,963

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds & Notes — 1.9%
U.S. Treasury Bond 2.250% 8/15/49 (e)	12,800,000	15,392,033
3.500% 2/15/39 (e)	3,000,000	4,243,770

		19,635,803

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,959,141)		19,635,803

TOTAL BONDS & NOTES (Cost $991,716,246)		1,000,126,375

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $2,989,580)		2,014,590

TOTAL LONG-TERM INVESTMENTS (Cost $997,080,826)		1,004,560,615

The accompanying notes are an integral part of the financial statements.

49

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 11.4%
Commercial Paper — 11.4%
American Electric Power Co., Inc. 0.325% 8/11/20 (a)	$2,000,000	$1,999,104
American Honda Finance Corp. 0.406% 7/21/20	3,000,000	2,999,584
1.833% 8/13/20	5,000,000	4,997,207
1.987% 8/21/20	3,000,000	2,997,825
Avangrid, Inc. 0.254% 7/08/20 (a)	10,000,000	9,999,400
Bayer Corp. 0.457% 8/03/20	8,000,000	7,997,424
0.609% 8/03/20	2,000,000	1,999,356
Daimler Finance North America LLC 1.323% 8/27/20 (a)	8,000,000	7,993,955
1.606% 7/13/20 (a)	2,000,000	1,999,805
Duke Energy Corp. 0.223% 7/21/20 (a)	10,000,000	9,998,308
Dupont De Nemours, Inc. 0.375% 8/25/20 (a)	6,000,000	5,995,819
2.856% 7/01/20 (a)	2,000,000	1,999,982
Entergy Corp. 0.355% 7/13/20 (a)	6,000,000	5,999,133
Fidelity National Information Services, Inc. 0.274% 7/09/20 (a)	7,000,000	6,999,527
FMC Tech, Inc. 1.269% 7/09/20 (a)	10,000,000	9,997,450
General Electric Co. 0.640% 9/17/20	1,000,000	998,876
Harley-Davidson Funding Corp. 0.477% 8/10/20 (a)	3,000,000	2,998,705
0.507% 7/20/20 (a)	7,000,000	6,998,833
Lloyds Banking Group PLC 0.183% 7/31/20	7,000,000	6,998,487
LyondellBasell Industries NV 0.203% 7/29/20 (a)	3,000,000	2,999,234
Suncor Energy, Inc. 0.507% 7/17/20 (a)	5,000,000	4,999,346
1.353% 8/21/20 (a)	6,000,000	5,996,213

		115,963,573

TOTAL SHORT-TERM INVESTMENTS (Cost $115,929,938)		115,963,573

TOTAL INVESTMENTS — 109.8% (Cost $1,113,010,764) (f)		1,120,524,188

Other Assets/(Liabilities) — (9.8)%		(100,187,224)

NET ASSETS — 100.0%		$1,020,336,964

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
DAC	Designated Activity Company
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $462,957,132 or 45.37% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.

(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

50

MML Managed Bond Fund – Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call

10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	3,700,000	$567,210	$184,971	$382,239

Put

10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	56,100,000	$1,447,380	$2,804,609	$(1,357,229)

									$2,014,590	$2,989,580	$(974,990)

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	9/21/20	325	$71,121,825	$(221,044)
U.S. Treasury Note 2 Year	9/30/20	790	174,436,472	17,748
U.S. Treasury Note 5 Year	9/30/20	328	41,177,337	66,101

				$(137,195)

Short
90 Day Eurodollar	9/14/20	10	$(2,437,967)	$(55,408)
U.S. Treasury Long Bond	9/21/20	76	(13,535,221)	(35,529)
U.S. Treasury Ultra 10 Year	9/21/20	14	(2,194,455)	(10,326)
90 Day Eurodollar	12/14/20	10	(2,437,842)	(54,908)
90 Day Eurodollar	3/15/21	9	(2,194,845)	(50,655)
90 Day Eurodollar	9/13/21	17	(4,146,457)	(96,106)
90 Day Eurodollar	3/14/22	15	(3,657,513)	(85,737)
90 Day Eurodollar	9/19/22	14	(3,412,279)	(80,021)
90 Day Eurodollar	3/13/23	12	(2,923,010)	(68,590)
90 Day Eurodollar	12/18/23	15	(3,650,388)	(84,050)
90 Day Eurodollar	12/16/24	40	(9,722,367)	(216,633)

				$(837,963)

The accompanying notes are an integral part of the financial statements.

51

MML Managed Bond Fund – Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/ Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	4,000,000	$(46,752)	$14,206	$(60,958)

CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	5,000,000	(59,500)	21,743	(81,243)

						$(106,252)	$35,949	$(142,201)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	82.1%
Cayman Islands	6.8%
Canada	1.8%
Bermuda	1.6%
United Kingdom	1.6%
Mexico	1.2%
Netherlands	0.8%
Luxembourg	0.5%
Norway	0.4%
Switzerland	0.3%
Colombia	0.3%
Ireland	0.2%
Saudi Arabia	0.2%
Germany	0.2%
Spain	0.1%
Panama	0.1%
Japan	0.1%
Australia	0.1%
Barbados	0.0%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

52

MML U.S. Government Money Market Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
Discount Notes — 83.6%
Federal Farm Credit Bank SOFR + .080% 0.160% FRN, 7/01/20, 1/14/21 (a)	$2,000,000	$2,000,000
1.544%, 1/29/21, 1/29/21 (a)	100,000	99,117
1.613%, 11/10/20, 11/10/20 (a)	800,000	795,395
Federal Home Loan Bank 0.010%, 7/01/20, 7/01/20 (a)	3,250,000	3,250,000
0.101%, 7/21/20, 7/21/20 (a)	1,800,000	1,799,900
0.104%, 7/08/20, 7/08/20 (a)	6,400,000	6,399,872
0.112%, 7/06/20, 7/06/20 (a)	1,400,000	1,399,979
0.112%, 7/23/20, 7/23/20 (a)	2,200,000	2,199,852
SOFR + .040% 0.120% FRN, 7/01/20, 8/25/20 (a)	2,000,000	2,000,000
SOFR + .050% 0.130% FRN, 7/01/20, 1/28/21 (a)	2,400,000	2,400,000
0.137%, 8/24/20, 8/24/20 (a)	2,000,000	1,999,595
1 mo. USD LIBOR – .050% 0.140% FRN, 7/20/20, 8/20/20 (a)	4,800,000	4,799,851
0.142%, 8/19/20, 8/19/20 (a)	900,000	899,828
SOFR + .065% 0.145% FRN, 7/01/20, 2/26/21 (a)	5,000,000	5,000,000
SOFR + .080% 0.160% FRN, 7/02/20, 10/02/20 (a)	5,000,000	5,000,128
SOFR + .085% 0.165% FRN, 7/01/20, 9/11/20 (a)	7,000,000	7,000,069
SOFR + .090% 0.170% FRN, 7/01/20, 11/20/20 (a)	10,000,000	10,000,000
SOFR + .090% 0.170% FRN, 7/01/20, 11/30/20 (a)	8,000,000	8,000,000
SOFR + .100% 0.180% FRN, 7/01/20, 12/23/20 (a)	7,000,000	7,000,000
SOFR + .110% 0.190% FRN, 7/01/20, 12/10/20 (a)	3,000,000	3,000,000
0.213%, 9/09/20, 9/09/20 (a)	1,200,000	1,199,510
0.304%, 7/06/20, 7/06/20 (a)	1,650,000	1,649,931
1 mo. USD LIBOR + .150% 0.334% FRN, 7/28/20, 9/28/20 (a)	350,000	350,111
0.376%, 1/20/21, 1/20/21 (a)	15,000,000	14,968,704
0.518%, 7/22/20, 7/22/20 (a)	1,600,000	1,599,524
3 mo. USD LIBOR – .240% 0.936% FRN, 7/16/20, 7/16/20 (a)	10,000,000	10,000,000
3 mo. USD LIBOR – .205% 1.014% FRN, 7/15/20, 10/15/20 (a)	7,000,000	7,000,000
3 mo. USD LIBOR – .170% 1.203% FRN, 7/06/20, 1/06/21 (a)	5,600,000	5,600,592
1.588%, 7/31/20, 7/31/20 (a)	660,000	659,145
Federal Home Loan Mortgage Corp. SOFR + .030% 0.110% FRN, 7/01/20, 1/12/21 (a)	7,000,000	7,000,000

	Principal Amount	Value
0.142%, 7/30/20, 7/30/20 (a)	$3,300,000	$3,299,628
0.264%, 8/19/20, 8/19/20 (a)	500,000	499,823
0.323%, 8/12/20, 8/12/20 (a)	700,000	699,740
Federal National Mortgage Association 0.193%, 9/23/20, 9/23/20 (a)	10,000,000	9,995,567

		139,565,861

Repurchase Agreement — 9.0%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 6/30/20, 0.060%, due 7/01/20 (b)	15,000,000	15,000,000

U.S. Treasury Bonds & Notes — 7.3%
U.S. Treasury Bill 0.000% 7/02/20	1,400,000	1,399,996
0.000% 7/02/20	2,200,000	2,199,993
0.000% 7/09/20	800,000	799,981
0.000% 7/21/20	2,700,000	2,699,819
U.S. Treasury Note 2.875% 10/31/20	5,000,000	5,021,645

		12,121,434

TOTAL SHORT-TERM INVESTMENTS (Cost $166,687,295)		166,687,295

TOTAL INVESTMENTS — 99.9% (Cost $166,687,295) (c)		166,687,295

Other Assets/(Liabilities) — 0.1%		175,202

NET ASSETS — 100.0%		$166,862,497

Abbreviation Legend

FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)

Maturity value of $15,000,025. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 2/15/37, and an aggregate market value, including accrued interest, of $15,300,000.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

53

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Assets:
Investments, at value (Note 2) (a)	$700,984,684	$669,864,145	$1,004,560,615	$-
Repurchase agreements, at value (Note 2) (b)	2,258,461	3,294,201	-	15,000,000
Other short-term investments, at value (Note 2) (c)	32,988,239	-	115,963,573	151,687,295

Total investments (d)	736,231,384	673,158,346	1,120,524,188	166,687,295

Cash	181,001	7,411	2,387,738	60,958
Receivables from:
Investments sold
Regular delivery	1,482,764	850,168	5,461,625	-
Fund shares sold	513,965	1,314,228	8,692,301	429,815
Collateral pledged for open swap agreements (Note 2)	-	-	60,000	-
Investment adviser (Note 3)	-	-	-	32,759
Interest and dividends	1,917,025	802,672	6,178,606	84,799
Interest tax reclaim receivable	662	-	-	-
Foreign taxes withheld	-	20,332	-	-

Total assets	740,326,801	676,153,157	1,143,304,458	167,295,626

Liabilities:
Payables for:
Investments purchased
Regular delivery	-	994,809	-	-
Delayed delivery	35,417,197	-	119,692,638	-
Collateral held for open purchased options (Note 2)	450,000	-	2,095,000	-
Dividends (Note 2)	-	-	-	17
Interest and dividends	525	-	-	-
Fund shares repurchased	192,615	104,388	100,451	282,386
Collateral held for securities on loan (Note 2) (e)	165,800	3,117,326	-	-
Trustees’ fees and expenses (Note 3)	128,139	159,519	157,706	32,995
Variation margin on open derivative instruments (Note 2)	73,529	-	293,765	-
Affiliates (Note 3):
Investment advisory fees	253,749	248,260	345,396	73,755
Service fees	94,081	49,142	154,845	-
Commitment and Contingent Liabilities (Note 9)	-	-	-	-
Accrued expense and other liabilities	97,017	107,683	127,693	43,976

Total liabilities	36,872,652	4,781,127	122,967,494	433,129

Net assets	$703,454,149	$671,372,030	$1,020,336,964	$166,862,497

Net assets consist of:
Paid-in capital	$525,716,150	$586,698,724	$983,420,502	$166,900,879
Accumulated Gain (Loss)	177,737,999	84,673,306	36,916,462	(38,382)

Net assets	$703,454,149	$671,372,030	$1,020,336,964	$166,862,497

(a) Cost of investments:	$561,861,131	$648,304,678	$997,080,826	$-
(b) Cost of repurchase agreements:	$2,258,461	$3,294,201	$-	$15,000,000
(c) Cost of other short-term investments:	$32,975,320	$-	$115,929,938	$151,687,295
(d) Securities on loan with market value of:	$1,138,862	$5,983,259	$-	$-
(e)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

54

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Initial Class shares:
Net assets	$542,234,973	$588,846,394	$763,199,432	$166,862,497

Shares outstanding (a)	23,990,270	24,877,816	59,002,337	166,863,690

Net asset value, offering price and redemption price per share	$22.60	$23.67	$12.94	$1.00

Service Class shares:
Net assets	$161,219,176	$82,525,636	$257,137,532	$-

Shares outstanding (a)	7,160,574	3,543,957	19,948,572	-

Net asset value, offering price and redemption price per share	$22.51	$23.29	$12.89	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

55

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Investment income (Note 2):
Dividends (a)	$5,126,238	$9,625,616	$468,019	$-
Interest (b)	4,531,951	7,698	20,298,725	819,558
Securities lending net income	10,082	8,423	13,841	-

Total investment income	9,668,271	9,641,737	20,780,585	819,558

Expenses (Note 3):
Investment advisory fees	1,422,929	1,442,332	2,013,549	442,455
Custody fees	51,615	62,711	55,564	16,631
Interest expense	11	-	-	-
Audit fees	19,750	19,368	20,458	16,610
Legal fees	8,377	10,492	13,484	1,753
Proxy fees	516	516	516	516
Shareholder reporting fees	41,355	45,878	60,713	8,479
Trustees’ fees	17,193	19,129	26,621	4,045

	1,561,746	1,600,426	2,190,905	490,489
Distribution and Service fees:
Service Class	191,313	104,002	318,639	-

Total expenses	1,753,059	1,704,428	2,509,544	490,489
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	-	-	-	(76,875)

Net expenses	1,753,059	1,704,428	2,509,544	413,614

Net investment income (loss)	7,915,212	7,937,309	18,271,041	405,944

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(2,902,140)	(34,761,873)	5,441,147	440
Futures contracts	3,292,791	-	15,788,565	-
Swap agreements	276,914	-	1,215,007	-
Foreign currency transactions	-	1,165	-	-

Net realized gain (loss)	667,565	(34,760,708)	22,444,719	440

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(20,447,060)	(102,061,739)	(17,625,875)	-
Futures contracts	237,495	-	1,201,148	-
Swap agreements	(33,113)	-	(142,201)	-
Translation of assets and liabilities in foreign currencies	-	56	-	-

Net change in unrealized appreciation (depreciation)	(20,242,678)	(102,061,683)	(16,566,928)	-

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(19,575,113)	(136,822,391)	5,877,791	440

Net increase (decrease) in net assets resulting from operations	$(11,659,901)	$(128,885,082)	$24,148,832	$406,384

(a) Net of foreign withholding tax of:	$-	$24,783	$-	$-
(b) Net of foreign withholding tax of:	$2,521	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

56

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57

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blend Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,915,212	$15,290,622
Net realized gain (loss)	667,565	34,015,197
Net change in unrealized appreciation (depreciation)	(20,242,678)	84,549,765

Net increase (decrease) in net assets resulting from operations	(11,659,901)	133,855,584

Distributions to shareholders (Note 2):
Initial Class	-	(40,979,710)
Service Class	-	(9,724,022)

Total distributions	-	(50,703,732)

Net fund share transactions (Note 5):
Initial Class	(23,449,408)	(18,577,665)
Service Class	1,865,972	26,512,166

Increase (decrease) in net assets from fund share transactions	(21,583,436)	7,934,501

Total increase (decrease) in net assets	(33,243,337)	91,086,353
Net assets
Beginning of period	736,697,486	645,611,133

End of period	$703,454,149	$736,697,486

The accompanying notes are an integral part of the financial statements.

58

MML Equity Fund		MML Managed Bond Fund		MML U.S. Government Money Market Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$7,937,309	$16,545,336	$18,271,041	$37,758,398	$405,944	$2,960,327
(34,760,708)	79,293,871	22,444,719	30,487,594	440	1,649
(102,061,683)	83,074,237	(16,566,928)	36,271,548	-	-

(128,885,082)	178,913,444	24,148,832	104,517,540	406,384	2,961,976

-	(50,723,440)	-	(31,524,049)	(405,972)	(2,960,404)
-	(6,619,264)	-	(8,931,167)	-	-

-	(57,342,704)	-	(40,455,216)	(405,972)	(2,960,404)

(26,691,434)	(12,725,542)	(101,934,096)	18,148,687	(8,037,135)	(4,204,843)
523,246	(100,034)	(13,707,062)	(3,868,313)	-	-

(26,168,188)	(12,825,576)	(115,641,158)	14,280,374	(8,037,135)	(4,204,843)

(155,053,270)	108,745,164	(91,492,326)	78,342,698	(8,036,723)	(4,203,271)

826,425,300	717,680,136	1,111,829,290	1,033,486,592	174,899,220	179,102,491

$671,372,030	$826,425,300	$1,020,336,964	$1,111,829,290	$166,862,497	$174,899,220

59

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$22.93	$0.26	$(0.59)	$(0.33)	$-	$-	$-	$22.60	(1.44%	)[b]	$542,235	0.46%	[a]	2.37%	[a]
12/31/19	20.35	0.49	3.71	4.20	(0.53)	(1.09)	(1.62)	22.93	21.38%		574,827	0.45%		2.24%
12/31/18	23.33	0.47	(1.39)	(0.92)	(0.48)	(1.58)	(2.06)	20.35	(4.34%	)	527,007	0.45%		2.12%
12/31/17	21.54	0.42	2.74	3.16	(0.47)	(0.90)	(1.37)	23.33	15.25%		607,368	0.45%		1.91%
12/31/16	22.22	0.43	1.48	1.91	(0.46)	(2.13)	(2.59)	21.54	9.42%		581,972	0.46%		2.03%
12/31/15	24.51	0.48	(0.45)	0.03	(0.50)	(1.82)	(2.32)	22.22	0.08%		586,082	0.45%		2.07%
Service Class
6/30/20[r]	$22.87	$0.23	$(0.59)	$(0.36)	$-	$-	$-	$22.51	(1.58%	)[b]	$161,219	0.71%	[a]	2.12%	[a]
12/31/19	20.29	0.43	3.71	4.14	(0.47)	(1.09)	(1.56)	22.87	21.08%		161,870	0.70%		1.99%
12/31/18	23.27	0.42	(1.40)	(0.98)	(0.42)	(1.58)	(2.00)	20.29	(4.58%	)	118,604	0.70%		1.89%
12/31/17	21.50	0.37	2.72	3.09	(0.42)	(0.90)	(1.32)	23.27	14.97%		88,119	0.70%		1.66%
12/31/16	22.18	0.37	1.48	1.85	(0.40)	(2.13)	(2.53)	21.50	9.15%		60,018	0.71%		1.78%
12/31/15	24.48	0.42	(0.46)	(0.04)	(0.44)	(1.82)	(2.26)	22.18	(0.17%	)	47,555	0.70%		1.83%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	58%	132%	86%	134%	175%	209%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

60

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$28.10	$0.28	$(4.71)	$(4.43)	$-	$-	$-	$23.67	(15.76%	)[b]	$588,846	0.46%	[a]	2.31%	[a]
12/31/19	24.16	0.57	5.42	5.99	(0.57)	(1.48)	(2.05)	28.10	25.92%		729,367	0.44%		2.14%
12/31/18	31.69	0.60	(3.06)	(2.46)	(0.57)	(4.50)	(5.07)	24.16	(9.99%	)	634,703	0.44%		2.00%
12/31/17	28.08	0.52	3.85	4.37	(0.55)	(0.21)	(0.76)	31.69	15.79%		774,278	0.43%		1.73%
12/31/16	27.08	0.58	2.69	3.27	(0.49)	(1.78)	(2.27)	28.08	12.59%		727,540	0.44%		2.15%
12/31/15	30.28	0.50	(1.67)	(1.17)	(0.64)	(1.39)	(2.03)	27.08	(3.43%	)	709,315	0.43%		1.69%
Service Class
6/30/20[r]	$27.68	$0.25	$(4.64)	$(4.39)	$-	$-	$-	$23.29	(15.86%	)[b]	$82,526	0.71%	[a]	2.06%	[a]
12/31/19	23.82	0.50	5.34	5.84	(0.50)	(1.48)	(1.98)	27.68	25.61%		97,058	0.69%		1.89%
12/31/18	31.31	0.52	(3.01)	(2.49)	(0.50)	(4.50)	(5.00)	23.82	(10.22%	)	82,977	0.69%		1.75%
12/31/17	27.77	0.44	3.80	4.24	(0.49)	(0.21)	(0.70)	31.31	15.50%		94,815	0.68%		1.49%
12/31/16	26.81	0.50	2.67	3.17	(0.43)	(1.78)	(2.21)	27.77	12.31%		82,045	0.69%		1.90%
12/31/15	30.01	0.42	(1.65)	(1.23)	(0.58)	(1.39)	(1.97)	26.81	(3.67%	)	69,098	0.68%		1.45%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	43%	113%	41%	70%	47%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

61

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$12.64	$0.23	$0.07	$0.30	$-	$-	$-	$12.94	2.36%	[b]	$763,199	0.43%	[a]	3.63%	[a]
12/31/19	11.93	0.43	0.74	1.17	(0.46)	-	(0.46)	12.64	9.85%		846,138	0.42%		3.43%
12/31/18	12.41	0.40	(0.46)	(0.06)	(0.42)	-	(0.42)	11.93	(0.44%	)	778,603	0.42%		3.34%
12/31/17	12.24	0.35	0.22	0.57	(0.40)	-	(0.40)	12.41	4.69%		953,592	0.40%		2.78%
12/31/16	12.31	0.33	0.02	0.35	(0.36)	(0.06)	(0.42)	12.24	2.75%		941,621	0.39%		2.61%
12/31/15	12.82	0.33	(0.43)	(0.10)	(0.36)	(0.05)	(0.41)	12.31	(0.75%	)	976,932	0.39%		2.59%
Service Class
6/30/20[r]	$12.61	$0.21	$0.07	$0.28	$-	$-	$-	$12.89	2.23%	[b]	$257,138	0.68%	[a]	3.41%	[a]
12/31/19	11.91	0.40	0.73	1.13	(0.43)	-	(0.43)	12.61	9.57%		265,691	0.67%		3.19%
12/31/18	12.39	0.37	(0.46)	(0.09)	(0.39)	-	(0.39)	11.91	(0.69%	)	254,883	0.67%		3.10%
12/31/17	12.22	0.31	0.23	0.54	(0.37)	-	(0.37)	12.39	4.43%		279,082	0.65%		2.53%
12/31/16	12.29	0.29	0.03	0.32	(0.33)	(0.06)	(0.39)	12.22	2.49%		260,735	0.64%		2.36%
12/31/15	12.80	0.30	(0.43)	(0.13)	(0.33)	(0.05)	(0.38)	12.29	(1.00%	)	245,418	0.64%		2.36%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	110%	260%	138%	237%	314%	358%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

62

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML U. S. Government Money Market Fund

		Income (loss) from investment operations						Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$1.00	$0.00	[d]	$0.00	[d]	$0.00	[d]	$(0.00)[d]	$-	$(0.00)[d]	$1.00	0.23%	[b]	$166,862	0.53%	[a]	0.45%	[a]	0.44%[a]
12/31/19	1.00	0.02		0.00	[d]	0.02		(0.02)	-	(0.02)	1.00	1.71%		174,899	0.54%		N/A		1.69%
12/31/18	1.00	0.01		0.00	[d]	0.01		(0.01)	-	(0.01)	1.00	1.32%		179,102	0.54%		N/A		1.35%
12/31/17	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.36%		149,271	0.54%		N/A		0.35%
12/31/16	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.11%		166,136	0.54%		0.40%		0.00%[e]
12/31/15	1.00	-		0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	167,900	0.52%		0.15%		-

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

63

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are four series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Equity Fund (“Equity Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an

64

Notes to Financial Statements (Unaudited) (Continued)

official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

65

Notes to Financial Statements (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

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Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2020. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2020, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blend Fund
Asset Investments
Common Stock	$454,116,939	$-	$-	$454,116,939
Preferred Stock	509,400	-	-	509,400
Corporate Debt	-	99,592,975	-	99,592,975
Municipal Obligations	-	1,788,290	-	1,788,290
Non-U.S. Government Agency Obligations	-	78,353,887	-	78,353,887
Sovereign Debt Obligations	-	1,857,712	-	1,857,712
U.S. Government Agency Obligations and Instrumentalities	-	60,753,827	-	60,753,827
U.S. Treasury Obligations	-	3,351,360	-	3,351,360
Purchased Options	-	402,932	-	402,932
Rights	91,562	-	-	91,562
Mutual Funds	165,800	-	-	165,800
Short-Term Investments	-	35,246,700	-	35,246,700

Total Investments	$454,883,701	$281,347,683	$-	$736,231,384

Asset Derivatives
Futures Contracts	$16,955	$-	$-	$16,955

Liability Derivatives
Futures Contracts	$(267,742)	$-	$-	$(267,742)
Swap Agreements	-	(24,778)	-	(24,778)

Total	$(267,742)	$(24,778)	$-	$(292,520)

Equity Fund
Asset Investments
Common Stock	$661,324,724	$-	$-	$661,324,724
Preferred Stock	1,671,671	-	-	1,671,671
Corporate Debt	-	198,502	-	198,502
Mutual Funds	6,669,248	-	-	6,669,248
Short-Term Investments	-	3,294,201	-	3,294,201

Total Investments	$669,665,643	$3,492,703	$-	$673,158,346

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Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Managed Bond Fund
Asset Investments
Preferred Stock	$2,419,650	$-	$-	$2,419,650
Corporate Debt	-	404,259,452	-	404,259,452
Municipal Obligations	-	4,618,153	-	4,618,153
Non-U.S. Government Agency Obligations	-	336,353,578	-	336,353,578
Sovereign Debt Obligations	-	7,447,426	-	7,447,426
U.S. Government Agency Obligations and Instrumentalities	-	227,811,963	-	227,811,963
U.S. Treasury Obligations	-	19,635,803	-	19,635,803
Purchased Options	-	2,014,590	-	2,014,590
Short-Term Investments	-	115,963,573	-	115,963,573

Total Investments	$2,419,650	$1,118,104,538	$-	$1,120,524,188

Asset Derivatives
Futures Contracts	$83,849	$-	$-	$83,849

Liability Derivatives
Futures Contracts	$(1,059,007)	$-	$-	$(1,059,007)
Swap Agreements	-	(106,252)	-	(106,252)

Total	$(1,059,007)	$(106,252)	$-	$(1,165,259)

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from collateral pledged for open swap agreements, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, collateral held for open purchased options, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2020.

The Funds had no Level 3 transfers during the period ended June 30, 2020.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

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Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2020, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Purchased Options*	$-	$402,932	$402,932
Futures Contracts^^	-	16,955	16,955

Total Value	$-	$419,887	$419,887

Liability Derivatives
Futures Contracts^^	$-	$(267,742)	$(267,742)
Swap Agreements^^,^^^	(24,778)	-	(24,778)

Total Value	$(24,778)	$(267,742)	$(292,520)

Realized Gain (Loss)#
Purchased Options	$-	$217,980	$217,980
Futures Contracts	-	3,292,791	3,292,791
Swap Agreements	276,914	-	276,914

Total Realized Gain (Loss)	$276,914	$3,510,771	$3,787,685

Change in Appreciation (Depreciation)##
Purchased Options	$-	$(33,261)	$(33,261)
Futures Contracts	-	237,495	237,495
Swap Agreements	(33,113)	-	(33,113)

Total Change in Appreciation (Depreciation)	$(33,113)	$204,234	$171,121

Managed Bond Fund
Asset Derivatives
Purchased Options*	$-	$2,014,590	$2,014,590
Futures Contracts^^	-	83,849	83,849

Total Value	$-	$2,098,439	$2,098,439

Liability Derivatives
Futures Contracts^^	$-	$(1,059,007)	$(1,059,007)
Swap Agreements^^,^^^	(106,252)	-	(106,252)

Total Value	$(106,252)	$(1,059,007)	$(1,165,259)

Realized Gain (Loss)#
Purchased Options	$-	$1,837,597	$1,837,597
Futures Contracts	-	15,788,565	15,788,565
Swap Agreements	1,215,007	-	1,215,007

Total Realized Gain (Loss)	$1,215,007	$17,626,162	$18,841,169

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Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Interest Rate Risk	Total
Managed Bond Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$-	$74,797	$74,797
Futures Contracts	-	1,201,148	1,201,148
Swap Agreements	(142,201)	-	(142,201)

Total Change in Appreciation (Depreciation)	$(142,201)	$1,275,945	$1,133,744

*	Statements of Assets and Liabilities location: Investments, at value.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement or similar agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, or swap agreements, as applicable.

For the period ended June 30, 2020, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Swap Agreements	Purchased Swaptions
Blend Fund	401	$4,166,667	$17,917,167
Managed Bond Fund	1,642	18,116,667	97,683,333

†

Amount(s) disclosed represent average number of contracts for futures contracts, or notional amounts for swap agreements and purchased swaptions, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2020.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2020. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

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Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2020.

Asset Valuation Inputs

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received**	Net Amount*
Blend Fund
Credit Suisse international	$402,932	$-	$(402,932)	$-

Managed Bond Fund
Barclays Bank PLC	$2,014,590	$-	$(2,014,590)	$-

*	Represents the net amount receivable from the counterparty in the event of default.
**	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2020, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

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Notes to Financial Statements (Unaudited) (Continued)

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Credit Default Swaps. A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a

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Notes to Financial Statements (Unaudited) (Continued)

central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a

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Notes to Financial Statements (Unaudited) (Continued)

put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

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Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

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Notes to Financial Statements (Unaudited) (Continued)

Securities Lending

Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2020, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2020, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

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Notes to Financial Statements (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million

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Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Blend Fund	0.13% (Equity Segment) 0.09% (Money Market and Bond Segments)
Managed Bond Fund	0.10%
U.S. Government Money Market Fund	0.05%

MML Advisers has entered into an investment subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”), pursuant to which T. Rowe Price serves as one of the subadvisers to the Equity Fund. This agreement provides that T. Rowe Price manage the investment and reinvestment of a portion of the assets of the Fund. T. Rowe Price receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the portion of the Fund that T. Rowe Price manages.

MML Advisers has entered into an investment subadvisory agreement with Brandywine Global Investment Management, LLC (“Brandywine Global”), pursuant to which Brandywine Global serves as one of the subadvisers to the Equity Fund. This agreement provides that Brandywine Global manage the investment and reinvestment of a portion of the assets of the Fund. Brandywine Global receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the portion of the Fund that Brandywine Global manages.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares, if available, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its advisory fees and, if necessary, reimburse some or all of the Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

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Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2020, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blend Fund	$276,581,501	$124,077,628	$288,887,692	$120,256,682
Equity Fund	-	297,584,092	-	317,742,590
Managed Bond Fund	1,011,228,449	118,457,087	1,078,638,789	126,007,596

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales
Equity Fund	$135,244	$-

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount
Blend Fund Initial Class
Sold	339,565	$7,459,896	528,012	$11,433,592
Issued as reinvestment of dividends	-	-	1,915,243	40,979,710
Redeemed	(1,416,039)	(30,909,304)	(3,276,700)	(70,990,967)

Net increase (decrease)	(1,076,474)	$(23,449,408)	(833,445)	$(18,577,665)

Blend Fund Service Class
Sold	469,430	$10,070,650	1,391,604	$30,119,588
Issued as reinvestment of dividends	-	-	455,839	9,724,022
Redeemed	(385,508)	(8,204,678)	(614,951)	(13,331,444)

Net increase (decrease)	83,922	$1,865,972	1,232,492	$26,512,166

Equity Fund Initial Class
Sold	330,304	$7,622,378	532,126	$14,313,375
Issued as reinvestment of dividends	-	-	2,049,701	50,723,440
Redeemed	(1,412,345)	(34,313,812)	(2,890,290)	(77,762,357)

Net increase (decrease)	(1,082,041)	$(26,691,434)	(308,463)	$(12,725,542)

Equity Fund Service Class
Sold	324,649	$7,202,098	292,000	$7,614,027
Issued as reinvestment of dividends	-	-	271,310	6,619,264
Redeemed	(287,685)	(6,678,852)	(539,324)	(14,333,325)

Net increase (decrease)	36,964	$523,246	23,986	$(100,034)

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Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount
Managed Bond Fund Initial Class
Sold	3,837,917	$48,419,967	14,936,199	$182,884,753
Issued as reinvestment of dividends	-	-	2,518,423	31,524,049
Redeemed	(11,798,562)	(150,354,063)	(15,732,148)	(196,260,115)

Net increase (decrease)	(7,960,645)	$(101,934,096)	1,722,474	$18,148,687

Managed Bond Fund Service Class
Sold	1,132,509	$14,341,162	2,178,139	$27,236,884
Issued as reinvestment of dividends	-	-	715,422	8,931,167
Redeemed	(2,257,847)	(28,048,224)	(3,220,012)	(40,036,364)

Net increase (decrease)	(1,125,338)	$(13,707,062)	(326,451)	$(3,868,313)

U.S. Government Money Market Fund Initial Class
Sold	169,113,483	$169,113,483	81,377,141	$81,377,141
Issued as reinvestment of dividends	405,972	405,972	2,960,388	2,960,388
Redeemed	(177,556,590)	(177,556,590)	(88,542,372)	(88,542,372)

Net increase (decrease)	(8,037,135)	$(8,037,135)	(4,204,843)	$(4,204,843)

6.	Federal Income Tax Information

At June 30, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$597,094,912	$156,306,339	$(17,169,867)	$139,136,472
Equity Fund	651,598,879	70,320,012	(48,760,545)	21,559,467
Managed Bond Fund	1,113,010,764	36,710,479	(29,197,055)	7,513,424

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2020, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2019, for federal income tax purposes, there were no unused capital losses.

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Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2019, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
Managed Bond Fund	$-	$13,478,561

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2019, was as follows:

	Ordinary Income	Long Term Capital Gain
Blend Fund	$19,958,295	$30,745,437
Equity Fund	16,300,088	41,042,616
Managed Bond Fund	40,455,216	-
U.S. Government Money Market Fund	2,960,404	-

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2019, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blend Fund	$1,509,615	$30,150,817	$(150,020)	$157,887,488
Equity Fund	16,540,185	80,151,111	(187,957)	117,055,049
Managed Bond Fund	1,569,529	(13,478,561)	(181,093)	24,857,755
U.S. Government Money Market Fund	-	-	(38,794)	-

The Funds did not have any unrecognized tax benefits at June 30, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2020, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

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Notes to Financial Statements (Unaudited) (Continued)

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amount sought to be recovered from the Blend Fund is approximately $207,400, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Fund cannot predict the outcome of these proceedings. Accordingly, the Fund has not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Fund, or if the Fund was to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a

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Notes to Financial Statements (Unaudited) (Continued)

material adverse effect on the Fund’s net asset value depending on the net assets of the applicable Fund at the time of such judgment or settlement.

10.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadvisers, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

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Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds, except for the U.S. Government Money Market Fund, file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have adopted a Liquidity Risk Management Program (the “Program”). The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 10, 2020, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting any of the Funds or their ability to timely meet redemptions without dilution to existing shareholders were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in May and June 2020, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blend Fund, Equity Fund, Managed Bond Fund, and U.S. Government Money Market Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor

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Other Information (Unaudited) (Continued)

(the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2019. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the total net expense ratios for the Blend Fund, Equity Fund, and Managed Bond Fund were within the top twenty percent of their peer groups. Of these Funds, all had net advisory fees below the medians of their peers.

The Committee determined on the basis of these factors that the Funds’ net advisory fees, and the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.

The Committee considered that the Blend Fund, Equity Fund, and Managed Bond Fund achieved one- and three-year investment performance above the medians of their performance categories, or in the top sixty percent of their performance categories.

As to the U.S. Government Money Market Fund, the Committee considered that the Fund’s net advisory fee (72nd comparative percentile) and total net expense ratio (63rd comparative percentile), and the Fund’s investment performance for the three-year period (73rd comparative percentile), were in the third comparative quartile in comparison with the Fund’s peer group and performance category, respectively. The Committee considered MML Advisers’ statement that, if the Fund’s net advisory fee were reduced by the portion of the fee attributable to administrative services (which include shareholder services), the net advisory fee would be within what MML Advisers considers an acceptable margin of the applicable peer group median. The Committee also considered MML Advisers statements that the Fund’s relatively conservative maturity profile in recent periods contributed to the Fund’s relative underperformance, and that money market fund expenses and performance have been affected over time by factors such as their sponsors’ willingness to reduce expenses and increase yields through fee waivers, particularly in periods of market turmoil, and that simple comparisons with peer net advisory fees are not necessarily of value in determining the reasonableness of a money market fund’s fees. The Committee noted that MML Advisers had recently implemented a fee waiver in order to maintain the Fund’s positive yield.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative

85

Other Information (Unaudited) (Continued)

and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Also at their meeting in June 2020, the Trustees, including the Independent Trustees, approved a new subadvisory agreement with Brandywine Global Investment Management, LLC (“Brandywine Global”) for the Equity Fund due to the expected change in control of Legg Mason, Inc. (“Legg Mason”), Brandywine Global’s parent company. The Trustees considered the representations made to them regarding the change in control of Legg Mason, the fact that the terms of the new subadvisory agreement would be substantially identical to the terms of the subadvisory agreement currently in place, and that there would be no change in the investment strategies or portfolio management team of the Equity Fund, or in the fees or expenses of the Fund. The Trustees considered the information provided by Brandywine Global that the change in control was not expected to have any material impact on Brandywine Global or the services it provides to the Equity Fund, including the personnel providing services to the Fund.

Prior to the vote being taken to approve the new subadvisory agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The new subadvisory agreement became effective on July 31, 2020.

86

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2020

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2020:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2020.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blend Fund
Initial Class	$1,000	0.46%	$985.60	$2.27	$1,022.60	$2.31
Service Class	1,000	0.71%	984.20	3.50	1,021.30	3.57
Equity Fund
Initial Class	1,000	0.46%	842.40	2.11	1,022.60	2.31
Service Class	1,000	0.71%	841.40	3.25	1,021.30	3.57
Managed Bond Fund
Initial Class	1,000	0.43%	1,023.60	2.16	1,022.70	2.16
Service Class	1,000	0.68%	1,022.30	3.42	1,021.50	3.42
U.S. Government Money Market Fund
Initial Class	1,000	0.45%	1,002.30	2.24	1,022.60	2.26

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2020, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

87

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-49854-00

MassMutual

Semiannual Report

MML Series Investment Fund II

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2020

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

June 30, 2020

Welcome to the MML Series Investment Fund II Semiannual Report, covering the six months ended June 30, 2020.

Market Highlights

•	During the period, U.S. stock prices ended down only 3%, despite being down nearly 20% in the first quarter of 2020.

•	The COVID-19 pandemic escalated quickly during the period, shuttering businesses, driving unemployment to record levels, curtailing economic activity and causing concerned investors to sell stocks in favor of safer investments.

•	Markets rebounded sharply in late March initially in response to emergency interest rate cuts by the Federal Reserve Board (the Fed) and unprecedented fiscal stimulus from Congress. Further market increases came later in the period due to falling COVID-19 case counts, progress on vaccine research and signs of increasing economic activity as the world transitioned back to work.

•	Developed-market foreign stocks and emerging market stocks also responded well to their own countries’ monetary and fiscal stimulus and progress in restarting economic activity, though trailed U.S. stock returns for the six-month period.

•	U.S. bonds ended the period up over 6%, benefiting from falling interest rates and investors seeking safer investments in light of projections for a global economic downturn.

Market Commentary

For the six months ended June 30, 2020, global stock investors experienced negative returns. U.S. stocks rose steadily through the middle of February, buoyed by low interest rates and expectations for strong economic growth and rising corporate earnings. With the onset of the COVID-19 pandemic, businesses shuttered, unemployment propelled to record levels, and economic activity curtailed causing U.S. stocks to fall sharply from the middle of February to late March. Markets rebounded sharply in late March initially in response to emergency interest rate cuts by the Fed and unprecedented fiscal stimulus from Congress. Further gains came later in the period due to falling COVID-19 case counts, progress on vaccine research and signs of increasing economic activity as the world transitioned back to work.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. Volatility resurfaced in the first quarter of 2020 with the S&P 500®* Index gaining or losing three percent of its value on 19 different days during the quarter. The Volatility Index (the VIX) achieved an all-time high of 82.69 on March 16th before receding in response to emergency interest rate cuts by the Fed, an unprecedented fiscal stimulus package from Congress and signs of increasing economic activity.

The end result was that the broad market S&P 500 delivered a loss of only 3.08% for the period. The technology-heavy NASDAQ Composite Index, which benefited considerably as companies shifted to a more technology heavy work from home model, gained 12.67%. Conversely, the more economically sensitive Dow Jones Industrial Average lost 8.43% for the period. Small-cap stocks also underperformed their larger peers while value stocks significantly underperformed their growth peers.

*

Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

The market sell-off and subsequent recovery affected sectors differently. The information technology and consumer discretionary sectors fared best as these sectors benefited from the shift to working from home and the increase in online shopping. The energy and financial services sectors experienced the biggest losses due to expectations of a sharp downturn in global economic growth and lower interest rates, respectively. West Texas Intermediate (WTI) crude oil prices ended the period at just $39.27 per barrel, down 36% during the period.

Developed international stock markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, falling 11.34% for the six-month period. Japanese stocks fared much better than European stocks as a result of Japan responding quickly and effectively to halt the spread of COVID-19 within its borders and following up with massive amounts of monetary and fiscal stimulus. Emerging-market stock markets, as measured by the MSCI Emerging Markets Index, fared only slightly better than the MSCI EAFE® Index, falling 9.78% for the period, buoyed by strong performance of Chinese stocks.

In these unprecedented times, the Fed asserted its influence on markets during the period through two emergency interest rate cuts in March. On March 3rd, the Fed slashed interest rates by half a percentage point, citing that the “coronavirus poses evolving risks to economic activity.” On March 15th, the Fed cut interest rates to nearly zero percent, saying it would maintain the low rates “until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals.” These were the first emergency interest rate cuts since 2008. Congress also played its part, delivering roughly $2.5 trillion in coronavirus response bills intended to keep businesses and individuals afloat during these challenging times.

Investors entered the period with expectations of stable economic growth and rising corporate earnings and ended the period mired in a global pandemic and global recession. Bond yields fell sharply during the period, with the 10-year U.S. Treasury bond reaching a low of 0.54% in early March and ending the period only slightly higher at 0.66%. Since falling yields generally drive bond prices up, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a positive return of 6.14%. High-yield corporate bonds did not fare as well, in light of concerns that defaults would rise. The Bloomberg Barclays U.S. Corporate High Yield Index, which tracks below investment-grade corporate bonds, ended the period down 3.80%, especially in the retail and energy sectors.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 100 Bright Meadow Blvd., Enfield, CT 06082. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual. The information provided is the opinion of MML Advisers as of 7/1/20 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MML Asset Momentum Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Asset Momentum Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing in asset classes the Fund’s subadviser considers to exhibit “bull market” characteristics. These “bull market” characteristics may include, for example, upward trending prices and relatively low volatility. The Fund expects that it will allocate its investments among the following asset classes: equity investments, debt investments, property investments, alternative investments, currency, and cash on deposit, excluding short term instruments. The Fund may invest in securities of issuers anywhere in the world, including emerging market countries. The Fund is nondiversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. The Fund’s subadviser is Barings LLC (Barings).

MML Asset Momentum Fund Portfolio Characteristics (% of Net Assets) on 6/30/20

Mutual Funds	52.3%
Common Stock	24.1%
U.S. Treasury Obligations	18.1%

Total Long-Term Investments	94.5%
Short-Term Investments and Other Assets and Liabilities	5.5%

Net Assets	100.0%

MML Dynamic Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Dynamic Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to maximize current income and total return by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds, which may include securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. The Fund may invest a portion of its net assets in inverse floaters and interest-only and principal-only securities, which may experience high volatility in response to changes in interest rates. The Fund may invest in other investment companies, including other open-end or closed-end investment companies, exchange-traded funds (ETFs), and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Fund’s subadviser and its affiliates. The Fund’s subadviser is DoubleLine Capital LP (DoubleLine).

MML Dynamic Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/20

U.S. Treasury Obligations	27.4%
Corporate Debt	25.2%
Non-U.S. Government Agency Obligations	22.4%
U.S. Government Agency Obligations and Instrumentalities	17.3%
Bank Loans	3.4%
Sovereign Debt Obligations	1.3%
Municipal Obligations	0.1%

Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%

Net Assets	100.0%

MML Equity Rotation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Rotation Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of large- and medium-capitalization U.S. companies. The Fund’s subadviser does not typically invest in companies with market capitalizations, at the time of purchase, of less than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Barings LLC (Barings).

MML Equity Rotation Fund Largest Holdings (% of Net Assets) on 6/30/20

Apple, Inc.	10.2%
Microsoft Corp.	7.9%
Alphabet, Inc. Class A	4.8%
Amazon.com, Inc.	4.5%
Visa, Inc. Class A	3.2%
Broadcom, Inc.	2.7%
Cummins, Inc.	2.5%
Citigroup, Inc.	2.3%
JP Morgan Chase & Co.	2.1%
Bristol-Myers Squibb Co.	1.9%

42.1%

MML Equity Rotation Fund Sector Table (% of Net Assets) on 6/30/20

Technology	34.8%
Financial	14.8%
Communications	13.8%
Consumer, Non-cyclical	13.1%
Consumer, Cyclical	9.7%
Industrial	8.1%
Basic Materials	2.0%
Energy	1.6%
Mutual Funds	0.4%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

MML High Yield Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser). The Fund’s subadviser is Barings LLC (Barings).

MML High Yield Fund Portfolio Characteristics (% of Net Assets) on 6/30/20

Corporate Debt	92.4%
Bank Loans	5.0%
Common Stock	0.1%
Warrants	0.0%

Total Long-Term Investments	97.5%
Other Assets and Liabilities	2.5%

Net Assets	100.0%

MML Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings).

MML Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 6/30/20

Non-U.S. Government Agency Obligations	50.4%
U.S. Treasury Obligations	21.7%
U.S. Government Agency Obligations and Instrumentalities	3.0%
Corporate Debt	1.1%
Purchased Options	0.4%
Municipal Obligations	0.3%

Total Long-Term Investments	76.9%
Short-Term Investments and Other Assets and Liabilities	23.1%

Net Assets	100.0%

MML Short-Duration Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MML Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/20

Non-U.S. Government Agency Obligations	49.4%
Corporate Debt	40.2%
U.S. Government Agency Obligations and Instrumentalities	1.9%
U.S. Treasury Obligations	0.7%
Municipal Obligations	0.2%
Purchased Options	0.0%

Total Long-Term Investments	92.4%
Short-Term Investments and Other Assets and Liabilities	7.6%

Net Assets	100.0%

MML Small Cap Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Equity Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MML Small Cap Equity Fund Largest Holdings (% of Net Assets) on 6/30/20

LHC Group, Inc.	2.8%
MKS Instruments, Inc.	2.2%
BJ’s Wholesale Club Holdings, Inc.	2.1%
ASGN, Inc.	2.1%
Zynga, Inc. Class A	2.1%
Emergent BioSolutions, Inc.	1.9%
Brooks Automation, Inc.	1.8%
Tandem Diabetes Care, Inc.	1.8%
WSFS Financial Corp.	1.7%
Rexnord Corp.	1.7%

20.2%

MML Small Cap Equity Fund Sector Table (% of Net Assets) on 6/30/20

Consumer, Non-cyclical	27.5%
Financial	19.4%
Industrial	16.1%
Technology	14.9%
Consumer, Cyclical	12.5%
Utilities	3.2%
Basic Materials	2.7%
Energy	1.8%
Communications	1.4%
Mutual Funds	0.7%

Total Long-Term Investments	100.2%
Short-Term Investments and Other Assets and Liabilities	(0.2)%

Net Assets	100.0%

MML Special Situations Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Special Situations Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of U.S. companies that are involved in “special situations.” A special situation might include, for example, a recently announced spin-off or divestiture, a change in dividend policy, involvement in a merger or acquisition transaction, a change in management, a significant change in ownership, or changes due to bankruptcy or insolvency process. The Fund may invest in companies of any market capitalization. The Fund will typically invest primarily in common stocks. When the Fund’s subadviser determines that there are an insufficient number of companies involved (or likely to be involved) in special situations, it may invest in any equity securities it considers to be consistent with the Fund’s objective of growth of capital over the long term. It may also invest in exchange-traded funds (ETFs) providing broad equity exposures or in derivatives, including swaps, futures contracts, and options, to gain broad exposures to equity markets. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. The Fund’s subadviser is Barings LLC (Barings).

MML Special Situations Fund Largest Holdings (% of Net Assets) on 6/30/20

Dow, Inc.	10.0%
Carrier Global Corp.	9.0%
Otis Worldwide Corp.	6.8%
Arcosa, Inc.	6.3%
Keysight Technologies, Inc.	6.3%
Lamb Weston Holdings, Inc.	5.7%
West Pharmaceutical Services, Inc.	4.5%
Brighthouse Financial, Inc.	3.9%
Fortive Corp.	3.5%
PayPal Holdings, Inc.	3.3%

59.3%

MML Special Situations Fund Sector Table (% of Net Assets) on 6/30/20

Industrial	37.5%
Basic Materials	22.9%
Consumer, Non-cyclical	16.0%
Consumer, Cyclical	13.3%
Financial	5.5%
Mutual Funds	3.2%
Technology	2.4%
Communications	2.2%

Total Long-Term Investments	103.0%
Short-Term Investments and Other Assets and Liabilities	(3.0)%

Net Assets	100.0%

MML Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and, at times, it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MML Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 6/30/20

Tencent Holdings Ltd.	7.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
Kering SA	5.5%
Alibaba Group Holding Ltd. Sponsored ADR	5.2%
AIA Group Ltd.	4.5%
Housing Development Finance Corp. Ltd.	3.9%
Yum China Holdings, Inc.	3.8%
Novatek PJSC Sponsored GDR Registered	3.5%
ZTO Express Cayman, Inc. ADR	3.3%
Kotak Mahindra Bank Ltd.	3.2%

47.0%

MML Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 6/30/20

Financial	26.6%
Consumer, Cyclical	18.9%
Communications	17.0%
Consumer, Non-cyclical	12.1%
Technology	9.2%
Industrial	5.8%
Energy	3.9%
Basic Materials	3.7%
Mutual Funds	0.1%

Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%

Net Assets	100.0%

MML Asset Momentum Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 24.1%

COMMON STOCK — 24.1%
Communications — 1.8%
Internet — 0.7%
Rightmove PLC	35,000	$236,535

Media — 0.6%
Fox Corp. Class A	8,000	214,560

Telecommunications — 0.5%
NTT DOCOMO, Inc.	5,600	149,388

		600,483

Consumer, Cyclical — 4.2%
Distribution & Wholesale — 4.2%
Pool Corp.	5,100	1,386,537

Consumer, Non-cyclical — 1.9%
Health Care – Products — 0.5%
Advanced Medical Solutions Group PLC	54,682	161,627

Health Care – Services — 0.8%
Fresenius SE & Co. KGaA	5,900	291,229

Household Products & Wares — 0.6%
Henkel AG & Co. KGaA	2,000	166,212
Portmeirion Group PLC	5,600	25,324

		191,536

		644,392

Energy — 1.1%
Oil & Gas — 1.1%
Marathon Petroleum Corp.	10,000	373,800

Financial — 6.0%
Diversified Financial Services — 6.0%
Mastercard, Inc. Class A	5,300	1,567,210
Visa, Inc. Class A	2,200	424,974

		1,992,184

Industrial — 4.5%
Building Materials — 0.2%
Breedon Group PLC (a)	88,437	85,596

Electronics — 2.8%
Halma PLC	17,600	501,573
Roper Technologies, Inc.	1,100	427,086

		928,659

Hand & Machine Tools — 0.5%
Schindler Holding AG	700	164,576

Machinery – Diversified — 1.0%
Keyence Corp.	800	334,018

		1,512,849

	Number of Shares	Value
Technology — 4.6%
Computers — 3.7%
Fortinet, Inc. (a)	8,800	$1,207,976

Software — 0.9%
EMIS Group PLC	11,800	158,104
Nexus AG	3,400	149,331

		307,435

		1,515,411

TOTAL COMMON STOCK (Cost $5,569,154)		8,025,656

TOTAL EQUITIES (Cost $5,569,154)		8,025,656

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Household Products & Wares — 0.0%
Portmeirion Group PLC (a) (b) (c)	273	-

TOTAL RIGHTS (Cost $0)		-

	Principal Amount
BONDS & NOTES — 18.1%

U.S. TREASURY OBLIGATIONS — 18.1%
U.S. Treasury Bonds & Notes — 18.1%
U.S. Treasury Note 1.250% 3/31/21 (d)	$6,000,000	6,048,539

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,966,406)		6,048,539

TOTAL BONDS & NOTES (Cost $5,966,406)		6,048,539

	Number of Shares
MUTUAL FUNDS — 52.3%
Diversified Financial Services — 52.3%
iShares MSCI Brazil Capped Index Fund (e)	36,000	1,035,360
iShares MSCI India ETF (e)	6,600	191,532
iShares MSCI Mexico ETF (e)	17,000	541,960
State Street Navigator Securities Lending Prime Portfolio (f)	7,453,974	7,453,974
Vanguard Short-Term Bond ETF (e)	57,000	4,737,840

The accompanying notes are an integral part of the financial statements.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vanguard Total Stock Market ETF (e)	22,200	$3,474,966

		17,435,632

TOTAL MUTUAL FUNDS (Cost $17,236,948)		17,435,632

TOTAL LONG-TERM INVESTMENTS (Cost $28,772,508)		31,509,827

	Principal Amount
SHORT-TERM INVESTMENTS — 28.1%
Repurchase Agreement — 28.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (g)	$9,388,202	9,388,202

TOTAL SHORT-TERM INVESTMENTS (Cost $9,388,202)		9,388,202

TOTAL INVESTMENTS — 122.6% (Cost $38,160,710) (h)		40,898,029

Other Assets/(Liabilities) — (22.6)%		(7,546,277)

NET ASSETS — 100.0%		$33,351,752

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(e)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $8,240,672 or 24.71% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $974,898 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $9,388,202. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $9,575,999.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Nasdaq 100 E Mini Index	9/18/20	32	$6,165,145	$329,095
S&P 500 E Mini Index	9/18/20	111	16,781,565	369,045

				$698,140

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.1%

BANK LOANS — 3.4%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. LIBOR + 3.500% 4.260% VRN 8/21/26	$9,925	$8,972
Terrier Media Buyer, Inc., Term Loan B, 1 mo. LIBOR + 4.250% 4.428% VRN 12/17/26	59,700	56,815

		65,787

Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan F, 1 mo. LIBOR + 2.250% 2.428% VRN 12/09/25	170,879	153,303

Airlines — 0.1%
American Airlines, Inc., 2017 Incremental Term Loan, 1 mo. LIBOR + 2.000% 2.185% VRN 12/14/23	204,853	162,973
Kestrel Bidco Inc., Term Loan B, 6 mo. LIBOR + 3.000% 4.000% VRN 12/11/26	69,588	55,612

		218,585

Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 3.678% VRN 4/30/26	39,700	37,715

Biotechnology — 0.0%
Aldevron LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.250 4.428% VRN 10/12/26	99,750	98,129

Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, 3 mo. LIBOR + 1.750% 2.058% VRN 6/01/24	275,765	263,529
GrafTech Finance, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.500% 4.500% VRN 2/12/25	43,077	41,857

		305,386

Commercial Services — 0.2%
AlixPartners LLP, 2017 Term Loan B, 1 mo. LIBOR + 2.500% 3.500% VRN 4/04/24	223,423	215,509
Allied Universal Holdco LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.250% 4.428% VRN 7/10/26	129,350	125,442
Prime Security Services Borrower LLC, 2019 Term Loan B1, 1 mo. LIBOR + 3.250%, 6 mo. LIBOR + 3.250%, 1 year LIBOR + 3.250%, 4.250% VRN 9/23/26	64,674	62,047

	Principal Amount	Value
Trans Union LLC, 2019 Term Loan B5, 1 mo. LIBOR + 1.750% 1.928% VRN 11/16/26	$191,260	$182,595

		585,593

Computers — 0.1%
Flexential Intermediate Corp., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.500% 3.808% VRN 8/01/24	29,847	23,765
Surf Holdings, LLC, USD Term Loan, 3 mo. LIBOR + 3.500% 3.827% VRN 3/05/27	130,000	124,336
Tempo Acquisition LLC, Term Loan, 1 mo. LIBOR + 2.750% 2.928% VRN 5/01/24	230,353	218,259

		366,360

Distribution & Wholesale — 0.1%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 1 mo. LIBOR + 7.500%, 3 mo. LIBOR + 7.500% 8.500% VRN 9/02/24	29,774	19,374
HD Supply, Inc., Term Loan B5, 1 mo. LIBOR + 1.750% 1.928% VRN 10/17/23	320,917	309,685

		329,059

Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 3.178% VRN 6/15/25	115,727	106,275
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 1 mo. LIBOR + 3.750% 4.750% VRN 4/09/27	110,000	106,700
RPI Intermediate Finance Trust, 2020 Term Loan B1, 1 mo. LIBOR + 1.750% 1.928% VRN 2/11/27	45,446	43,932

		256,907

Electric — 0.1%
Calpine Corp., Term Loan B9, 1 mo. LIBOR + 2.250% 2.430% VRN 4/05/26	313,091	301,438

Electronics — 0.1%
Compass Power Generation LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.500% 4.500% VRN 12/20/24	54,344	51,899
Tech Data Corp., ABL Term Loan, 0.000% 6/30/25 (a)	140,000	138,541
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 3.434% VRN 7/02/25	59,434	55,905

		246,345

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, 3 mo. LIBOR + 4.250% 5.290% VRN 6/21/24	$64,769	$59,102

Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000 3.180% VRN 3/29/25	201,922	191,826

Financial Services — 0.1%
Refinitiv US Holding, Inc., 2018 USD Term Loan, 1 mo. LIBOR + 3.250 3.428% VRN 10/01/25	263,662	257,268

Foods — 0.2%
Froneri International Ltd., 2020 USD Term Loan, 1 mo. LIBOR + 2.250% 2.428% VRN 1/29/27	240,000	225,151
Hearthside Food Solutions LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.687% 3.866% VRN 5/23/25	49,683	47,137
JBS USA LUX SA/JBS USA Finance, Inc., 2019 Term Loan B, 2 mo. LIBOR + 2.000% 3.072% VRN 5/01/26	254,356	242,381
United Natural Foods, Inc., Term Loan B, 1 mo. LIBOR + 4.250% 4.428% VRN 10/22/25	29,849	28,398

		543,067

Gas — 0.0%
Pacific Gas & Electric Company, 2020 Exit Term Loan B, 3 mo. LIBOR + 4.500% 5.500% VRN 6/23/25	75,000	73,594

Health Care – Products — 0.0%
Sotera Health Holdings, LLC, 2019 Term Loan, 1 mo. LIBOR + 4.500% 5.500% VRN 12/11/26	169,575	165,300

Health Care – Services — 0.2%
Air Methods Corp., 2017 Term Loan B, 3 mo. LIBOR + 3.500% 4.500% VRN 4/22/24	54,718	44,857
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 3.928% VRN 10/10/25	44,773	29,214
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.250% 3.438% VRN 7/02/25	199,091	192,372
Global Medical Response, Inc., 2018 Term Loan B1, 3 mo. LIBOR + 3.250% 4.250% VRN 4/28/22	59,694	57,299

	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 3.928% VRN 11/17/25	$110,000	$102,836
Select Medical Corporation, 2017 Term Loan B, 1 mo. LIBOR + 2.500% 2.680% VRN 3/06/25	115,000	109,011
Team Health Holdings, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 3.750% VRN 2/06/24	24,871	18,949

		554,538

Household Products — 0.0%
Diamond (BC) B.V., USD Term Loan, 3 mo. LIBOR + 3.000% 3.760% VRN 9/06/24	74,529	68,318
Kronos Acquisition Holdings, Inc., 2015 Term Loan B, 2 mo. LIBOR + 4.000% 5.000% VRN 5/15/23	50,000	47,507

		115,825

Insurance — 0.1%
Acrisure LLC, 2020 Term Loan B, 1 mo. LIBOR + 3.500 3.678% VRN 2/15/27	124,053	116,920
AssuredPartners, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.500% 3.678% VRN 2/12/27	243,069	231,959
Asurion LLC 2018 Term Loan B6, 0.000% VRN 11/03/23 (a)	104,723	101,145
2017 2nd Lien Term Loan, 1 mo. LIBOR + 6.500 6.678% VRN 8/04/25	50,000	49,625
Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.000% 4.178% VRN 9/03/26	34,650	33,177

		532,826

Internet — 0.1%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, 0.000% 2/15/24 (a)	244,162	234,599
ION Trading Technologies S.a.r.l., USD Incremental Term Loan B, 3 mo. LIBOR + 4.000% 5.072% VRN 11/21/24	19,846	18,995
Uber Technologies, Inc., 2018 Term Loan, 1 mo. LIBOR + 4.000% 5.000% VRN 4/04/25	114,366	109,454

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Web.com Group, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 3.940% VRN 10/10/25	$40,000	$37,733

		400,781

Investment Companies — 0.1%
RPI 2019 Intermediate Finance Trust, 2020 Term Loan B1, 1 mo. LIBOR + 1.750% 1.928% VRN 2/11/27	54,725	53,220
Solenis Holdings LLC, 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.000% 4.363% VRN 6/26/25	74,619	71,370
UFC Holdings LLC, 2019 Term Loan, 3 mo. LIBOR + 3.250% 4.250% VRN 4/29/26	198,262	189,010

		313,600

Leisure Time — 0.0%
Carnival Corporation, USD Term Loan B, 0.000% 6/30/25 (a)	80,000	77,000
ClubCorp Holdings, Inc., 2017 Term Loan B, 3 mo. LIBOR + 2.750% 3.058% VRN 9/18/24	34,821	29,385
Equinox Holdings, Inc., 2017 1st Lien Term Loan, 6 mo. LIBOR + 3.000% 4.072% VRN 3/08/24	44,201	33,900

		140,285

Lodging — 0.1%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 2.928% VRN 12/23/24	158,779	140,766
Caesars Resort Collection, LLC, 2020 Term Loan, 0.000% 6/19/25 (a)	60,000	56,288
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 1.935% VRN 6/22/26	65,000	61,251

		258,305

Machinery – Diversified — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, 3 mo. LIBOR + 3.000% 3.361% VRN 3/28/25	39,649	36,165
Vertical US Newco, Inc., USD Term Loan B, 4.250% 7/01/27	200,000	197,000

		233,165

Media — 0.2%
Cengage Learning, Inc., 2016 Term Loan B, 6 mo. LIBOR + 4.250% 5.250% VRN 6/07/23	74,496	59,746

	Principal Amount	Value
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. LIBOR + 2.500% 2.685% VRN 4/15/27	$203,719	$192,842
E.W. Scripps Co.(The), 2019 Term Loan B2, 1 mo. LIBOR + 2.500% 2.678% VRN 5/01/26	307,827	289,936
Getty Images, Inc., 2019 USD Term Loan B, 1 mo. LIBOR + 4.500% 4.688% VRN 2/19/26	34,449	30,488
Radiate Holdco, LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 3.750% VRN 2/01/24	99,487	94,761

		667,773

Oil & Gas Services — 0.0%
Illuminate Buyer, LLC, Term Loan, 0.000% 6/16/27 (a)	85,000	83,597

Packaging & Containers — 0.0%
Charter NEX US, Inc., Incremental Term Loan, 1 mo. LIBOR + 3.250 3.428% VRN 5/16/24	49,165	46,928
Flex Acquisition Co., Inc., 1st Lien Term Loan, 3 mo. LIBOR + 3.000 4.000% VRN 12/29/23	75,000	71,504
Klockner-Pentaplast of America, Inc., USD 2017 Term Loan B2, 3 mo. LIBOR + 4.250% 5.250% VRN 6/30/22	24,859	23,208

		141,640

Pharmaceuticals — 0.0%
Parexel International Corp., Term Loan B, 1 mo. LIBOR + 2.750% 2.928% VRN 9/27/24	100,000	94,563

Pipelines — 0.0%
Blackstone CQP Holdco LP, Term Loan B, 3 mo. LIBOR + 3.500% 3.806% VRN 9/30/24	79,598	76,016
Buckeye Partners LP, 2019 Term Loan B, 1 mo. LIBOR + 2.750 2.912% VRN 11/01/26	69,825	66,788

		142,804

Retail — 0.1%
Bass Pro Group, LLC, Term Loan B, 3 mo. LIBOR + 5.000% 6.072% VRN 9/25/24	59,846	57,431
IRB Holding Corp, 2020 Term Loan B, 1 mo. LIBOR + 2.750% 3.750% VRN 2/05/25	108,710	100,129
PetSmart, Inc., Consenting Term Loan, 3 mo. LIBOR + 4.000% 5.000% VRN 3/11/22	182,661	179,983

		337,543

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.7%
Almonde, Inc. USD 1st Lien Term Loan, 3 mo. LIBOR + 3.500%, 6 mo. LIBOR + 3.500% 4.500% VRN 6/13/24	$149,192	$130,069
USD 2nd Lien Term Loan, 6 mo. LIBOR + 7.250% 8.250% VRN 6/13/25	20,000	17,222
Ascend Learning LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.000 4.000% VRN 7/12/24	158,650	150,619
Castle US Holding Corp., USD Term Loan B, 3 mo. LIBOR + 3.750% 4.058% VRN 1/29/27	159,667	145,297
Cornerstone OnDemand, Inc. ., Term Loan B, 2 mo. LIBOR + 4.250% 5.348% VRN 4/22/27	90,000	88,482
Cvent, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 3.928% VRN 11/29/24	99,491	85,023
Dun & Bradstreet Corp. (The), Term Loan, 1 mo. LIBOR + 4.000% 4.184% VRN 2/06/26	154,613	150,361
Greeneden U.S. Holdings II, LLC, 2018 USD Term Loan B, 1 mo. LIBOR + 3.250% 3.428% VRN 12/01/23	153,399	147,345
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 4.000% VRN 7/01/24	158,687	153,852
Kronos, Inc., 2017 Term Loan B, 1 mo. LIBOR + 3.000 3.179% VRN 11/01/23	129,338	129,055
Mitchell International, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 3.428% VRN 11/29/24	149,237	138,884
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 3 mo. LIBOR + 3.500% 5.380% VRN 4/26/24	99,233	95,098
Solera LLC, USD Term Loan B, 1 mo. LIBOR + 2.750 2.928% VRN 3/03/23	198,961	191,659
Sophia, L.P., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 4.250% VRN 9/30/22	199,597	194,607
Tibco Software, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.750% 3.930% VRN 6/30/26	129,962	122,490
Ultimate Software Group, Inc. (The) 2020 Incremental Term Loan B, 0.000%5/04/26 (a)	105,000	103,573

	Principal Amount	Value
Term Loan B, 1 mo. LIBOR + 3.750% 3.928% VRN 5/04/26	$224,435	$217,064
VS Buyer, LLC, Term Loan B, 1 mo. LIBOR + 3.250% 3.428% VRN 2/28/27	129,675	124,812

		2,385,512

Telecommunications — 0.4%
Altice France S.A., 2018 Term Loan B13, 1 mo. LIBOR + 4.000% 4.185% VRN 8/14/26	99,747	95,703
Avaya, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.250% 4.435% VRN 12/15/24	70,000	64,435
CenturyLink, Inc., 2020 Term Loan B, 0.000% VRN 3/15/27 (a)	224,436	211,096
Intelsat Jackson Holdings S.A. 2020 DIP Term Loan, 0.000% 7/14/21 (b)	23,306	23,612
2017 Term Loan B3, PRIME + 4.750% 8.000% VRN 11/27/23	155,000	153,935
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.750% 1.928% VRN 3/01/27	250,000	235,982
MLN US HoldCo LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.500% 4.678% VRN 11/30/25	19,849	16,140
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 2.750% 2.921% VRN 9/18/26	196,160	186,178
T-Mobile USA, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.000% 3.178% VRN 4/01/27	85,000	84,816
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. LIBOR + 2.500% 2.685% VRN 1/31/28	100,000	95,275
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. LIBOR + 3.000% 3.178% VRN 3/09/27	229,425	217,247

		1,384,419

Transportation — 0.0%
Genesee & Wyoming, Inc., Term Loan, 3 mo. LIBOR + 2.000% 2.308% VRN 12/30/26	74,813	71,860

TOTAL BANK LOANS (Cost $12,645,271)		12,113,800

CORPORATE DEBT — 25.2%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 5.400% 10/01/48	300,000	330,719

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Aerospace & Defense — 0.3%
Bombardier, Inc. 6.000% 10/15/22 (c)	$90,000	$63,000
Lockheed Martin Corp. 4.700% 5/15/46	315,000	429,804
Northrop Grumman Corp. 5.150% 5/01/40	250,000	332,792
TransDigm, Inc. 5.500% 11/15/27	100,000	87,270
6.250% 3/15/26 (c)	150,000	149,628
6.375% 6/15/26	60,000	54,659
8.000% 12/15/25 (c)	15,000	15,765
Triumph Group, Inc. 7.750% 8/15/25	55,000	41,319

		1,174,237

Agriculture — 0.4%
Altria Group, Inc. 4.800% 2/14/29	475,000	554,581
BAT Capital Corp. 3.462% 9/06/29	695,000	739,438
Imperial Brands Finance PLC 3.500% 7/26/26 (c)	265,000	282,952

		1,576,971

Airlines — 0.1%
Latam Finance Ltd. 6.875% 4/11/24 (c) (d)	200,000	56,000
7.000% 3/01/26 (c) (d)	300,000	81,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500% 6/20/27 (c) (e)	140,000	140,350
Southwest Airlines Co. 4.750% 5/04/23	75,000	77,045

		354,395

Apparel — 0.1%
The William Carter Co. 5.500% 5/15/25 (c)	185,000	190,781

Auto Manufacturers — 0.5%
Ford Motor Co. 9.000% 4/22/25	65,000	70,343
Ford Motor Credit Co. LLC 5.750% 2/01/21	200,000	200,760
General Motors Co. 3 mo. USD LIBOR + .800% 1.274% FRN 8/07/20	110,000	109,974
General Motors Financial Co., Inc. 3 mo. USD LIBOR + .990% 2.363% FRN 1/05/23	575,000	554,213
Hyundai Capital America 2.650% 2/10/25 (c)	460,000	461,927

	Principal Amount	Value
Volkswagen Group of America Finance LLC 4.250% 11/13/23 (c)	$220,000	$240,748

		1,637,965

Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co. 6.250% 5/15/26 (c)	115,000	118,594

Banks — 4.0%
Banco de Credito del Peru 5 year CMT + 3.000% 3.125% VRN 7/01/30 (c) (e)	200,000	198,300
Banco de Credito del Peru/Panama 3 mo. USD LIBOR + 7.043% 6.125% VRN 4/24/27 (c)	150,000	159,000
Banco de Reservas de la Republica Dominicana 7.000% 2/01/23 (c)	200,000	201,002
Banco Macro SA 5 year USD Swap + 5.463% 6.750% VRN 11/04/26 (c)	200,000	162,130
Banco Mercantil del Norte SA/Grand Cayman 5 year CMT + 5.035% 6.875% VRN (c) (f)	200,000	190,000
10 year CMT + 5.353% 7.625% VRN (c) (f)	600,000	572,052
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% 4/17/25 (c)	200,000	218,880
Banco Santander SA 3 mo. USD LIBOR + 1.090% 1.450% FRN 2/23/23	400,000	394,739
Bancolombia SA 3.000% 1/29/25	200,000	195,752
Bank of America Corp. 3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	350,000	407,517
Bank of Montreal 5 year USD Swap + 1.432% 3.803% VRN 12/15/32	300,000	322,893
Bank of New Zealand 3.500% 2/20/24 (c)	530,000	574,954
The Bank of Nova Scotia 1.625% 5/01/23	217,000	222,123
Barclays PLC 3 mo. USD LIBOR + 1.380% 1.766% FRN 5/16/24	425,000	421,114
BBVA Bancomer SA 5 year CMT + 2.650% 5.125% VRN 1/18/33 (c)	300,000	279,207

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BDO Unibank, Inc. 2.950% 3/06/23 (c)	$300,000	$306,717
Citigroup, Inc. 3 mo. USD LIBOR + 1.100% 1.486% FRN 5/17/24	635,000	635,534
Commonwealth Bank of Australia 4.316% 1/10/48 (c)	505,000	594,715
Credicorp Ltd. 2.750% 6/17/25 (c)	200,000	199,030
Credit Agricole SA 3.750% 4/24/23 (c)	535,000	572,524
Credit Suisse Group AG 3 mo. USD LIBOR + 1.240% 1.558% FRN 6/12/24 (c)	430,000	432,135
DBS Group Holdings Ltd. 5 year USD Swap + 2.390% 3.600% VRN (c) (f)	600,000	601,500
Gilex Holding Sarl 8.500% 5/02/23 (c)	150,000	147,527
8.500% 5/02/23 (c)	150,000	147,527
Grupo Aval Ltd. 4.375% 2/04/30 (c)	200,000	190,250
HSBC Holdings PLC 3 mo. USD LIBOR + 1.380% 1.698% FRN 9/12/26	835,000	821,541
JP Morgan Chase & Co. SOFR + 2.040% 2.522% VRN 4/22/31	275,000	290,429
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	400,000	434,745
Macquarie Group Ltd. 3 mo. USD LIBOR + 1.023% 3.189% VRN 11/28/23 (c)	160,000	166,221
3 mo. USD LIBOR + 1.330% 4.150% VRN 3/27/24 (c)	280,000	300,579
Malayan Banking Bhd 5 year USD Swap + 2.542% 3.905% VRN 10/29/26 (c)	300,000	304,083
Mitsubishi UFJ Financial Group, Inc. 3 mo. USD LIBOR + .740% 1.084% FRN 3/02/23	410,000	408,298
Morgan Stanley 3 mo. USD LIBOR + 1.340% 3.591% VRN 7/22/28	230,000	258,630
Multibank, Inc. 4.375% 11/09/22 (c)	200,000	201,102
Sumitomo Mitsui Financial Group, Inc. 3 mo. USD LIBOR + .740% 1.875% FRN 1/17/23	715,000	712,570
The Bank of Nova Scotia 3.400% 2/11/24	100,000	108,408
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.170% 1.562% FRN 5/15/26	565,000	560,873

	Principal Amount	Value
Union Bank of the Philippines 3.369% 11/29/22 (c)	$400,000	$413,906
United Overseas Bank Ltd. 5 year USD Swap + 1.794% 3.875% VRN (c) (f)	300,000	302,904
Wells Fargo & Co. 3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	115,000	123,026
3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	245,000	265,653

		14,020,090

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	440,000	515,071
Constellation Brands, Inc. 2.875% 5/01/30	25,000	26,488
3.150% 8/01/29	135,000	144,758
Keurig Dr Pepper, Inc. 3.800% 5/01/50	55,000	62,148

		748,465

Building Materials — 0.2%
Builders FirstSource, Inc. 5.000% 3/01/30 (c)	80,000	75,200
6.750% 6/01/27 (c)	110,000	112,612
Carrier Global Corp. 3.377% 4/05/40 (c)	310,000	302,685
Griffon Corp. 5.750% 3/01/28 (c)	90,000	88,875
5.750% 3/01/28	80,000	79,000
Owens Corning 4.400% 1/30/48	175,000	182,185

		840,557

Chemicals — 0.6%
DuPont de Nemours, Inc. 5.419% 11/15/48	205,000	270,023
MEGlobal Canada ULC 5.000% 5/18/25 (c)	400,000	430,172
Nutrien Ltd. 4.200% 4/01/29	265,000	307,523
Syngenta Finance NV 5.676% 4/24/48 (c)	600,000	607,418
UPL Corp. Ltd. 3.250% 10/13/21 (c)	200,000	199,723
WR Grace & Co-Conn 4.875% 6/15/27 (c)	165,000	167,150

		1,982,009

Coal — 0.1%
Peabody Energy Corp. 6.000% 3/31/22 (c)	105,000	68,250

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (c)	$150,000	$126,780

		195,030

Commercial Services — 0.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (c)	90,000	94,500
9.750% 7/15/27 (c)	105,000	110,644
Garda World Security Corp. 8.750% 5/15/25 (c)	95,000	96,187
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 5.000% 6/15/28 (c)	50,000	51,188
MPH Acquisition Holdings LLC 7.125% 6/01/24 (c)	160,000	148,800
RELX Capital, Inc. 3.000% 5/22/30	30,000	32,334
United Rentals North America, Inc. 6.500% 12/15/26	75,000	78,750
Verscend Escrow Corp. 9.750% 8/15/26 (c)	237,000	254,621

		867,024

Computers — 0.2%
DXC Technology Co. 4.000% 4/15/23	65,000	68,219
4.125% 4/15/25	145,000	154,609
NetApp, Inc. 1.875% 6/22/25	130,000	131,852
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750% 6/01/25 (c)	190,000	192,375

		547,055

Distribution & Wholesale — 0.0%
Performance Food Group, Inc. 5.500% 10/15/27 (c)	115,000	110,975

Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.500% 1/15/25	450,000	422,666
Air Lease Corp. 3.750% 2/01/22	470,000	475,468
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (c)	390,000	315,013
Banco BTG Pactual SA 5 year CMT + 5.257% 7.750% VRN 2/15/29 (c)	400,000	404,004
BOC Aviation Ltd. 3 mo. USD LIBOR + 1.125% 1.409% FRN 9/26/23 (c)	565,000	547,197

	Principal Amount	Value
Capital One Financial Corp. 3 mo. USD LIBOR + .720% 1.480% FRN 1/30/23	$140,000	$137,494
Credito Real SAB de CV SOFOM ER 5 year CMT + 7.026% 9.125% VRN (c) (f)	200,000	170,600
Discover Financial Services 4.100% 2/09/27	570,000	623,004
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (c)	105,000	70,350
Interoceanica IV Finance Ltd. 0.000% 11/30/25 (c)	799,880	738,426
Mexarrend SAPI de CV 10.250% 7/24/24 (c)	200,000	167,752
Nationstar Mortgage Holdings, Inc. 8.125% 7/15/23 (c)	120,000	123,144
Navient Corp. 5.000% 3/15/27	60,000	50,400
NFP Corp. 6.875% 7/15/25 (c)	155,000	152,901
Operadora de Servicios Mega SA de CV Sofom ER 8.250% 2/11/25 (c)	200,000	185,150
SPARC EM SPC Panama Metro Line 2 SP 0.000% 12/05/22 (c)	190,236	183,216
Springleaf Finance Corp. 5.375% 11/15/29	55,000	51,425
6.625% 1/15/28	120,000	118,800
SURA Asset Management SA 4.875% 4/17/24 (c)	200,000	212,942
Synchrony Financial 3.950% 12/01/27	420,000	439,012
The Charles Schwab Corp. 3.550% 2/01/24	465,000	509,665
Unifin Financiera SAB de CV 5 year CMT + 6.308% 8.875% VRN (c) (f)	600,000	390,006

		6,488,635

Electric — 3.0%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It 7.950% 5/11/26 (c)	500,000	503,750
AES Argentina Generacion SA 7.750% 2/02/24 (c)	150,000	108,000
AES Gener SA 5 year CMT + 4.917% 6.350% VRN 10/07/79 (c)	200,000	199,750
5 year CMT + 4.917% 6.350% VRN 10/07/79 (c)	200,000	199,750
5 year USD Swap + 4.644% 7.125% VRN 3/26/79 (c)	400,000	413,612

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Electric Power Co., Inc. 2.950% 12/15/22	$313,000	$328,904
Arizona Public Service Co. 3.350% 5/15/50	130,000	136,949
Calpine Corp. 5.125% 3/15/28 (c)	100,000	98,000
Cometa Energia SA de CV 6.375% 4/24/35 (c)	190,000	197,790
DTE Energy Co. 3.800% 3/15/27	500,000	551,121
Duke Energy Corp. 3.750% 9/01/46	90,000	101,937
3.950% 8/15/47	240,000	280,185
Duke Energy Progress, Inc. 4.150% 12/01/44	315,000	384,475
Empresa Electrica Angamos SA 4.875% 5/25/29 (c)	156,500	163,229
Empresa Electrica Guacolda SA 4.560% 4/30/25 (c)	400,000	330,349
Entergy Corp. 2.800% 6/15/30	110,000	116,242
FirstEnergy Corp. 2.250% 9/01/30	60,000	60,330
Georgia Power Co. 2.200% 9/15/24	385,000	404,071
Korea East-West Power Co. Ltd. 1.750% 5/06/25 (c)	200,000	206,152
Korea Electric Power Corp. 1.125% 6/15/25 (c)	200,000	200,316
LLPL Capital Pte Ltd. 6.875% 2/04/39 (c)	288,390	315,066
Minejesa Capital BV 4.625% 8/10/30 (c)	400,000	406,000
Monongahela Power Co. 5.400% 12/15/43 (c)	145,000	202,475
NextEra Energy Capital Holdings, Inc. 2.250% 6/01/30	750,000	772,423
3.550% 5/01/27	195,000	221,043
Pampa Energia SA 9.125% 4/15/29 (c)	150,000	121,277
PG&E Corp. 5.000% 7/01/28	45,000	44,987
Pinnacle West Capital Corp. 1.300% 6/15/25	230,000	232,826
PSEG Power LLC 3.850% 6/01/23	340,000	367,614
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	1,086,151
Star Energy Geothermal Wayang Windu Ltd. 6.750% 4/24/33 (c)	272,100	283,064
Transelec SA 3.875% 1/12/29 (c)	250,000	262,187

	Principal Amount	Value
Xcel Energy, Inc. 3.300% 6/01/25	$1,000,000	$1,099,046

		10,399,071

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc. 4.750% 6/15/28 (c) (e)	110,000	107,907

Electronics — 0.1%
Arrow Electronics, Inc. 3.875% 1/12/28	290,000	303,910

Engineering & Construction — 0.3%
AECOM 5.125% 3/15/27	60,000	64,500
Aeropuerto Internacional de Tocumen SA 5.625% 5/18/36 (c)	200,000	214,500
Sydney Airport Finance Co. Pty Ltd. 3.375% 4/30/25 (c)	300,000	309,574
3.625% 4/28/26 (c)	300,000	314,528

		903,102

Entertainment — 0.3%
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250% 10/15/25 (c)	130,000	113,100
Colt Merger Sub, Inc. 6.250% 7/01/25 (c) (e)	105,000	104,344
Eldorado Resorts, Inc. 6.000% 4/01/25	125,000	130,750
Lions Gate Capital Holdings LLC 6.375% 2/01/24 (c)	160,000	156,000
Live Nation Entertainment, Inc. 6.500% 5/15/27 (c)	90,000	92,700
Scientific Games International, Inc. 7.250% 11/15/29 (c)	75,000	60,000
Six Flags Theme Parks, Inc. 7.000% 7/01/25 (c)	180,000	186,075
Twin River Worldwide Holdings, Inc. 6.750% 6/01/27 (c)	110,000	104,500

		947,469

Environmental Controls — 0.2%
GFL Environmental, Inc. 4.250% 6/01/25 (c)	80,000	80,700
5.125% 12/15/26 (c)	125,000	129,375
8.500% 5/01/27 (c)	51,000	55,462
Tervita Corp. 7.625% 12/01/21 (c)	105,000	82,425
Waste Management, Inc. 4.000% 7/15/39	355,000	365,187

		713,149

Food Services — 0.0%
Aramark Services, Inc. 6.375% 5/01/25 (c)	165,000	170,384

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 4.625% 1/15/27 (c)	$95,000	$95,000
B&G Foods, Inc. 5.250% 9/15/27	50,000	50,125
Campbell Soup Co. 2.375% 4/24/30	115,000	119,112
JBS USA LUX SA/JBS USA Finance, Inc. 5.750% 6/15/25 (c)	20,000	20,250
5.875% 7/15/24 (c)	30,000	30,413
6.750% 2/15/28 (c)	126,000	133,089
Kraft Heinz Foods Co. 3.950% 7/15/25	35,000	37,136
5.000% 7/15/35	40,000	44,011
5.200% 7/15/45	115,000	124,714
The Kroger Co. 3.400% 4/15/22	490,000	510,650
Mondelez International, Inc. 1.500% 5/04/25	130,000	132,605
2.125% 4/13/23	55,000	56,965
Pilgrim’s Pride Corp. 5.875% 9/30/27 (c)	85,000	85,017
Post Holdings, Inc. 4.625% 4/15/30 (c)	110,000	107,668
Smithfield Foods, Inc. 4.250% 2/01/27 (c)	415,000	423,769
Sysco Corp. 3.300% 2/15/50	280,000	263,688
US Foods, Inc. 6.250% 4/15/25 (c)	15,000	15,263

		2,249,475

Gas — 0.3%
The Brooklyn Union Gas Co. 4.487% 3/04/49 (c)	335,000	416,315
The East Ohio Gas Co. 3.000% 6/15/50 (c)	245,000	243,916
Grupo Energia Bogota SA ESP 4.875% 5/15/30 (c)	200,000	209,500
NiSource, Inc. 3.600% 5/01/30	110,000	125,995

		995,726

Health Care – Products — 0.0%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 7.250% 2/01/28 (c)	80,000	81,318

Health Care – Services — 0.4%
Anthem, Inc. 2.375% 1/15/25	215,000	228,189
HCA, Inc. 4.125% 6/15/29	215,000	237,164
5.375% 9/01/26	125,000	136,094

	Principal Amount	Value
Health Care Service Corp. 3.200% 6/01/50 (c)	$50,000	$50,875
LifePoint Health, Inc. 4.375% 2/15/27 (c)	90,000	85,050
6.750% 4/15/25 (c)	55,000	56,788
Molina Healthcare, Inc. 4.375% 6/15/28 (c)	25,000	24,969
Radiology Partners, Inc. 9.250% 2/01/28 (c)	95,000	89,538
Select Medical Corp. 6.250% 8/15/26 (c)	150,000	151,642
Tenet Healthcare Corp. 5.125% 11/01/27 (c)	155,000	152,938
West Street Merger Sub, Inc. 6.375% 9/01/25 (c)	80,000	77,400

		1,290,647

Home Builders — 0.0%
Mattamy Group Corp. 4.625% 3/01/30 (c)	120,000	115,200

Home Furnishing — 0.1%
Tempur Sealy International, Inc. 5.500% 6/15/26	238,000	240,380

Household Products & Wares — 0.0%
Kronos Acquisition Holdings, Inc. 9.000% 8/15/23 (c)	105,000	100,012

Insurance — 0.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750% 10/15/27 (c)	75,000	74,747
Athene Global Funding 3.000% 7/01/22 (c)	400,000	409,700
Equitable Holdings, Inc. 3.900% 4/20/23	385,000	412,103
GTCR AP Finance, Inc. 8.000% 5/15/27 (c)	95,000	97,790
Prudential Financial, Inc. 3.905% 12/07/47	185,000	210,348
Willis North America, Inc. 4.500% 9/15/28	360,000	419,675

		1,624,363

Internet — 0.4%
Baidu, Inc. 3.425% 4/07/30	200,000	216,785
Expedia, Inc. Co. 3.800% 2/15/28	275,000	263,403
JD.com, Inc. 3.375% 1/14/30	400,000	426,902
Tencent Holdings Ltd. 2.390% 6/03/30 (c)	300,000	299,629
Uber Technologies, Inc. 7.500% 9/15/27 (c)	90,000	90,225

		1,296,944

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.1%
CSN Islands XII Corp. 7.000% (c) (f)	$200,000	$149,000
CSN Resources SA 7.625% 4/17/26 (c)	200,000	173,500

		322,500

Leisure Time — 0.0%
Carnival Corp. 11.500% 4/01/23 (c)	30,000	32,550
Viking Cruises Ltd. 13.000% 5/15/25 (c)	30,000	31,650
5.875% 9/15/27 (c)	160,000	95,259

		159,459

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 5.375% 5/01/25 (c)	20,000	20,000
5.750% 5/01/28 (c)	20,000	20,200
MGM Resorts International 6.750% 5/01/25	170,000	168,314

		208,514

Machinery – Construction & Mining — 0.0%
BWX Technologies, Inc. 4.125% 6/30/28 (c)	50,000	49,875

Machinery – Diversified — 0.1%
John Deere Capital Corp. 3.450% 1/10/24	210,000	230,352

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.750% 3/01/30 (c)	105,000	107,435
Cengage Learning, Inc. 9.500% 6/15/24 (c)	75,000	52,500
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	325,000	372,477
Comcast Corp. 3.400% 4/01/30	195,000	222,691
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	65,000	47,044
DISH DBS Corp. 5.875% 11/15/24	40,000	39,800
Gray Escrow, Inc. 7.000% 5/15/27 (c)	145,000	148,625
iHeartCommunications, Inc. 8.375% 5/01/27	25,000	22,909
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (c)	65,000	64,516
Scripps Escrow, Inc. 5.875% 7/15/27 (c)	80,000	75,800

	Principal Amount	Value
Sirius XM Radio, Inc. 4.125% 7/01/30 (c)	$140,000	$138,455
VTR Finance NV 6.375% 7/15/28 (c) (e)	200,000	205,254

		1,497,506

Mining — 0.4%
Anglo American Capital PLC 4.500% 3/15/28 (c)	385,000	422,266
Arconic Corp. 6.125% 2/15/28 (c)	110,000	109,972
Corp. Nacional del Cobre de Chile 3.750% 1/15/31 (c)	200,000	217,976
Nexa Resources SA 5.375% 5/04/27 (c)	200,000	193,476
Novelis Corp. 4.750% 1/30/30 (c)	50,000	47,750
Vedanta Resources Finance II PLC 9.250% 4/23/26 (c)	200,000	143,000
Vedanta Resources Ltd. 6.125% 8/09/24 (c)	600,000	412,273

		1,546,713

Miscellaneous – Manufacturing — 0.1%
Gates Global LLC / Gates Corp. 6.250% 1/15/26 (c)	65,000	63,862
General Electric Co. 5.875% 1/14/38	225,000	253,955

		317,817

Oil & Gas — 1.9%
Apache Corp. 4.375% 10/15/28	60,000	52,984
Canacol Energy Ltd. 7.250% 5/03/25 (c)	200,000	202,002
7.250% 5/03/25 (c)	400,000	404,004
CNOOC Finance 2015 USA LLC 3.750% 5/02/23	570,000	606,292
Cosan Overseas Ltd. 8.250% (c) (f)	500,000	500,630
Delek & Avner Tamar Bond Ltd. 5.082% 12/30/23 (c)	100,000	99,682
5.412% 12/30/25 (c)	100,000	98,206
Diamondback Energy, Inc. 2.875% 12/01/24	59,000	59,034
EOG Resources, Inc. 4.375% 4/15/30	70,000	83,513
EQT Corp. 6.125% STEP 2/01/25	60,000	59,791
Exxon Mobil Corp. 2.610% 10/15/30	165,000	176,639
4.227% 3/19/40	100,000	120,106
Geopark Ltd. 6.500% 9/21/24 (c)	600,000	551,640

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gran Tierra Energy International Holdings Ltd. 6.250% 2/15/25 (c)	$400,000	$176,000
Gulfport Energy Corp. 6.375% 5/15/25	105,000	52,375
Hilcorp Energy I LP / Hilcorp Finance Co. 6.250% 11/01/28 (c)	100,000	80,250
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375% 6/01/28 (c)	400,000	388,000
Indigo Natural Resources LLC 6.875% 2/15/26 (c)	50,000	46,500
Marathon Petroleum Corp. 5.125% 12/15/26	360,000	414,230
Medco Bell Pte Ltd. 6.375% 1/30/27 (c)	200,000	170,129
MEG Energy Corp. 7.000% 3/31/24 (c)	30,000	25,725
7.125% 2/01/27 (c)	155,000	128,844
Oasis Petroleum, Inc. 6.875% 3/15/22	100,000	16,500
Occidental Petroleum Corp. 3.500% 8/15/29	65,000	47,554
4.100% 2/01/21	85,000	85,340
8.000% 7/15/25 (e)	50,000	50,188
ONGC Videsh Vankorneft Pte Ltd. 3.750% 7/27/26 (c)	300,000	308,413
Parkland Corp. 5.875% 7/15/27 (c)	115,000	119,312
Petrobras Global Finance BV 7.250% 3/17/44	100,000	108,500
Petronas Capital Ltd. 3.500% 4/21/30 (c)	200,000	222,234
PTTEP Treasury Center Co. Ltd. 2.587% 6/10/27 (c)	200,000	204,447
QEP Resources, Inc. 5.625% 3/01/26	165,000	104,775
Sinopec Group Overseas Development 2018 Ltd. 2.700% 5/13/30 (c)	350,000	359,793
Sunoco LP / Sunoco Finance Corp. 5.500% 2/15/26	130,000	126,100
6.000% 4/15/27	90,000	89,100
Transocean Poseidon Ltd. 6.875% 2/01/27 (c)	150,000	127,500
Transocean, Inc. 8.000% 2/01/27 (c)	80,000	44,150
WPX Energy, Inc. 4.500% 1/15/30	65,000	57,200
5.875% 6/15/28	60,000	57,657

		6,625,339

	Principal Amount	Value
Oil & Gas Services — 0.1%
Halliburton Co. 2.920% 3/01/30	$260,000	$246,610
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 9/01/27	185,000	177,600

		424,210

Packaging & Containers — 0.3%
CCL Industries, Inc. 3.050% 6/01/30 (c)	165,000	168,415
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)	90,000	86,850
Packaging Corp. of America 3.400% 12/15/27	215,000	236,842
Silgan Holdings, Inc. 4.125% 2/01/28 (c)	110,000	109,038
WRKCo, Inc. 3.750% 3/15/25	420,000	464,290

		1,065,435

Pharmaceuticals — 1.0%
AbbVie, Inc. 4.700% 5/14/45	260,000	326,821
Bausch Health Cos., Inc. 6.250% 2/15/29 (c)	170,000	170,850
Becton Dickinson and Co. 2.894% 6/06/22	610,000	631,702
Bristol-Myers Squibb Co. 4.350% 11/15/47 (c)	355,000	468,800
Cigna Corp. 3 mo. USD LIBOR + .890% 2.109% FRN 7/15/23	205,000	206,005
4.900% 12/15/48	155,000	204,308
CVS Health Corp. 5.050% 3/25/48	180,000	235,781
Eli Lilly and Co. 2.250% 5/15/50	488,000	467,973
Merck & Co., Inc. 3.400% 3/07/29	385,000	444,228
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	380,000	402,733
Upjohn, Inc. 1.650% 6/22/25 (c)	135,000	137,650

		3,696,851

Pipelines — 1.1%
AI Candelaria Spain SLU 7.500% 12/15/28 (c)	250,000	252,500
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750% 3/01/27 (c)	54,000	42,660
Cheniere Energy Partners LP 5.250% 10/01/25	30,000	29,901
5.625% 10/01/26	95,000	94,525

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enable Midstream Partners LP 4.400% 3/15/27	$170,000	$158,355
Energy Transfer Operating LP 4.750% 1/15/26	470,000	510,259
EQM Midstream Partners LP 6.500% 7/01/27 (c)	120,000	122,906
Fermaca Enterprises S de RL de CV 6.375% 3/30/38 (c)	215,442	227,830
GNL Quintero SA 4.634% 7/31/29 (c)	250,000	267,850
Hess Midstream Operations LP 5.125% 6/15/28 (c)	125,000	120,303
Kinder Morgan Energy Partners LP 6.950% 1/15/38	300,000	402,048
ONEOK, Inc. 3.400% 9/01/29	140,000	136,177
Peru LNG SRL 5.375% 3/22/30 (c)	250,000	196,563
Sabine Pass Liquefaction LLC 5.000% 3/15/27	220,000	246,156
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	750,000	787,774
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.500% 3/01/30 (c)	100,000	96,562
Western Midstream Operating LP 3.100% STEP 2/01/25	75,000	71,063

		3,763,432

Real Estate — 0.1%
Radiant Access Ltd. 4.600% (c) (f)	200,000	198,300
Realogy Group LLC / Realogy Co-Issuer Corp. 7.625% 6/15/25 (c)	35,000	35,007

		233,307

Real Estate Investment Trusts (REITS) — 1.2%
Alexandria Real Estate Equities, Inc. 4.000% 1/15/24	320,000	353,666
American Tower Corp. 3.600% 1/15/28	470,000	524,373
Boston Properties LP 3.400% 6/21/29	435,000	479,760
Crown Castle International Corp. 3.650% 9/01/27	460,000	514,063
3.700% 6/15/26	700,000	783,253
4.000% 3/01/27	225,000	255,732
Equinix, Inc. 1.800% 7/15/27	75,000	74,960
ESH Hospitality, Inc. 5.250% 5/01/25 (c)	105,000	100,800
MPT Operating Partnership LP/MPT Finance Corp. 5.250% 8/01/26	60,000	62,250

	Principal Amount	Value
National Retail Properties, Inc. 2.500% 4/15/30	$115,000	$109,829
Public Storage 3.385% 5/01/29	305,000	352,294
Simon Property Group LP 2.450% 9/13/29	25,000	24,712
VICI Properties LP / VICI Note Co., Inc. 3.750% 2/15/27 (c)	15,000	14,100
4.125% 8/15/30 (c)	60,000	57,225
Welltower, Inc. 3.950% 9/01/23	385,000	414,698

		4,121,715

Retail — 0.8%
Asbury Automotive Group, Inc. 4.500% 3/01/28 (c)	16,000	15,520
4.750% 3/01/30 (c)	16,000	15,600
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (c)	160,000	142,800
Carvana Co. 8.875% 10/01/23 (c)	40,000	40,113
CK Hutchison International 20 Ltd. 2.500% 5/08/30 (c)	200,000	203,950
Costco Wholesale Corp. 1.750% 4/20/32	75,000	75,995
Dollar Tree, Inc. 4.000% 5/15/25	375,000	422,262
Golden Nugget, Inc. 6.750% 10/15/24 (c)	175,000	125,781
The Home Depot, Inc. 3.900% 6/15/47	220,000	267,445
IRB Holding Corp. 6.750% 2/15/26 (c)	120,000	114,600
7.000% 6/15/25 (c)	60,000	61,842
McDonald’s Corp. 3.600% 7/01/30	100,000	115,044
4.450% 3/01/47	235,000	285,960
Nordstrom, Inc. 8.750% 5/15/25 (c)	20,000	21,523
PetSmart, Inc. 5.875% 6/01/25 (c)	39,000	39,073
7.125% 3/15/23 (c)	115,000	113,376
Staples, Inc. 7.500% 4/15/26 (c)	115,000	90,361
Target Corp. 3.375% 4/15/29	405,000	467,621
Yum! Brands, Inc. 7.750% 4/01/25 (c)	35,000	37,756

		2,656,622

Semiconductors — 0.4%
Broadcom, Inc. 3.150% 11/15/25 (c)	140,000	149,005

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lam Research Corp. 2.875% 6/15/50	$185,000	$190,586
Marvell Technology Group Ltd. 4.200% 6/22/23	385,000	413,703
Micron Technology, Inc. 2.497% 4/24/23	190,000	197,460
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.875% 6/18/26 (c)	190,000	212,611
Texas Instruments, Inc. 1.750% 5/04/30	105,000	106,555
Xilinx, Inc. 2.375% 6/01/30	220,000	226,481

		1,496,401

Software — 0.1%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho 10.000% 11/30/24 (c)	155,000	161,200
Oracle Corp. 3.850% 4/01/60	265,000	310,175

		471,375

Telecommunications — 1.0%
AT&T, Inc. 5.250% 3/01/37	600,000	741,870
CenturyLink, Inc. 4.000% 2/15/27 (c)	85,000	82,556
5.125% 12/15/26 (c)	105,000	104,738
Corning, Inc. 4.375% 11/15/57	180,000	206,854
Digicel Group 0.5 Ltd. 7.000% (c) (e) (f)	76,581	6,509
8.000% 4/01/25 (e)	51,223	14,086
Front Range BidCo, Inc. 4.000% 3/01/27 (c)	90,000	85,641
6.125% 3/01/28 (c)	50,000	48,625
Frontier Communications Corp. 8.000% 4/01/27 (c) (d)	105,000	106,485
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc. 9.875% 5/01/24 (c)	75,000	63,750
GTT Communications, Inc. 7.875% 12/31/24 (c)	50,000	26,250
Intelsat Jackson Holdings SA 8.500% 10/15/24 (c) (d)	85,000	51,106
Level 3 Financing, Inc. 4.250% 7/01/28 (c)	165,000	164,810
Network i2i Ltd. 5 year CMT + 4.277% 5.650% VRN (c) (f)	200,000	193,600
Ooredoo International Finance Ltd. 3.250% 2/21/23 (c)	400,000	416,016

	Principal Amount	Value
T-Mobile USA, Inc. 1.500% 2/15/26 (c)	$50,000	$49,997
2.550% 2/15/31 (c)	500,000	501,760
3.500% 4/15/25 (c)	90,000	97,955
Telesat Canada/telesat L 6.500% 10/15/27 (c)	40,000	39,213
Verizon Communications, Inc. 4.400% 11/01/34	485,000	603,882

		3,605,703

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 3.500% 9/15/27	415,000	431,006

Transportation — 0.7%
Burlington Northern Santa Fe LLC 3.050% 2/15/51	215,000	234,007
CSX Corp. 3.800% 11/01/46	400,000	465,992
Empresa de Transporte de Pasajeros Metro SA 5.000% 1/25/47 (c)	750,000	874,808
FedEx Corp. 4.750% 11/15/45	255,000	281,164
Fideicomiso PA Pacifico Tres 8.250% 1/15/35 (c)	200,000	224,400
JSL Europe SA 7.750% 7/26/24 (c)	200,000	197,600
PSA Treasury Pte Ltd. 2.125% 9/05/29 (c)	200,000	206,436

		2,484,407

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200% 4/01/27 (c)	225,000	242,794

Water — 0.1%
Essential Utilities, Inc. 2.704% 4/15/30	220,000	230,019

TOTAL CORPORATE DEBT (Cost $86,405,517)		88,603,911

MUNICIPAL OBLIGATIONS — 0.1%
Missouri Highway & Transportation Commission, Revenue Bonds 5.063% 5/01/24	135,000	152,983
State of California BAB, General Obligation 7.550% 4/01/39	190,000	338,331

		491,314

TOTAL MUNICIPAL OBLIGATIONS (Cost $428,519)		491,314

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.4%
Commercial MBS — 5.7%
BANK, Series 2018-BN10, Class C, 4.163% VRN 2/15/61 (g)	$310,000	$301,142
BFLD 2019-DPLO, Series 2019-DPLO, Class E, 1 mo. USD LIBOR + 2.240% 2.425% FRN 10/15/34 (c)	491,000	423,390
BX Trust, Series 2019-MMP, Class F, 1 mo. USD LIBOR + 2.792% 2.977% FRN 8/15/36 (c)	310,000	287,551
BX Trust 2019-OC11, Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (c) (g)	391,000	347,073
BXMT Ltd., Series 2020-FL2, Class A, 1 mo. USD LIBOR + .900% 1.094% FRN 2/16/37 (c)	312,000	303,723
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, 1.170% VRN 1/10/48 (g)	5,607,100	256,224
CHT Mortgage Trust Series 2017-CSMO, Class B, 1 mo. USD LIBOR + 1.400% 1.585% FRN 11/15/36 (c)	298,000	278,649
Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.000% 3.185% FRN 11/15/36 (c)	378,000	340,235
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.741% 3.926% FRN 11/15/36 (c)	668,000	597,940
Citigroup Commercial Mortgage Trust Series 2015-GC35, Class XA, 0.994% VRN 11/10/48 (g)	5,187,204	146,655
Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	201,000	111,488
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (g)	340,000	357,272
Series 2015-GC31, Class C, 4.191% VRN 6/10/48 (g)	700,000	676,663
COMM Mortgage Trust Series 2012-CR4, Class D, 4.745% VRN 10/15/45 (c) (g)	738,000	237,587
Series 2015-LC23, Class C, 4.800% VRN 10/10/48 (g)	470,000	464,625
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class C, 4.801% VRN 2/10/49 (g)	465,000	425,960
CSAIL Commercial Mortgage Trust Series 2015-C1, Class XA, 0.977% VRN 4/15/50 (g)	8,317,088	$259,575
Series 2020-C19, Class XA, 1.245% VRN 3/15/53 (g)	3,782,518	319,544
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	338,484

	Principal Amount	Value
Series 2016-C6, Class B, 3.924% VRN 1/15/49 (g)	$298,000	$306,436
Series 2015-C4, Class C, 4.732% VRN 11/15/48 (g)	427,000	411,451
Series 2018-C14, Class C, 5.055% VRN 11/15/51 (g)	405,000	405,209
DBGS Mortgage Trust, Series 2018-5BP, Class F, 1 mo. USD LIBOR + 2.450% 2.635% FRN 6/15/33 (c)	550,000	463,242
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class E, 4.095% VRN 12/10/36 (c) (g)	262,000	227,967
Series 2019-FBLU, Class G, 4.095% VRN 12/10/36 (c) (g)	262,000	189,094
FREMF Mortgage Trust, Series 2019-K102, Class B, 3.652% VRN 12/25/51 (c) (g)	298,000	321,051
GS Mortgage Securities Corp. Trust Series 2018-RIVR, Class C, 1 mo. USD LIBOR + 1.250% 1.435% FRN 7/15/35 (c)	329,000	297,358
Series 2019-SOHO, Class E, 1 mo. USD LIBOR + 1.875% 2.059% FRN 6/15/36 (c)	318,000	296,944
GS Mortgage Securities Trust Series 2015-GS1, Class XA, 0.921% VRN 11/10/48 (g)	7,908,133	278,649
Series 2013-GC10, Class XA, 1.642% VRN 2/10/46 (g)	4,465,403	139,194
Series 2014-GC26, Class D, 4.662% VRN 11/10/47 (c) (g)	1,258,000	787,965
GSCG Trust, Series 2019-600C, Class E, 4.118% VRN 9/06/34 (c) (g)	497,000	456,880
HPLY Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150% 3.335% FRN 11/15/36 (c)	412,255	338,991
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class XA, 1.232% VRN 1/15/49 (g)	5,180,023	163,794
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	173,963
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA, 0.655% VRN 7/15/48 (g)	9,502,310	201,220
Series 2015-C29, Class XA, 0.836% VRN 5/15/48 (g)	8,361,937	209,329
Series 2014-C25, Class XA, 0.999% VRN 11/15/47 (g)	4,306,719	129,343
Series 2015-C28, Class XA, 1.112% VRN 10/15/48 (g)	6,778,518	239,410

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-C27, Class D, 3.945% VRN 2/15/48 (c) (g)	$704,000	$506,681
Series 2015-C29, Class C, 4.352% VRN 5/15/48 (g)	325,000	304,067
Series 2015-C33, Class C, 4.765% VRN 12/15/48 (g)	527,000	501,521
Series 2015-C32, Class C, 4.804% VRN 11/15/48 (g)	87,000	76,657
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.727% VRN 5/13/53 (g)	327,000	324,839
MF1 Ltd., Series 2020-FL3, Class AS, 1 mo. USD LIBOR + 2.850% 3.035% FRN 7/15/35 (c)	318,000	319,510
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class D, 3.237% VRN 12/15/47 (c) (g)	504,000	297,642
Series 2015-C23, Class C, 4.289% VRN 7/15/50 (g)	650,000	599,470
Series 2015-C27, Class C, 4.676% VRN 12/15/47 (g)	351,000	310,283
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 1.031% VRN 12/15/48 (g)	6,278,870	247,802
MSCG Trust Series 2018-SELF, Class F, 1 mo. USD LIBOR + 3.050% 3.235% FRN 10/15/37 (c)	413,000	379,751
Series 2016-SNR, Class C, 5.205% 11/15/34 (c)	458,150	455,255
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.200% 2.384% FRN 6/15/35 (c)	368,000	332,970
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, 2.130% VRN 10/10/48 (g)	3,835,527	272,236
UBS Commercial Mortgage Trust, Series 2017-C6, Class B, 4.154% VRN 12/15/50 (g)	340,000	333,823
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA, 0.810% VRN 7/15/58 (g)	10,264,337	288,191
Series 2015-P2, Class XA, 1.115% VRN 12/15/48 (g)	5,330,655	185,622
Series 2015-C31, Class XA, 1.144% VRN 11/15/48 (g)	6,283,266	273,336
Series 2019-C53, Class XA, 1.155% VRN 10/15/52 (g)	4,358,612	298,478
Series 2014-LC16, Class D, 3.938% 8/15/50 (c)	169,000	102,938
Series 2019-C50, Class B, 4.192% 5/15/52	409,000	410,638

	Principal Amount	Value
Series 2019-C50, Class C, 4.345% 5/15/52	$409,000	$358,513
Series 2015-NXS4, Class C, 4.825% VRN 12/15/48 (g)	421,000	407,374

		20,098,867

Home Equity ABS — 1.5%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	4,112,375	2,893,465
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE6, Class A2C, 1 mo. USD LIBOR + .150% 0.335% FRN 9/25/36	5,932,215	2,514,705

		5,408,170

Other ABS — 7.9%
AASET US Ltd., Series 2018-1A, Class A 3.844% 1/16/38 (c)	513,749	458,303
ALM R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040% 5.259% FRN 10/15/28 (c)	1,000,000	991,528
ANCHORAGE CAPITAL CLO 13 LLC, Series 2019-13A, Class B, 3 mo. USD LIBOR + 2.000% 3.219% FRN 4/15/32 (c)	500,000	490,697
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682% STEP 12/16/41 (c)	802,083	463,143
BlueMountain CLO Ltd. Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.600% 3.735% FRN 4/20/31 (c)	1,000,000	837,016
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150% 5.285% FRN 1/20/29 (c)	1,000,000	934,869
CAL Funding Ltd., Series 2018-1A, Class A 3.960% 2/25/43 (c)	383,333	380,951
CLI Funding LLC Series 2014-2A, Class A, 3.380% 10/18/29 (c)	288,466	284,124
Series 2019-1A, Class A, 3.710% 5/18/44 (c)	446,489	439,305
Dryden 40 Senior Loan Fund, Series 2015-40A, Class DR, 3 mo. USD LIBOR + 3.100% 3.492% FRN 8/15/31 (c)	500,000	455,293
Gilbert Park CLO Ltd. Series 2017-1A, Class D, 3 mo. USD LIBOR + 2.950% 4.169% FRN 10/15/30 (c)	500,000	465,479

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.400% 7.619% FRN 10/15/30 (c)	$1,000,000	$902,327
Global SC Finance SRL Series 2014-1A, Class A1, 3.190% 7/17/29 (c)	289,917	288,206
Series 2018-1A, Class A, 4.290% 5/17/38 (c)	470,460	454,831
Grippen Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.300% 4.435% FRN 1/20/30 (c)	1,000,000	932,104
Helios Issuer LLC Series 2020-AA, Class A, 2.980% 6/20/47 (c)	500,000	502,500
Series 2017-1A, Class A, 4.940% 9/20/49 (c)	215,121	210,615
Hero Funding Trust, Series 2016-4A, Class A2 4.290% 9/20/47 (c)	231,934	246,883
Highbridge Loan Management Ltd., Series 13A-18, Class D, 3 mo. USD LIBOR + 3.000% 4.219% FRN 10/15/30 (c)	500,000	451,188
Invitation Homes Trust Series 2018-SFR1, Class C, 1 mo. USD LIBOR + 1.250% 1.444% FRN 3/17/37 (c)	1,145,000	1,125,617
Series 2018-SFR1, Class D, 1 mo. USD LIBOR + 1.450% 1.644% FRN 3/17/37 (c)	750,000	726,282
JOL Air Ltd., Series 2019-1, Class A 3.967% 4/15/44 (c)	451,228	389,930
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (c)	473,958	391,461
Madison Park Funding Ltd., Series 2014-14A, Class DRR, 3 mo. USD LIBOR + 2.950% 4.048% FRN 10/22/30 (c)	500,000	454,906
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150% 0.335% FRN 8/25/37	1,982,873	1,801,780
Mosaic Solar Loan Trust, Series 2020-1A, Class A 2.100% 4/20/46 (c)	500,000	503,125
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (c)	420,613	429,106
Newark BSL CLO 2 Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.650% 4.641% FRN 7/25/30 (c)	500,000	482,342

	Principal Amount	Value
Oak Hill Credit Partners Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.050% 4.185% FRN 10/20/30 (c)	$500,000	$460,925
Octagon Investment Partners Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500% 4.635% FRN 3/17/30 (c)	1,000,000	953,122
Primose Funding LLC, Series 2019-1A, Class A2 4.475% 7/30/49 (c)	995,005	1,000,398
Sprite Ltd., Series 2017-1, Class A 4.250% 12/15/37 (c)	326,013	268,364
START Ireland, Series 2019-1, Class A 4.089% 3/15/44 (c)	329,827	291,803
Sunrun Atlas Issuer 2019-2 LLC, Series 2019-2, Class A 3.610% 2/01/55 (c)	741,432	749,209
Symphony CLO Ltd., Series 2015-16A, Class DR, 3 mo. USD LIBOR + 3.050% 4.269% FRN 10/15/31 (c)	500,000	460,792
TAL Advantage LLC Series 2013-1A, Class A, 2.830% 2/22/38 (c)	133,333	131,458
Series 2014-1A, Class A, 3.510% 2/22/39 (c)	252,267	252,096
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (c)	453,333	460,802
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400% 4.535% FRN 10/20/26 (c)	1,000,000	987,524
Thunderbolt Aircraft Lease Ltd. Series 2018-A, Class A, 4.147% STEP 9/15/38 (c)	443,940	395,040
Series 2017-A, Class A, 4.212% STEP 5/17/32 (c)	881,091	793,210
TPG Real Estate Finance Issuer Ltd., Series 2018-FL2, Class AS, 1 mo. USD LIBOR + 1.450% 1.644% FRN 11/15/37 (c)	314,000	306,888
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (c)	177,154	177,237
Triton Container Finance LLC, Series 2018-1A, Class A 3.950% 3/20/43 (c)	387,500	389,421
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 4.072% 2/16/43 (c)	732,500	752,742

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
VB-S1 Issuer LLC, Series 2020-1A, Class C2 3.031% 6/15/50 (c)	$500,000	$505,523
Westcott Park CLO Ltd., Series 2016-1A, Class DR, 3 mo. USD LIBOR + 3.250% 4.385% FRN 7/20/28 (c)	500,000	479,439
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (c)	800,625	604,407
Wind River CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750% 4.885% FRN 4/18/29 (c)	1,000,000	953,675

		27,867,986

Student Loans ABS — 0.4%
College Ave Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.385% FRN 12/26/47 (c)	390,904	364,918
SoFi Professional Loan Program LLC Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	350,000	348,481
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	481,416

		1,194,815

WL Collateral CMO — 6.4%
CIM Trust, Series 2017-6, Class A1, 3.015% VRN 6/25/57 (c) (g)	1,854,312	1,842,080
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 4.002% VRN 4/25/37 (g)	1,436,910	1,308,389
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	2,109,015	2,094,091
Countrywide Alternative Loan Trust Series 2006-13T1, Class A11, 6.000% 5/25/36	2,012,181	1,455,357
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	3,580,102	2,329,221
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-HYB2, Class 3A1, 3.447% VRN 2/25/47 (g)	1,286,880	1,170,248
Series 2007-14, Class A6, 6.000% 9/25/37	1,564,561	1,273,510
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .170% 0.364% FRN 12/19/36	1,065,606	953,124
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.436% VRN 5/25/37 (g)	2,505,439	2,214,219

	Principal Amount	Value
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. LIBOR + .200% 0.385% FRN 7/25/47	$2,887,809	$2,624,531
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.386% VRN 7/25/35 (g)	445,005	415,808
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.734% VRN 2/25/36 (g)	2,239,634	1,935,048
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, 6.500% VRN 10/26/37 (c) (g)	997,958	754,240
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600% 6.000% FRN 4/25/37	297,256	284,083
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, 3.488% VRN 10/25/37 (g)	1,006,872	919,419
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, 6.350% STEP 5/25/36	1,053,145	988,338

		22,561,706

WL Collateral PAC — 0.5%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	1,883,743	1,537,764

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $86,261,279)		78,669,308

SOVEREIGN DEBT OBLIGATIONS — 1.3%
Abu Dhabi Government International Bond 3.125% 4/16/30 (c)	200,000	219,863
Chile Government International Bond 2.450% 1/31/31	200,000	207,186
Indonesia Government International Bond 3.850% 10/15/30	200,000	222,523
Mexico Government International Bond 3.750% 1/11/28	535,000	556,587
4.150% 3/28/27	343,000	368,725
4.750% 4/27/32	200,000	220,500
5.000% 4/27/51	200,000	215,500
Panama Government International Bond 3.750% 3/16/25	200,000	216,300
4.000% 9/22/24	200,000	217,500
Perusahaan Penerbit SBSN Indonesia 4.150% 3/29/27 (c)	200,000	217,344

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Peruvian Government International Bond 2.392% 1/23/26	$100,000	$104,000
2.783% 1/23/31	300,000	319,950
Philippine Government International Bond 2.457% 5/05/30	200,000	209,510
Qatar Government International Bond 3.375% 3/14/24 (c)	400,000	428,190
3.875% 4/23/23 (c)	200,000	214,472
Saudi Government International Bond 2.375% 10/26/21 (c)	200,000	202,816
2.900% 10/22/25 (c)	250,000	265,100

		4,406,066

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,187,190)		4,406,066

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 17.3%
Collateralized Mortgage Obligations — 12.4%
Federal Home Loan Mortgage Corp 3.500% 7/15/49	3,210,258	3,537,434
Federal Home Loan Mortgage Corp. REMICS Series 4934, Class P, 2.500% 11/15/40	2,612,112	2,732,034
Series 4093, Class PA, 3.000% 8/15/42	3,751,800	3,933,849
Series 4481, Class B, 3.000% 12/15/42	4,834,606	5,034,025
Series 4483, Class CA, 3.000% 6/15/44	4,753,013	5,144,059
Series 4750, Class PA, 3.000% 7/15/46	1,867,135	1,924,849
Federal Home Loan Mortgage Corp. SCRT (g) Series 2018-2, Class HV 3.000% 11/25/57	2,806,766	3,058,010
Federal Home Loan Mortgage Corp. STRIPS Series 355, Class 300, 3.000% 8/15/47	2,727,468	2,893,090
Series 358, Class 300, 3.000% 10/15/47	2,396,227	2,542,416
Federal National Mortgage Association REMICS Series 2018-21, Class PO, 0.000% 4/25/48	2,784,269	2,548,816
Series 2015-9, Class HA, 3.000% 1/25/45	645,773	692,539

	Principal Amount	Value
Government National Mortgage Association Series 2015-74, Class LZ, 3.500% 5/20/45	$3,421,098	$3,694,072
Series 2015-92, Class CZ, 3.500% 6/20/45	5,443,484	5,974,170

		43,709,363

Pass-Through Securities — 4.9%
Federal Home Loan Mortgage Corp. Pool #BL5484 2.260% 1/01/30	3,000,000	3,300,006
Pool #G08520 2.500% 1/01/43	1,082,879	1,148,807
Pool #SB0048 3.000% 8/01/34	2,441,048	2,587,344
Pool #G08632 3.500% 3/01/45	1,991,832	2,137,977
Federal National Mortgage Association Pool #BP5817 2.500% 5/01/50	2,994,897	3,123,032
Pool #MA2248 3.000% 4/01/45	1,809,063	1,898,015
Pool #AS7661 3.000% 8/01/46	1,223,473	1,278,661
Pool #AX2501 4.000% 10/01/44	1,632,227	1,777,524

		17,251,366

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $56,645,787)		60,960,729

U.S. TREASURY OBLIGATIONS — 27.4%
U.S. Treasury Bonds & Notes — 27.4%
U.S. Treasury Bond 1.250% 5/15/50	2,600,000	2,498,534
2.750% 11/15/42	300,000	384,281
2.750% 11/15/47	2,900,000	3,793,826
3.125% 2/15/43	2,720,000	3,687,353
3.625% 8/15/43	2,530,000	3,695,458
U.S. Treasury Note 0.125% 5/31/22	4,820,000	4,816,619
0.250% 6/15/23	10,930,000	10,953,933
0.250% 5/31/25	9,140,000	9,127,881
0.500% 5/31/27	7,670,000	7,677,441
0.625% 5/15/30	4,980,000	4,966,922
1.125% 5/15/40	2,460,000	2,437,574
1.625% 10/31/26	4,150,000	4,458,105
1.625% 8/15/29	3,600,000	3,928,111
1.750% 11/30/21	6,950,000	7,105,484
2.125% 9/30/24	4,120,000	4,446,850
2.250% 10/31/24	4,335,000	4,707,460
2.250% 3/31/26	3,490,000	3,861,630
2.250% 8/15/27	725,000	814,229
2.250% 11/15/27	4,240,000	4,774,318
2.625% 1/31/26	660,000	742,621
2.750% 2/28/25	2,590,000	2,887,030

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 9/30/25	$4,150,000	$4,727,477

		96,493,137

TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,266,785)		96,493,137

TOTAL BONDS & NOTES (Cost $338,840,348)		341,738,265

TOTAL LONG-TERM INVESTMENTS (Cost $338,840,348)		341,738,265

SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (h)	10,584,658	10,584,658

U.S. Treasury Bill — 0.5%
U.S. Treasury Bill 0.000%11/05/20	90,000	89,949
0.000%11/27/20	1,800,000	1,798,770

		1,888,719

TOTAL SHORT-TERM INVESTMENTS (Cost $12,473,004)		12,473,377

TOTAL INVESTMENTS — 100.6% (Cost $351,313,352) (i)		354,211,642

Less Unfunded Loan Commitments — (0.00)%		(11,653)

NET INVESTMENTS — 100.6% (Cost $351,301,699)		354,199,989

Other Assets/(Liabilities) — (0.6)%		(2,068,607)

NET ASSETS — 100.0%		$352,131,382

Abbreviation Legend

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
DAC	Designated Activity Company
DIP	Debtor In Possession
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
PO	Principal Only
PAC	Planned Amortization Class
SOFR	Secured Overnight Financing Rate
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2020 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $81,957,277 or 23.27% of net assets.

(d)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2020, these securities amounted to a value of $294,591 or 0.08% of net assets.

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Security is perpetual and has no stated maturity date.
(g)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.

(h)

Maturity value of $10,584,658. Collateralized by U.S. Government Agency obligations with rates ranging from 0.625% – 2.375%, maturity dates ranging from 1/15/24 – 2/29/24, and an aggregate market value, including accrued interest, of $10,796,393.

(i)	See Note 6 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 2.0%
Chemicals — 1.1%
Celanese Corp.	1,840	$158,866
Eastman Chemical Co.	300	20,892
Ecolab, Inc.	565	112,407
LyondellBasell Industries NV Class A	153	10,055
The Mosaic Co.	728	9,107
Nutrien Ltd.	1,091	35,021
Olin Corp.	2,900	33,321

		379,669

Forest Products & Paper — 0.2%
Domtar Corp.	1,500	31,665
International Paper Co.	751	26,443

		58,108

Iron & Steel — 0.7%
Nucor Corp.	566	23,438
Reliance Steel & Aluminum Co.	2,226	211,314

		234,752

		672,529

Communications — 13.8%
Internet — 11.7%
Alphabet, Inc. Class A (a)	1,114	1,579,708
Alphabet, Inc. Class C (a)	124	175,288
Amazon.com, Inc. (a)	539	1,487,004
eBay, Inc.	7,616	399,459
Facebook, Inc. Class A (a)	520	118,076
Netflix, Inc. (a)	87	39,589
Palo Alto Networks, Inc. (a)	242	55,580

		3,854,704

Media — 1.1%
Comcast Corp. Class A	8,656	337,411
Discovery, Inc. Class A (a) (b)	560	11,816

		349,227

Telecommunications — 1.0%
AT&T, Inc.	3,655	110,491
CenturyLink, Inc.	1,874	18,796
Cisco Systems, Inc.	3,696	172,381
Juniper Networks, Inc.	805	18,402
Verizon Communications, Inc.	237	13,066

		333,136

		4,537,067

Consumer, Cyclical — 9.7%
Airlines — 0.0%
American Airlines Group, Inc. (b)	932	12,181

	Number of Shares	Value
Apparel — 0.2%
Ralph Lauren Corp.	690	$50,039

Auto Manufacturers — 4.0%
Cummins, Inc.	4,772	826,797
Ford Motor Co.	2,980	18,118
PACCAR, Inc.	5,908	442,214
Wabash National Corp.	3,800	40,356

		1,327,485

Auto Parts & Equipment — 0.7%
Magna International, Inc.	5,300	236,009

Distribution & Wholesale — 0.5%
Pool Corp.	600	163,122

Home Builders — 0.9%
Thor Industries, Inc. (b)	800	85,224
Toll Brothers, Inc.	5,926	193,128

		278,352

Leisure Time — 0.0%
Carnival Corp. (b)	527	8,653

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	243	17,848

Retail — 3.3%
Costco Wholesale Corp.	110	33,353
Dollar Tree, Inc. (a)	471	43,652
Genuine Parts Co.	1,028	89,395
The Home Depot, Inc.	930	232,975
Lowe’s Cos., Inc.	326	44,049
McDonald’s Corp.	1,586	292,570
The Michaels Cos., Inc. (a) (b)	5,800	41,006
Target Corp.	999	119,810
Tractor Supply Co.	656	86,454
Walgreens Boots Alliance, Inc.	1,782	75,539
Yum! Brands, Inc.	388	33,721

		1,092,524

		3,186,213

Consumer, Non-cyclical — 13.1%
Beverages — 0.1%
Coca-Cola European Partners PLC	899	33,946
Molson Coors Beverage Co. Class B	427	14,672

		48,618

Biotechnology — 0.8%
Amgen, Inc.	174	41,040
Biogen, Inc. (a)	320	85,616
Vertex Pharmaceuticals, Inc. (a)	520	150,961

		277,617

Commercial Services — 3.9%
Automatic Data Processing, Inc.	225	33,500
Global Payments, Inc.	1,279	216,944
IHS Markit Ltd.	204	15,402

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ManpowerGroup, Inc.	2,155	$148,156
PayPal Holdings, Inc. (a)	980	170,745
RELX PLC (b)	4,717	111,133
Robert Half International, Inc.	1,083	57,215
S&P Global, Inc.	1,244	409,873
TrueBlue, Inc. (a)	2,400	36,648
Verisk Analytics, Inc.	588	100,078

		1,299,694

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.	248	18,169

Foods — 0.2%
The J.M. Smucker Co.	500	52,905
Pilgrim’s Pride Corp. (a)	496	8,377

		61,282

Health Care – Products — 1.2%
Abbott Laboratories	1,352	123,613
Danaher Corp.	967	170,995
Henry Schein, Inc. (a)	184	10,744
Medtronic PLC	132	12,104
Thermo Fisher Scientific, Inc.	191	69,207

		386,663

Health Care – Services — 1.4%
Anthem, Inc.	328	86,257
Centene Corp. (a)	314	19,955
Cigna Corp. (a)	300	56,295
HCA Healthcare, Inc.	107	10,385
Laboratory Corp. of America Holdings (a)	243	40,365
Quest Diagnostics, Inc.	595	67,806
UnitedHealth Group, Inc.	561	165,467

		446,530

Household Products & Wares — 0.1%
Quanex Building Products Corp.	2,900	40,252

Pharmaceuticals — 5.3%
AbbVie, Inc.	2,707	265,773
AmerisourceBergen Corp.	265	26,704
Bristol-Myers Squibb Co.	10,621	624,515
Cardinal Health, Inc.	374	19,519
CVS Health Corp.	884	57,434
Horizon Therapeutics PLC (a)	237	13,173
Jazz Pharmaceuticals PLC (a)	71	7,834
McKesson Corp.	3,077	472,073
Merck & Co., Inc.	1,927	149,015
Mylan NV (a)	1,618	26,017
Pfizer, Inc.	2,745	89,762

		1,751,819

		4,330,644

Energy — 1.6%
Oil & Gas — 1.1%
Chevron Corp.	1,929	172,125

	Number of Shares	Value
Cimarex Energy Co.	490	$13,470
Concho Resources, Inc.	385	19,828
Exxon Mobil Corp.	1,878	83,984
Occidental Petroleum Corp.	514	9,406
Phillips 66	948	68,161

		366,974

Oil & Gas Services — 0.4%
Schlumberger Ltd.	6,671	122,679

Pipelines — 0.1%
Kinder Morgan, Inc.	1,993	30,234

		519,887

Financial — 14.8%
Banks — 8.1%
Bank of America Corp.	25,300	600,875
CIT Group, Inc.	600	12,438
Citigroup, Inc.	14,700	751,170
The Goldman Sachs Group, Inc.	2,060	407,097
JP Morgan Chase & Co.	7,200	677,232
KeyCorp	17,863	217,572

		2,666,384

Diversified Financial Services — 5.3%
AerCap Holdings NV (a)	2,000	61,600
Capital One Financial Corp.	504	31,545
Discover Financial Services	400	20,036
Mastercard, Inc. Class A	1,155	341,534
SEI Investments Co.	2,300	126,454
Synchrony Financial	5,400	119,664
Visa, Inc. Class A	5,460	1,054,708

		1,755,541

Insurance — 1.4%
Aflac, Inc.	3,600	129,708
Berkshire Hathaway, Inc. Class B (a)	1,900	339,169

		468,877

		4,890,802

Industrial — 8.1%
Aerospace & Defense — 0.4%
Barnes Group, Inc.	900	35,604
Lockheed Martin Corp.	147	53,643
Raytheon Technologies Corp.	635	39,129
Spirit AeroSystems Holdings, Inc. Class A	172	4,118

		132,494

Building Materials — 0.3%
Carrier Global Corp.	635	14,110
Patrick Industries, Inc.	1,100	67,375

		81,485

Electrical Components & Equipment — 0.0%
AMETEK, Inc.	140	12,512

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 2.6%
Allegion PLC	3,295	$336,815
Amphenol Corp. Class A	237	22,707
Garmin Ltd.	212	20,670
Honeywell International, Inc.	1,320	190,859
Keysight Technologies, Inc. (a)	1,270	127,990
Sensata Technologies Holding PLC (a)	954	35,517
TE Connectivity Ltd.	838	68,339
TTM Technologies, Inc. (a)	4,400	52,184

		855,081

Engineering & Construction — 0.4%
AECOM (a)	957	35,964
Arcosa, Inc.	2,083	87,903

		123,867

Environmental Controls — 0.5%
Republic Services, Inc.	754	61,866
Waste Management, Inc.	895	94,789

		156,655

Machinery – Diversified — 0.9%
AGCO Corp.	4,400	244,024
Dover Corp.	307	29,644
Ingersoll Rand, Inc. (a)	420	11,810
Otis Worldwide Corp.	317	18,025

		303,503

Miscellaneous – Manufacturing — 0.6%
3M Co.	158	24,646
Eaton Corp. PLC	1,193	104,364
General Electric Co.	2,143	14,637
Parker-Hannifin Corp.	73	13,379
Trane Technologies PLC	476	42,354

		199,380

Packaging & Containers — 0.6%
WestRock Co.	7,200	203,472

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	246	42,924

Transportation — 1.7%
Kansas City Southern	280	41,801
Norfolk Southern Corp.	1,800	316,026
Union Pacific Corp.	1,220	206,265

		564,092

		2,675,465

Technology — 34.8%
Computers — 13.6%
Accenture PLC Class A	158	33,926
Apple, Inc.	9,220	3,363,456
Cognizant Technology Solutions Corp. Class A	2,025	115,061
DXC Technology Co.	17,100	282,150
Fortinet, Inc. (a)	960	131,779

	Number of Shares	Value
HP, Inc.	803	$13,996
International Business Machines Corp.	1,246	150,479
Leidos Holdings, Inc.	1,560	146,125
Seagate Technology PLC	5,006	242,341

		4,479,313

Semiconductors — 10.5%
Advanced Micro Devices, Inc. (a)	751	39,510
Applied Materials, Inc.	2,244	135,650
ASML Holding NV	810	298,104
Broadcom, Inc.	2,798	883,077
Intel Corp.	9,662	578,077
KLA Corp.	680	132,246
Lam Research Corp.	1,145	370,362
Micron Technology, Inc. (a)	9,400	484,288
NVIDIA Corp.	670	254,540
Skyworks Solutions, Inc.	900	115,074
Texas Instruments, Inc.	176	22,347
Xilinx, Inc.	1,510	148,569

		3,461,844

Software — 10.7%
ANSYS, Inc. (a)	281	81,976
Citrix Systems, Inc.	259	38,309
Fair Isaac Corp. (a)	330	137,953
j2 Global, Inc.	500	31,605
Microsoft Corp.	12,722	2,589,054
MSCI, Inc.	760	253,703
Oracle Corp.	421	23,269
Paychex, Inc.	641	48,556
Veeva Systems, Inc. Class A (a)	706	165,500
VMware, Inc. Class A (a) (b)	1,038	160,745

		3,530,670

		11,471,827

TOTAL COMMON STOCK (Cost $27,946,597)		32,284,434

TOTAL EQUITIES (Cost $27,946,597)		32,284,434

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., Expires 3/31/21 (a)	993	3,555

TOTAL RIGHTS (Cost $2,115)		3,555

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (c)	132,326	$132,326

TOTAL MUTUAL FUNDS (Cost $132,326)		132,326

TOTAL LONG-TERM INVESTMENTS (Cost $28,081,038)		32,420,315

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (d)	$732,759	732,759

TOTAL SHORT-TERM INVESTMENTS (Cost $732,759)		732,759

TOTAL INVESTMENTS — 100.5% (Cost $28,813,797) (e)		33,153,074

Other Assets/(Liabilities) — (0.5)%		(172,288)

NET ASSETS — 100.0%		$32,980,786

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $424,680 or 1.29% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $299,176 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $732,759. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 2/29/24, and an aggregate market value, including accrued interest, of $747,483.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Inc. (Escrow Shares) (a) (b) (c)	2,157,000	$-

Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Pinnacle Operating Corp. (a) (c)	178,174	-

Energy — 0.1%
Oil & Gas — 0.1%
Fieldwood Energy LLC (c)	3,193	160
Fieldwood Energy LLC (c)	13,011	651
Jupiter Resources, Inc. (c)	191,606	143,704

		144,515

TOTAL COMMON STOCK (Cost $3,475,088)		144,515

TOTAL EQUITIES (Cost $3,475,088)		144,515

	Principal Amount
BONDS & NOTES — 97.4%

BANK LOANS — 5.0%
Aerospace & Defense — 0.4%
Veritas Bermuda Ltd., USD Repriced Term Loan B, 3 mo. LIBOR + 4.500% 5.500% VRN 1/27/23	$546,817	504,165

Electronics — 0.8%
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 3.434% VRN 7/02/25	935,750	880,194

Oil & Gas — 0.2%
Fieldwood Energy LLC Exit 1st Lien Term Loan, 0.000%4/11/22 (f)	1,074,554	195,214
Exit 2nd Lien Term Loan, 0.000%4/11/23 (f)	387,384	2,325

		197,539

Packaging & Containers — 1.7%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 4.561% VRN 4/03/24	1,187,556	1,063,362
Consolidated Energy Finance, SA, Term Loan B, 1 mo. LIBOR + 2.500% 2.694% VRN 5/07/25	885,744	801,598

	Principal Amount	Value
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. LIBOR + 3.000% 4.072% VRN 10/17/24	$162,137	$154,436

		2,019,396

Software — 1.9%
Almonde, Inc. USD 1st Lien Term Loan, 3 mo. LIBOR + 3.500%, 6 mo. LIBOR + 3.500% 4.500% VRN 6/13/24	922,048	803,859
USD 2nd Lien Term Loan, 6 mo. LIBOR + 7.250% 8.250% VRN 6/13/25	700,000	602,777
Banff Merger Sub, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 4.250% 4.428% VRN 10/02/25	862,834	814,300

		2,220,936

TOTAL BANK LOANS (Cost $7,235,824)		5,822,230

CORPORATE DEBT — 92.4%
Advertising — 0.7%
Outfront Media Capital LLC / Outfront Media Capital Corp. 6.250% 6/15/25 (d)	339,000	341,221
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	523,000	501,426

		842,647

Aerospace & Defense — 3.5%
Signature Aviation US Holdings, Inc. 4.000% 3/01/28 (d)	651,000	588,341
TransDigm, Inc. 5.500% 11/15/27	963,000	840,410
6.250% 3/15/26 (d)	316,000	315,216
6.375% 6/15/26	654,000	595,781
8.000% 12/15/25 (d)	255,000	268,003
Triumph Group, Inc. 5.250% 6/01/22	305,000	260,775
6.250% 9/15/24 (d)	306,000	260,100
7.750% 8/15/25	1,243,000	933,804

		4,062,430

Agriculture — 0.4%
JBS Investments II GmbH 7.000% 1/15/26 (d)	390,000	409,305

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines — 0.7%
American Airlines Group, Inc. 5.000% 6/01/22 (d)	$60,000	$34,800
3.750% 3/01/25 (d)	1,015,000	471,863
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500% 6/20/27 (d) (e)	265,000	265,663

		772,326

Apparel — 0.1%
Hanesbrands, Inc. 4.875% 5/15/26 (d)	61,000	61,458

Auto Manufacturers — 3.2%
Allison Transmission, Inc. 4.750% 10/01/27 (d)	589,000	584,583
Ford Motor Co. 8.500% 4/21/23	312,000	329,940
9.000% 4/22/25	241,000	260,810
9.625% 4/22/30	503,000	595,703
Ford Motor Credit Co. LLC 3.087% 1/09/23	92,000	87,630
3.664% 9/08/24	200,000	188,542
4.134% 8/04/25	200,000	189,690
4.542% 8/01/26	1,039,000	984,452
5.596% 1/07/22	200,000	201,500
5.875% 8/02/21	281,000	283,726

		3,706,576

Auto Parts & Equipment — 0.4%
Clarios Global LP/Clarios US Finance Co. 8.500% 5/15/27 (d)	467,000	469,312

Building Materials — 2.6%
Cemex SAB de CV 7.375% 6/05/27 (d)	352,000	357,632
Griffon Corp. 5.750% 3/01/28	211,000	208,363
James Hardie International Finance DAC 4.750% 1/15/25 (d)	126,000	128,205
5.000% 1/15/28 (d)	485,000	494,700
PGT Innovations, Inc. 6.750% 8/01/26 (d)	368,000	371,680
Standard Industries, Inc. 4.750% 1/15/28 (d)	1,471,000	1,491,226

		3,051,806

Chemicals — 2.0%
CF Industries, Inc. 4.950% 6/01/43	63,000	67,902
5.375% 3/15/44	240,000	259,512
Consolidated Energy Finance SA 6.875% 6/15/25 (d)	915,000	777,750
CVR Partners LP/CVR Nitrogen Finance Corp. 9.250% 6/15/23 (d)	612,000	599,760

	Principal Amount	Value
Starfruit Finco BV/Starfruit US Holdco LLC 8.000% 10/01/26 (d)	$141,000	$144,340
Valvoline, Inc. 4.250% 2/15/30 (d)	304,000	299,440
4.375% 8/15/25 (d)	157,000	157,785

		2,306,489

Coal — 2.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (d)	451,000	303,298
Peabody Energy Corp. 6.000% 3/31/22 (d)	1,383,000	898,950
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (d)	856,000	723,491
Warrior Met Coal, Inc. 8.000% 11/01/24 (d)	534,000	520,650

		2,446,389

Commercial Services — 0.9%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 4.625% 6/15/25 (d)	183,000	186,239
Korn Ferry 4.625% 12/15/27 (d)	162,000	157,140
Prime Security Services Borrower LLC / Prime Finance, Inc. 6.250% 1/15/28 (d)	802,000	755,885

		1,099,264

Computers — 1.5%
Banff Merger Sub, Inc. 9.750% 9/01/26 (d)	466,000	468,913
Dell International LLC/EMC Corp. 7.125% 6/15/24 (d)	904,000	936,487
Science Applications International Corp. 4.875% 4/01/28 (d)	189,000	187,877
Western Digital Corp. 4.750% 2/15/26	104,000	107,479

		1,700,756

Distribution & Wholesale — 1.7%
Core & Main Holdings LP 8.625% 9/15/24 (d)	155,000	155,248
Core & Main LP 6.125% 8/15/25 (d)	313,000	311,951
KAR Auction Services, Inc. 5.125% 6/01/25 (d)	475,000	467,875
Resideo Funding, Inc. 6.125% 11/01/26 (d)	800,000	782,000
Univar Solutions USA, Inc. 5.125% 12/01/27 (d)	254,000	256,952

		1,974,026

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 2.5%
Alliance Data Systems Corp. 4.750% 12/15/24 (d)	$767,000	$690,300
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (d)	1,829,000	1,225,430
LPL Holdings, Inc. 4.625% 11/15/27 (d)	346,000	341,675
5.750% 9/15/25 (d)	87,000	88,087
Springleaf Finance Corp. 5.375% 11/15/29	552,000	516,120

		2,861,612

Electric — 1.7%
NRG Energy, Inc. 5.250% 6/15/29 (d)	374,000	392,700
6.625% 1/15/27	702,000	732,712
PG&E Corp. 5.000% 7/01/28	130,000	129,961
5.250% 7/01/30	119,000	119,678
Vistra Operations Co. LLC 4.300% 7/15/29 (d)	568,000	597,168

		1,972,219

Electrical Components & Equipment — 0.8%
Energizer Holdings, Inc. 7.750% 1/15/27 (d)	387,000	412,646
Wesco Distribution, Inc. Co. 7.125% 6/15/25 (d)	233,000	245,379
7.250% 6/15/28 (d)	241,000	254,858

		912,883

Entertainment — 2.0%
Banijay Entertainment SASU 5.375% 3/01/25 (d)	241,000	235,578
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250% 10/15/25 (d)	229,000	199,230
Colt Merger Sub, Inc. 5.750% 7/01/25 (d) (e)	242,000	243,379
6.250% 7/01/25 (d) (e)	432,000	429,300
8.125% 7/01/27 (d) (e)	315,000	304,369
Live Nation Entertainment, Inc. 4.750% 10/15/27 (d)	407,000	350,105
Scientific Games International, Inc. 5.000% 10/15/25 (d)	204,000	188,345
7.250% 11/15/29 (d)	187,000	149,600
8.250% 3/15/26 (d)	37,000	33,184
8.625% 7/01/25 (d) (e)	147,000	137,401

		2,270,491

Environmental Controls — 0.1%
Clean Harbors, Inc. 4.875% 7/15/27 (d)	136,000	139,740

	Principal Amount	Value
Foods — 4.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC 7.500% 3/15/26 (d)	$181,000	$195,480
JBS USA LUX SA/JBS USA Finance, Inc. 5.875% 7/15/24 (d)	646,000	654,882
6.500% 4/15/29 (d)	1,094,000	1,161,007
6.750% 2/15/28 (d)	824,000	870,358
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (d)	826,000	846,650
Kraft Heinz Foods Co. 3.750% 4/01/30 (d)	126,000	130,104
3.875% 5/15/27 (d)	250,000	261,247
4.250% 3/01/31 (d)	204,000	216,300
5.200% 7/15/45	178,000	193,036
6.500% 2/09/40	94,000	113,144
6.875% 1/26/39	206,000	254,663
Simmons Foods, Inc. 7.750% 1/15/24 (d)	129,000	134,573

		5,031,444

Hand & Machine Tools — 0.7%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (d)	1,138,000	822,205

Health Care – Products — 1.9%
Avanos Medical, Inc. 6.250% 10/15/22	1,300,000	1,300,000
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 7.250% 2/01/28 (d)	872,000	886,371

		2,186,371

Health Care – Services — 4.6%
Centene Corp. 4.250% 12/15/27	241,000	248,690
4.625% 12/15/29	918,000	968,490
5.250% 4/01/25 (d)	232,000	238,883
5.375% 6/01/26 (d)	52,000	53,906
Envision Healthcare Corp. 8.750% 10/15/26 (d)	1,158,000	550,050
HCA, Inc. 3.500% 9/01/30	1,106,000	1,065,268
Molina Healthcare, Inc. 4.375% 6/15/28 (d)	200,000	199,750
Radiology Partners, Inc. 9.250% 2/01/28 (d)	300,000	282,750
Tenet Healthcare Corp. 4.625% 7/15/24	400,000	391,916
4.625% 9/01/24 (d)	323,000	315,733
4.875% 1/01/26 (d)	750,000	730,313
8.125% 4/01/22	340,000	357,000

		5,402,749

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders — 1.6%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)	$491,000	$486,090
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 4.875% 2/15/30 (d)	261,000	218,092
M/I Homes, Inc. 4.950% 2/01/28	368,000	365,700
Mattamy Group Corp. 4.625% 3/01/30 (d)	668,000	641,280
TRI Pointe Group, Inc. 5.700% 6/15/28	153,000	155,295

		1,866,457

Housewares — 0.5%
Newell Brands, Inc. 4.700% STEP 4/01/26	337,000	353,651
4.875% 6/01/25	132,000	138,242
5.875% STEP 4/01/36	126,000	134,348

		626,241

Insurance — 1.0%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (d)	691,000	660,769
8.125% 2/15/24 (d)	509,000	529,207

		1,189,976

Internet — 1.4%
Netflix, Inc. 4.875% 6/15/30 (d)	321,000	344,272
5.375% 11/15/29 (d)	523,000	572,790
5.875% 11/15/28	595,000	677,556

		1,594,618

Investment Companies — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	761,000	753,390

Leisure Time — 1.4%
Brunswick Corp. 7.375% 9/01/23	285,000	313,490
7.125% 8/01/27	569,000	635,188
Carlson Travel, Inc. 6.750% 12/15/23 (d)	296,000	192,400
9.500% 12/15/24 (d)	988,000	434,720

		1,575,798

Lodging — 1.6%
MGM Resorts International 6.750% 5/01/25	622,000	615,830
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (d)	385,000	332,832
5.500% 3/01/25 (d)	740,000	677,100
Wynn Macau Ltd. 5.125% 12/15/29 (d)	268,000	259,960

		1,885,722

	Principal Amount	Value
Machinery – Diversified — 0.5%
Clark Equipment Co. 5.875% 6/01/25 (d)	$291,000	$297,547
Vertical Us Newco, Inc. 5.250% 7/15/27 (e)	243,000	243,000

		540,547

Media — 7.5%
Altice Financing SA 5.000% 1/15/28 (d)	316,000	313,902
Altice Finco SA 7.625% 2/15/25 (d)	279,000	290,163
Block Communications, Inc. 4.875% 3/01/28 (d)	340,000	335,849
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500% 8/15/30 (d)	702,000	716,040
4.500% 5/01/32 (d)	647,000	655,087
4.750% 3/01/30 (d)	236,000	241,473
5.875% 5/01/27 (d)	822,000	857,716
Clear Channel Worldwide Holdings, Inc. 5.125% 8/15/27 (d)	391,000	375,360
9.250% 2/15/24	213,000	197,579
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	104,000	75,270
DISH DBS Corp. 5.000% 3/15/23	207,000	206,503
7.750% 7/01/26	217,000	230,020
DISH Network Corp. 3.375% 8/15/26	368,000	338,050
LCPR Senior Secured Financing DAC 6.750% 10/15/27 (d)	314,000	320,280
Midcontinent Communications / Midcontinent Finance Corp. 5.375% 8/15/27 (d)	205,000	208,153
Sirius XM Radio, Inc. 5.375% 7/15/26 (d)	167,000	172,468
5.500% 7/01/29 (d)	636,000	669,466
TEGNA, Inc. 4.625% 3/15/28 (d)	447,000	411,240
Virgin Media Finance PLC 5.000% 7/15/30 (d)	147,000	143,723
Virgin Media Secured Finance PLC 5.500% 5/15/29 (d)	1,308,000	1,366,860
Ziggo BV 4.875% 1/15/30 (d)	153,000	153,829
5.500% 1/15/27 (d)	440,000	445,526

		8,724,557

Mining — 3.6%
Compass Minerals International, Inc. 4.875% 7/15/24 (d)	294,000	294,735
6.750% 12/01/27 (d)	350,000	367,500

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Quantum Minerals Ltd. 7.250% 4/01/23 (d)	$659,000	$629,345
7.500% 4/01/25 (d)	647,000	619,503
Freeport-McMoRan, Inc. 4.125% 3/01/28	69,000	66,930
Kinross Gold Corp. 4.500% 7/15/27	640,000	698,074
6.875% 9/01/41	476,000	579,964
New Gold, Inc. 7.500% 7/15/27 (d)	487,000	502,433
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (d) (f)	884,000	9,061
Novelis Corp. 4.750% 1/30/30 (d)	417,000	398,235

		4,165,780

Miscellaneous – Manufacturing — 1.1%
Amsted Industries, Inc. 5.625% 7/01/27 (d)	617,000	636,281
Gates Global LLC / Gates Corp. 6.250% 1/15/26 (d)	700,000	687,750

		1,324,031

Oil & Gas — 7.1%
Antero Resources Corp. 5.375% 11/01/21	410,000	379,250
Apache Corp. 4.375% 10/15/28	130,000	114,798
4.750% 4/15/43	65,000	52,331
5.100% 9/01/40	130,000	106,802
5.350% 7/01/49	197,000	157,193
Cenovus Energy, Inc. 4.250% 4/15/27	93,000	84,229
5.400% 6/15/47	138,000	118,470
6.750% 11/15/39	155,000	150,918
Continental Resources, Inc. 3.800% 6/01/24	149,000	139,318
4.375% 1/15/28	168,000	147,877
CVR Energy, Inc. 5.750% 2/15/28 (d)	1,323,000	1,157,625
Endeavor Energy Resources LP / EER Finance, Inc. 6.625% 7/15/25 (d)	295,000	297,307
Hilcorp Energy I LP / Hilcorp Finance Co. 5.000% 12/01/24 (d)	79,000	67,940
5.750% 10/01/25 (d)	43,000	36,550
6.250% 11/01/28 (d)	183,000	146,857
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (d)	745,000	91,262
Jupiter Resources Inc. 10.000% 1/31/24	231,906	208,715

	Principal Amount	Value
Laredo Petroleum, Inc. 9.500% 1/15/25	$268,000	$185,255
10.125% 1/15/28	330,000	227,700
MEG Energy Corp. 7.125% 2/01/27 (d)	379,000	315,044
Nabors Industries Ltd. 7.250% 1/15/26 (d)	184,000	113,160
7.500% 1/15/28 (d)	119,000	73,185
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	594,000	516,780
Occidental Petroleum Corp. 3 mo. USD LIBOR + 1.450% 1.842% FRN 8/15/22	93,000	85,578
2.600% 4/15/22	76,000	72,413
2.700% 8/15/22	178,000	165,709
2.700% 2/15/23	71,000	64,699
2.900% 8/15/24	93,000	79,467
3.500% 6/15/25	190,000	160,550
4.100% 2/01/21	397,000	398,588
4.200% 3/15/48	31,000	20,993
4.400% 4/15/46	198,000	138,109
4.400% 8/15/49	78,000	53,820
4.500% 7/15/44	81,000	55,890
6.450% 9/15/36	34,000	28,730
6.600% 3/15/46	210,000	182,799
6.950% 7/01/24	88,000	86,295
Ovintiv, Inc. 6.500% 8/15/34	108,000	96,488
Parkland Corp. 5.875% 7/15/27 (d)	247,000	256,262
PBF Holding Co. LLC / PBF Finance Corp. 6.000% 2/15/28 (d)	1,474,000	1,223,420
9.250% 5/15/25 (d)	188,000	200,690

		8,259,066

Oil & Gas Services — 0.5%
Welltec A/S 9.500% 12/01/22 (d)	696,000	626,400

Packaging & Containers — 1.3%
Graphic Packaging International LLC 3.500% 3/15/28 (d)	470,000	466,334
Mauser Packaging Solutions Holding Co. 7.250% 4/15/25 (d)	781,000	708,187
Trident TPI Holdings, Inc. 9.250% 8/01/24 (d)	386,000	395,650

		1,570,171

Pharmaceuticals — 2.0%
Bausch Health Americas, Inc. 8.500% 1/31/27 (d)	250,000	265,312
9.250% 4/01/26 (d)	600,000	650,940
Bausch Health Cos., Inc. 5.000% 1/30/28 (d)	193,000	181,708

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 1/30/30 (d)	$320,000	$303,600
5.500% 3/01/23 (d)	140,000	140,000
5.875% 5/15/23 (d)	11,000	10,973
6.125% 4/15/25 (d)	75,000	76,070
Par Pharmaceutical, Inc. 7.500% 4/01/27 (d)	629,000	645,480

		2,274,083

Pipelines — 3.3%
Buckeye Partners LP 5.850% 11/15/43	66,000	57,275
Cheniere Energy Partners LP 4.500% 10/01/29 (e)	271,000	271,000
5.625% 10/01/26	725,000	721,375
DCP Midstream Operating LP 5.125% 5/15/29	23,000	22,066
5.625% 7/15/27	216,000	217,350
6.450% 11/03/36 (d)	10,000	9,000
EQM Midstream Partners LP 6.000% 7/01/25 (d)	182,000	184,351
6.500% 7/01/27 (d)	151,000	154,657
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	765,000	688,500
6.500% 10/01/25	440,000	376,200
PBF Logistics LP / PBF Logistics Finance Corp. 6.875% 5/15/23	400,000	381,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.000% 1/15/28	33,000	31,032
5.500% 3/01/30 (d)	28,000	27,037
6.875% 1/15/29	61,000	63,897
Western Midstream Operating LP 4.050% STEP 2/01/30	145,000	139,576
5.300% 3/01/48	399,000	323,689
5.450% 4/01/44	202,000	168,226

		3,836,231

Real Estate Investment Trusts (REITS) — 2.2%
ESH Hospitality, Inc. 4.625% 10/01/27 (d)	388,000	363,265
Iron Mountain, Inc. 5.250% 7/15/30 (d)	303,000	298,455
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	539,000	553,823
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	735,742
Ryman Hospitality Properties, Inc. 4.750% 10/15/27 (d)	425,000	378,250
Service Properties Trust 7.500% 9/15/25	207,000	218,082

		2,547,617

	Principal Amount	Value
Retail — 1.8%
Asbury Automotive Group, Inc. 4.500% 3/01/28 (d)	$152,000	$147,440
Golden Nugget, Inc. 8.750% 10/01/25 (d)	714,000	403,410
KGA Escrow LLC 7.500% 8/15/23 (d)	561,000	560,299
Penske Automotive Group, Inc. 5.500% 5/15/26	1,000,000	997,500

		2,108,649

Software — 3.3%
CDK Global, Inc. 5.250% 5/15/29 (d)	66,000	68,536
Open Text Corp. 3.875% 2/15/28 (d)	302,000	290,769
Open Text Holdings, Inc. 4.125% 2/15/30 (d)	313,000	307,522
RP Crown Parent LLC 7.375% 10/15/24 (d)	191,000	190,523
Solera LLC/ Solera Finance, Inc. 10.500% 3/01/24 (d)	465,000	473,137
SS&C Technologies, Inc. 5.500% 9/30/27 (d)	720,000	730,541
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (d)	2,020,000	1,807,900

		3,868,928

Storage & Warehousing — 1.0%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	1,111,000	1,121,299

Telecommunications — 6.8%
CenturyLink, Inc. 5.125% 12/15/26 (d)	526,000	524,685
6.750% 12/01/23	248,000	266,548
CommScope Technologies Finance LLC 6.000% 6/15/25 (d)	226,000	218,248
CommScope Technologies LLC 5.000% 3/15/27 (d)	174,000	156,722
CommScope, Inc. 6.000% 3/01/26 (d)	162,000	166,050
8.250% 3/01/27 (d)	565,000	580,650
7.125% 7/01/28 (d) (e)	200,000	199,520
Hughes Satellite Systems Corp. 6.625% 8/01/26	687,000	713,024
Sprint Capital Corp. 8.750% 3/15/32	126,000	180,337
Sprint Corp. 7.250% 9/15/21	745,000	781,021
7.625% 3/01/26	386,000	455,623
7.875% 9/15/23	1,386,000	1,560,982
T-Mobile USA, Inc. 6.500% 1/15/26	679,000	709,630

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecom Italia Capital 6.000% 9/30/34	$150,000	$163,050
Telecom Italia SpA 5.303% 5/30/24 (d)	586,000	611,532
ViaSat, Inc. 5.625% 4/15/27 (d)	197,000	201,679
6.500% 7/15/28 (d)	387,000	387,081

		7,876,382

Toys, Games & Hobbies — 0.5%
Mattel, Inc. 6.750% 12/31/25 (d)	305,000	316,437
5.875% 12/15/27 (d)	224,000	230,720

		547,157

Transportation — 3.4%
Kenan Advantage Group, Inc. 7.875% 7/31/23 (d)	3,200,000	2,816,000
XPO Logistics, Inc. 6.250% 5/01/25 (d)	350,000	366,625
6.750% 8/15/24 (d)	716,000	750,082

		3,932,707

TOTAL CORPORATE DEBT (Cost $113,170,528)		107,318,305

TOTAL BONDS & NOTES (Cost $120,406,352)		113,140,535

	Number of Shares
WARRANTS — 0.0%

Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. Tranche A Expires 6/13/23, Strike price 31.25 (a) (b)	2,106	-
Appvion Holding Corp. Tranche B Expires 6/13/23, Strike price 31.25 (a) (b)	2,106	-

TOTAL WARRANTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $123,881,440)		113,285,050

TOTAL INVESTMENTS — 97.5% (Cost $123,881,440) (g)		113,285,050

Other Assets/(Liabilities) — 2.5%		2,883,951

NET ASSETS — 100.0%		$116,169,001

Abbreviation Legend

DAC	Designated Activity Company
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $0 or 0.00% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Non-income producing security.
(d)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $73,269,266 or 63.07% of net assets.

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2020, these securities amounted to a value of $206,600 or 0.18% of net assets.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	83.0%
Canada	5.7%
United Kingdom	1.7%
Netherlands	1.6%
Luxembourg	1.3%
Cayman Islands	1.3%
Ireland	0.8%
Denmark	0.5%
Italy	0.5%
Austria	0.4%
Mexico	0.3%
France	0.2%
Bermuda	0.2%

Total Long-Term Investments	97.5%
Other Assets and Liabilities	2.5%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 76.5%

CORPORATE DEBT — 1.1%
Pharmaceuticals — 0.5%
Becton Dickinson and Co. 3 mo. USD LIBOR + .875% 1.181% FRN 12/29/20	$1,545,000	$1,545,099

Real Estate Investment Trusts (REITS) — 0.6%
SBA Tower Trust 3.156% 10/10/45 (a)	2,000,000	2,004,292

TOTAL CORPORATE DEBT (Cost $3,106,738)		3,549,391

MUNICIPAL OBLIGATIONS — 0.3%
Brazos Higher Education Authority, Inc., Revenue Bonds, Series 2006-2, Class B2 1.678% 6/25/42	1,200,000	1,149,393
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR 1.891% FRN 4/26/27	33,341	33,274

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,217,216)		1,182,667

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 50.4%
Auto Floor Plan ABS — 1.0%
Navistar Financial Dealer Note Master Owner Trust II, Series 2019-1, Class B, 1 mo. USD LIBOR + 0.750% 0.935% FRN 5/25/24 (a)	1,400,000	1,373,260
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1 mo. USD LIBOR + .680% 0.865% FRN 10/17/22 (a)	2,000,000	1,986,511

		3,359,771

Automobile ABS — 10.4%
American Credit Acceptance Receivables Trust Series 2017-4, Class C, 2.940% 1/10/24 (a)	17,854	17,854
Series 2019-1, Class C, 3.500% 4/14/25 (a)	1,300,000	1,320,074
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (a)	388,000	364,823

	Principal Amount	Value
Chesapeake Funding II LLC, Series 2018-1A, Class A2, 1 mo. USD LIBOR + 0.450% 0.635% FRN 4/15/30 (a)	$520,810	$520,809
CPS Auto Trust Series 2019-A, Class A, 3.180% 6/15/22 (a)	57,829	57,974
Series 2018-C, Class B, 3.430% 7/15/22 (a)	130,234	130,662
Drive Auto Receivables Trust, Series 2019-1, Class C 3.780% 4/15/25	963,000	959,559
Exeter Automobile Receivables Trust Series 2020-2A, Class A, 1.130% 8/15/23 (a)	880,000	880,056
Series 2019-3A, Class A, 2.590% 9/15/22 (a)	289,126	289,769
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	386,121	387,648
Flagship Credit Auto Trust Series 2017-4, Class A, 2.070% 4/15/22 (a)	11,958	11,962
Series 2018-1, Class A, 2.590% 6/15/22 (a)	142,164	142,277
Series 2016-4, Class C, 2.710% 11/15/22 (a)	400,945	402,775
Series 2018-2, Class A, 2.970% 10/17/22 (a)	597,687	598,562
Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, 1 mo. USD LIBOR + 0.500% 0.677% FRN 5/10/32 (a)	1,513,691	1,487,871
Hertz Vehicle Financing II LP Series 2017-1A, Class B, 3.560% 10/25/21 (a)	2,530,000	2,420,251
Series 2016-2A, Class D, 5.970% 3/25/22 (a)	3,300,000	2,717,812
OneMain Direct Auto Receivables Trust Series 2017-2A, Class C, 2.820% 7/15/24 (a)	8,490,000	8,476,723
Series 2017-2A, Class E, 4.740% 11/14/25 (a)	968,000	964,179
Oscar US Funding Trust IX LLC, Series 2018-2A, Class A2B, 1 mo. USD LIBOR + 0.470% 0.647% FRN 8/10/21 (a)	37,245	37,218
Tesla Auto Lease Trust, Series 2018-B, Class A 3.710% 8/20/21 (a)	5,516,652	5,597,053
Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2B, 1 mo. USD LIBOR + 0.120% 0.305% FRN 8/16/21	232,585	232,585

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
World Omni Auto Receivables Trust, Series 2019-C, Class A2B, 1 mo. USD LIBOR + .230% 0.415% FRN 2/15/23	$5,846,901	$5,846,901

		33,865,397

Commercial MBS — 2.7%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/15/35 (a)	1,700,000	1,568,357
BX Commercial Mortgage Trust Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.785% FRN 12/15/36 (a)	1,300,000	1,237,991
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.885% FRN 11/15/35 (a)	1,582,000	1,561,994
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.185% FRN 10/15/36 (a)	1,671,951	1,606,849
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 1.935% FRN 12/15/37 (a)	308,865	298,061
DBJPM 17-C6 Mortgage Trust, Series 2017-C6, Class A1 1.907% 6/10/50	598,456	603,577
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000% 1.185% FRN 6/15/32 (a)	1,490,944	1,401,574
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 5/15/36 (a)	476,000	457,583

		8,735,986

Credit Card ABS — 0.3%
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 1 mo. LIBOR + 0.770% 0.955% FRN 5/14/29	1,100,000	1,080,961

Home Equity ABS — 0.1%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A4, 1 mo. USD LIBOR + 0.170% 0.355% FRN 3/25/36	253,576	250,833

	Principal Amount	Value
Other ABS — 11.9%
321 Henderson Receivables LLC Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 0.384% FRN 6/15/41 (a)	$1,072,274	$1,024,525
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 0.385% FRN 3/15/41 (a)	270,472	264,300
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.385% FRN 9/15/41 (a)	128,498	126,063
Series 2006-4A, Class A1, 1 mo. USD LIBOR + 0.200% 0.385% FRN 12/15/41 (a)	152,369	149,601
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 0.385% FRN 3/15/42 (a)	572,966	553,381
AASET Trust Series 2017-1A, Class A, 3.967% 5/16/42 (a)	159,227	134,234
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,591,266	1,418,987
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + .850% 2.069% FRN 1/15/28 (a)	2,430,947	2,396,542
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150% 1.335% FRN 6/15/28 (a)	780,000	765,474
Avant Loans Funding Trust Series 2019-B, Class A, 2.720% 10/15/26 (a)	1,236,081	1,238,337
Series 2019-A, Class A, 3.480% 7/15/22 (a)	167,927	168,186
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 2.091% FRN 4/25/26 (a)	528,191	527,239
BCC Funding XIV LLC, Series 2018-1A, Class A2 2.960% 6/20/23 (a)	219,345	219,714
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + .890% 2.025% FRN 1/18/29 (a)	2,000,000	1,966,428
CCG Receivables Trust, Series 2018-2, Class A2 3.090% 12/15/25 (a)	491,029	492,128
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 0.645% FRN 9/25/34	2,877	2,551

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	$127,776	$127,533
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	224,605	226,331
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + 0.360% 0.545% FRN 10/25/35	1,328,607	1,252,480
Hilton Grand Vacations Trust, Series 2014-AA, Class A 1.770% 11/25/26 (a)	46,189	46,173
KREF Ltd. Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.544% FRN 6/15/36 (a)	2,000,000	1,954,711
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 2.744% FRN 6/15/36 (a)	2,450,000	2,320,860
LCM Ltd., 3 mo. USD LIBOR + 1.240% 2.459% FRN 7/15/27 (a)	1,300,000	1,284,275
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	630,000	629,835
Marlette Funding Trust Series 2019-3A, Class A, 2.690% 9/17/29 (a)	1,795,902	1,804,843
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	243,567	238,353
Series 2018-3A, Class A, 3.200% 9/15/28 (a)	22,783	22,788
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	153,890	152,440
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	385,000	384,064
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (a)	81,118	80,052
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + .800% 2.019% FRN 1/15/28 (a)	2,410,614	2,386,216
NP SPE II LLC, Series 2019-1A, Class A1 2.574% 9/20/49 (a)	362,498	359,144
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + .820% 1.811% FRN 10/26/27 (a)	1,856,368	1,841,061
Orange Lake Timeshare Trust, Series 2016-A, Class A 2.610% 3/08/29 (a)	197,001	191,053

	Principal Amount	Value
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (a)	$92,808	$93,223
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 3.035% FRN 2/25/23 (a)	440,000	431,232
Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1 mo. USD LIBOR + 0.150% 0.335% FRN 9/25/36	1,594,157	1,587,254
Sierra Receivables Funding LLC Series 2019-3A, Class C, 3.000% 8/20/36 (a)	2,497,693	2,255,686
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	22,092	21,960
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	548,934	510,912
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	639,550	582,259
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	496,655	462,964
SoFi Consumer Loan Program Trust Series 2017-4, Class A, 2.500% 5/26/26 (a)	370,785	373,011
Series 2017-6, Class A2, 2.820% 11/25/26 (a)	405,544	408,599
Series 2016-3, Class A, 3.050% 12/26/25 (a)	12,664	12,589
Series 2016-5, Class A, 3.060% 9/25/28 (a)	158,255	158,589
Series 2016-2A, Class A, 3.090% 10/27/25 (a)	26,741	26,667
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	296,383	297,851
Series 2017-2, Class A, 3.280% 2/25/26 (a)	128,740	128,601
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 0.985% FRN 11/25/35 (a)	1,293,361	1,229,748
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A 4.110% 7/20/43 (a)	1,163,700	1,163,389
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	501,532	504,758
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (a)	113,378	113,431
Verizon Owner Trust., Series 2018-1A, Class A1A 2.820% 9/20/22 (a)	1,286,985	1,298,241

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Westgate Resorts LLC Series 2017-1A, Class A, 3.050% 12/20/30 (a)	$272,224	$271,282
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	390,984	384,383

		39,066,531

Student Loans ABS — 13.5%
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + 0.120% 0.417% FRN 6/25/26	957,665	942,448
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100% 0.406% FRN 6/28/39	3,359,966	2,890,078
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 1.709% FRN 1/15/37	426,963	363,186
Commonbond Student Loan Trust, Series 2018-CGS, Class C 4.350% 2/25/46 (a)	59,410	57,445
DRB Prime Student Loan Trust Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 2.085% FRN 10/25/44 (a)	1,098,489	1,099,785
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 2.185% FRN 4/25/40 (a)	187,966	177,325
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 2.235% FRN 2/26/35 (a)	145,892	137,219
ECMC Group Student Loan Trust Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 1.385% FRN 12/27/66 (a)	1,343,440	1,316,667
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 1.518% FRN 7/26/66 (a)	908,125	880,702
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, Prime - 1.150% 3.600% FRN 12/01/47 (a)	693,216	684,149
Edsouth Indenture No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + 0.800% 0.985% FRN 10/25/56 (a)	372,405	348,369
No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 12/25/58 (a)	1,000,000	948,514

	Principal Amount	Value
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750% 0.935% FRN 8/25/42 (a)	$455,713	$423,689
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 1.060% FRN 8/25/48 (a)	257,278	241,707
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 1.237% FRN 6/28/39 (a)	477,090	419,983
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + 0.320% 0.680% FRN 5/25/29	76,852	74,663
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX 2.340% 10/25/48 (a)	638,472	614,377
Navient Student Loan Trust Series 2018-1A, Class A3, 1 mo. USD LIBOR + 0.720% 0.905% FRN 3/25/67 (a)	1,120,000	999,704
Series 2016-3A, Class A2, 1 mo. USD LIBOR + 0.850% 1.035% FRN 6/25/65 (a)	121,981	121,722
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 1.185% FRN 2/27/68 (a)	3,387,000	3,189,811
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.335% FRN 7/26/66 (a)	410,000	399,302
Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 1.385% FRN 12/15/28 (a)	366,461	352,239
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 6/25/65 (a)	2,003,434	1,962,498
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.485% FRN 3/25/66 (a)	2,200,000	2,041,750
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 1.735% FRN 7/25/68 (a)	2,900,000	2,212,480
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.935% FRN 12/26/40 (a)	288,729	274,137
Nelnet Student Loan Trust Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 0.476% FRN 3/23/37	854,830	615,477

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.547% FRN 6/25/41	$314,038	$270,971
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 1.191% FRN 1/25/38	643,394	552,564
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 1.341% FRN 10/25/40	1,066,398	952,885
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 6/25/41 (a)	375,000	353,389
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 0.543% FRN 12/15/39	1,173,962	1,030,997
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 0.593% FRN 3/15/40	1,774,762	1,548,277
SLM Student Loan Trust Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.963% FRN 12/15/38	414,501	367,789
Series 2005-5, Class A4, 3 mo. USD LIBOR + 0.140% 1.131% FRN 10/25/28	431,052	418,342
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 1.191% FRN 1/25/70	346,627	309,303
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 1.201% FRN 10/25/40	369,520	330,527
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 1.211% FRN 1/25/41	405,723	363,715
Series 2003-14, Class A6, 3 mo. USD LIBOR + 0.300% 1.291% FRN 7/25/25	250,712	243,044
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 1.301% FRN 1/25/55	368,564	327,793
Series 2002-7, Class A11, 28 day ARS 1.403% FRN 3/15/28	25,000	25,000
Series 2004-8, Class B, 3 mo. USD LIBOR + 0.460% 1.451% FRN 1/25/40	405,717	356,229
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 1.461% FRN 10/25/64	281,276	249,857
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 1.591% FRN 10/25/65 (a)	2,100,000	1,978,719

	Principal Amount	Value
SMB Private Education Loan Trust Series 2019-A, Class A1, 1 mo. USD LIBOR + .350% 0.535% FRN 2/16/26 (a)	$588,266	$569,952
Series 2019-B, Class A1, 1 mo. USD LIBOR + 0.350% 0.535% FRN 7/15/26 (a)	235,498	226,953
Series 2018-B, Class A2B, 1 mo. USD LIBOR + 0.720% 0.905% FRN 1/15/37 (a)	1,364,078	1,318,452
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 1.055% FRN 7/15/36 (a)	1,639,000	1,581,884
Series 2014-A, Class A2A, 3.050% 5/15/26 (a)	183,079	178,624
SoFi Alternative Trust, Series 2019-C, Class PT, 4.853% VRN 1/25/45 (a) (b)	1,796,567	1,951,182
SoFi Professional Loan Program LLC Series 2017-A, Class A1, 1 mo. USD LIBOR + 0.700% 0.885% FRN 3/26/40 (a)	247,083	241,227
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 1.935% FRN 8/25/36 (a)	219,579	216,865
Series 2019-C, Class A1FX, 2.130% 11/16/48 (a)	1,479,744	1,489,369
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	2,641,185	2,576,373
South Carolina Student Loan Corp., Series 2010-1, Class A2, 3 mo. USD LIBOR + 1.000% 1.991% FRN 7/25/25	204,018	204,019

		44,023,727

WL Collateral CMO — 10.5%
Angel Oak Mortgage Trust, Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	1,339,274	1,321,799
Banc of America Funding, Series 2006-G, Class 2A1, 1 mo. USD LIBOR + 0.440% 0.630% FRN 7/20/36	1,436,220	1,419,955
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1, 2.666% VRN 7/25/59 (a) (b)	7,349,603	7,324,712
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000% 1.118% FRN 8/25/49 (a)	3,729,401	3,713,206
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (b)	1,078,018	1,073,383

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (a) (b)	$308,570	$311,581
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	308,570	307,724
Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (a) (b)	1,009,327	1,026,177
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (b)	218,854	219,005
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	1,470,209	1,478,514
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	374,628	379,214
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	596,229	604,008
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	480,035	488,483
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	954,298	971,583
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 1.135% FRN 2/25/60 (a)	1,809,918	1,809,918
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + 0.310% 0.495% FRN 11/25/35	1,191,650	1,141,391
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	511,279	518,500
Sequoia Mortgage Trust Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	502,207	508,416
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	300,112	302,519
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	963,382	978,178
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	225,436	226,286
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	919,707	902,328
Verus Securitization Trust Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	913,074	912,536
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (a) (b)	2,175,239	2,225,812

	Principal Amount	Value
Series 2019-1, Class A3, 4.040% VRN 2/25/59 (a) (b)	$4,257,297	$4,290,377

		34,455,605

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $169,362,951)		164,838,811

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 3.0%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.214% 3.833% 3/01/37	184,917	194,686

Whole Loans — 2.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-DNA3, Class M1 1.000% 6/25/50 (a) (c)	9,600,000	9,600,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $9,788,442)		9,794,686

U.S. TREASURY OBLIGATIONS — 21.7%
U.S. Treasury Bonds & Notes — 21.7%
U.S. Treasury Inflation Index 0.125% 10/15/24	8,096,274	8,479,374
0.125% 4/15/25	595,692	624,052
0.125% 7/15/26	1,604,790	1,703,922
0.125% 1/15/30	8,273,025	8,937,365
0.250% 1/15/25	7,145,952	7,517,739
0.250% 7/15/29	2,355,993	2,577,341
0.250% 2/15/50	1,595,968	1,790,165
0.375% 7/15/25 (d)	1,968,148	2,101,830
0.375% 7/15/27	52,418	56,966
0.500% 4/15/24	2,745,360	2,885,305
0.500% 1/15/28	1,325,813	1,453,354
0.625% 4/15/23	1,780,942	1,851,765
0.625% 1/15/24	3,076,696	3,240,235
0.625% 1/15/26	2,401,376	2,599,915
0.625% 2/15/43	2,788,550	3,279,276
0.750% 7/15/28	2,222,045	2,505,153
0.750% 2/15/45	707,870	865,021
0.875% 2/15/47	637,416	811,974
1.000% 2/15/48	2,339,865	3,090,150
1.000% 2/15/49	265	352
1.375% 2/15/44	1,870,170	2,549,578
2.125% 2/15/41	1,288,144	1,921,961
3.375% 4/15/32	361,193	537,487

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.625% 4/15/28	$2,774,713	$3,733,651
3.875% 4/15/29	4,055,896	5,732,536

		70,846,467

TOTAL U.S. TREASURY OBLIGATIONS (Cost $66,685,259)		70,846,467

TOTAL BONDS & NOTES (Cost $250,160,606)		250,212,022

TOTAL PURCHASED OPTIONS (#) — 0.4% (Cost $1,845,236)		1,186,451

TOTAL LONG-TERM INVESTMENTS (Cost $252,005,842)		251,398,473

SHORT-TERM INVESTMENTS — 24.5%
Commercial Paper — 23.8%
American Electric Power, Inc. 0.223% 7/22/20 (a)	3,000,000	2,999,463
American Honda Finance Corp. 1.936% 8/21/20	3,000,000	2,997,825
Avangrid, Inc. 0.203% 7/06/20 (a)	3,000,000	2,999,865
Bayer Corp. 2.553% 7/15/20 (a)	4,000,000	3,999,550
Bemis Co., Inc. 0.304% 7/13/20 (a)	4,000,000	3,999,622
BP Capital Markets PLC 1.274% 11/02/20 (a)	3,000,000	2,996,823
Carnival Corp. 1.746% 11/25/20 (a)	6,000,000	5,834,906
Caterpillar Financial Services Co. 0.203% 7/24/20	4,000,000	3,999,256
Daimler Finance North America LLC 1.323% 8/27/20 (a)	3,000,000	2,997,733
Dominion Resources, Inc. 0.335% 11/03/20	3,000,000	2,992,440
Duke Energy Corp. 0.284% 8/03/20 (a)	3,000,000	2,999,034
Dupont De Nemours, Inc. 1.219% 7/02/20 (a)	3,000,000	2,999,936
Fidelity National Information Services, Inc. 0.274% 7/09/20 (a)	2,000,000	1,999,865
First Abu Dhabi Bank PJSC 0.304% 9/28/20 (a)	1,000,000	999,475
FMC Tech, Inc. 1.269% 7/13/20 (a)	2,000,000	1,999,624
1.269% 7/09/20 (a)	1,000,000	999,745

	Principal Amount	Value
Harley-Davidson, Inc. 2.395% 7/07/20 (a)	$4,000,000	$3,999,790
LyondellBasell Industries NV 0.284% 7/01/20 (a)	3,000,000	2,999,977
Mondelez International, Inc. 0.355% 8/04/20 (a)	2,000,000	1,999,325
Public Sevice Enterprise Group, Inc. 0.254% 7/20/20 (a)	3,000,000	2,999,522
Schlumberger Holdings Corp. 0.304% 8/07/20 (a)	3,000,000	2,998,372
Skandinaviska Enskilda Banken AB 0.233% 9/24/20 (a)	3,000,000	2,998,438
Sumitomo Mitsui Banking Corp. 0.244% 9/21/20 (a)	4,000,000	3,997,750
Suncor Energy, Inc. 1.759% 7/07/20 (a)	3,000,000	2,999,842
Toronto Dominion Bank 0.233% 9/24/20 (a)	3,000,000	2,998,502
Verizon Communication, Inc. 1.527% 7/28/20 (a)	2,000,000	1,999,513

		77,806,193

Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (e)	2,206,611	2,206,611

TOTAL SHORT-TERM INVESTMENTS (Cost $80,112,912)		80,012,804

TOTAL INVESTMENTS — 101.4% (Cost $332,118,754) (f)		331,411,277

Other Assets/(Liabilities) — (1.4)%		(4,559,317)

NET ASSETS — 100.0%		$326,851,960

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
PJSC	Public Joint Stock Company
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $217,444,564 or 66.53% of net assets.
(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(e)

Maturity value of $2,206,611. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $2,250,792.

(f)	See Note 6 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call

10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi- Annually	USD	1,967,000	$301,541	$98,335	$203,206

Put

10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC*	12/13/32	2.94%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	22,880,000	$590,304	$1,143,840	$(553,536)

10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	12,590,000	294,606	603,061	(308,455)

									884,910	1,746,901	(861,991)

									$1,186,451	$1,845,236	$(658,785)

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/20	35	$6,252,461	$(2,773)
U.S. Treasury Note 2 Year	9/30/20	23	5,076,119	2,928
U.S. Treasury Note 5 Year	9/30/20	19	2,387,887	1,215

				$1,370

Short
U.S. Treasury Ultra 10 Year	9/21/20	58	$(9,108,791)	$(25,303)
U.S. Treasury Ultra Bond	9/21/20	22	(4,811,670)	12,232

				$(13,071)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG Series 34†	1.00%	Quarterly	6/20/25	USD	1,800,000	$(21,039)	$6,392	$(27,431)

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

1.643%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	12/09/21	USD	11,000,000	$(181,918)	$-	$(181,918)

1.180%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	6/22/22	USD	3,000,000	597	-	597

1.669%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International*	11/08/22	USD	1,920,000	(38,501)	-	(38,501)

								$(219,822)	$-	$(219,822)

OTC Total Return Swaps

Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)

1.77%	USD	40,000,000	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	123,929	Maturity	BNP Paribas SA*	7/31/20	$1,754,317	$-	$1,754,317

1.76%	USD	60,000,000	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	186,216	Maturity	BNP Paribas SA*	8/31/20	2,739,904	-	2,739,904

1.79%	USD	50,000,000	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	156,349	Maturity	Goldman Sachs International*	7/31/20	2,677,113	-	2,677,113

1.76%	USD	50,000,000	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	155,180	Maturity	Goldman Sachs International*	8/31/20	2,283,253	-	2,283,253

0.31%	USD	32,000,000	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	96,168	Maturity	Goldman Sachs International*	10/30/20	400,983	-	400,983

									$9,855,570	$-	$9,855,570

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 92.4%

CORPORATE DEBT — 40.2%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 3.750% 10/01/21	$200,000	$207,354

Agriculture — 1.4%
BAT Capital Corp. 3.222% 8/15/24	415,000	444,459
Bunge Ltd. Finance Corp. 3.500% 11/24/20	930,000	938,790
Imperial Brands Finance PLC 3.125% 7/26/24 (a)	400,000	415,418
3.500% 2/11/23 (a)	387,000	401,506
Reynolds American, Inc. 4.000% 6/12/22	540,000	570,504

		2,770,677

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	20,383	14,654

Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 1.235% 1.627% FRN 2/15/23	275,000	246,155
3 mo. USD LIBOR + .810% 2.183% FRN 4/05/21	405,000	388,705
3.087% 1/09/23	260,000	247,650
3.350% 11/01/22	365,000	349,590
General Motors Financial Co., Inc. 3.250% 1/05/23	970,000	991,132
Hyundai Capital America 2.375% 2/10/23 (a)	600,000	604,489
2.850% 11/01/22 (a)	320,000	326,534
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	200,000	196,383

		3,350,638

Banks — 9.0%
ABN AMRO Bank NV 4.750% 7/28/25 (a)	435,000	479,404
Banco Santander SA 2.746% 5/28/25	200,000	207,263
3.500% 4/11/22	600,000	624,019
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	1,910,000	1,983,895
The Bank of Nova Scotia 4.500% 12/16/25	420,000	477,206
Barclays Bank PLC 10.179% 6/12/21 (a)	504,000	545,023

	Principal Amount	Value
Barclays PLC 3 mo. USD LIBOR + 1.380% 1.766% FRN 5/16/24	$485,000	$480,565
BPCE SA 5.700% 10/22/23 (a)	825,000	919,334
Citigroup, Inc. 4.400% 6/10/25	835,000	935,037
Credit Suisse AG 6.500% 8/08/23 (a)	930,000	1,013,942
Danske Bank A/S 5.000% 1/12/22 (a)	455,000	478,027
Discover Bank 3.350% 2/06/23	673,000	709,932
4.200% 8/08/23	310,000	338,508
First Horizon National Corp. 3.500% 12/15/20	520,000	524,058
The Goldman Sachs Group, Inc. 3.200% 2/23/23	570,000	604,801
4.250% 10/21/25	1,355,000	1,525,312
HSBC Holdings PLC 4.250% 3/14/24	865,000	933,282
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	820,000	852,341
Morgan Stanley SOFR + 1.990% 2.188% VRN 4/28/26	425,000	442,514
3.750% 2/25/23	521,000	562,259
MTN, MTN, 4.100% 5/22/23	424,000	458,224
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/08/25 (b)	335,000	335,410
2.448% 9/27/24	520,000	545,443
3.748% 7/19/23	321,000	347,693
Synchrony Bank 3.000% 6/15/22	470,000	479,894
UBS Group AG 4.125% 9/24/25 (a)	355,000	402,376

		17,205,762

Beverages — 0.3%
Bacardi Ltd. 4.450% 5/15/25 (a)	83,000	90,770
Molson Coors Beverage Co. 2.100% 7/15/21	230,000	232,824
3.500% 5/01/22	197,000	205,554

		529,148

Building Materials — 0.1%
Masco Corp. 3.500% 4/01/21	170,000	172,344

Chemicals — 1.3%
DuPont de Nemours, Inc. 4.493% 11/15/25	705,000	810,894

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Huntsman International LLC 5.125% 11/15/22	$960,000	$1,016,929
RPM International, Inc. 3.450% 11/15/22	8,000	8,257
The Sherwin-Williams Co. 2.750% 6/01/22	27,000	27,886
Syngenta Finance NV 4.441% 4/24/23 (a)	570,000	598,245

		2,462,211

Commercial Services — 0.3%
The ADT Security Corp. 6.250% 10/15/21	490,000	502,250

Computers — 1.6%
Dell International LLC / EMC Corp. 5.850% 7/15/25 (a)	432,000	496,454
4.000% 7/15/24 (a)	414,000	446,273
Genpact Luxembourg Sarl 3.375% 12/01/24	335,000	345,700
3.700% STEP 4/01/22	635,000	652,008
Leidos Holdings, Inc. 4.450% 12/01/20	635,000	633,174
Leidos, Inc. 2.950% 5/15/23 (a)	390,000	406,263

		2,979,872

Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875% 8/14/24	845,000	793,362
4.500% 9/15/23 (b)	255,000	255,030
Aircastle Ltd. 5.000% 4/01/23	1,010,000	984,067
Antares Holdings LP 6.000% 8/15/23 (a)	473,000	453,698
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (a)	335,000	281,118
Brookfield Finance, Inc. 4.000% 4/01/24	580,000	628,914
Lazard Group LLC 3.750% 2/13/25	805,000	854,725
LeasePlan Corp. NV 2.875% 10/24/24 (a)	280,000	286,304
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	1,250,000	1,173,341
Synchrony Financial 2.850% 7/25/22	605,000	615,336

		6,325,895

Electric — 1.1%
Ameren Corp. 2.500% 9/15/24	345,000	365,595
2.700% 11/15/20	455,000	457,784

	Principal Amount	Value
Enel Finance International NV 2.875% 5/25/22 (a)	$285,000	$294,789
Entergy Texas, Inc. 2.550% 6/01/21	95,000	96,465
Pacific Gas and Electric Co. 1.750% 6/16/22	640,000	641,024
Puget Energy, Inc. 6.000% 9/01/21	260,000	274,268

		2,129,925

Electronics — 0.1%
FLIR Systems, Inc. 3.125% 6/15/21	230,000	233,755

Household Products & Wares — 0.4%
Church & Dwight Co., Inc. 2.875% 10/01/22	701,000	732,752

Housewares — 0.5%
Newell Brands, Inc. 4.350% STEP 4/01/23	979,000	1,008,174

Insurance — 3.2%
American International Group, Inc. 2.500% 6/30/25	215,000	227,597
3.750% 7/10/25	490,000	542,254
AmTrust Financial Services, Inc. 6.125% 8/15/23	620,000	575,261
Athene Global Funding 2.750% 6/25/24 (a)	1,020,000	1,034,585
CNA Financial Corp. 5.750% 8/15/21	443,000	466,886
Enstar Group Ltd. 4.500% 3/10/22	685,000	693,990
Equitable Holdings, Inc. 3.900% 4/20/23	87,000	93,125
Jackson National Life Global Funding 2.500% 6/27/22 (a)	495,000	510,652
Lincoln National Corp. 4.000% 9/01/23	122,000	132,831
Trinity Acquisition PLC 3.500% 9/15/21	600,000	614,701
Unum Group 3.875% 11/05/25	620,000	643,708
4.500% 3/15/25	265,000	284,638
Willis Towers Watson PLC 5.750% 3/15/21	190,000	196,069

		6,016,297

Investment Companies — 1.4%
Ares Capital Corp. 4.200% 6/10/24	953,000	975,807
BlackRock TCP Capital Corp. 3.900% 8/23/24	360,000	351,381
4.125% 8/11/22	675,000	676,693

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sixth Street Specialty Lending, Inc. 3.875% 11/01/24	$655,000	$653,406

		2,657,287

Iron & Steel — 0.2%
Steel Dynamics, Inc. 2.400% 6/15/25	165,000	169,933
2.800% 12/15/24	250,000	260,179

		430,112

Lodging — 0.6%
Las Vegas Sands Corp. 3.200% 8/08/24	1,025,000	1,021,463
Marriott International, Inc. /MD 5.750% 5/01/25	161,000	174,904

		1,196,367

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 1.950% 7/02/23 (b)	120,000	120,788
3.875% 10/15/21	635,000	650,793

		771,581

Media — 0.7%
Discovery Communications LLC 2.950% 3/20/23	229,000	240,584
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	1,047,000	1,054,968

		1,295,552

Mining — 0.9%
Glencore Finance Canada Ltd. 4.250% STEP 10/25/22 (a)	254,000	268,516
Glencore Funding LLC 4.125% 5/30/23 (a)	360,000	384,850
Kinross Gold Corp. 5.125% 9/01/21	370,000	380,243
5.950% 3/15/24	550,000	618,247

		1,651,856

Oil & Gas — 1.1%
Continental Resources, Inc. 5.000% 9/15/22	390,000	383,175
EQT Corp. 3.000% 10/01/22	565,000	525,450
6.125% STEP 2/01/25	320,000	318,886
Newfield Exploration Co. 5.625% 7/01/24	505,000	482,552
Valero Energy Corp. 2.700% 4/15/23	390,000	404,636

		2,114,699

Packaging & Containers — 0.4%
Graphic Packaging International LLC 4.750% 4/15/21	759,000	768,487

	Principal Amount	Value
Pharmaceuticals — 1.4%
AbbVie, Inc. 3.800% 3/15/25 (a)	$495,000	$549,210
Becton Dickinson and Co. 3 mo. USD LIBOR + .875% 1.181% FRN 12/29/20	489,000	489,032
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 1.083% FRN 6/15/22	590,000	588,977
Mylan, Inc. 3.125% 1/15/23 (a)	525,000	551,766
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	240,000	235,114
Upjohn, Inc. 1.650% 6/22/25 (a)	190,000	193,730

		2,607,829

Pipelines — 1.8%
Energy Transfer Operating LP 4.200% 9/15/23	960,000	1,020,002
EnLink Midstream Partners LP 4.400% 4/01/24	490,000	406,945
EQM Midstream Partners LP 4.750% 7/15/23	505,000	508,399
MPLX LP 3 mo. USD LIBOR + 1.100% 1.413% FRN 9/09/22	1,050,000	1,032,580
Plains All American Pipeline LP/PAA Finance Corp. 3.850% 10/15/23	384,000	398,214

		3,366,140

Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	610,000	587,680

Real Estate Investment Trusts (REITS) — 2.0%
CubeSmart LP 4.375% 12/15/23	313,000	341,674
Essex Portfolio LP 3.500% 4/01/25	130,000	141,728
3.875% 5/01/24	170,000	184,955
SBA Tower Trust 2.836% 1/15/25 (a)	1,450,000	1,494,994
Service Properties Trust 4.350% 10/01/24	510,000	459,665
Tanger Properties LP 3.875% 12/01/23	510,000	501,132
VEREIT Operating Partnership LP 4.600% 2/06/24	570,000	608,137

		3,732,285

Retail — 1.8%
Advance Auto Parts, Inc. 4.500% 12/01/23	306,000	331,976

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Dollar Tree, Inc. 3.700% 5/15/23	$940,000	$1,007,421
O’Reilly Automotive, Inc. 3.800% 9/01/22	123,000	129,183
3.850% 6/15/23	873,000	919,109
QVC, Inc. 4.375% 3/15/23	1,060,000	1,059,894

		3,447,583

Semiconductors — 0.4%
Microchip Technology, Inc. 3.922% 6/01/21	390,000	397,600
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	370,000	381,039

		778,639

Telecommunications — 1.4%
AT&T, Inc. 3.400% 5/15/25	435,000	478,047
Qwest Corp 6.750% 12/01/21	485,000	512,551
Sprint Communications, Inc. 9.250% 4/15/22	330,000	364,650
T-Mobile USA, Inc. 1.500% 2/15/26 (a)	430,000	429,970
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	828,000	866,916

		2,652,134

Transportation — 0.4%
Ryder System, Inc. 3.400% 3/01/23	175,000	183,570
3.750% 6/09/23	482,000	514,345

		697,915

Trucking & Leasing — 0.6%
DAE Funding LLC 4.000% 8/01/20 (a)	205,000	203,463
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.875% 7/11/22 (a)	816,000	869,208

		1,072,671

TOTAL CORPORATE DEBT (Cost $75,385,779)		76,470,525

MUNICIPAL OBLIGATIONS — 0.2%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR 1.891% FRN 4/26/27	14,077	14,049

	Principal Amount	Value
Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class B, 28 day ARS 1.691% FRN 10/25/42	$450,000	$435,443

		449,492

TOTAL MUNICIPAL OBLIGATIONS (Cost $457,890)		449,492

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 49.4%
Auto Floor Plan ABS — 0.4%
Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 1.135% FRN 5/25/24 (a)	236,000	232,491
Series 2018-1, Class C, 1 mo. USD LIBOR + 1.050% 1.235% FRN 9/25/23 (a)	160,000	158,582
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 1.635% FRN 5/25/24 (a)	214,000	210,718
Series 2018-1, Class D, 1 mo. USD LIBOR + 1.550% 1.735% FRN 9/25/23 (a)	230,000	227,850

		829,641

Automobile ABS — 6.5%
American Credit Acceptance Receivables Trust Series 2017-4, Class C, 2.940% 1/10/24 (a)	9,481	9,481
Series 2019-1, Class C, 3.500% 4/14/25 (a)	675,000	685,423
AmeriCredit Automobile Receivables Trust Series 2020-1, Class D, 1.800% 12/18/25	947,000	875,742
Series 2019-3, Class D, 2.580% 9/18/25	588,000	559,739
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class C, 3.020% 8/20/26 (a)	1,259,000	1,131,256
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	1,005,582
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	233,000	219,082
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	500,000	469,698

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B 3.630% 1/19/24 (a)	$180,000	$184,177
Carmax Auto Owner Trust, Series 2019-4, Class D 2.800% 4/15/26	560,000	521,873
Carvana Auto Receivables Trust, Series 2019-4A, Class D 3.070% 7/15/25 (a)	719,000	708,002
Drive Auto Receivables Trust, Series 2019-4, Class D 2.700% 2/16/27	550,000	549,918
DT Auto Owner Trust, Series 2019-1A, Class C 3.610% 11/15/24 (a)	100,000	100,866
Exeter Automobile Receivables Trust Series 2019-3A, Class D, 3.110% 8/15/25 (a)	400,000	398,739
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	146,460	147,039
Hertz Fleet Lease Funding LP, Series 2019-1, Class D 3.440% 1/10/33 (a)	649,000	577,560
Hertz Vehicle Financing II LP, Series 2017-1A, Class B 3.560% 10/25/21 (a)	910,000	870,525
Hertz Vehicle Financing LLC, Series 2018-3A, Class B 4.370% 7/25/24 (a)	330,000	310,408
Hertz Vehicle Financing LP Series 2019-3A, Class B, 3.030% 12/26/25 (a)	410,000	390,885
Series 2016-2A, Class C, 4.990% 3/25/22 (a)	1,800,000	1,636,876
Oscar US Funding X LLC, Series 2019-1A, Class A4 3.270% 5/11/26 (a)	500,000	518,620
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (a)	170,000	162,963
Series 2019-A, Class C, 3.000% 1/26/32 (a)	101,000	100,326
Series 2019-A, Class D, 3.450% 1/26/32 (a)	215,000	213,894

		12,348,674

Commercial MBS — 4.3%
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.535% FRN 9/15/34 (a)	130,000	108,716

	Principal Amount	Value
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (c)	$370,000	$325,230
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (c)	450,000	359,647
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 7/15/35 (a)	770,000	727,683
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/15/35 (a)	950,000	876,435
BX Commercial Mortgage Trust Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.785% FRN 12/15/36 (a)	767,000	730,415
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.885% FRN 11/15/35 (a)	728,000	718,794
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 10/15/36 (a)	301,907	289,781
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.185% FRN 10/15/36 (a)	846,485	813,525
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 2.335% FRN 12/15/37 (a)	545,194	519,827
Commercial Mortgage Trust Series 2014-CR14, Class A2, 3.147% 2/10/47	90,050	90,043
Series 2015-DC1, Class AM, 3.724% 2/10/48	480,000	508,708
Series 2015-DC1, Class B, 4.035% VRN 2/10/48 (c)	333,000	335,539
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 1.785% FRN 5/15/36 (a)	200,000	193,759
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.558% VRN 7/10/39 (a) (c)	700,000	660,800
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 1.985% FRN 5/15/36 (a)	251,000	241,288
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B 3.769% 2/15/46	250,000	252,929
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D 4.057% 8/05/34 (a)	400,000	386,066

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 1.365% FRN 10/15/37 (a)	$90,000	$85,712

		8,224,897

Home Equity ABS — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 0.425% FRN 10/25/34 (a)	61,050	60,522

Other ABS — 21.7%
321 Henderson Receivables I LLC, Series 2010-3A, Class A 3.820% 12/15/48 (a)	168,157	174,696
321 Henderson Receivables LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 0.385% FRN 3/15/41 (a)	33,289	32,529
AASET Trust Series 2017-1A, Class A, 3.967% 5/16/42 (a)	142,466	120,104
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	643,463	573,798
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	388,436	394,875
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (a)	500,000	501,128
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	286,500	290,520
Ares LV CLO Ltd., Series 2020-55A, Class A1, 3 mo. USD LIBOR + 1.700% 2.074% FRN 4/15/31 (a)	500,000	498,990
Ascentium Equipment Receivables Trust, Series 2019-2A, Class E 3.780% 5/10/27 (a)	669,000	668,486
Avant Loans Funding Trust, Series 2019-A, Class A 3.480% 7/15/22 (a)	92,802	92,945
Bain Capital Credit CLO Ltd. 3 mo. USD LIBOR + 1.850% 0.739% FRN 7/19/31 (a)	500,000	500,523
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 3.019% FRN 1/15/29 (a)	750,000	729,694
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2R, 3 mo. USD LIBOR + 1.750% 2.969% FRN 1/15/29 (a)	500,000	482,415

	Principal Amount	Value
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (a)	$106,070	$106,505
Series 2019-A, Class B, 3.780% 9/26/33 (a)	298,832	295,246
CAL Funding Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	239,250	237,187
Capital Automotive REIT Series 2017-1A, Class A1, 3.870% 4/15/47 (a)	244,670	243,801
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	611,675	613,658
CARS-DB4 LP, Series 2020-1A, Class B1 4.170% 2/15/50 (a)	484,000	426,135
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	300,030	278,589
Cbam CLO Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270% 2.489% FRN 1/15/31 (a)	500,000	491,536
CIFC Funding 2015-IV Ltd., Series 2015-4A, Class A2R, 2.985% FRN 10/20/27 (a) (c)	300,000	293,229
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	405,067	404,525
CNH Equipment Trust, Series 2020-A, Class B 2.300% 10/15/27	235,000	235,379
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 0.645% FRN 9/25/34	1,186	1,052
DB Master Finance LLC Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	273,930	282,561
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	323,555	336,513
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.890% 2/20/32 (a)	448,031	446,547
Series 2016-1, Class A, 3.080% 11/20/28 (a)	200,762	200,808
Series 2018-1, Class A, 3.700% 1/21/31 (a)	162,733	164,999
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2II, 3.082% 7/25/47 (a)	341,250	344,525
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	353,700	375,758

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	$115,367	$114,897
Series 2016-A, Class A, 2.730% 4/25/28 (a)	212,434	211,371
Series 2017-A, Class B, 2.960% 3/25/30 (a)	341,829	334,000
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (c)	29,756	29,700
Series 2019-A, Class C, 3.450% 1/25/34 (a)	718,469	660,796
Elmwood CLO Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 2.585% FRN 4/20/31 (a)	350,000	346,913
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	122,309	123,250
Global SC Finance II SRL, Series 2013-1A, Class A 2.980% 4/17/28 (a)	83,583	83,302
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	231,057	221,781
Goodgreen Trust Series 2019-2A, Class A, 2.760% 10/15/54 (a)	591,333	585,909
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	306,459	312,208
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	297,017	310,986
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	263,811	274,401
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	189,307	193,676
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	192,505	201,565
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	411,612	437,942
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	340,470	364,219
Hilton Grand Vacations Trust, Series 2017-AA, Class B 2.960% 12/26/28 (a)	133,283	125,376
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	532,933	480,822
Horizon Aircraft Finance III Ltd, Series 2019-2, Class B 4.458% 11/15/39 (a)	683,333	378,308
KDAC Aviation Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (a)	192,555	163,325

	Principal Amount	Value
KREF Ltd., Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.544% FRN 6/15/36 (a)	$1,150,000	$1,123,959
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	350,000	349,909
Lunar Aircraft Ltd., Series 2020-1A, Class A 3.376% 2/15/45 (a)	328,013	299,444
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (a)	381,063	314,735
Magnetite XXVI Ltd., Series 2020-26A, Class A, 3 mo. USD LIBOR + 1.750% 1.949% FRN 7/15/30 (a)	750,000	750,384
Mariner Finance Issuance Trust, Series 2018-AA, Class A 4.200% 11/20/30 (a)	903,000	892,413
Marlette Funding Trust Series 2019-2A, Class A, 3.130% 7/16/29 (a)	84,241	82,438
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	146,000	145,645
Mosaic Solar Loans LLC Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	241,348	249,685
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	63,092	64,366
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.250% 2.469% FRN 1/15/28 (a)	600,000	579,085
New Residential Advance Receivables Trust Advance Receivables Backed Series 2019-T3, Class CT3, 2.710% 9/15/52 (a)	344,000	313,040
Series 2019-T4, Class DT4, 2.804% 10/15/51 (a)	714,000	635,460
Series 2019-T3, Class DT3, 3.055% 9/15/52 (a)	600,000	534,000
Series 2019-T2, Class DT2, 3.060% 8/15/53 (a)	220,000	209,277
NP SPE II LLC Series 2019-1A, Class A1, 2.574% 9/20/49 (a)	213,599	211,623
Series 2017-1A, Class A1, 3.372% 10/21/47 (a)	139,530	142,267
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3 mo. USD LIBOR + 1.450% 2.585% FRN 4/17/27 (a)	650,000	639,678
OneMain Financial Issuance Trust Series 2019-2A, Class A, 3.140% 10/14/36 (a)	1,500,000	1,503,988

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-2A, Class C, 3.660% 10/14/36 (a)	$600,000	$507,034
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.610% 3/08/29 (a)	385,677	374,033
Series 2016-A, Class B, 2.910% 3/08/29 (a)	158,155	135,365
Series 2019-A, Class D, 4.930% 4/09/38 (a)	533,036	489,664
Oxford Finance Funding Trust Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	281,000	284,407
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	37,123	37,289
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 3.035% FRN 2/25/23 (a)	250,000	245,018
Recette CLO Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 1.700% 2.835% FRN 10/20/27 (a)	250,000	243,247
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3 mo. USD LIBOR + 1.190% 2.325% FRN 10/20/30 (a)	1,000,000	976,396
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090% 2.309% FRN 1/15/30 (a)	400,000	390,614
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	430,000	454,094
Sierra Receivables Funding LLC Series 2016-2A, Class B, 2.780% 7/20/33 (a)	99,666	99,055
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	169,445	168,483
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	386,967	349,472
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	11,046	10,980
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	68,265	62,106
Series 2018-1A, Class B, 4.236% 4/20/35	364,663	356,116
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	313,677	292,399
SoFi Consumer Loan Program Trust Series 2016-2A, Class A, 3.090% 10/27/25 (a)	10,380	10,351
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	175,202	176,069
Series 2017-2, Class A, 3.280% 2/25/26 (a)	59,879	59,814

	Principal Amount	Value
Series 2019-3, Class D, 3.890% 5/25/28 (a)	$772,000	$683,244
Store Master Funding I-VII, Series 2018-1A, Class A3 4.400% 10/20/48 (a)	515,667	505,749
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + .800% 0.985% FRN 11/25/35 (a)	267,592	254,431
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (a)	985,000	1,003,980
TAL Advantage LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	338,929	338,108
TAL Advantage V LLC, Series 2014-2A, Class A2 3.330% 5/20/39 (a)	210,833	207,672
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	385,632	388,112
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1, 1 mo. USD LIBOR + .730% 0.915% FRN 3/15/22 (a)	610,000	607,922
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	920,000	916,505
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070% 2.205% FRN 10/20/28 (a)	1,000,000	988,177
Trinity Rail Leasing LP Series 2018-1A, Class A1, 3.820% 6/17/48 (a)	479,558	481,488
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	651,137	663,938
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	63,775	63,805
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	668,991	697,051
Triton Container Finance LLC Series 2017-2A, Class A, 3.620% 8/20/42 (a)	765,759	773,772
Series 2018-2A, Class A, 4.190% 6/22/43 (a)	440,000	440,132
VSE VOI Mortgage LLC, Series 2018-A, Class C 4.020% 2/20/36 (a)	176,430	160,636
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	37,660	37,336

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	$127,936	$126,115
Westgate Resorts LLC Series 2017-1A, Class A, 3.050% 12/20/30 (a)	102,084	101,731
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	210,154	206,606
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	231,292	174,607

		41,378,522

Student Loans ABS — 9.4%
Access Group Inc., Series 2004-A, Class A3, 1.699% FRN 7/01/39 (c)	200,000	197,122
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 7/25/58 (a)	140,000	122,250
College Ave Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.385% FRN 12/26/47 (a)	469,085	437,901
College Avenue Student Loans LLC Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650% 1.835% FRN 11/26/46 (a)	380,428	357,624
Series 2017-A, Class B, 4.500% 11/26/46 (a)	700,000	668,009
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 1.709% FRN 1/15/37	170,785	145,275
Commonbond Student Loan Trust Series 2019-AGS, Class B, 3.040% 1/25/47 (a)	577,373	556,510
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	43,149	42,354
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	52,272	51,726
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,386	36,149
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	94,461	91,667
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	59,032	58,780
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 2.085% FRN 10/25/44 (a)	203,082	203,322

	Principal Amount	Value
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 2.235% FRN 2/26/35 (a)	$59,438	$55,904
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 0.985% FRN 9/25/68 (a)	408,064	388,754
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME—1.150% 3.600% FRN 12/01/47 (a)	373,270	368,388
Educational Funding of the South, Inc., Series 2011-1, Class A2, 3 mo. USD LIBOR + .650% 1.641% FRN 4/25/35	356,460	344,657
ELFI Graduate Loan Program LLC, Series 2018-A, Class B 4.000% 8/25/42 (a)	224,996	223,510
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS 1.796% FRN 1/01/44 (a)	950,000	841,446
Laurel Road Prime Student Loan Trust Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	257,585
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	172,101	166,043
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	191,151	189,731
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + .720% 0.905% FRN 12/15/59 (a)	169,769	162,111
Navient Student Loan Trust Series 2018-1A, Class A3, 1 mo. USD LIBOR + 0.720% 0.905% FRN 3/25/67 (a)	850,000	758,704
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.085% FRN 12/27/67 (a)	400,000	398,868
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.335% FRN 3/25/66 (a)	713,237	696,210
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.335% FRN 7/26/66 (a)	1,300,000	1,266,079
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.435% FRN 6/25/65 (a)	572,410	560,714
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.485% FRN 3/25/66 (a)	560,000	519,718

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Private Education Loan Trust Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.935% FRN 12/26/40 (a)	$114,575	$108,784
Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	82,505	82,867
Nelnet Student Loan Trust Series 2007-2A, Class A4A2, 28 day ARS 1.497% FRN 6/25/35 (a)	600,000	527,634
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 10/25/47 (a)	270,000	243,613
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.685% FRN 6/25/54 (a)	130,000	121,163
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 0.592% FRN 2/15/45	308,031	271,770
SLM Student Loan Trust Series 2006-2, Class R, 0.000%1/25/41	1,396	713,431
Series 2005-5, Class A4, 3 mo. USD LIBOR + 0.140% 1.131% FRN 10/25/28	172,421	167,337
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 1.191% FRN 1/27/42	924,475	818,395
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 1.201% FRN 10/25/40	369,520	330,527
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 1.281% FRN 1/25/44	501,987	392,736
Series 2003-14, Class A6, 3 mo. USD LIBOR + 0.300% 1.291% FRN 7/25/25	94,017	91,142
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 1.291% FRN 1/25/41	375,299	330,923
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 1.301% FRN 1/25/55	148,273	131,871
SMB Private Education Loan Trust Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 0.935% FRN 11/15/35 (a)	489,874	475,907
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 1.055% FRN 7/15/36 (a)	504,000	486,436
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 1.185% FRN 6/15/37 (a)	500,000	484,343

	Principal Amount	Value
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 1.285% FRN 9/15/34 (a)	$177,732	$175,991
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 1.335% FRN 5/15/26 (a)	163,140	163,140
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 1.635% FRN 2/17/32 (a)	78,223	78,054
SoFi Professional Loan Program LLC Series 2017-D, Class R1, 0.000%9/25/40 (a)	1,000,000	347,060
Series 2018-A, Class R1, 0.000%2/25/42 (a)	1,000,000	482,315
Series 2018-D, Class R1, 0.000%2/25/48 (a)	956,000	232,977
Series 2019-A, Class R1, 0.000%6/15/48 (a)	1,314,800	322,783
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 1.135% FRN 1/25/39 (a)	32,250	32,250
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 1.385% FRN 6/25/33 (a)	53,706	53,438

		17,833,998

WL Collateral CMO — 7.1%
Angel Oak Mortgage Trust Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (c)	291,146	287,348
Series 2019-6, Class M1, 3.389% VRN 11/25/59 (a) (c)	800,000	768,756
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.493% VRN 8/25/34 (c)	3,627	3,524
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000% 1.118% FRN 8/25/49 (a)	1,398,525	1,392,452
Citigroup Mortgage Loan Trust Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (c)	486,276	484,185
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (c)	391,000	356,231
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.668% VRN 2/25/34 (c)	2,816	2,701
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (c)	738	698
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (c)	177,049	176,563

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-4A, Class M1, 3.484% VRN 10/25/59 (a) (c)	$550,000	$526,656
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (c)	387,606	386,425
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (c)	298,737	299,022
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (c)	422,005	424,388
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 3.487% VRN 8/25/34 (c)	1,070	1,073
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.687% VRN 8/25/34 (c)	6,587	6,455
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (c)	217,526	220,189
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (c)	352,317	356,914
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (c)	218,862	220,853
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (c)	267,630	272,340
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (c)	357	350
Series 2003-A4, Class IA, 4.234% VRN 7/25/33 (c)	359	340
New Residential Mortgage Loan Trust Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (c)	238,279	251,619
Series 2019-NQM2, Class A3, 3.752% VRN 4/25/49 (a) (c)	158,273	160,781
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (c)	401,810	409,088
Onslow Bay Financial LLC, Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (c)	684,686	698,124
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (c)	314,633	319,077
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (c)	282,126	285,808
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (c)	113,736	113,994
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (c)	386,699	391,480
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (c)	236,511	240,031
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (c)	150,056	151,260

	Principal Amount	Value
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (c)	$377,797	$383,599
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (c)	166,110	166,737
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (c)	41,790	42,071
Series 2019-1, Class A4, 4.000% VRN 2/25/49 (a) (c)	35,368	35,225
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, 3.000% VRN 10/25/31 (a) (c)	454,570	463,912
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (c)	532,984	522,913
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.673% VRN 3/25/34 (c)	3,840	3,772
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (c)	146,826	148,011
Verus Securitization Trust Series 2020-1, Class M1, 3.021% VRN 1/25/60 (a) (c)	1,034,000	961,617
Series 2019-4, Class M1, 3.207% VRN 11/25/59 (a) (c)	430,000	406,437
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	830,067	829,578
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	265,000	252,872
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 2.904% FRN 4/25/44	9,353	8,906

		13,434,375

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $97,937,747)		94,110,629

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.9%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association Series 2014-131, Class BW 4.047% 5/20/41 (c)	90,960	94,193

Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #C01079 7.500% 10/01/30	203	239
Pool #C01135 7.500% 2/01/31	865	1,011

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.636% 2.931% FRN 5/01/34	$5,159	$5,383
Pool #725692 1 year CMT + 2.137% 3.957% FRN 10/01/33	11,988	12,621
Pool #888586 1 year CMT + 2.195% 3.973% FRN 10/01/34	15,359	16,170
Pool #575667 7.000% 3/01/31	2,124	2,498
Pool #529453 7.500% 1/01/30	451	530
Pool #535996 7.500% 6/01/31	779	915
Pool #252926 8.000% 12/01/29	14	16
Pool #532819 8.000% 3/01/30	27	31
Pool #534703 8.000% 5/01/30	452	527
Pool #253437 8.000% 9/01/30	22	26
Pool #253481 8.000% 10/01/30	9	11
Pool #190317 8.000% 8/01/31	457	533
Pool #602008 8.000% 8/01/31	650	758
Pool #597220 8.000% 9/01/31	561	660
Government National Mortgage Association Pool #371146 7.000% 9/15/23	35	37
Pool #352022 7.000% 11/15/23	507	539
Pool #491089 7.000% 12/15/28	1,294	1,414
Pool #500928 7.000% 5/15/29	581	668
Pool #499410 7.000% 7/15/29	214	247
Pool #510083 7.000% 7/15/29	148	170
Pool #493723 7.000% 8/15/29	430	496
Pool #581417 7.000% 7/15/32	2,068	2,390
Government National Mortgage Association II Pool #008746 1 year CMT + 1.500% 3.125% FRN 11/20/25	560	572
Pool #080136 1 year CMT + 1.500% 3.125% FRN 11/20/27	118	121

		48,583

Whole Loans — 1.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class M1, 1.000% 6/25/50 (a) (b)	490,000	490,000
Series 2020-DNA3, Class M2, 1.000% 6/25/50 (a) (b)	1,436,000	1,436,000
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.335% FRN 9/25/31 (a)	464,441	458,948

	Principal Amount	Value
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.485% FRN 8/25/31 (a)	$1,065,499	$1,048,930

		3,433,878

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,608,570)		3,576,654

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bonds & Notes — 0.7%
U.S. Treasury Note 8.000% 11/15/21 (d)	1,220,000	1,351,214

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,395,661)		1,351,214

TOTAL BONDS & NOTES (Cost $178,785,647)		175,958,514

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $147,532)		72,072

TOTAL LONG-TERM INVESTMENTS (Cost $178,933,179)		176,030,586

SHORT-TERM INVESTMENTS — 7.4%
Commercial Paper — 7.4%
ABB Treasury Centre 0.233% 7/06/20 (a)	1,000,000	999,956
American Honda Finance Corp. 1.936% 8/21/20	1,000,000	999,275
2.088% 7/20/20	1,000,000	999,871
Bayer Corp. 0.609% 8/03/20 (a)	2,000,000	1,999,356
Bemis Co., Inc. 0.325% 7/07/20 (a)	1,000,000	999,953
Daimler Finance North America LLC 1.323% 8/27/20 (a)	1,000,000	999,244
1.606% 7/13/20 (a)	1,000,000	999,903
Duke Energy Corp. 0.284% 8/03/20 (a)	1,000,000	999,678
Fidelity National Information Services, Inc. 0.274% 7/09/20 (a)	1,000,000	999,933
Harley-Davidson Funding Corp. 0.507% 7/20/20 (a)	2,000,000	1,999,667

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LyondellBasell Industries NV 0.203% 7/29/20 (a)	$2,000,000	$1,999,489

		13,996,325

TOTAL SHORT-TERM INVESTMENTS (Cost $13,991,301)		13,996,325

TOTAL INVESTMENTS — 99.8% (Cost $192,924,480) (e)		190,026,911

Other Assets/(Liabilities) — 0.2%		364,002

NET ASSETS — 100.0%		$190,390,913

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
DAC	Designated Activity Company
FRN	Floating Rate Note
LIBOR	London Inter-Bank Offered Rate
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $119,528,285 or 62.78% of net assets.

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2020.

(d)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put

10-Year Interest Rate Swap, 2/02/43	Credit Suisse International*	1/31/33	3.11%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,080,000	$72,072	$147,532	$(75,460)

*	Contracts are subject to a Master Netting Agreement.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	9/21/20	158	$21,945,223	$43,933

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
90 Day Eurodollar	9/14/20	2	$(487,593)	$(11,082)
U.S. Treasury Ultra 10 Year	9/21/20	70	(10,993,603)	(30,303)
U.S. Treasury Note 2 Year	9/30/20	123	(27,159,573)	(2,287)
U.S. Treasury Note 5 Year	9/30/20	490	(61,455,425)	(158,247)
90 Day Eurodollar	12/14/20	2	(487,568)	(10,982)
90 Day Eurodollar	3/15/21	2	(487,743)	(11,257)
90 Day Eurodollar	9/13/21	3	(731,728)	(16,960)
90 Day Eurodollar	3/14/22	3	(731,503)	(17,147)
90 Day Eurodollar	9/19/22	3	(731,203)	(17,147)
90 Day Eurodollar	3/13/23	2	(487,168)	(11,432)
90 Day Eurodollar	12/18/23	3	(730,078)	(16,810)
90 Day Eurodollar	12/16/24	7	(1,701,414)	(37,911)

				$(341,565)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	900,000	$(10,710)	$3,914	$(14,624)

CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	800,000	(9,350)	2,841	(12,192)

						$(20,060)	$6,755	$(26,816)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	75.0%
Cayman Islands	6.5%
United Kingdom	1.8%
Ireland	1.5%
Japan	1.4%
Netherlands	1.2%
Bermuda	1.1%
Canada	1.0%
Switzerland	0.7%
Luxembourg	0.5%
France	0.5%
Sweden	0.5%
Spain	0.4%
Denmark	0.3%
Barbados	0.0%

Total Long-Term Investments	92.4%
Short-Term Investments and Other Assets and Liabilities	7.6%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 2.7%
Forest Products & Paper — 0.6%
Schweitzer-Mauduit International, Inc.	18,441	$616,114

Mining — 2.1%
Compass Minerals International, Inc. (a)	21,811	1,063,286
Kaiser Aluminum Corp.	14,250	1,049,085

		2,112,371

		2,728,485

Communications — 1.4%
Internet — 1.4%
Q2 Holdings, Inc. (a) (b)	16,176	1,387,739

Consumer, Cyclical — 12.5%
Auto Parts & Equipment — 2.7%
Dorman Products, Inc. (b)	17,675	1,185,462
Visteon Corp. (b)	22,818	1,563,033

		2,748,495

Entertainment — 0.3%
Cedar Fair LP (c)	11,153	306,708

Retail — 9.5%
AutoNation, Inc. (b)	38,906	1,462,087
BJ’s Wholesale Club Holdings, Inc. (b)	58,356	2,174,928
Jack in the Box, Inc.	17,628	1,306,058
Ollie’s Bargain Outlet Holdings, Inc. (b)	6,878	671,637
Suburban Propane Partners LP (c)	89,849	1,284,841
Texas Roadhouse, Inc.	27,122	1,425,804
The Wendy’s Co.	59,363	1,292,926

		9,618,281

		12,673,484

Consumer, Non-cyclical — 27.5%
Biotechnology — 3.6%
Emergent BioSolutions, Inc. (b)	24,470	1,935,088
NeoGenomics, Inc. (a) (b)	24,871	770,504
Twist Bioscience Corp. (a) (b)	13,264	600,859
Zai Lab Ltd. ADR (b)	4,457	366,053

		3,672,504

Commercial Services — 6.1%
ASGN, Inc. (b)	31,617	2,108,222
Korn Ferry	51,022	1,567,906
Monro, Inc.	24,698	1,356,908
Paylocity Holding Corp. (b)	8,069	1,177,186

		6,210,222

	Number of Shares	Value
Foods — 1.7%
BellRing Brands, Inc. Class A (b)	44,466	$886,652
The Simply Good Foods Co. (b)	45,915	853,100

		1,739,752

Health Care – Products — 8.2%
Adaptive Biotechnologies Corp. (a) (b)	14,055	679,981
AtriCure, Inc. (b)	23,071	1,037,041
Inspire Medical Systems, Inc. (b)	17,462	1,519,543
Intersect ENT, Inc. (b)	27,915	377,969
OraSure Technologies, Inc. (b)	29,823	346,842
Quidel Corp. (b)	6,794	1,520,090
Repligen Corp. (b)	8,810	1,089,004
Tandem Diabetes Care, Inc. (b)	18,099	1,790,353

		8,360,823

Health Care – Services — 4.7%
Addus HomeCare Corp. (b)	15,742	1,457,080
LHC Group, Inc. (b)	16,191	2,822,415
Tenet Healthcare Corp. (b)	28,904	523,451

		4,802,946

Household Products & Wares — 1.5%
Acco Brands Corp.	208,659	1,481,479

Pharmaceuticals — 1.7%
Axsome Therapeutics, Inc. (a) (b)	5,153	423,989
Collegium Pharmaceutical, Inc. (a) (b)	28,770	503,475
G1 Therapeutics, Inc. (a) (b)	13,351	323,895
uniQure NV (b)	10,547	475,248

		1,726,607

		27,994,333

Energy — 1.8%
Energy – Alternate Sources — 1.3%
Renewable Energy Group, Inc. (b)	54,744	1,356,556

Pipelines — 0.5%
Noble Midstream Partners LP (c)	55,508	469,598

		1,826,154

Financial — 19.4%
Banks — 5.5%
The Bank of NT Butterfield & Son Ltd.	41,566	1,013,795
BankUnited, Inc.	43,225	875,306
Cathay General Bancorp	25,740	676,962
CIT Group, Inc. (a)	30,705	636,514
Heritage Financial Corp.	45,213	904,260
IBERIABANK Corp.	22,055	1,004,385
Signature Bank	4,710	503,593

		5,614,815

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 2.5%
Federated Hermes, Inc.	21,236	$503,293
Focus Financial Partners, Inc. Class A (b)	28,299	935,282
Stifel Financial Corp.	23,102	1,095,728

		2,534,303

Insurance — 0.8%
ProSight Global, Inc. (b)	42,537	378,579
Selectquote, Inc. (b)	17,696	448,240

		826,819

Real Estate Investment Trusts (REITS) — 6.0%
Brandywine Realty Trust	109,518	1,192,651
DiamondRock Hospitality Co.	184,693	1,021,352
EPR Properties	35,612	1,179,826
Four Corners Property Trust, Inc.	70,931	1,730,716
National Storage Affiliates Trust	33,007	945,981

		6,070,526

Savings & Loans — 4.6%
Berkshire Hills Bancorp, Inc.	38,231	421,306
OceanFirst Financial Corp. (a)	44,913	791,816
Pacific Premier Bancorp, Inc.	45,554	987,611
Sterling Bancorp	58,897	690,273
WSFS Financial Corp.	61,646	1,769,240

		4,660,246

		19,706,709

Industrial — 16.1%
Building Materials — 2.4%
Masonite International Corp. (b)	15,615	1,214,535
Summit Materials, Inc. Class A (b)	76,083	1,223,414

		2,437,949

Electrical Components & Equipment — 3.2%
Energizer Holdings, Inc.	26,772	1,271,402
EnerSys	13,287	855,417
Generac Holdings, Inc. (b)	9,006	1,098,102

		3,224,921

Electronics — 0.8%
Atkore International Group, Inc. (b)	32,419	886,660

Engineering & Construction — 3.0%
Comfort Systems USA, Inc.	11,438	466,099
KBR, Inc.	67,984	1,533,039
TopBuild Corp. (b)	9,326	1,061,019

		3,060,157

Environmental Controls — 1.4%
Evoqua Water Technologies Corp. (b)	51,617	960,076
US Ecology, Inc.	13,592	460,497

		1,420,573

	Number of Shares	Value
Machinery – Diversified — 0.7%
Chart Industries, Inc. (b)	14,452	$700,778

Metal Fabricate & Hardware — 2.5%
Mayville Engineering Co., Inc. (b)	34,830	275,157
Rexnord Corp.	59,959	1,747,805
Valmont Industries, Inc.	4,468	507,654

		2,530,616

Miscellaneous – Manufacturing — 0.8%
EnPro Industries, Inc.	16,708	823,537

Transportation — 1.3%
CryoPort, Inc. (a) (b)	24,096	728,904
Hub Group, Inc. Class A (b)	12,641	604,998

		1,333,902

		16,419,093

Technology — 14.9%
Computers — 2.7%
CACI International, Inc. Class A (b)	6,355	1,378,273
Perspecta, Inc.	57,644	1,339,070

		2,717,343

Semiconductors — 5.7%
Brooks Automation, Inc.	41,560	1,838,614
MKS Instruments, Inc.	19,949	2,259,025
Semtech Corp. (b)	32,311	1,687,281

		5,784,920

Software — 6.5%
1Life Healthcare, Inc. (b)	13,969	507,354
Bottomline Technologies de, Inc. (b)	34,255	1,739,126
Envestnet, Inc. (b)	10,703	787,099
j2 Global, Inc. (a)	23,225	1,468,052
Zynga, Inc. Class A (b)	220,593	2,104,457

		6,606,088

		15,108,351

Utilities — 3.2%
Electric — 1.0%
Avista Corp.	27,407	997,341

Gas — 2.2%
National Fuel Gas Co.	18,652	782,078
South Jersey Industries, Inc.	59,080	1,476,409

		2,258,487

		3,255,828

TOTAL COMMON STOCK (Cost $88,901,459)		101,100,176

TOTAL EQUITIES (Cost $88,901,459)		101,100,176

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
State Street Navigator Securities Lending Prime Portfolio (d)	700,848	$700,848

TOTAL MUTUAL FUNDS (Cost $700,848)		700,848

TOTAL LONG-TERM INVESTMENTS (Cost $89,602,307)		101,801,024

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (e)	$596,928	596,928

TOTAL SHORT-TERM INVESTMENTS (Cost $596,928)		596,928

TOTAL INVESTMENTS — 100.8% (Cost $90,199,235) (f)		102,397,952

Other Assets/(Liabilities) — (0.8)%		(821,947)

NET ASSETS — 100.0%		$101,576,005

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $7,905,862 or 7.78% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $7,361,018 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $596,928. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $608,944.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 22.9%
Chemicals — 17.7%
The Chemours Co.	43,100	$661,585
Corteva, Inc. (a)	17,700	474,183
Dow, Inc. (a)	61,300	2,498,588
DuPont de Nemours, Inc.	6,600	350,658
Ingevity Corp. (a)	7,900	415,303

		4,400,317

Mining — 5.2%
Alcoa Corp. (a)	45,300	509,172
Arconic Corp. (a)	57,100	795,403

		1,304,575

		5,704,892

Communications — 2.2%
Media — 2.2%
Altice USA, Inc. Class A (a)	23,956	539,968

Consumer, Cyclical — 13.3%
Apparel — 1.4%
Kontoor Brands, Inc. (a)	18,900	336,609

Auto Parts & Equipment — 1.9%
Delphi Technologies PLC (a)	32,800	466,088

Distribution & Wholesale — 1.6%
IAA, Inc. (a)	10,300	397,271
Resideo Technologies, Inc. (a)	510	5,977

		403,248

Entertainment — 3.1%
Penn National Gaming, Inc. (a) (b)	25,200	769,608

Leisure Time — 1.5%
Brunswick Corp.	6,000	384,060

Lodging — 3.8%
Hilton Grand Vacations, Inc. (a)	14,400	281,520
Wyndham Hotels & Resorts, Inc.	15,700	669,134

		950,654

		3,310,267

Consumer, Non-cyclical — 16.0%
Commercial Services — 3.3%
PayPal Holdings, Inc. (a)	4,762	829,683

Foods — 5.7%
Lamb Weston Holdings, Inc.	22,100	1,412,853

Health Care – Products — 4.4%
West Pharmaceutical Services, Inc.	4,884	1,109,498

Pharmaceuticals — 2.6%
Zoetis, Inc.	4,649	637,099

		3,989,133

	Number of Shares	Value
Financial — 5.5%
Insurance — 3.8%
Brighthouse Financial, Inc. (a)	34,500	$959,790

Real Estate Investment Trusts (REITS) — 1.7%
Park Hotels & Resorts, Inc.	41,900	414,391

		1,374,181

Industrial — 37.5%
Building Materials — 9.0%
Carrier Global Corp.	101,300	2,250,886

Electronics — 11.6%
Fortive Corp.	12,900	872,814
Honeywell International, Inc.	3,060	442,446
Keysight Technologies, Inc. (a)	15,544	1,566,524

		2,881,784

Engineering & Construction — 9.5%
Arcosa, Inc.	37,179	1,568,954
frontdoor, Inc. (a)	9,900	438,867
Jacobs Engineering Group, Inc.	4,100	347,680

		2,355,501

Machinery – Diversified — 7.4%
Otis Worldwide Corp.	29,800	1,694,428
Welbilt, Inc. (a)	24,400	148,596

		1,843,024

		9,331,195

Technology — 2.4%
Computers — 2.4%
Perspecta, Inc.	25,437	590,902

TOTAL COMMON STOCK (Cost $24,992,595)		24,840,538

TOTAL EQUITIES (Cost $24,992,595)		24,840,538

MUTUAL FUNDS — 3.2%
Diversified Financial Services — 3.2%
State Street Navigator Securities Lending Prime Portfolio (c)	779,625	779,625

TOTAL MUTUAL FUNDS (Cost $779,625)		779,625

TOTAL LONG-TERM INVESTMENTS (Cost $25,772,220)		25,620,163

TOTAL INVESTMENTS — 103.0% (Cost $25,772,220) (d)		25,620,163

Other Assets/(Liabilities) — (3.0)%		(737,666)

NET ASSETS — 100.0%		$24,882,497

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $761,912 or 3.06% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2020 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 94.1%
Bermuda — 2.1%
Credicorp Ltd.	11,965	$1,599,361
Jardine Strategic Holdings Ltd.	47,389	1,022,900

		2,622,261

Brazil — 4.5%
Ambev SA	280,213	728,602
Ambev SA ADR	63,165	166,756
Atacadao SA	106,669	387,399
B3 SA – Brasil Bolsa Balcao	120,853	1,224,286
Itau Unibanco Holding SA Sponsored ADR	263,887	1,237,630
Vale SA Sponsored ADR	189,163	1,950,270

		5,694,943

Cayman Islands — 24.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	30,542	6,587,909
Budweiser Brewing Co. APAC Ltd. (b)	412,300	1,197,842
Huazhu Group Ltd. ADR (c)	108,203	3,792,515
Innovent Biologics, Inc. (a) (b)	148,500	1,102,975
Meituan Dianping Class B (a)	59,400	1,319,470
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	2,446	318,543
OneConnect Financial Technology Co. Ltd. (a)	51,130	933,634
Pagseguro Digital Ltd. Class A (a)	33,310	1,177,175
Tencent Holdings Ltd.	157,209	10,098,133
Wuxi Biologics Cayman, Inc. (a) (b)	23,500	430,589
ZTO Express Cayman, Inc. ADR	114,887	4,217,502

		31,176,287

Chile — 0.8%
Falabella SA	327,767	1,037,490

China — 5.3%
Jiangsu Hengrui Medicine Co. Ltd. Class A	225,177	2,939,726
Ping An Insurance Group Co. of China Ltd. Class A	381,262	3,851,835

		6,791,561

Colombia — 0.3%
Grupo Aval Acciones y Valores SA (c)	95,250	415,290

Egypt — 0.7%
Commercial International Bank Egypt SAE	232,929	936,733

France — 5.5%
Kering SA	12,853	6,981,357

	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	109	$47,742

		7,029,099

Hong Kong — 5.0%
AIA Group Ltd.	610,600	5,682,896
Hansoh Pharmaceutical Group Co. Ltd. (a) (b)	152,000	720,015

		6,402,911

India — 11.2%
HDFC Bank Ltd.	89,388	1,274,908
Housing Development Finance Corp. Ltd.	211,069	4,968,760
Kotak Mahindra Bank Ltd.	226,620	4,065,078
Oberoi Realty Ltd.	84,020	405,552
Tata Consultancy Services Ltd.	100,833	2,795,000
Zee Entertainment Enterprises Ltd.	315,798	714,895

		14,224,193

Indonesia — 1.3%
Bank Central Asia Tbk PT	531,600	1,060,149
Indocement Tunggal Prakarsa Tbk PT	337,997	279,426
Semen Indonesia Persero Tbk PT	394,300	265,836

		1,605,411

Italy — 2.0%
Brunello Cucinelli SpA (a)	133	3,947
Moncler SpA (a)	28,343	1,082,210
PRADA SpA (a)	414,700	1,437,728

		2,523,885

Mexico — 4.9%
Alsea SAB de CV (a)	243,074	239,114
Fomento Economico Mexicano SAB de CV	428,542	2,660,057
Fomento Economico Mexicano SAB de CV Sponsored ADR	10,873	674,235
Grupo Aeroportuario del Sureste SAB de CV Class B	42,284	473,716
Grupo Financiero Inbursa SAB de CV Class O	524,534	364,455
Grupo Mexico SAB de CV Series B	812,930	1,888,684

		6,300,261

Netherlands — 2.3%
Yandex NV Class A (a)	59,288	2,965,586

Philippines — 2.5%
Ayala Land, Inc.	1,641,900	1,099,202
SM Investments Corp.	96,455	1,799,357
SM Prime Holdings, Inc.	508,112	321,411

		3,219,970

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of Korea — 2.7%
Amorepacific Corp.	3,994	$561,629
AMOREPACIFIC Group	5,287	229,101
Samsung Biologics Co. Ltd. (a) (b)	4,058	2,634,092

		3,424,822

Russia — 6.7%
MMC Norilsk Nickel PJSC ADR (c)	398	10,479
MMC Norilsk Nickel PJSC ADR (Russia)	12,108	316,551
Novatek PJSC Sponsored GDR Registered (b)	3,387	481,632
Novatek PJSC Sponsored GDR Registered (b)	31,597	4,485,783
Polyus PJSC (a)	1,321	223,473
Polyus PJSC GDR (b) (d)	4,342	365,379
Polyus PJSC GDR (b) (d)	150	12,623
Sberbank of Russia PJSC	912,596	2,609,985

		8,505,905

South Africa — 0.8%
FirstRand Ltd.	470,438	1,031,223

Switzerland — 0.6%
Cie Financiere Richemont SA Registered	11,517	733,391

Taiwan — 6.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	751,000	7,947,112

Turkey — 0.5%
Akbank T.A.S. (a)	770,774	683,441

United States — 3.8%
Yum China Holdings, Inc.	100,652	4,838,342

TOTAL COMMON STOCK (Cost $107,197,779)		120,110,117

PREFERRED STOCK — 3.1%
Brazil — 1.4%
Lojas Americanas SA 0.640%	292,003	1,727,930

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	503,840	23,223

Singapore — 1.7%
Grab Holdings, Inc. (Acquired 6/18/19, Cost $2,160,355) (a) (d) (e) (f)	350,542	2,160,355

TOTAL PREFERRED STOCK (Cost $3,624,778)		3,911,508

TOTAL EQUITIES (Cost $110,822,557)		124,021,625

	Number of Shares	Value
MUTUAL FUNDS — 0.1%
United States — 0.1%
State Street Navigator Securities Lending Prime Portfolio (g)	78,885	$78,885

TOTAL MUTUAL FUNDS (Cost $78,885)		78,885

TOTAL LONG-TERM INVESTMENTS (Cost $110,901,442)		124,100,510

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/20, 0.000%, due 7/01/20 (h)	$3,767,084	3,767,084

TOTAL SHORT-TERM INVESTMENTS (Cost $3,767,084)		3,767,084

TOTAL INVESTMENTS — 100.2% (Cost $114,668,526) (i)		127,867,594

Other Assets/(Liabilities) — (0.2)%		(283,489)

NET ASSETS — 100.0%		$127,584,105

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2020, the aggregate market value of these securities amounted to $11,430,930 or 8.96% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2020, was $3,550,061 or 2.78% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,599,170 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2020, these securities amounted to a value of $2,538,357 or 1.99% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)

Restricted security. Certain securities are restricted as to resale. At June 30, 2020, these securities amounted to a value of $2,160,355 or 1.69% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $3,767,084. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/24, and an aggregate market value, including accrued interest, of $3,842,476.

(i)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	26.6%
Consumer, Cyclical	18.9%
Communications	17.0%
Consumer, Non-cyclical	12.1%
Technology	9.2%
Industrial	5.8%
Energy	3.9%
Basic Materials	3.7%
Mutual Funds	0.1%

Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$31,509,827	$341,726,612
Repurchase agreements, at value (Note 2) (b)	9,388,202	10,584,658
Other short-term investments, at value (Note 2) (c)	-	1,888,719

Total investments (d)	40,898,029	354,199,989

Cash	-	1,008,057
Foreign currency, at value (e)	-	-
Receivables from:
Investments sold
Regular delivery	-	1,157,955
Delayed delivery	-	20,596
Fund shares sold	-	10
Collateral pledged for open futures contracts (Note 2)	-	-
Investment adviser (Note 3)	-	-
Variation margin on open derivative instruments (Note 2)	346,870	-
Interest and dividends	20,748	1,803,689
Interest tax reclaim receivable	-	-
Foreign taxes withheld	10,620	-
Open swap agreements, at value (Note 2)	-	-

Total assets	41,276,267	358,190,296

Liabilities:
Payables for:
Investments purchased
Regular delivery	-	4,877,113
Delayed delivery	-	824,235
Collateral held for open swap agreements (Note 2)	-	-
Collateral held for open purchased options (Note 2)	-	-
Foreign currency overdraft	317	-
Interest and dividends	-	-
Fund shares repurchased	48	57,332
Collateral held for securities on loan (Note 2) (f)	7,453,974	-
Open swap agreements, at value (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	1,506	25,048
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	17,397	121,385
Administration fees	4,349	45,520
Service fees	1,034	6,589
Due to custodian	413,405	-
Commitment and Contingent Liabilities (Note 9)	-	-
Accrued expense and other liabilities	32,485	101,692

Total liabilities	7,924,515	6,058,914

Net assets	$33,351,752	$352,131,382

Net assets consist of:
Paid-in capital	$28,562,682	$345,421,249
Accumulated Gain (Loss)	4,789,070	6,710,133

Net assets	$33,351,752	$352,131,382

(a) Cost of investments:	$28,772,508	$338,828,695
(b) Cost of repurchase agreements:	$9,388,202	$10,584,658
(c) Cost of other short-term investments:	$-	$1,888,346
(d) Securities on loan with market value of:	$8,240,672	$-
(e) Cost of foreign currency:	$-	$-
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$32,420,315	$113,285,050	$251,398,473	$176,030,586	$101,801,024	$25,620,163	$124,100,510
732,759	-	2,206,611	-	596,928	-	3,767,084
-	-	77,806,193	13,996,325	-	-	-

33,153,074	113,285,050	331,411,277	190,026,911	102,397,952	25,620,163	127,867,594

-	3,001,448	13,670	1,967,234	-	83,378	82,656
-	-	-	-	-	-	233,977

-	280,527	2,849,595	446,221	193,054	-	221,419
-	-	-	-	-	-	-
-	19,299	9,307,006	20,402	8,063	-	9,129
-	-	125,000	-	-	-	-
-	7,213	-	-	-	-	7,984
-	-	17,119	3,829	-	-	-
13,605	1,977,002	382,909	926,947	70,112	9,912	86,985
-	696	-	2,790	-	-	-
-	-	-	-	-	-	6,571
-	-	9,856,167	-	-	-	-

33,166,679	118,571,235	353,962,743	193,394,334	102,669,181	25,713,453	128,516,315

-	52,067	5,810,260	-	-	-	587,839
-	2,114,737	9,600,000	2,633,625	-	-	-
-	-	8,550,000	-	-	-	-
-	-	1,140,000	150,000	-	-	-
-	-	-	-	-	-	-
-	-	1,457,355	-	-	-	-
44	60,531	21,840	32,095	262,254	18	17,587
132,326	-	-	-	700,848	779,625	78,885
-	-	220,419	-	-	-	-
1,586	13,814	55,297	23,000	20,150	1,328	9,830
-	-	2,760	-	-	-	-

12,855	61,825	155,174	57,609	57,605	13,379	117,240
4,285	15,456	-	24,690	-	3,344	16,748
1,025	26,111	26,950	20,815	11,364	474	8,819
-	-	-	-	-	-	-
-	-	-	-	-	-	-
33,772	57,693	70,728	61,587	40,955	32,788	95,262

185,893	2,402,234	27,110,783	3,003,421	1,093,176	830,956	932,210

$32,980,786	$116,169,001	$326,851,960	$190,390,913	$101,576,005	$24,882,497	$127,584,105

$28,455,127	$133,309,501	$313,348,248	$202,245,649	$86,345,261	$21,678,813	$109,913,489
4,525,659	(17,140,500)	13,503,712	(11,854,736)	15,230,744	3,203,684	17,670,616

$32,980,786	$116,169,001	$326,851,960	$190,390,913	$101,576,005	$24,882,497	$127,584,105

$28,081,038	$123,881,440	$252,005,842	$178,933,179	$89,602,307	$25,772,220	$110,901,442
$732,759	$-	$2,206,611	$-	$596,928	$-	$3,767,084
$-	$-	$77,906,301	$13,991,301	$-	$-	$-
$424,680	$-	$-	$-	$7,905,862	$761,912	$3,550,061
$-	$-	$-	$-	$-	$-	$233,424

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Initial Class shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$31,561,681	$340,895,690

Shares outstanding (a)	2,612,786	33,555,549

Net asset value, offering price and redemption price per share	$12.08	$10.16

Service Class shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class I shares:
Net assets	$1,790,071	$11,235,692

Shares outstanding (a)	149,288	1,109,199

Net asset value, offering price and redemption price per share	$11.99	$10.13

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$-	$-	$282,588,924	$-	$81,466,810	$-	$-

-	-	26,257,620	-	9,781,555	-	-

$-	$-	$10.76	$-	$8.33	$-	$-

$31,202,157	$73,210,815	$-	$156,268,786	$-	$24,083,897	$112,412,643

2,547,227	8,177,200	-	16,604,002	-	2,094,426	9,722,485

$12.25	$8.95	$-	$9.41	$-	$11.50	$11.56

$-	$-	$44,263,036	$-	$20,109,195	$-	$-

-	-	4,139,355	-	2,469,775	-	-

$-	$-	$10.69	$-	$8.14	$-	$-

$1,778,629	$42,958,186	$-	$34,122,127	$-	$798,600	$15,171,462

145,945	4,821,381	-	3,633,336	-	69,839	1,313,319

$12.19	$8.91	$-	$9.39	$-	$11.43	$11.55

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Investment income (Note 2):
Dividends (a)	$130,890	$-
Interest (b)	49,677	6,651,089
Securities lending net income	12,047	2,279

Total investment income	192,614	6,653,368

Expenses (Note 3):
Investment advisory fees	93,685	711,729
Custody fees	9,586	46,528
Interest expense	-	-
Audit fees	16,375	28,468
Legal fees	1,347	3,221
Proxy fees	516	518
Shareholder reporting fees	5,873	25,747
Trustees’ fees	770	9,722

	128,152	825,933
Administration fees:
Class II	22,133	259,032
Service Class I	1,288	7,867
Distribution and Service fees:
Service Class	-	-
Service Class I	2,147	13,111

Total expenses	153,720	1,105,943
Expenses waived (Note 3):
Class II fees reimbursed by adviser	-	-
Service Class I fees reimbursed by adviser	-	-
Class II advisory fees waived	-	-
Service Class I advisory fees waived	-	-

Net expenses	153,720	1,105,943

Net investment income (loss)	38,894	5,547,425

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	297,971	4,195,705
Futures contracts	233,422	-
Swap agreements	-	-
Foreign currency transactions	(13)	-
Forward contracts	8,222	-

Net realized gain (loss)	539,602	4,195,705

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(913,060)	(5,990,739)
Futures contracts	20,496	-
Swap agreements	-	-
Translation of assets and liabilities in foreign currencies	3,648	-
Forward contracts	(1,731)	-

Net change in unrealized appreciation (depreciation)	(890,647)	(5,990,739)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(351,045)	(1,795,034)

Net increase (decrease) in net assets resulting from operations	$(312,151)	$3,752,391

(a) Net of foreign withholding tax of:	$1,429	$-
(b) Net of foreign withholding tax of:	$-	$138
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short- Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$273,502	$-	$-	$77,835	$814,361	$162,074	$896,825
1,113	4,084,097	4,133,705	3,694,801	1,837	551	6,256
317	28,614	1,553	989	9,559	266	10,838

274,932	4,112,711	4,135,258	3,773,625	825,757	162,891	913,919

69,750	360,093	924,216	335,729	319,857	73,926	651,344
10,350	38,196	24,568	25,914	7,861	9,208	83,131
-	-	444,154	-	-	-	-
16,376	19,630	20,561	19,977	19,218	16,371	32,876
1,355	1,616	4,905	1,937	2,465	1,340	2,740
516	516	516	516	516	516	516
5,823	13,414	24,717	17,491	10,241	5,552	11,035
783	3,109	8,530	4,888	2,736	650	3,313

104,953	436,574	1,452,167	406,452	362,894	107,563	784,955

21,965	57,070	-	117,930	-	17,868	81,837
1,285	32,954	-	25,954	-	612	11,212

-	-	54,121	-	24,193	-	-
2,142	54,923	-	43,256	-	1,021	18,686

130,345	581,521	1,506,288	593,592	387,087	127,064	896,690

-	-	-	-	-	-	(38,594)
-	-	-	-	-	-	(5,341)
-	(26,625)	-	-	-	-	(21,824)
-	(15,385)	-	-	-	-	(2,989)

130,345	539,511	1,506,288	593,592	387,087	127,064	827,942

144,587	3,573,200	2,628,970	3,180,033	438,670	35,827	85,977

(339,314)	(3,418,793)	15,134,604	(233,995)	368,031	2,289,555	923,700
-	-	(299,037)	(3,841,616)	-	-	-
-	-	628,475	225,105	-	-	-
-	-	-	-	-	-	(36,551)
-	-	-	-	-	-	(167)

(339,314)	(3,418,793)	15,464,042	(3,850,506)	368,031	2,289,555	886,982

(233,224)	(8,748,287)	(13,171,001)	(4,605,380)	(13,413,298)	(5,551,583)	(13,289,000)*
-	-	29,934	(496,272)	-	-	-
-	-	9,047,418	(26,816)	-	-	-
-	-	-	-	-	-	(379)
-	-	-	-	-	-	-

(233,224)	(8,748,287)	(4,093,649)	(5,128,468)	(13,413,298)	(5,551,583)	(13,289,379)

(572,538)	(12,167,080)	11,370,393	(8,978,974)	(13,045,267)	(3,262,028)	(12,402,397)

$(427,951)	$(8,593,880)	$13,999,363	$(5,798,941)	$(12,606,597)	$(3,226,201)	$(12,316,420)

$887	$-	$-	$-	$-	$-	$93,137
$-	$-	$-	$1,590	$-	$-	$-
$-	$-	$-	$-	$-	$-	$289,109

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Asset Momentum Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$38,894	$216,363
Net realized gain (loss)	539,602	3,366,615
Net change in unrealized appreciation (depreciation)	(890,647)	5,677,370

Net increase (decrease) in net assets resulting from operations	(312,151)	9,260,348

Distributions to shareholders (Note 2):
Class II	-	(1,657,921)
Service Class I	-	(93,583)

Total distributions	-	(1,751,504)

Net fund share transactions (Note 5):
Class II	-	1,657,921
Service Class I	(70,488)	100,596

Increase (decrease) in net assets from fund share transactions	(70,488)	1,758,517

Total increase (decrease) in net assets	(382,639)	9,267,361
Net assets
Beginning of period	33,734,391	24,467,030

End of period	$33,351,752	$33,734,391

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund		MML Equity Rotation Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$5,547,425	$14,878,045	$144,587	$259,945
4,195,705	(21,876)	(339,314)	242,105
(5,990,739)	20,729,688	(233,224)	4,240,106

3,752,391	35,585,857	(427,951)	4,742,156

-	(14,724,090)	-	(657,606)
-	(274,456)	-	(34,524)

-	(14,998,546)	-	(692,130)

(50,845,843)	(52,559,883)	-	657,606
1,053,948	3,527,101	(82,069)	73,105

(49,791,895)	(49,032,782)	(82,069)	730,711

(46,039,504)	(28,445,471)	(510,020)	4,780,737

398,170,886	426,616,357	33,490,806	28,710,069

$352,131,382	$398,170,886	$32,980,786	$33,490,806

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML High Yield Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,573,200	$7,496,907
Net realized gain (loss)	(3,418,793)	(2,648,142)
Net change in unrealized appreciation (depreciation)	(8,748,287)	9,543,649

Net increase (decrease) in net assets resulting from operations	(8,593,880)	14,392,414

Distributions to shareholders (Note 2):
Initial Class	-	-
Class II	-	(5,130,049)
Service Class	-	-
Service Class I	-	(2,664,581)

Total distributions	-	(7,794,630)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	(8,152,007)	2,719,177
Service Class	-	-
Service Class I	(1,140,274)	5,213,508

Increase (decrease) in net assets from fund share transactions	(9,292,281)	7,932,685

Total increase (decrease) in net assets	(17,886,161)	14,530,469
Net assets
Beginning of period	134,055,162	119,524,693

End of period	$116,169,001	$134,055,162

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund		MML Short-Duration Bond Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$2,628,970	$8,153,425	$3,180,033	$6,010,397
15,464,042	194,123	(3,850,506)	(2,113,237)
(4,093,649)	20,740,223	(5,128,468)	4,826,501

13,999,363	29,087,771	(5,798,941)	8,723,661

-	(7,592,814)	-	-
-	-	-	(5,669,696)
-	(933,563)	-	-
-	-	-	(986,511)

-	(8,526,377)	-	(6,656,207)

(43,824,733)	(15,902,153)	-	-
-	-	(10,765,091)	(2,604,729)
(820,128)	(467,712)	-	-
-	-	(1,054,643)	5,283,556

(44,644,861)	(16,369,865)	(11,819,734)	2,678,827

(30,645,498)	4,191,529	(17,618,675)	4,746,281

357,497,458	353,305,929	208,009,588	203,263,307

$326,851,960	$357,497,458	$190,390,913	$208,009,588

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Equity Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$438,670	$829,975
Net realized gain (loss)	368,031	769,551
Net change in unrealized appreciation (depreciation)	(13,413,298)	24,207,655

Net increase (decrease) in net assets resulting from operations	(12,606,597)	25,807,181

Distributions to shareholders (Note 2):
Initial Class	-	(8,162,126)
Class II	-	-
Service Class	-	(1,918,740)
Service Class I	-	-

Total distributions	-	(10,080,866)

Net fund share transactions (Note 5):
Initial Class	(3,098,523)	(737,342)
Class II	-	-
Service Class	(125,713)	1,383,266
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(3,224,236)	645,924

Total increase (decrease) in net assets	(15,830,833)	16,372,239
Net assets
Beginning of period	117,406,838	101,034,599

End of period	$101,576,005	$117,406,838

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund		MML Strategic Emerging Markets Fund
Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

$35,827	$40,854	$85,977	$590,631
2,289,555	1,339,970	886,982	8,154,908
(5,551,583)	4,017,254	(13,289,379)	22,397,203

(3,226,201)	5,398,078	(12,316,420)	31,142,742

-	-	-	-
-	(38,829)	-	(320,921)
-	-	-	-
-	-	-	(885)

-	(38,829)	-	(321,806)

-	-	-	-
-	38,829	(1,987,510)	(14,466,841)
-	-	-	-
(58,190)	40,985	(477,398)	(441,125)

(58,190)	79,814	(2,464,908)	(14,907,966)

(3,284,391)	5,439,063	(14,781,328)	15,912,970

28,166,888	22,727,825	142,365,433	126,452,463

$24,882,497	$28,166,888	$127,584,105	$142,365,433

MML Series Investment Fund II – Financial Statements (Continued)

Statement of Cash Flows

For the Period Ended June 30, 2020

MML Inflation- Protected and Income Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$13,999,363
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(101,492,577)
Investments sold	359,581,748
(Increase) Decrease to the principal amount of inflation-indexed bonds	312,549
(Purchase) Sale of short-term investments, net	37,906,677
Amortization (Accretion) of discount and premium, net	(804,642)
(Increase) Decrease in receivable from interest and dividends	780,041
(Increase) Decrease in receivable from open swap agreements, at value	(9,535,518)
Increase (Decrease) in payable for Trustees’ fees and expenses	(11,544)
Increase (Decrease) in payable for investment advisory fees	(16,769)
Increase (Decrease) in payable for service fee	291
Increase (Decrease) in payable for open swap agreements, at value	97,295
Increase (Decrease) in collateral held for open swap agreements	8,550,000
Increase (Decrease) in collateral held for purchased options	(860,000)
Increase (Decrease) in payable for interest and dividends	1,457,355
Increase (Decrease) in payable for variation margin on open derivative instruments	(4,069)
Increase (Decrease) in payable for accrued expenses and other liabilities	(58,076)
Net change in unrealized (appreciation) depreciation on investments	13,171,001
Net realized (gain) loss from investments	(15,134,604)

Net cash from (used in) operating activities	307,938,521

Cash flows from (used in) financing activities:
Proceeds from shares sold	18,233,039
Payment on shares redeemed	(65,536,344)
Net Increase (Decrease) in reverse repurchase agreements	(260,269,675)
Increase (Decrease) in collateral held for reverse repurchase agreements	(1,140,146)

Net cash from (used in) financing activities	(308,713,126)

Net increase (decrease) in cash and restricted cash	(774,605)
Cash and restricted cash at beginning of period	913,275

Cash and restricted cash at end of period	$138,670

Non cash financing activities not included herein consist of:
Cash paid out for interest on reverse repurchase agreements	$1,116,600

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

	December 31, 2019	June 30, 2020
Cash	$275	$13,670
Collateral pledged for open futures contracts	-	125,000
Collateral pledged for open swap agreements	220,000	-
Collateral pledged for reverse repurchase agreements	693,000	-

Total cash and restricted cash as shown in the Statement of Cash Flows	$913,275	$138,670

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Asset Momentum Fund

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$12.19	$0.01		$(0.12)	$(0.11)	$-	$-	$-	$-	$12.08	(0.90%	)[b]	$31,562	0.97%	[a]	N/A		0.26%	[a]
12/31/19	9.33	0.08		3.45	3.53	(0.10)	(0.57)	-	(0.67)	12.19	37.93%		31,840	1.02%		0.98%		0.75%
12/31/18	12.44	0.07		(2.05)	(1.98)	(0.02)	(1.11)	-	(1.13)	9.33	(16.69%	)	23,087	0.93%		0.80%		0.58%
12/31/17	10.32	0.05		3.40	3.45	(0.18)	(1.15)	-	(1.33)	12.44	33.92%		27,728	0.93%		0.80%		0.45%
12/31/16	9.43	0.02		0.94	0.96	(0.07)	-	-	(0.07)	10.32	10.20%		20,688	0.97%		0.80%		0.25%
12/31/15[g]	10.00	0.00	[d]	(0.56)	(0.56)	(0.00)[d]	-	(0.01)	(0.01)	9.43	(5.62%	)[b]	18,773	1.25%	[a]	0.80%	[a]	0.01%	[a]
Service Class I
6/30/20[r]	$12.11	$0.00	[d]	$(0.12)	$(0.12)	$-	$-	$-	$-	$11.99	(0.99%	)[b]	$1,790	1.22%	[a]	N/A		0.01%	[a]
12/31/19	9.28	0.06		3.42	3.48	(0.08)	(0.57)	-	(0.65)	12.11	37.51%		1,894	1.27%		1.23%		0.49%
12/31/18	12.41	0.04		(2.05)	(2.01)	(0.01)	(1.11)	-	(1.12)	9.28	(16.93%	)	1,380	1.18%		1.05%		0.35%
12/31/17	10.29	0.02		3.41	3.43	(0.16)	(1.15)	-	(1.31)	12.41	33.77%		1,519	1.18%		1.05%		0.21%
12/31/16	9.42	0.01		0.92	0.93	(0.06)	-	-	(0.06)	10.29	9.85%		929	1.22%		1.05%		0.13%
12/31/15[g]	10.00	(0.02)		(0.56)	(0.58)	-	-	-	-	9.42	(5.80%	)[b]	232	1.50%	[a]	1.05%	[a]	(0.25%	)[a]

	Six months ended June 30, 2020[b,r]	Year ended December 31				Period ended December 31, 2015[b]
		2019	2018	2017	2016
Portfolio turnover rate	0%	14%	115%	19%	82%	141%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Dynamic Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$10.08	$0.16	$(0.08)	$0.08	$-	$-	$-	$10.16	0.89%	[b]	$340,896	0.61%	[a]	N/A		3.12%	[a]
12/31/19	9.61	0.35	0.48	0.83	(0.36)	-	(0.36)	10.08	8.73%		388,029	0.60%		0.60%	[l]	3.55%
12/31/18	9.95	0.34	(0.35)	(0.01)	(0.33)	-	(0.33)	9.61	(0.10%	)	420,344	0.59%		0.59%	[l]	3.52%
12/31/17	9.89	0.30	0.14	0.44	(0.34)	(0.04)	(0.38)	9.95	4.45%		447,146	0.59%		0.59%	[l]	3.00%
12/31/16	9.71	0.33	0.15	0.48	(0.30)	-	(0.30)	9.89	4.94%		421,624	0.59%		0.59%	[l]	3.27%
12/31/15[g]	10.00	0.17	(0.30)	(0.13)	(0.16)	-	(0.16)	9.71	(1.34%	)[b]	400,385	0.61%	[a]	0.60%	[a]	2.78%	[a]
Service Class I
6/30/20[r]	$10.07	$0.14	$(0.08)	$0.06	$-	$-	$-	$10.13	0.70%	[b]	$11,236	0.86%	[a]	N/A		2.89%	[a]
12/31/19	9.59	0.33	0.48	0.81	(0.33)	-	(0.33)	10.07	8.53%		10,142	0.85%		0.85%[l]		3.28%
12/31/18	9.93	0.32	(0.35)	(0.03)	(0.31)	-	(0.31)	9.59	(0.33%	)	6,272	0.84%		0.84%	[l]	3.30%
12/31/17	9.88	0.28	0.12	0.40	(0.31)	(0.04)	(0.35)	9.93	4.11%		4,412	0.84%		0.84%	[l]	2.77%
12/31/16	9.71	0.31	0.14	0.45	(0.28)	-	(0.28)	9.88	4.67%		2,907	0.84%		0.84%	[l]	3.14%
12/31/15[g]	10.00	0.15	(0.29)	(0.14)	(0.15)	-	(0.15)	9.71	(1.45%	)[b]	382	0.86%	[a]	0.85%	[a]	2.39%	[a]

	Six months ended June 30, 2020[b,r]	Year ended December 31				Period ended December 31, 2015[b]
		2019	2018	2017	2016
Portfolio turnover rate	81%	54%	68%	100%	79%	106%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Rotation Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$12.40	$0.05	$(0.20)	$(0.15)	$-	$-	$-	$-	$12.25	(1.21%	)[b]	$31,202	0.83%	[a]	N/A		0.95%	[a]
12/31/19	10.89	0.10	1.67	1.77	(0.05)	(0.21)	-	(0.26)	12.40	16.50%		31,593	0.86%		0.83%		0.84%
12/31/18	13.89	0.12	(1.23)	(1.11)	(0.12)	(1.77)	-	(1.89)	10.89	(8.86%	)	27,112	0.75%		0.65%		0.86%
12/31/17	11.28	0.10	3.30	3.40	(0.10)	(0.69)	-	(0.79)	13.89	30.09%		29,745	0.76%		0.65%		0.79%
12/31/16	9.71	0.13	1.57	1.70	(0.13)	-	-	(0.13)	11.28	17.48%		22,878	0.76%		0.65%		1.28%
12/31/15[g]	10.00	0.07	(0.29)	(0.22)	(0.06)	-	(0.01)	(0.07)	9.71	(2.18%	)[b]	19,462	0.96%	[a]	0.65%	[a]	1.06%	[a]
Service Class I
6/30/20[r]	$12.36	$0.04	$(0.21)	$(0.17)	$-	$-	$-	$-	$12.19	(1.38%	)[b]	$1,779	1.08%	[a]	N/A		0.70%	[a]
12/31/19	10.85	0.07	1.67	1.74	(0.02)	(0.21)	-	(0.23)	12.36	16.30%		1,898	1.11%		1.08%		0.59%
12/31/18	13.85	0.08	(1.22)	(1.14)	(0.09)	(1.77)	-	(1.86)	10.85	(9.10%	)	1,598	1.00%		0.90%		0.61%
12/31/17	11.27	0.07	3.28	3.35	(0.08)	(0.69)	-	(0.77)	13.85	29.68%		1,435	1.01%		0.90%		0.57%
12/31/16	9.71	0.09	1.58	1.67	(0.11)	-	-	(0.11)	11.27	17.22%		431	1.01%		0.90%		0.92%
12/31/15[g]	10.00	0.05	(0.28)	(0.23)	(0.06)	-	(0.00)[d]	(0.06)	9.71	(2.32%	)[b]	127	1.21%	[a]	0.90%	[a]	0.80%	[a]

	Six months ended June 30, 2020[b,r]	Year ended December 31				Period ended December 31, 2015[b]
		2019	2018	2017	2016
Portfolio turnover rate	18%	172%	102%	63%	90%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$9.57	$0.27	$(0.89)	$(0.62)	$-	$-	$-	$-	$8.95	(6.48%	)[b]	$73,211	0.88%	[a]	0.81%	[a]	6.04%	[a]
12/31/19	9.07	0.57	0.52	1.09	(0.59)	-	-	(0.59)	9.57	12.25%		86,651	0.88%		0.80%		5.98%
12/31/18	10.01	0.62	(0.94)	(0.32)	(0.62)	-	(0.00)[d]	(0.62)	9.07	(3.40%	)	79,542	0.85%		0.75%		6.29%
12/31/17	9.93	0.69	0.11	0.80	(0.67)	-	(0.05)	(0.72)	10.01	8.22%		95,599	0.84%		0.74%		6.71%
12/31/16	9.17	0.71	0.76	1.47	(0.71)	-	-	(0.71)	9.93	16.48%		95,180	0.84%		0.74%		7.42%
12/31/15	9.98	0.65	(0.74)	(0.09)	(0.66)	(0.06)	(0.00)[d]	(0.72)	9.17	(1.13%	)	113,880	0.83%		0.71%		6.56%
Service Class I
6/30/20[r]	$9.53	$0.26	$(0.88)	$(0.62)	$-	$-	$-	$-	$8.91	(6.51%	)[b]	$42,958	1.13%	[a]	1.06%	[a]	5.80%	[a]
12/31/19	9.04	0.54	0.52	1.06	(0.57)	-	-	(0.57)	9.53	11.86%		47,405	1.13%		1.05%		5.73%
12/31/18	9.97	0.59	(0.92)	(0.33)	(0.60)	-	(0.00)[d]	(0.60)	9.04	(3.54%	)	39,983	1.10%		1.00%		6.04%
12/31/17	9.90	0.66	0.11	0.77	(0.66)	-	(0.04)	(0.70)	9.97	7.88%		38,967	1.09%		0.99%		6.45%
12/31/16	9.14	0.69	0.75	1.44	(0.68)	-	-	(0.68)	9.90	16.25%		30,946	1.09%		0.99%		7.19%
12/31/15	9.95	0.62	(0.73)	(0.11)	(0.64)	(0.06)	(0.00)[d]	(0.70)	9.14	(1.39%	)	26,416	1.08%		0.97%		6.31%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	44%	54%	39%	63%	59%	70%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets (including Interest Expense)[p]		Ratio of expenses to average daily net assets (excluding Interest Expense)		Net investment income (loss) to average daily net assets (including Interest Expense)[p]
Initial Class
6/30/20[r]	$10.28	$0.08	$0.40	$0.48	$-	$-	$-	$-	$10.76	4.67%	[b]	$282,589	0.88%	[a]	0.61%	[a]	1.63%	[a]
12/31/19	9.72	0.23	0.58	0.81	(0.25)	-	-	(0.25)	10.28	8.31%		314,261	2.34%		0.60%		2.29%
12/31/18	10.16	0.30	(0.43)	(0.13)	(0.31)	-	-	(0.31)	9.72	(1.29%	)	311,927	2.08%		0.60%		2.97%
12/31/17	10.18	0.24	0.08	0.32	(0.28)	-	(0.06)	(0.34)	10.16	3.21%		377,984	1.50%		0.59%		2.33%
12/31/16	9.92	0.21	0.30	0.51	(0.25)	-	-	(0.25)	10.18	5.10%		375,135	1.13%		0.60%		2.00%
12/31/15	10.18	0.06	(0.20)	(0.14)	(0.12)	-	-	(0.12)	9.92	(1.41%	)	380,221	0.84%		0.59%		0.58%
Service Class
6/30/20[r]	$10.23	$0.07	$0.39	$0.46	$-	$-	$-	$-	$10.69	4.50%	[b]	$44,263	1.11%	[a]	0.86%	[a]	1.36%	[a]
12/31/19	9.68	0.20	0.58	0.78	(0.23)	-	-	(0.23)	10.23	8.05%		43,237	2.59%		0.85%		2.02%
12/31/18	10.12	0.27	(0.42)	(0.15)	(0.29)	-	-	(0.29)	9.68	(1.54%	)	41,379	2.33%		0.85%		2.72%
12/31/17	10.14	0.21	0.09	0.30	(0.26)	-	(0.06)	(0.32)	10.12	2.96%		46,104	1.75%		0.84%		2.08%
12/31/16	9.87	0.18	0.31	0.49	(0.22)	-	-	(0.22)	10.14	4.90%		47,025	1.38%		0.85%		1.77%
12/31/15	10.14	0.03	(0.20)	(0.17)	(0.10)	-	-	(0.10)	9.87	(1.65%	)	47,818	1.09%		0.84%		0.33%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	38%	44%	51%	34%	41%	50%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

p

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$9.69	$0.16	$(0.44)	$(0.28)	$-	$-	$-	$-	$9.41	(2.89%	)[b]	$156,269	0.57%	[a]	N/A		3.36%	[a]
12/31/19	9.59	0.29	0.13	0.42	(0.32)	-	-	(0.32)	9.69	4.45%		171,740	0.57%		0.57%	[k]	3.00%
12/31/18	9.73	0.26	(0.11)	0.15	(0.29)	-	-	(0.29)	9.59	1.53%		172,577	0.56%		0.55%		2.66%
12/31/17	9.75	0.20	0.05	0.25	(0.27)	-	(0.00)[d]	(0.27)	9.73	2.55%		213,602	0.55%		0.55%	[k]	2.08%
12/31/16	9.70	0.18	0.09	0.27	(0.22)	-	-	(0.22)	9.75	2.80%		203,294	0.56%		0.55%		1.84%
12/31/15	9.84	0.17	(0.08)	0.09	(0.23)	-	-	(0.23)	9.70	0.93%		155,210	0.55%		0.55%	[k]	1.73%
Service Class I
6/30/20[r]	$9.68	$0.15	$(0.44)	$(0.29)	$-	$-	$-	$-	$9.39	(3.00%	)[b]	$34,122	0.82%	[a]	N/A		3.11%	[a]
12/31/19	9.58	0.27	0.13	0.40	(0.30)	-	-	(0.30)	9.68	4.17%		36,270	0.82%		0.82%	[k]	2.76%
12/31/18	9.72	0.23	(0.11)	0.12	(0.26)	-	-	(0.26)	9.58	1.29%		30,686	0.81%		0.80%		2.42%
12/31/17	9.74	0.18	0.04	0.22	(0.24)	-	(0.00)[d]	(0.24)	9.72	2.29%		30,951	0.80%		0.80%	[k]	1.83%
12/31/16	9.69	0.16	0.09	0.25	(0.20)	-	-	(0.20)	9.74	2.55%		31,787	0.81%		0.80%		1.60%
12/31/15	9.83	0.15	(0.08)	0.07	(0.21)	-	-	(0.21)	9.69	0.68%		24,101	0.80%		0.80%	[k]	1.48%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	17%	53%	54%	51%	96%	51%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/20[r]	$9.34	$0.04	$(1.05)	$(1.01)	$-	$-	$-	$8.33	(10.82%)[b]	$81,467	0.73%[a]	0.94%[a]
12/31/19	8.17	0.07	1.96	2.03	(0.05)	(0.81)	(0.86)	9.34	26.46%	94,712	0.74%	0.79%
12/31/18	10.30	0.07	(0.82)	(0.75)	(0.05)	(1.33)	(1.38)	8.17	(10.19%)	82,609	0.71%	0.66%
12/31/17	9.45	0.06	1.27	1.33	(0.09)	(0.39)	(0.48)	10.30	14.37%	102,033	0.71%	0.64%
12/31/16	8.27	0.10	1.37	1.47	(0.09)	(0.20)	(0.29)	9.45	18.21%	97,747	0.72%	1.21%
12/31/15	10.64	0.09	(0.73)	(0.64)	(0.09)	(1.64)	(1.73)	8.27	(5.63%)	89,557	0.71%	0.89%
Service Class
6/30/20[r]	$9.14	$0.03	$(1.03)	$(1.00)	$-	$-	$-	$8.14	(10.93%)[b]	$20,109	0.98%[a]	0.69%[a]
12/31/19	8.01	0.05	1.91	1.96	(0.02)	(0.81)	(0.83)	9.14	26.15%	22,695	0.99%	0.54%
12/31/18	10.13	0.04	(0.80)	(0.76)	(0.03)	(1.33)	(1.36)	8.01	(10.41%)	18,425	0.96%	0.41%
12/31/17	9.31	0.04	1.24	1.28	(0.07)	(0.39)	(0.46)	10.13	14.08%	17,644	0.96%	0.40%
12/31/16	8.15	0.08	1.35	1.43	(0.07)	(0.20)	(0.27)	9.31	17.92%	13,279	0.97%	0.96%
12/31/15	10.52	0.06	(0.72)	(0.66)	(0.07)	(1.64)	(1.71)	8.15	(5.87%)	11,155	0.96%	0.67%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	20%	27%	50%	47%	63%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Special Situations Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$12.98	$0.02	$(1.50)	$(1.48)	$-	$-	$-	$-	$11.50	(11.40%	)[b]	$24,084	1.02%	[a]	N/A		0.30%	[a]
12/31/19	10.51	0.02	2.47	2.49	(0.02)	-	-	(0.02)	12.98	23.68%		27,196	1.05%		1.01%		0.16%
12/31/18	11.52	0.07	(0.62)	(0.55)	(0.06)	(0.40)	-	(0.46)	10.51	(4.83%	)	21,976	0.94%		0.80%		0.55%
12/31/17	9.71	0.01	1.82	1.83	(0.02)	-	-	(0.02)	11.52	18.82%		23,093	0.94%		0.80%		0.13%
12/31/16	8.43	0.04	1.30	1.34	(0.04)	-	(0.02)	(0.06)	9.71	15.84%		19,441	0.93%		0.80%		0.43%
12/31/15[g]	10.00	(0.00)[d]	(1.57)	(1.57)	-	-	(0.00)[d]	(0.00)[d]	8.43	(15.67%	)[b]	16,776	1.13%	[a]	0.80%	[a]	(0.07%	)[a]
Service Class I
6/30/20[r]	$12.93	$0.00 [d]	$(1.50)	$(1.50)	$-	$-	$-	$-	$11.43	(11.60%	)[b]	$799	1.27%	[a]	N/A		0.05%	[a]
12/31/19	10.47	(0.01)	2.47	2.46	-	-	-	-	12.93	23.50%		971	1.30%		1.26%		(0.09%	)
12/31/18	11.49	0.03	(0.61)	(0.58)	(0.04)	(0.40)	-	(0.44)	10.47	(5.13%	)	752	1.19%		1.05%		0.29%
12/31/17	9.69	(0.01)	1.81	1.80	-	-	-	-	11.49	18.58%		601	1.19%		1.05%		(0.13%	)
12/31/16	8.42	0.02	1.29	1.31	(0.03)	-	(0.01)	(0.04)	9.69	15.54%		359	1.18%		1.05%		0.18%
12/31/15[g]	10.00	(0.02)	(1.56)	(1.58)	-	-	-	-	8.42	(15.80%	)[b]	183	1.38%	[a]	1.05%	[a]	(0.30%	)[a]

	Six months ended June 30, 2020[b,r]	Year ended December 31				Period ended December 31, 2015[b]
		2019	2018	2017	2016
Portfolio turnover rate	59%	62%	33%	48%	74%	87%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Strategic Emerging Markets Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/20[r]	$12.67	$0.01	$(1.12)	$(1.11)	$-	$-	$11.56	(8.76%	)[b]	$112,413	1.42%	[a]	1.30%	[a]	0.17%	[a]
12/31/19	10.12	0.05	2.53	2.58	(0.03)	(0.03)	12.67	25.53%		125,192	1.33%		1.29%		0.45%
12/31/18	11.57	0.05	(1.48)	(1.43)	(0.02)	(0.02)	10.12	(12.40%	)	112,363	1.57%		1.35%		0.41%
12/31/17	8.64	0.02	2.92	2.94	(0.01)	(0.01)	11.57	34.02%		95,374	1.50%		1.37%		0.23%
12/31/16	8.15	0.02	0.51	0.53	(0.04)	(0.04)	8.64	6.49%		86,289	1.50%		1.40%		0.29%
12/31/15	9.63	0.03	(1.41)	(1.38)	(0.10)	(0.10)	8.15	(14.23%	)	84,356	1.60%		1.40%		0.34%
Service Class I
6/30/20[r]	$12.68	$(0.01)	$(1.12)	$(1.13)	$-	$-	$11.55	(8.91%	)[b]	$15,171	1.67%	[a]	1.55%	[a]	(0.10%	)[a]
12/31/19	10.13	0.02	2.53	2.55	(0.00)[d]	(0.00)[d]	12.68	25.18%		17,174	1.58%		1.54%		0.19%
12/31/18	11.59	0.02	(1.48)	(1.46)	-	-	10.13	(12.60%	)	14,089	1.82%		1.60%		0.15%
12/31/17	8.66	(0.00)[d]	2.93	2.93	-	-	11.59	33.83%		14,758	1.75%		1.62%		(0.04%	)
12/31/16	8.17	0.00 [d]	0.51	0.51	(0.02)	(0.02)	8.66	6.24%		9,913	1.75%		1.65%		0.03%
12/31/15	9.65	0.01	(1.41)	(1.40)	(0.08)	(0.08)	8.17	(14.46%	)	8,409	1.85%		1.65%		0.09%

	Six months ended June 30, 2020[b,r]	Year ended December 31
		2019	2018	2017	2016	2015
Portfolio turnover rate	23%	31%	38%	36%	32%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are nine series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and

Notes to Financial Statements (Continued)

the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market,

[1]

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Continued)

between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Notes to Financial Statements (Continued)

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Equity Rotation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2020. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2020, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3		Total
Asset Momentum Fund
Asset Investments
Common Stock	$5,602,143	$2,423,513	*	$-		$8,025,656
Rights	-	-		-	+**	-
U.S. Treasury Obligations	-	6,048,539		-		6,048,539
Mutual Funds	17,435,632	-		-		17,435,632
Short-Term Investments	-	9,388,202		-		9,388,202

Total Investments	$23,037,775	$17,860,254		$-		$40,898,029

Asset Derivatives
Futures Contracts	$698,140	$-		$-		$698,140

Dynamic Bond Fund
Asset Investments
Bank Loans (less Unfunded Loan Commitments)	$-	$12,101,994		$-		$12,101,994
Corporate Debt	-	88,603,911		-		88,603,911
Municipal Obligations	-	491,314		-		491,314
Non-U.S. Government Agency Obligations	-	78,669,308		-		78,669,308
Sovereign Debt Obligations	-	4,406,066		-		4,406,066
U.S. Government Agency Obligations and Instrumentalities	-	60,960,729		-		60,960,729
U.S. Treasury Obligations	-	96,493,137		-		96,493,137
Short-Term Investments	-	12,473,377		-		12,473,377
Unfunded Loan Commitments***	-	153	***	-		153

Total Investments	$-	$354,199,989		$-		$354,199,989

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3		Total
High Yield Fund
Asset Investments
Common Stock	$143,704	$811	$-	+**	$144,515
Bank Loans	-	5,822,230	-		5,822,230
Corporate Debt	-	107,318,305	-		107,318,305
Warrants	-	-	-	+**	-

Total Investments	$143,704	$113,141,346	$-		$113,285,050

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$3,549,391	$-		$3,549,391
Municipal Obligations	-	1,182,667	-		1,182,667
Non-U.S. Government Agency Obligations	-	164,838,811	-		164,838,811
U.S. Government Agency Obligations and Instrumentalities	-	9,794,686	-		9,794,686
U.S. Treasury Obligations	-	70,846,467	-		70,846,467
Purchased Options	-	1,186,451	-		1,186,451
Short-Term Investments	-	80,012,804	-		80,012,804

Total Investments	$-	$331,411,277	$-		$331,411,277

Asset Derivatives
Futures Contracts	$16,375	$-	$-		$16,375
Swap Agreements	-	9,856,167	-		9,856,167

Total	$16,375	$9,856,167	$-		$9,872,542

Liability Derivatives
Futures Contracts	$(28,076)	$-	$-		$(28,076)
Swap Agreements	-	(241,458)	-		(241,458)

Total	$(28,076)	$(241,458)	$-		$(269,534)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$76,470,525	$-		$76,470,525
Municipal Obligations	-	449,492	-		449,492
Non-U.S. Government Agency Obligations	-	94,110,629	-		94,110,629
U.S. Government Agency Obligations and Instrumentalities	-	3,576,654	-		3,576,654
U.S. Treasury Obligations	-	1,351,214	-		1,351,214
Purchased Options	-	72,072	-		72,072
Short-Term Investments	-	13,996,325	-		13,996,325

Total Investments	$-	$190,026,911	$-		$190,026,911

Asset Derivatives
Futures Contracts	$43,933	$-	$-		$43,933

Liability Derivatives
Futures Contracts	$(341,565)	$-	$-		$(341,565)
Swap Agreements	-	(20,060)	-		(20,060)

Total	$(341,565)	$(20,060)	$-		$(361,625)

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$1,599,361	$1,022,900	$-	$2,622,261
Brazil	5,694,943	-	-	5,694,943
Cayman Islands	17,027,278	14,149,009	-	31,176,287
Chile	1,037,490	-	-	1,037,490
China	-	6,791,561	-	6,791,561
Colombia	415,290	-	-	415,290
Egypt	-	936,733	-	936,733
France	-	7,029,099	-	7,029,099
Hong Kong	-	6,402,911	-	6,402,911
India	-	14,224,193	-	14,224,193
Indonesia	-	1,605,411	-	1,605,411
Italy	-	2,523,885	-	2,523,885
Mexico	6,300,261	-	-	6,300,261
Netherlands	2,965,586	-	-	2,965,586
Philippines	-	3,219,970	-	3,219,970
Republic of Korea	-	3,424,822	-	3,424,822
Russia	481,632	8,024,273	-	8,505,905
South Africa	-	1,031,223	-	1,031,223
Switzerland	-	733,391	-	733,391
Taiwan	-	7,947,112	-	7,947,112
Turkey	-	683,441	-	683,441
United States	4,838,342	-	-	4,838,342
Preferred Stock
Brazil	1,727,930	-	-	1,727,930
India	23,223	-	-	23,223
Singapore	-	-	2,160,355	2,160,355
Mutual Funds	78,885	-	-	78,885
Short-Term Investments	-	3,767,084	-	3,767,084

Total Investments	$42,190,221	$83,517,018	$2,160,355	$127,867,594

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at June 30, 2020 in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2020 is not presented.

***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2020.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, collateral pledged for open futures contracts, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, collateral held for open swap agreements, collateral held for open purchased options, amounts due to custodian, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2020.

The Funds had no Level 3 transfers during the period ended June 30, 2020.

Notes to Financial Statements (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/19	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 6/30/20	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/20
Strategic Emerging Markets Fund
Preferred Stock	$2,160,355	$-	$-	$-	$-	$-	$-	$-	$2,160,355	$-

The Strategic Emerging Markets Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Strategic Emerging Markets Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Strategic Emerging Markets Fund	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Preferred Stock — $ 2,160,355
Grab Holdings, Inc.	$2,160,355	Market Approach	Market Transaction	$6.16

Total	$2,160,355

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Notes to Financial Statements (Continued)

At June 30, 2020, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Futures Contracts^^	$-	$698,140	$-	$-	$698,140

Realized Gain (Loss)#
Purchased Options	$-	$201,594	$-	$-	$201,594
Forward Contracts	-	-	8,222	-	8,222
Futures Contracts	-	233,422	-	-	233,422

Total Realized Gain (Loss)	$-	$435,016	$8,222	$-	$443,238

Change in Appreciation (Depreciation)##
Purchased Options	$-	$(96,000)	$-	$-	$(96,000)
Forward Contracts	-	-	(1,731)	-	(1,731)
Futures Contracts	-	20,496	-	-	20,496

Total Change in Appreciation (Depreciation)	$-	$(75,504)	$(1,731)	$-	$(77,235)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$1,186,451	$1,186,451
Futures Contracts^^	-	-	-	16,375	16,375
Swap Agreements*	-	9,855,570	-	597	9,856,167

Total Value	$-	$9,855,570	$-	$1,203,423	$11,058,993

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(28,076)	$(28,076)
Swap Agreements^	-	-	-	(220,419)	(220,419)
Swap Agreements^^,^^^	(21,039)	-	-	-	(21,039)

Total Value	$(21,039)	$-	$-	$(248,495)	$(269,534)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$708,753	$708,753
Futures Contracts	-	-	-	(299,037)	(299,037)
Swap Agreements	241,009	442,547	-	(55,081)	628,475

Total Realized Gain (Loss)	$241,009	$442,547	$-	$354,635	$1,038,191

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(387,577)	$(387,577)
Futures Contracts	-	-	-	29,934	29,934
Swap Agreements	(27,431)	9,855,570	-	(780,721)	9,047,418

Total Change in Appreciation (Depreciation)	$(27,431)	$9,855,570	$-	$(1,138,364)	$8,689,775

Notes to Financial Statements (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$72,072	$72,072
Futures Contracts^^	-	-	-	43,933	43,933

Total Value	$-	$-	$-	$116,005	$116,005

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(341,565)	$(341,565)
Swap Agreements^^,^^^	(20,060)	-	-	-	(20,060)

Total Value	$(20,060)	$-	$-	$(341,565)	$(361,625)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$140,669	$140,669
Futures Contracts	-	-	-	(3,841,616)	(3,841,616)
Swap Agreements	225,105	-	-	-	225,105

Total Realized Gain (Loss)	$225,105	$-	$-	$(3,700,947)	$(3,475,842)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$132,126	$132,126
Futures Contracts	-	-	-	(496,272)	(496,272)
Swap Agreements	(26,816)	-	-	-	(26,816)

Total Change in Appreciation (Depreciation)	$(26,816)	$-	$-	$(364,146)	$(390,962)

Strategic Emerging Markets Fund
Realized Gain (Loss)#
Forward Contracts	$-	$-	$(167)	$-	$(167)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open swap agreements, at value.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement or similar agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.
##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.

For the period ended June 30, 2020, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions
Asset Momentum Fund	143	$1,418,159	$-	3,200	$-
Inflation-Protected and Income Fund	170	-	36,204,335	-	39,706,333
Short-Duration Bond Fund	951	-	3,383,333	-	13,491,667
Strategic Emerging Markets Fund	-	14,324	-	-	-

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, or shares/units outstanding for purchased options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2020.

Notes to Financial Statements (Continued)

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2020. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2020.

Asset Valuation Inputs

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Inflation-Protected and Income Fund
Barclays Bank PLC	$891,845	$-	$(890,000)	$1,845
BNP Paribas	4,494,221	-	(4,494,221)	-
Credit Suisse International	294,606	-	(294,606)	-
Goldman Sachs International	5,361,946	(220,419)	(3,960,000)	1,181,527

	$11,042,618	$(220,419)	$(4,850,000)	$1,183,372

Short-Duration Bond Fund
Credit Suisse International	$72,072	$-	$(72,072)	$-

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of June 30, 2020.

Liability Valuation Inputs

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Inflation-Protected and Income Fund
Goldman Sachs International	$(220,419)	$220,419	$-	$-

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2020, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Notes to Financial Statements (Continued)

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Financial Statements (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the

Notes to Financial Statements (Continued)

Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Notes to Financial Statements (Continued)

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Notes to Financial Statements (Continued)

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal,

Notes to Financial Statements (Continued)

interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The Dynamic Bond Fund entered into certain loan agreements which are unfunded. The Dynamic Bond Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the Dynamic Bond Fund’s Portfolio of Investments. At June 30, 2020, the Dynamic Bond Fund had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Notes to Financial Statements (Continued)

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

During the period ended June 30, 2020, the average balance outstanding for reverse repurchase agreements for the Inflation-Protected and Income Fund was $46,697,441. The maximum balance outstanding for the Inflation-Protected and Income Fund was $259,597,229 during the period ended June 30, 2020. The weighted average maturity was 31 days, at a weighted average interest rate of 1.913%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Inflation-Protected and Income Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2020, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2020, is reflected as securities lending income on the Statement of Operations.

Notes to Financial Statements (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Financial Statements (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Asset Momentum Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Dynamic Bond Fund	0.40% on the first $1 billion; and
0.35% on any excess over $1 billion
Equity Rotation Fund	0.45% on the first $500 million; and
0.40% on any excess over $500 million
High Yield Fund	0.60% on the first $300 million; and
0.575% on any excess over $300 million
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;
0.50% on the next $200 million; and
0.45% on any excess over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on any excess over $300 million
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on any excess over $500 million
Special Situations Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Strategic Emerging Markets Fund	1.05% on the first $500 million; and
1.00% on any excess over $500 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Asset Momentum Fund	0.475%
Equity Rotation Fund	0.30%
High Yield Fund	0.20%
Inflation-Protected and Income Fund	0.08%
Short-Duration Bond Fund	0.08%
Special Situations Fund	0.45%

Notes to Financial Statements (Continued)

MML Advisers has entered into investment subadvisory agreements with Invesco Advisers, Inc. (“Invesco”), pursuant to which Invesco serves as the subadviser to the Small Cap Equity Fund and Strategic Emerging Markets Fund. These agreements provide that Invesco manage the investment and reinvestment of the assets of the Funds. Invesco receives a subadvisory fee from MML Advisers, based upon the average daily net assets of each Fund.

MML Advisers has entered into an investment subadvisory agreement with DoubleLine Capital LP (“DoubleLine”), pursuant to which DoubleLine serves as the subadviser to the Dynamic Bond Fund. This agreement provides that DoubleLine manage the investment and reinvestment of the assets of the Fund. DoubleLine receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the Fund.

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

For the Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, Short-Duration Bond Fund, Special Situations Fund, and Strategic Emerging Markets Fund, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
Asset Momentum Fund	0.15%	0.15%
Dynamic Bond Fund	0.15%	0.15%
Equity Rotation Fund	0.15%	0.15%
High Yield Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%
Special Situations Fund	0.15%	0.15%
Strategic Emerging Markets Fund	0.15%	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Inflation-Protected and Income Fund*	0.60%	0.85%
Strategic Emerging Markets Fund**	1.35%	1.60%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect from May 1, 2020 through April 30, 2021.
**	Expense caps in effect through April 30, 2021.

Notes to Financial Statements (Continued)

MML Advisers has agreed to waive 0.07% of the advisory fee of the High Yield Fund through April 30, 2021.

MML Advisers has agreed to voluntarily waive 0.04% of the advisory fee of the Strategic Emerging Markets Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2020, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Asset Momentum Fund	$-	$-	$2,020,313	$2,026,943
Dynamic Bond Fund	240,288,802	45,905,954	264,185,404	73,368,821
Equity Rotation Fund	-	6,533,401	-	5,567,000
High Yield Fund	-	51,532,814	-	56,616,510
Inflation-Protected and Income Fund	61,183,810	55,719,027	303,384,535	59,107,561
Short-Duration Bond Fund	1,926,000	28,737,189	6,159,087	45,588,258
Small Cap Equity Fund	-	19,791,621	-	22,609,887
Special Situations Fund	-	14,801,491	-	14,527,799
Strategic Emerging Markets Fund	-	27,242,871	-	29,323,705

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount

Asset Momentum Fund Class II
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	137,816	1,657,921
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	137,816	$1,657,921

Notes to Financial Statements (Continued)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount

Asset Momentum Fund Service Class I
Sold	6,395	$69,121	15,169	$172,205
Issued as reinvestment of dividends	-	-	7,831	93,583
Redeemed	(13,481)	(139,609)	(15,399)	(165,192)

Net increase (decrease)	(7,086)	$(70,488)	7,601	$100,596

Dynamic Bond Fund Class II
Sold	3,656,159	$36,427,369	2,486,863	$24,624,642
Issued as reinvestment of dividends	-	-	1,472,138	14,724,090
Redeemed	(8,581,803)	(87,273,212)	(9,204,024)	(91,908,615)

Net increase (decrease)	(4,925,644)	$(50,845,843)	(5,245,023)	$(52,559,883)

Dynamic Bond Fund Service Class I
Sold	220,319	$2,226,580	400,531	$3,994,057
Issued as reinvestment of dividends	-	-	27,478	274,456
Redeemed	(118,503)	(1,172,632)	(74,418)	(741,412)

Net increase (decrease)	101,816	$1,053,948	353,591	$3,527,101

Equity Rotation Fund Class II
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	57,537	657,606
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	57,537	$657,606

Equity Rotation Fund Service Class I
Sold	1,185	$13,700	13,914	$164,106
Issued as reinvestment of dividends	-	-	3,062	34,524
Redeemed	(8,823)	(95,769)	(10,618)	(125,525)

Net increase (decrease)	(7,638)	$(82,069)	6,358	$73,105

High Yield Fund Class II
Sold	324,244	$3,054,877	2,120,691	$20,335,685
Issued as reinvestment of dividends	-	-	538,310	5,130,049
Redeemed	(1,204,958)	(11,206,884)	(2,371,349)	(22,746,557)

Net increase (decrease)	(880,714)	$(8,152,007)	287,652	$2,719,177

High Yield Fund Service Class I
Sold	323,573	$2,988,951	920,037	$8,754,054
Issued as reinvestment of dividends	-	-	280,545	2,664,581
Redeemed	(475,346)	(4,129,225)	(652,228)	(6,205,127)

Net increase (decrease)	(151,773)	$(1,140,274)	548,354	$5,213,508

Inflation-Protected and Income Fund Initial Class
Sold	1,446,366	$15,354,966	3,300,920	$33,165,216
Issued as reinvestment of dividends	-	-	741,556	7,592,814
Redeemed	(5,750,030)	(59,179,699)	(5,582,605)	(56,660,183)

Net increase (decrease)	(4,303,664)	$(43,824,733)	(1,540,129)	$(15,902,153)

Notes to Financial Statements (Continued)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount

Inflation-Protected and Income Fund Service Class
Sold	526,544	$5,511,265	649,088	$6,580,148
Issued as reinvestment of dividends	-	-	91,684	933,563
Redeemed	(613,712)	(6,331,393)	(791,028)	(7,981,423)

Net increase (decrease)	(87,168)	$(820,128)	(50,256)	$(467,712)

Short-Duration Bond Fund Class II
Sold	762,949	$7,169,081	2,432,078	$23,653,689
Issued as reinvestment of dividends	-	-	585,428	5,669,696
Redeemed	(1,882,035)	(17,934,172)	(3,291,038)	(31,928,114)

Net increase (decrease)	(1,119,086)	$(10,765,091)	(273,532)	$(2,604,729)

Short-Duration Bond Fund Service Class I
Sold	646,059	$6,025,635	1,506,957	$14,628,910
Issued as reinvestment of dividends	-	-	101,973	986,511
Redeemed	(759,001)	(7,080,278)	(1,066,207)	(10,331,865)

Net increase (decrease)	(112,942)	$(1,054,643)	542,723	$5,283,556

Small Cap Equity Fund Initial Class
Sold	315,345	$2,370,257	497,375	$4,508,334
Issued as reinvestment of dividends	-	-	1,011,971	8,162,126
Redeemed	(674,798)	(5,468,780)	(1,482,987)	(13,407,802)

Net increase (decrease)	(359,453)	$(3,098,523)	26,359	$(737,342)

Small Cap Equity Fund Service Class
Sold	245,461	$1,808,022	324,752	$2,884,498
Issued as reinvestment of dividends	-	-	242,830	1,918,740
Redeemed	(258,209)	(1,933,735)	(385,124)	(3,419,972)

Net increase (decrease)	(12,748)	$(125,713)	182,458	$1,383,266

Special Situations Fund Class II
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	3,024	38,829
Redeemed	-	-	-	-

Net increase (decrease)	-	$-	3,024	$38,829

Special Situations Fund Service Class I
Sold	2,375	$23,573	8,036	$100,115
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(7,624)	(81,763)	(4,760)	(59,130)

Net increase (decrease)	(5,249)	$(58,190)	3,276	$40,985

Strategic Emerging Markets Fund Class II
Sold	846,307	$9,779,491	1,341,680	$15,011,572
Issued as reinvestment of dividends	-	-	29,362	320,921
Redeemed	(1,002,864)	(11,767,001)	(2,590,677)	(29,799,334)

Net increase (decrease)	(156,557)	$(1,987,510)	(1,219,635)	$(14,466,841)

Notes to Financial Statements (Continued)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019

	Shares	Amount	Shares	Amount

Strategic Emerging Markets Fund Service Class I
Sold	67,255	$754,467	199,744	$2,290,189
Issued as reinvestment of dividends	-	-	81	885
Redeemed	(108,667)	(1,231,865)	(236,412)	(2,732,199)

Net increase (decrease)	(41,412)	$(477,398)	(36,587)	$(441,125)

6.	Federal Income Tax Information

At June 30, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$38,160,710	$3,636,656	$(899,337)	$2,737,319
Dynamic Bond Fund	351,313,352	14,984,263	(12,085,973)	2,898,290
Equity Rotation Fund	28,813,797	6,114,670	(1,775,393)	4,339,277
High Yield Fund	123,881,440	3,151,668	(13,748,058)	(10,596,390)
Inflation-Protected and Income Fund	332,118,754	5,622,582	(6,330,059)	(707,477)
Short-Duration Bond Fund	192,924,480	2,840,487	(5,738,056)	(2,897,569)
Small Cap Equity Fund	90,199,235	25,582,259	(13,383,542)	12,198,717
Special Situations Fund	25,772,220	3,060,463	(3,212,520)	(152,057)
Strategic Emerging Markets Fund	114,668,526	23,959,053	(10,759,985)	13,199,068

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2019, for federal income tax purposes, there were no unused capital losses.

At December 31, 2019, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Dynamic Bond Fund	$1,630,004	$5,416,897
High Yield Fund	352,064	5,917,633
lnflation-Protected and Income Fund	2,107,985	8,884,494
Short-Duration Bond Fund	851,776	6,470,222

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Notes to Financial Statements (Continued)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2019, was as follows:

	Ordinary Income	Long Term Capital Gain
Asset Momentum Fund	$268,383	$1,483,121
Dynamic Bond Fund	14,998,546	-
Equity Rotation Fund	128,591	563,539
High Yield Fund	7,794,630	-
lnflation-Protected and Income Fund	8,526,377	-
Short-Duration Bond Fund	6,656,207	-
Small Cap Equity Fund	1,463,827	8,617,039
Special Situations Fund	38,829	-
Strategic Emerging Markets Fund	321,806	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2019:

Amount
Strategic Emerging Markets Fund	$226,891

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2019, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$110,862	$1,342,699	$(1,428)	$3,649,088
Dynamic Bond Fund	1,155,876	(7,046,901)	(25,216)	8,873,983
Equity Rotation Fund	130,914	265,361	(1,508)	4,558,843
High Yield Fund	28,854	(6,269,697)	(15,413)	(2,290,364)
lnflation-Protected and Income Fund	367,444	(10,992,479)	(63,962)	10,193,346
Short-Duration Bond Fund	118,091	(7321,998)	(25,841)	1,173,953
Small Cap Equity Fund	849,411	991,346	(23,540)	26,020,124
Special Situations Fund	2,923	1,051,589	(1,267)	5,376,640
Strategic Emerging Markets Fund	549.224	3,746,056	(10,247)	25,702,003

The Funds did not have any unrecognized tax benefits at June 30, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2020, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

Notes to Financial Statements (Continued)

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amount sought to be recovered from the Small Cap Equity Fund is approximately $93,500, plus interest and the Official Committee’s court costs.

The Fund cannot predict the outcome of this proceeding. Accordingly, the Fund has not accrued any amounts related to this proceeding. If the proceeding were to be decided in a manner adverse to the Fund, or if the Fund was to enter into a settlement agreement with the Trustee, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the net assets of the Fund at the time of such judgment or settlement.

10.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadvisers, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have adopted a Liquidity Risk Management Program (the “Program”). The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 10, 2020, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting any of the Funds or their ability to timely meet redemptions without dilution to existing shareholders were noted in the report. In addition, the Committee provided its assessment that the Program had been effective in managing each Fund’s liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in May and June 2020, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

Other Information (Unaudited) (Continued)

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2019. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the total net expense ratios for the Inflation-Protected and Income Fund, Small Cap Equity Fund, Special Situations Fund, High Yield Fund, and Asset Momentum Fund were within the top sixty percent of their peer groups. Of those Funds, all had net advisory fees below the medians of their peers, except the Inflation-Protected and Income Fund. The Committee considered MML Advisers’ statement, as to the Inflation-Protected and Income Fund, that the advisory arrangement for the Fund requires MML Advisers to bear shareholder servicing expenses having the effect of increasing the Fund’s net advisory fee above the rate that would otherwise prevail, and that the shareholder services in question are the same as the services required under any separate shareholder servicing agreement relating to other Funds in the Trust and the MML Series Investment Fund. The Committee considered MML Advisers’ statement that, if the net advisory fees for the Fund were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee would be less than the applicable peer group median.

In the case of the Equity Rotation Fund and Dynamic Bond Fund, the Committee noted that the Funds’ net advisory fees were below the medians of their peers, although their total net expense ratios were higher than the sixtieth comparative percentiles of their peer groups. The Committee considered that the Funds’ relatively low net advisory fees, and other factors cited by MML Advisers, including recent favorable investment performance, and/or MML Advisers’ conviction in the Fund’s subadviser, favored continuation of the Funds’ advisory agreements. For the Equity Rotation Fund, the Committee considered MML Advisers’ statement that the Fund’s small size contributed substantially to its relatively high total net expense ratio.

The Committee noted that the Strategic Emerging Markets Fund had both a total net expense ratio and net advisory fee above the sixtieth comparative percentile of its peers, and that the Short-Duration Bond Fund had a total expense ratio above the sixtieth comparative percentile of its peers and a net advisory fee at the 54th comparative percentile. In each case, the Committee considered that the Fund had achieved favorable three-year performance relative to its peers, notwithstanding the relatively high

Other Information (Unaudited) (Continued)

net advisory fees and total net expenses paid by the Funds. MML Advisers noted that each Fund’s net advisory fee was within three basis points of the Fund’s peer group median. In each case, the Committee determined that the Fund’s net advisory fee did not appear unreasonable in light of the information presented.

The Committee determined on the basis of these factors that the Funds’ net advisory fees, and the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.

The Committee considered that the Strategic Emerging Markets Fund, Small Cap Equity Fund, Asset Momentum Fund, and Short-Duration Bond Fund achieved one- and three-year investment performance above the medians of their performance categories.

The Committee considered MML Advisers’ statements regarding the High Yield Fund, which has achieved favorable long-term performance, but underperformed for the one- and three-year periods. The Committee considered MML Advisers’ statements that it maintains confidence in the Fund’s subadviser and that the subadviser’s deep high yield fundamental research approach has underperformed in recent periods.

The Committee considered that Dynamic Bond Fund and Inflation-Protected and Income Fund had underperformed for the one-year period, but had three-year performance above the medians of their performance categories and had subadvisers who had shown even longer-term strong performance results.

Regarding the Special Situations Fund and Equity Rotation Fund, the Committee noted that each Fund’s performance was at the low end of its performance category. The Committee considered MML Advisers’ statements that the Special Situations Fund’s performance category is composed principally of mid-cap growth funds, without a focus on “special situations,” making comparison challenging. Similarly, the Committee considered MML Advisers’ statement that the Equity Rotation Fund’s performance category is largely comprised of funds that do not have a similar investment strategy. MML Advisers noted that each Fund had achieved positive absolute returns in three of the last four years. The Committee considered that MML Advisers nonetheless has placed the Funds on heightened review in light of their performance.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2020

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2020:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2020.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Asset Momentum Fund
Class II	$1,000	0.97%	$991.00	$4.80	$1,020.00	$4.87
Service Class I	1,000	1.22%	990.10	6.04	1,018.80	6.12
Dynamic Bond Fund
Class II	1,000	0.61%	1,008.90	3.05	1,021.80	3.07
Service Class I	1,000	0.86%	1,007.00	4.29	1,020.60	4.32
Equity Rotation Fund
Class II	1,000	0.83%	987.90	4.10	1,020.70	4.17
Service Class I	1,000	1.08%	986.20	5.33	1,019.50	5.42
High Yield Fund
Class II	1,000	0.81%	935.20	3.90	1,020.80	4.07
Service Class I	1,000	1.06%	934.90	5.10	1,019.60	5.32

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Initial Class	$1,000	0.88%	$1,046.70	4.48	$1,021.50	$4.42
Service Class	1,000	1.11%	1,045.00	5.64	1019.30	5.57
Short-Duration Bond Fund
Class II	1,000	0.57%	971.10	2.79	1,022.00	2.87
Service Class I	1,000	0.82%	970.00	4.02	1,020.80	4.12
Small Cap Equity Fund
Initial Class	1,000	0.73%	891.80	3.43	1,021.20	3.67
Service Class	1,000	0.98%	890.70	4.61	1,020.00	4.92
Special Situations Fund
Class II	1,000	1.02%	886.00	4.78	1,019.80	5.12
Service Class I	1,000	1.27%	884.00	5.95	1,018.50	6.37
Strategic Emerging Markets Fund
Class II	1,000	1.30%	912.40	6.18	1,018.40	6.52
Service Class I	1,000	1.55%	910.90	7.36	1,017.20	7.77

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2020, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, Connecticut 06082-1981

© 2020 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-49852-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b) Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/20/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/20/2020

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/20/2020